VALIC Company I Aggressive Allocation Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Equity Investment Companies — 57.5%
VALIC Company I Large Cap Core Fund	5,810,853	$105,118,338
VALIC Company I Small Cap Growth Fund	954,104	19,082,073
VALIC Company I Small Cap Value Fund	1,282,140	17,603,777
VALIC Company I Stock Index Fund	2,423,727	165,055,812
VALIC Company I Systematic Growth Fund	3,826,796	73,627,561
VALIC Company I Systematic Value Fund	3,714,390	69,979,110
Total Domestic Equity Investment Companies (cost $377,649,597)		450,466,671
Domestic Fixed Income Investment Companies — 21.5%
VALIC Company I Core Bond Fund	16,537,075	160,905,738
VALIC Company I High Yield Bond Fund	1,111,456	7,902,455
Total Domestic Fixed Income Investment Companies (cost $169,742,535)		168,808,193
International Equity Investment Companies — 20.2%
VALIC Company I Emerging Economies Fund	418,974	4,105,946
VALIC Company I International Equities Index Fund	14,354,154	154,450,693
Total International Equity Investment Companies (cost $113,344,931)		158,556,639
Total Long-Term Investment Securities (cost $660,737,063)		777,831,503
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $6,188,491)	6,188,491	$6,188,491
TOTAL INVESTMENTS (cost $666,925,554)	100.0%	784,019,994
Other assets less liabilities	(0.0)	(364,331)
NET ASSETS	100.0%	$783,655,663

#
The VALIC Company I Aggressive Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$777,831,503	$—	$—	$777,831,503
Short-Term Investments	6,188,491	—	—	6,188,491
Total Investments at Value	$784,019,994	$—	$—	$784,019,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.4%
Aerospace/Defense — 1.1%
Howmet Aerospace, Inc.	3,968	$971,962
Northrop Grumman Corp.	1,185	639,544
		1,611,506
Agriculture — 0.6%
Philip Morris International, Inc.	4,403	824,682
Auto Manufacturers — 0.6%
Tesla, Inc.†	2,455	903,317
Banks — 2.8%
Morgan Stanley	4,786	1,020,949
US Bancorp	10,579	651,455
Wells Fargo & Co.	26,812	2,316,289
		3,988,693
Biotechnology — 0.7%
Regeneron Pharmaceuticals, Inc.	464	370,773
Vertex Pharmaceuticals, Inc.†	1,289	701,886
		1,072,659
Building Materials — 0.9%
Trane Technologies PLC	1,860	826,584
Vulcan Materials Co.	1,694	456,668
		1,283,252
Chemicals — 0.5%
Ecolab, Inc.	2,503	708,850
Commercial Services — 1.0%
Affirm Holdings, Inc.†	4,575	340,609
S&P Global, Inc.	1,031	449,351
United Rentals, Inc.	626	649,788
		1,439,748
Computers — 4.7%
Apple, Inc.	16,040	5,082,274
Crowdstrike Holdings, Inc., Class A†	3,058	706,398
Western Digital Corp.	2,251	1,014,188
		6,802,860
Diversified Financial Services — 3.3%
American Express Co.	5,566	1,837,726
Mastercard, Inc., Class A	4,992	2,941,836
		4,779,562
Electric — 2.0%
Entergy Corp.	4,589	487,857
NextEra Energy, Inc.	22,312	1,837,170
Southern Co.	6,220	547,360
		2,872,387
Electrical Components & Equipment — 0.6%
Eaton Corp. PLC	1,986	798,134
Electronics — 0.4%
Amphenol Corp., Class A	3,390	537,484
Food — 0.5%
Mondelez International, Inc., Class A	10,397	645,342
Health Care-Products — 2.2%
Edwards Lifesciences Corp.†	9,367	850,055
Medtronic PLC	4,790	434,214
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
Stryker Corp.	2,393	$774,853
Thermo Fisher Scientific, Inc.	1,698	1,047,836
		3,106,958
Insurance — 1.7%
Aon PLC, Class A	2,251	723,742
Arthur J. Gallagher & Co.	4,295	1,125,934
Progressive Corp.	2,501	545,418
		2,395,094
Internet — 8.9%
Alphabet, Inc., Class A	15,706	5,329,831
Amazon.com, Inc.†	15,742	4,089,299
DoorDash, Inc., Class A†	1,944	450,503
Meta Platforms, Inc., Class A	3,484	1,994,033
Netflix, Inc.†	11,624	942,125
		12,805,791
Lodging — 0.3%
Marriott International, Inc., Class A	1,373	469,236
Machinery-Construction & Mining — 0.5%
Vertiv Holdings Co., Class A	2,479	641,367
Media — 1.2%
Space Exploration Technologies Corp., Class A†	4,103	589,560
Walt Disney Co.	11,094	1,193,160
		1,782,720
Oil & Gas — 0.8%
ConocoPhillips	8,857	1,173,464
Oil & Gas Services — 1.1%
Baker Hughes Co.	24,282	1,543,121
Pharmaceuticals — 1.7%
AbbVie, Inc.	5,108	1,309,793
Eli Lilly & Co.	1,028	1,189,119
		2,498,912
Private Equity — 0.9%
Blackstone, Inc.	9,266	1,327,262
REITS — 0.5%
Prologis, Inc.	5,039	705,057
Retail — 3.2%
AutoZone, Inc.†	308	921,302
Chipotle Mexican Grill, Inc.†	10,992	418,026
Lowe's Cos., Inc.	6,520	1,334,644
McDonald's Corp.	3,642	959,813
Walmart, Inc.	9,465	992,594
		4,626,379
Semiconductors — 12.1%
Advanced Micro Devices, Inc.†	3,026	1,424,399
ASML Holding NV	378	641,092
Broadcom, Inc.	8,476	3,139,002
Intel Corp.†	3,035	271,663
Lam Research Corp.	3,579	1,079,032
Micron Technology, Inc.	2,205	2,113,999
NVIDIA Corp.	34,378	7,589,975
NXP Semiconductors NV	4,928	1,107,026
		17,366,188
Software — 4.2%
Cadence Design Systems, Inc.†	2,530	857,113

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	8,665	$4,395,668
Palantir Technologies, Inc., Class A†	4,433	826,223
		6,079,004
Telecommunications — 0.4%
Corning, Inc.	4,309	640,877
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.	9,125	845,796
Water — 0.4%
American Water Works Co., Inc.	4,067	562,181
Total Common Stocks (cost $70,599,108)		86,837,883
CORPORATE BONDS & NOTES — 9.9%
Aerospace/Defense — 0.2%
Boeing Co.
3.45%, 11/01/2028	$19,000	18,479
6.53%, 05/01/2034	25,000	26,673
Honeywell Aerospace, Inc.
4.95%, 03/16/2036	45,000	43,229
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	40,226
5.40%, 07/31/2033	28,000	28,109
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	51,811
RTX Corp.
5.15%, 02/27/2033	23,000	23,022
		231,549
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	43,498
BAT Capital Corp.
4.39%, 08/15/2037	20,000	17,765
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,488
4.65%, 09/17/2034	32,000	30,416
5.15%, 08/04/2035	10,000	9,706
		124,873
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	44,464	42,890
3.95%, 01/11/2032	66,560	63,208
Series 2026-2, Class A 5.70%, 08/20/2040	60,000	59,994
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	48,532	46,620
United Airlines Pass-Through Trust
3.10%, 04/07/2030	20,328	19,547
3.50%, 11/01/2029	17,627	17,269
3.70%, 09/01/2031	27,941	26,549
5.45%, 08/15/2038	132,525	132,641
		408,718
Auto Manufacturers — 0.1%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	116,957
Banks — 3.0%
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,796
2.57%, 10/20/2032	40,000	35,267
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.68%, 06/19/2041	$144,000	$100,708
2.97%, 02/04/2033	30,000	26,730
5.05%, 02/06/2037	35,000	33,610
5.49%, 04/23/2037	55,000	53,398
5.51%, 01/24/2036	40,000	39,948
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	31,947
Bank of Nova Scotia
4.81%, 02/02/2034	65,000	62,776
BNP Paribas SA
5.18%, 01/09/2030*	200,000	200,919
BPCE SA
4.76%, 01/13/2032*	250,000	243,403
Citigroup, Inc.
3.06%, 01/25/2033	88,000	78,688
4.50%, 09/11/2031	25,000	24,392
4.54%, 09/19/2030	69,000	68,077
5.17%, 09/11/2036	25,000	24,290
5.45%, 06/11/2035	50,000	49,848
6.02%, 01/24/2036	25,000	25,158
Danske Bank A/S
4.61%, 10/02/2030*	200,000	197,431
5.02%, 03/04/2031*	200,000	198,906
Deutsche Bank AG
2.55%, 01/07/2028	150,000	148,883
5.37%, 01/10/2029	150,000	150,974
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	24,913
2.38%, 07/21/2032	15,000	13,089
2.64%, 02/24/2028	37,000	36,673
4.52%, 01/21/2032	60,000	58,121
4.94%, 10/21/2036	60,000	56,659
5.05%, 07/23/2030	45,000	44,976
5.07%, 01/21/2037	40,000	37,980
5.22%, 04/23/2031	52,000	52,032
5.24%, 07/21/2032	40,000	39,770
5.33%, 07/23/2035	95,000	93,295
5.54%, 01/28/2036	20,000	19,792
5.66%, 07/21/2037	50,000	49,534
6.22%, 07/21/2057	25,000	24,733
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	97,007
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,074
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	88,172
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	127,034
Morgan Stanley
4.36%, 10/22/2031	80,000	77,375
4.46%, 04/22/2039	110,000	97,821
4.81%, 04/16/2032	30,000	29,372
4.89%, 10/22/2036	10,000	9,452
5.04%, 07/19/2030	10,000	10,014
5.07%, 01/30/2037	30,000	28,600
5.32%, 07/19/2035	15,000	14,771
5.61%, 07/17/2037	5,000	4,950
5.66%, 04/18/2030	40,000	40,612
5.90%, 03/13/2047	100,000	97,364
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	29,457
5.07%, 01/24/2034	37,000	36,344
5.37%, 07/21/2036	45,000	44,352

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Santander Holdings USA, Inc.
5.22%, 06/05/2032	$30,000	$29,567
6.17%, 01/09/2030	40,000	40,857
Societe Generale SA
6.69%, 01/10/2034*	200,000	209,325
State Street Corp.
4.78%, 10/23/2036	20,000	18,955
Truist Financial Corp.
4.96%, 07/23/2030	50,000	49,849
4.96%, 10/23/2036	40,000	37,911
5.12%, 01/26/2034	20,000	19,623
5.28%, 04/23/2037	30,000	28,980
5.71%, 01/24/2035	17,000	17,100
7.16%, 10/30/2029	22,000	22,992
UBS Group AG
4.84%, 11/06/2033*	200,000	193,447
US Bancorp
5.08%, 05/15/2031	35,000	34,985
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	50,741
4.61%, 04/25/2053	80,000	64,187
4.96%, 01/23/2037	90,000	85,708
5.21%, 12/03/2035	60,000	58,722
5.50%, 01/23/2035	100,000	100,099
		4,297,535
Beverages — 0.0%
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	15,000	14,771
5.70%, 03/26/2036*	10,000	9,848
		24,619
Biotechnology — 0.1%
Amgen, Inc.
5.65%, 03/02/2053	81,000	75,491
Biogen, Inc.
5.75%, 05/15/2035	25,000	25,403
		100,894
Chemicals — 0.1%
EIDP, Inc.
5.13%, 05/15/2032	45,000	44,327
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	100,000	89,515
RPM International, Inc.
2.95%, 01/15/2032	37,000	33,012
		166,854
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	39,810
6.32%, 12/04/2028*	30,000	30,915
ERAC USA Finance LLC
5.20%, 10/30/2034*	20,000	19,731
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,507
5.40%, 03/15/2033	11,000	10,698
5.55%, 11/15/2035	70,000	66,837
Quanta Services, Inc.
5.10%, 08/09/2035	30,000	28,918
5.55%, 08/09/2036	50,000	49,233
		271,649
Security Description	Shares or Principal Amount	Value

Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	$13,000	$12,161
Apple, Inc.
2.70%, 08/05/2051	130,000	75,463
CGI, Inc.
2.30%, 09/14/2031	42,000	36,265
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	70,090
Leidos, Inc.
2.30%, 02/15/2031	141,000	124,463
		318,442
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	150,000	135,357
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	149,653
American Express Co.
4.80%, 10/24/2036	20,000	18,908
4.92%, 07/20/2033	15,000	14,739
5.44%, 01/30/2036	30,000	29,906
Aviation Capital Group LLC
5.13%, 04/10/2030*	25,000	24,870
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	17,000	16,536
4.20%, 04/15/2029*	15,000	14,646
4.70%, 01/30/2031*	25,000	24,299
4.85%, 04/01/2033*	35,000	33,438
4.95%, 01/15/2028*	28,000	28,040
4.95%, 10/15/2032*	7,000	6,746
5.15%, 01/15/2030*	30,000	29,860
5.75%, 03/01/2029*	10,000	10,132
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	92,895
5.40%, 01/30/2037	60,000	57,845
Charles Schwab Corp.
5.66%, 08/12/2037	25,000	24,917
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,141
		726,928
Electric — 1.5%
AES Corp.
5.80%, 03/15/2032	45,000	45,128
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	27,996
Constellation Energy Generation LLC
5.80%, 03/01/2033	6,000	6,148
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	108,513
Duke Energy Corp.
5.70%, 09/15/2055	25,000	22,916
6.10%, 09/15/2053	30,000	29,195
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	33,185
Edison International
5.00%, 05/05/2028	10,000	9,976
Emera US Finance LP
4.75%, 06/15/2046	174,000	143,606
Evergy Metro, Inc.
5.40%, 04/01/2034	71,000	70,960
Evergy, Inc.
2.90%, 09/15/2029	80,000	75,404

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
ITC Holdings Corp.
5.30%, 07/01/2043	$25,000	$22,777
5.50%, 04/15/2036*	20,000	19,691
Jersey Central Power & Light Co.
5.10%, 01/15/2035	15,000	14,668
Massachusetts Electric Co.
6.24%, 07/20/2056*	15,000	14,714
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	19,304
New England Power Co.
2.81%, 10/06/2050*	58,000	33,680
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	53,699
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	299,062
5.41%, 10/15/2035*	45,000	42,977
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,556
5.80%, 05/15/2034	66,000	66,058
5.90%, 10/01/2054	5,000	4,503
6.00%, 08/15/2035	80,000	80,538
6.40%, 06/15/2033	57,000	59,105
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	248,859
5.53%, 06/01/2051	30,000	28,757
5.54%, 07/15/2049	30,000	28,645
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,785
5.10%, 06/01/2054	30,000	26,382
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	9,731
5.25%, 01/15/2033	40,000	39,710
Puget Energy, Inc.
5.73%, 03/15/2035	15,000	14,807
San Diego Gas & Electric Co.
5.95%, 03/15/2056	10,000	9,652
SCE Recovery Funding LLC
4.70%, 06/15/2042	21,426	20,556
5.34%, 03/15/2047	25,000	24,256
5.39%, 12/15/2045	20,000	20,055
6.04%, 12/15/2054	35,000	35,177
6.09%, 06/15/2061	30,000	30,421
Sigeco Securitization I LLC
5.03%, 11/15/2038	19,909	19,672
Southern California Edison Co.
5.45%, 06/01/2031	60,000	60,072
5.90%, 03/01/2055	15,000	13,480
Southern Co.
5.20%, 06/15/2033	54,000	53,386
Southern Power Co.
4.80%, 06/15/2031	50,000	49,266
Union Electric Co.
3.90%, 04/01/2052	27,000	19,549
Vistra Operations Co. LLC
5.25%, 10/15/2035*	38,000	36,160
5.35%, 01/31/2036*	20,000	19,103
5.70%, 12/30/2034*	15,000	14,793
6.00%, 04/15/2034*	4,000	4,016
		2,156,649
Security Description	Shares or Principal Amount	Value

Electronics — 0.0%
Amphenol Corp.
5.30%, 11/15/2055#	$40,000	$36,226
Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	35,000	34,078
5.63%, 03/10/2037*	5,000	4,859
5.95%, 04/20/2035	15,000	15,171
6.38%, 04/15/2066	40,000	37,515
6.75%, 03/15/2034	5,000	5,343
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	23,130
Kraft Heinz Foods Co.
4.38%, 06/01/2046	5,000	3,891
4.63%, 10/01/2039	40,000	34,634
Kroger Co.
5.00%, 09/15/2034	20,000	19,326
5.50%, 09/15/2054	10,000	8,973
Mars, Inc.
5.65%, 05/01/2045*	55,000	52,751
Tyson Foods, Inc.
5.70%, 03/15/2034	30,000	30,403
		270,074
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	20,725
Southern California Gas Co.
6.35%, 11/15/2052	25,000	25,373
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	15,000	14,478
5.75%, 09/15/2033	20,000	20,397
		80,973
Health Care-Products — 0.1%
Solventum Corp.
5.60%, 03/23/2034	37,000	37,151
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	35,000	33,686
		70,837
Health Care-Services — 0.2%
Cigna Group
3.20%, 03/15/2040	53,000	39,966
HCA, Inc.
3.50%, 07/15/2051	7,000	4,498
3.63%, 03/15/2032	12,000	11,037
4.90%, 11/15/2035	10,000	9,457
5.45%, 09/15/2034	45,000	44,691
5.50%, 06/15/2047	10,000	8,964
5.75%, 03/01/2035	28,000	28,215
5.95%, 09/15/2054	15,000	13,992
6.10%, 04/01/2064	55,000	51,889
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	31,878
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	14,546
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	19,220
		278,353

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.2%
Empower Finance 2020 LP
3.08%, 09/17/2051*	$68,000	$42,103
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	30,000	30,358
Jackson National Life Global Funding
5.25%, 06/16/2031*	55,000	54,475
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	47,822
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	80,000	80,396
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	36,980
6.05%, 06/15/2056*	60,000	57,811
		349,945
Internet — 0.3%
Alphabet, Inc.
5.50%, 02/15/2046	20,000	18,581
5.65%, 02/15/2056	30,000	27,447
5.75%, 02/15/2066	20,000	17,956
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	35,418
4.88%, 03/13/2036	18,000	17,110
5.80%, 03/13/2056	30,000	27,672
6.00%, 07/09/2046	5,000	4,868
6.10%, 07/09/2056#	35,000	33,802
Beignet Investor LLC
6.58%, 05/30/2049*	70,000	67,061
Meta Platforms, Inc.
5.25%, 05/15/2036#	15,000	14,436
5.40%, 08/15/2054	20,000	16,214
5.50%, 11/15/2045	50,000	43,390
5.60%, 05/15/2053	35,000	29,413
6.30%, 05/15/2056	20,000	18,413
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	19,121
		390,902
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
7.09%, 09/01/2038*	63,000	62,373
Comcast Corp.
3.25%, 11/01/2039	154,000	112,421
5.30%, 06/01/2034#	50,000	49,174
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	55,000	53,760
5.65%, 07/15/2033*	55,000	53,060
5.88%, 07/15/2036*	25,000	23,562
Time Warner Cable LLC
5.88%, 11/15/2040	30,000	26,036
		380,386
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	67,812
5.63%, 04/04/2034*	30,000	30,128
		97,940
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	24,874
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	$145,000	$85,879
ConocoPhillips Co.
5.50%, 01/15/2055	25,000	23,039
Devon Energy Corp.
5.40%, 02/15/2035*	30,000	29,791
5.75%, 09/15/2054	11,000	10,314
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	66,412
Pioneer Natural Resources Co.
2.15%, 01/15/2031	20,000	17,811
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	42,227
		275,473
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	30,000	28,813
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036#	35,000	33,710
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.75%, 03/15/2036	45,000	42,885
5.05%, 03/15/2034	50,000	49,462
5.30%, 09/15/2036	10,000	9,890
5.55%, 03/15/2056	50,000	46,748
6.00%, 09/15/2056	10,000	9,937
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	11,846
4.13%, 06/15/2039	48,000	41,539
4.25%, 10/26/2049	61,000	47,305
5.55%, 02/22/2054	2,000	1,857
Cencora, Inc.
4.25%, 03/01/2045	50,000	40,075
5.13%, 02/15/2034	80,000	78,691
Eli Lilly & Co.
5.70%, 05/20/2066	20,000	19,063
Merck & Co., Inc.
2.90%, 12/10/2061	30,000	16,360
4.00%, 03/07/2049	20,000	15,104
Novartis Capital Corp.
5.70%, 03/18/2056	10,000	9,704
Pfizer Investment Enterprises Pte., Ltd.
5.34%, 05/19/2063	50,000	43,650
		484,116
Pipelines — 0.4%
Cheniere Energy Partners LP
5.55%, 10/30/2035	15,000	14,938
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,176
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	10,873
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	74,253
5.96%, 02/15/2055*	50,000	47,712
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	19,684
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,296

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
5.25%, 07/01/2029	$50,000	$50,487
5.35%, 01/15/2036	7,000	6,830
6.00%, 06/15/2048	35,000	32,980
Enterprise Products Operating LLC
4.45%, 02/15/2043	20,000	16,925
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	40,309
ONEOK, Inc.
4.75%, 10/15/2031	55,000	53,795
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	10,000	9,951
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	35,841
Western Midstream Operating LP
5.25%, 02/01/2050	10,000	8,433
5.70%, 07/01/2036	50,000	49,236
		522,719
REITS — 0.5%
American Tower Corp.
2.95%, 01/15/2051	57,000	33,958
3.10%, 06/15/2050	88,000	54,527
Brixmor Operating Partnership LP
2.50%, 08/16/2031	15,000	13,212
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	32,288
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,138
CubeSmart LP
2.00%, 02/15/2031	85,000	74,189
DOC DR LLC
2.63%, 11/01/2031	15,000	13,234
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	50,000	48,740
Equinix, Inc.
5.50%, 08/15/2033	75,000	74,101
Goodman US Finance Eight LLC
5.88%, 04/28/2046*#	10,000	9,481
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	14,463
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	35,824
2.88%, 01/15/2031	56,000	50,929
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	29,987
Safehold GL Holdings LLC
2.85%, 01/15/2032#	46,000	40,534
SBA Communications Corp.
5.15%, 07/15/2031	35,000	34,698
5.45%, 07/15/2033	25,000	24,667
UDR, Inc.
2.10%, 08/01/2032	57,000	47,742
WP Carey, Inc.
2.40%, 02/01/2031	141,000	125,380
		778,092
Retail — 0.0%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	17,255
Security Description	Shares or Principal Amount	Value

Semiconductors — 0.2%
Broadcom, Inc.
3.19%, 11/15/2036	$10,000	$7,887
4.55%, 02/15/2032	87,000	83,307
4.80%, 02/15/2036#	10,000	9,177
Intel Corp.
3.25%, 11/15/2049	20,000	12,318
3.73%, 12/08/2047	15,000	10,281
5.70%, 02/10/2053	28,000	24,998
KLA Corp.
3.30%, 03/01/2050	105,000	69,127
Marvell Technology, Inc.
2.95%, 04/15/2031	40,000	36,218
5.45%, 07/15/2035	67,000	65,920
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	40,000	29,025
		348,258
Software — 0.3%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	20,000	19,586
Fiserv, Inc.
5.15%, 08/12/2034	25,000	23,753
Oracle Corp.
3.65%, 03/25/2041	70,000	47,271
3.80%, 11/15/2037	70,000	53,239
3.95%, 03/25/2051	10,000	6,065
4.90%, 02/06/2033	40,000	36,840
5.70%, 02/04/2036#	25,000	23,116
6.55%, 02/04/2046	10,000	8,935
6.70%, 02/04/2056	40,000	35,231
6.85%, 02/04/2066	20,000	17,560
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	25,006
Synopsys, Inc.
5.70%, 04/01/2055	35,000	32,402
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	70,000	70,828
VMware, Inc.
4.70%, 05/15/2030	94,000	92,564
		492,396
Telecommunications — 0.2%
AT&T, Inc.
3.55%, 09/15/2055	30,000	18,186
5.13%, 04/30/2036	60,000	57,154
Beacon Point DC LLC
6.13%, 11/30/2042*	100,000	94,911
Motorola Solutions, Inc.
5.65%, 08/17/2036	10,000	9,961
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	48,000	45,762
Sopaipilla Investor LLC
7.53%, 11/30/2048*	40,000	40,976
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	27,737
		294,687
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	18,547

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	$10,000	$9,819
Total Corporate Bonds & Notes (cost $15,504,788)		14,230,062
ASSET BACKED SECURITIES — 5.1%
Auto Loan Receivables — 2.3%
American Credit Acceptance Receivables Trust
Series 2026-1, Class D 5.10%, 01/12/2033*	100,000	99,031
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	136,088
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class C 4.80%, 08/15/2031	132,000	131,590
Series 2026-2, Class D 5.19%, 02/17/2032	90,000	89,264
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	155,961
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	85,739
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	125,693
Consumer Portfolio Services Auto Trust
Series 2025-D, Class C 4.85%, 02/17/2032*	110,000	109,463
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	179,821
Series 2025-2A, Class B 4.87%, 01/15/2036*	160,000	159,480
Series 2026-1A, Class B 4.96%, 06/16/2036*	100,000	98,985
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	100,709
Drive Auto Receivables Trust
Series 2025-2, Class D 4.90%, 12/15/2032	135,000	133,636
Series 2025-1, Class C 4.99%, 09/15/2032	165,000	165,541
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	57,222	57,789
Exeter Automobile Receivables Trust
Series 2026-1A, Class B 4.22%, 10/15/2030	100,000	99,241
Series 2025-4A, Class C 4.57%, 06/16/2031	200,000	198,697
Series 2022-4A, Class D 5.98%, 12/15/2028	36,303	36,396
Series 2023-5A, Class C 6.85%, 01/16/2029	30,553	30,724
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	183	183
GLS Auto Receivables Issuer Trust
Series 2025-4A, Class C 4.74%, 08/15/2031*	115,000	114,049
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	$125,000	$126,423
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	151,523
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	100,000	100,024
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	38,124	38,210
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	152,831
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	161,513
Westlake Automobile Receivables Trust
Series 2025-2A, Class D 5.08%, 05/15/2031*	55,000	54,858
Series 2023-4A, Class C 6.64%, 11/15/2028*	92,580	93,215
Series 2023-4A, Class D 7.19%, 07/16/2029*	90,000	91,922
		3,278,599
Credit Card Receivables — 0.0%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	100,219
Home Equity — 0.1%
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(1)	141,318	141,308
Other Asset Backed Securities — 2.7%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	12,852	12,037
AMSR Trust
Series 2025-SFR2, Class C 4.28%, 11/17/2042*	116,000	109,415
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(2)	100,000	95,711
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	79,071	79,017
Aqua Finance Trust
Series 2020-AA, Class C 3.97%, 07/17/2046*	55,872	53,641
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	111,422
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	112,918	112,191
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,128
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	18,105	17,419

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	$155,000	$154,623
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	98,924
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	96,621
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	55,189	54,475
Series 2023-2A, Class A 6.53%, 06/15/2049*	54,060	55,326
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	204,232	203,764
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	32,455	29,022
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	86,698	87,344
Series 2024-A, Class C 6.32%, 03/15/2043*	39,099	39,550
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,715	123,588
Series 2021-3, Class D 3.00%, 01/17/2041*	89,336	83,379
Lendmark Funding Trust
Series 2026-1A, Class B 5.09%, 11/20/2035*	100,000	98,432
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	48,682	48,293
Series 2025-AA, Class A 4.98%, 05/20/2038*	100,000	99,755
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	29,182	28,125
OneMain Financial Issuance Trust
Series 2020-2A, Class D 3.45%, 09/14/2035*	100,000	96,450
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	17,747	17,525
Series 2026-A, Class B 5.06%, 01/09/2034*	100,000	99,350
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	117,512
Progress Residential Trust
Series 2025-SFR3, Class C 3.39%, 07/17/2042*	100,000	91,697
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	147,448
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	298,903	283,080
Series 2025-SFR5, Class B 4.00%, 10/17/2042*	298,903	280,840
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/17/2041*(1)	$130,000	$119,315
Reach ABS Trust
Series 2026-2A, Class B 4.81%, 02/15/2035*	100,000	99,708
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	102,582
Sierra Timeshare Receivables Funding LLC
Series 2022-2A, Class C 6.36%, 06/20/2040*	22,185	22,325
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	66,285	65,549
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	61,088	61,692
Verizon Master Trust
Series 2024-7, Class A 4.35%, 08/20/2032*	250,000	247,050
		3,844,325
Total Asset Backed Securities (cost $7,312,886)		7,364,451
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Commercial and Residential — 1.2%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(2)	175,000	175,075
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	117,692	115,694
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	93,770
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	77,371	70,290
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(1)	190,000	186,016
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 6.34%, (SOFR30A+2.70%), 07/25/2043*	90,000	91,912
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(2)	46,500	46,519
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(2)	100,000	100,026
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(2)	105,000	105,099
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(2)	215,000	214,500
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(2)	118,688	118,793
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	97,156

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(2)	$100,000	$99,977
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	190,618	167,257
		1,682,084
U.S. Government Agency — 2.5%
FARM Mtg. Trust VRS
Series 2024-2, Class A 5.15%, 08/01/2054*(1)	79,107	73,053
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	143,755	115,243
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	63,215
Series 2016-K58, Class B 3.92%, 09/25/2049*(1)	260,000	259,180
Federal Home Loan Mtg. Corp. REMIC
Series 4034, Class PK 2.25%, 03/15/2042	77,319	70,314
Series 5174, Class IG 3.00%, 01/25/2050(3)	378,782	48,637
Series 3910, Class CU 4.00%, 03/15/2041	17,038	16,708
Series 5052, Class KI 4.00%, 12/25/2050(3)	368,502	73,990
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	202,322	167,295
Series 2022-1, Class MTU 3.25%, 11/25/2061	39,822	33,424
Series 2018-1, Class M60C 3.50%, 05/25/2057	76,376	70,537
Series 2018-4, Class MA 3.50%, 03/25/2058	122,672	117,098
Series 2019-1, Class MT 3.50%, 07/25/2058	39,660	34,875
Series 2019-3, Class MB 3.50%, 10/25/2058	124,304	102,479
Series 2024-2, Class MT 3.50%, 05/25/2064	97,243	83,585
Series 2018-2, Class M55D 4.00%, 11/25/2057	128,379	120,503
Series 2018-4, Class M55D 4.00%, 03/25/2058	97,554	91,941
Series 2019-2, Class M55D 4.00%, 08/25/2058	114,475	106,868
Series 2019-3, Class M55D 4.00%, 10/25/2058	108,437	101,663
Series 2019-4, Class M55D 4.00%, 02/25/2059	39,716	36,979
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	101,104	94,055
Federal Home Loan Mtg. Corp. STRIPS
Series 357, Class 200 2.00%, 09/15/2047	63,991	53,769
Series 358, Class 300 3.00%, 10/15/2047	126,610	111,820
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 7.64%, (SOFR30A+4.00%), 11/25/2053*	$93,252	$95,773
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	49,932	50,083
Series 2002-T4, Class A1 6.50%, 12/25/2041	5,825	5,938
Federal National Mtg. Assoc. REMIC
Series 2013-5, Class NC 1.50%, 12/25/2032	74,020	70,025
Series 2018-72, Class VB 3.50%, 10/25/2031	108,535	105,924
Series 2019-7, Class CA 3.50%, 11/25/2057	138,367	131,378
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	181,647
Series 2017-35, Class VA 4.00%, 07/25/2028	30,391	30,242
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	375,148	80,551
Series 2002-W3, Class A4 6.50%, 11/25/2041	56,917	57,232
Series 2002-W8, Class A1 6.50%, 06/25/2042	28,881	29,843
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	195,883
Series 2023-M8, Class A2 4.62%, 03/25/2033(1)	110,000	107,498
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	135,058	110,254
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 6.80%, 06/20/2071(1)	129,101	111,664
Seasoned Loans Structured Transaction Trust
Series 2025-2, Class A1 3.00%, 10/25/2035	162,215	148,328
		3,559,494
Total Collateralized Mortgage Obligations (cost $5,471,869)		5,241,578
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.1%
U.S. Government — 10.9%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,277,000	1,391,927
1.38%, 11/15/2040 to 08/15/2050	1,719,000	918,350
1.63%, 11/15/2050	800,000	398,219
1.88%, 02/15/2051 to 11/15/2051	696,000	366,083
2.25%, 02/15/2052	808,000	463,243
3.00%, 08/15/2052	530,000	358,392
3.13%, 02/15/2043	105,000	81,195
3.63%, 08/15/2043	350,000	288,162
3.88%, 05/15/2043	50,000	42,703
4.38%, 08/15/2043	417,000	378,949
4.50%, 11/15/2054	75,000	66,604
4.63%, 02/15/2046	760,000	702,762
4.75%, 05/15/2055	10,000	9,248
5.00%, 05/15/2056	250,000	240,937
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2036	25,000	15,226

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.01%, 02/15/2032 to 05/15/2041	$2,075,000	$1,474,110
United States Treasury Notes
1.63%, 05/15/2031#	590,000	518,831
2.75%, 08/15/2032#	810,000	733,968
3.13%, 08/31/2029	459,000	442,576
3.75%, 02/28/2033#	472,000	450,004
3.88%, 03/31/2028 to 03/31/2031#	2,165,000	2,114,117
3.88%, 08/15/2033	1,350,000	1,290,516
4.00%, 02/15/2034#	265,000	254,317
4.13%, 02/15/2036#	350,000	333,867
4.25%, 03/31/2033#	185,000	181,423
4.25%, 11/15/2034	2,163,000	2,099,462
		15,615,191
U.S. Government Agency — 8.2%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	133,284	109,635
3.00%, 01/01/2052	63,727	54,832
3.45%, 08/01/2032	232,571	217,047
3.50%, 05/01/2042 to 01/01/2050	156,918	143,053
3.80%, 10/01/2034	100,000	92,671
4.00%, 01/01/2052	30,728	28,214
4.50%, 05/01/2052	49,248	47,180
5.50%, 01/01/2055	119,470	118,393
6.00%, 02/01/2054	117,654	120,091
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	262,022
1.56%, 12/01/2030	230,603	203,898
1.93%, 06/01/2035	95,404	77,619
2.50%, 07/01/2050 to 01/01/2052	875,095	726,946
2.62%, 11/01/2031	246,852	222,150
3.00%, 05/01/2050 to 09/01/2061	501,493	426,824
3.10%, 10/01/2032	134,809	123,204
3.14%, 07/01/2032	85,000	77,571
3.15%, 09/01/2033	105,000	94,052
3.30%, 07/01/2032	234,000	215,133
3.41%, 03/01/2033	107,000	97,789
3.45%, 08/01/2033	135,208	123,696
3.50%, 02/01/2052 to 11/01/2059	283,933	251,859
3.68%, 01/01/2032	159,057	150,710
3.81%, 10/01/2032	140,000	132,297
3.95%, 01/01/2033	288,000	273,388
4.00%, 06/01/2049 to 08/01/2059	641,428	590,956
4.05%, 07/01/2032	98,742	94,804
4.12%, 11/01/2032	155,000	149,072
4.31%, 10/01/2032	238,188	230,957
4.32%, 02/01/2034	110,000	105,979
4.41%, 01/01/2033	165,000	160,432
4.45%, 12/01/2032	152,471	149,195
4.48%, 02/01/2029	70,900	70,539
4.50%, 05/01/2052	99,568	94,853
4.74%, 04/01/2031	126,406	125,704
4.93%, 10/01/2032	112,024	112,411
5.00%, 06/01/2053	116,694	113,072
5.07%, 03/01/2028	62,418	62,756
5.43%, 07/01/2030	197,117	200,941
6.00%, 06/01/2052	49,572	50,667
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	525,643	435,804
1.51%, 11/01/2032(1)	211,149	175,508
Government National Mtg. Assoc.
2.50%, 12/20/2050 to 06/20/2052	279,743	233,164
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, 02/20/2051 to 09/20/2055	$1,771,304	$1,546,316
3.50%, 01/20/2051 to 08/20/2053	1,789,658	1,569,350
4.00%, 05/20/2038 to 08/20/2052	294,277	273,185
4.50%, 12/20/2031 to 05/20/2052	115,551	109,974
5.00%, 02/20/2052 to 08/20/2052	325,385	316,307
5.50%, 06/20/2063	30,211	29,970
6.00%, 09/20/2053 to 06/20/2063	161,937	165,105
6.50%, 11/20/2053 to 09/20/2054	213,286	223,256
Uniform Mtg. Backed Securities
3.00%, September 30 TBA	100,000	85,206
		11,865,757
Total U.S. Government & Agency Obligations (cost $30,457,831)		27,480,948
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	29,775
Total Long-Term Investment Securities (cost $129,376,482)		141,184,697
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(4)(5) (cost $24,400)	24,400	24,400
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $4,064,786 and collateralized by $4,162,500 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $4,146,096 (cost $4,064,667)	4,064,667	4,064,667
TOTAL INVESTMENTS (cost $133,465,549)	101.0%	145,273,764
Other assets less liabilities	(1.0)	(1,430,181)
NET ASSETS	100.0%	$143,843,583

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$11,838,345 representing 8.2% of net assets.

#	The security or a portion thereof is out on loan.
(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2026.
(3)	Interest Only

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

(4)	The rate shown is the 7-day yield as of August 31, 2026.
(5)
At August 31, 2026, the Fund had loaned securities with a total value of $3,281,372.
This was secured by collateral of $24,400, which was received in cash and subsequently invested in short-term investments currently valued at $24,400 as reported in the
Portfolio of Investments. Additional collateral of $3,376,706 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Mtg. Corp.	0.00% to 9.50%	04/15/2027 to 08/15/2057	$646,579
Federal National Mtg. Assoc.	0.89% to 16.81%	06/25/2027 to 08/01/2056	449,434
Government National Mtg. Assoc.	1.00% to 8.67%	08/20/2035 to 02/20/2073	673,843
United States Treasury Bills	0.00%	10/01/2026 to 06/10/2027	2,252
United States Treasury Notes/Bonds	0.00% to 5.13%	10/15/2026 to 08/15/2056	1,604,598

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,837,883	$—	$—	$86,837,883
Corporate Bonds & Notes	—	14,230,062	—	14,230,062
Asset Backed Securities	—	7,364,451	—	7,364,451
Collateralized Mortgage Obligations	—	5,241,578	—	5,241,578
U.S. Government & Agency Obligations	—	27,480,948	—	27,480,948
Municipal Securities	—	29,775	—	29,775
Short-Term Investments	24,400	—	—	24,400
Repurchase Agreements	—	4,064,667	—	4,064,667
Total Investments at Value	$86,862,283	$58,411,481	$—	$145,273,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.3%
Howmet Aerospace, Inc.	5,638	$1,381,028
Apparel — 1.9%
Deckers Outdoor Corp.†	47,884	4,169,739
On Holding AG, Class A†	147,819	4,212,841
		8,382,580
Auto Manufacturers — 1.4%
Tesla, Inc.†	16,776	6,172,729
Banks — 1.8%
Bank of America Corp.	48,842	3,025,274
JPMorgan Chase & Co.	5,017	1,786,152
Western Alliance Bancorp	36,479	2,850,104
		7,661,530
Biotechnology — 2.7%
BioMarin Pharmaceutical, Inc.†	36,326	2,369,545
Incyte Corp.†	17,393	2,143,165
Vertex Pharmaceuticals, Inc.†	13,213	7,194,743
		11,707,453
Commercial Services — 1.3%
Paylocity Holding Corp.†	30,588	4,900,809
Rollins, Inc.	24,697	890,821
		5,791,630
Computers — 11.7%
Apple, Inc.	94,860	30,056,391
Lumentum Holdings, Inc.†	1,529	1,398,668
Sandisk Corp.†	5,037	7,891,468
Seagate Technology Holdings PLC	6,645	5,504,585
Western Digital Corp.	13,769	6,203,623
		51,054,735
Diversified Financial Services — 3.9%
American Express Co.	19,172	6,330,019
Mastercard, Inc., Class A	2,942	1,733,750
SEI Investments Co.	46,509	5,161,569
Tradeweb Markets, Inc., Class A	36,057	3,883,339
		17,108,677
Electronics — 0.7%
Amphenol Corp., Class A	19,780	3,136,119
Engineering & Construction — 0.5%
EMCOR Group, Inc.	3,108	2,282,950
Food — 1.0%
Sysco Corp.	55,315	4,484,940
Health Care-Products — 0.3%
Insulet Corp.†	7,636	1,135,168
Health Care-Services — 1.3%
Centene Corp.†	22,424	1,442,760
Cigna Group	14,744	4,070,524
		5,513,284
Insurance — 1.1%
Progressive Corp.	21,047	4,589,930
Internet — 17.8%
Alphabet, Inc., Class A	15,720	5,334,582
Alphabet, Inc., Class C	56,049	18,799,395
Amazon.com, Inc.†	38,026	9,878,014
Booking Holdings, Inc.	32,965	6,563,002
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.	19,239	$6,101,072
Meta Platforms, Inc., Class A	30,264	17,321,298
Netflix, Inc.†	25,992	2,106,651
Pinterest, Inc., Class A†	178,405	3,873,172
Uber Technologies, Inc.†	94,961	7,183,800
		77,160,986
Lodging — 0.7%
Las Vegas Sands Corp.	72,470	3,174,911
Machinery-Construction & Mining — 0.6%
Bloom Energy Corp., Class A†	13,330	2,749,979
Mining — 1.2%
Newmont Corp.	42,448	5,350,995
Oil & Gas Services — 1.1%
TechnipFMC PLC	59,576	4,655,864
Pharmaceuticals — 6.1%
Eli Lilly & Co.	14,875	17,206,359
Jazz Pharmaceuticals PLC†	4,395	1,101,738
McKesson Corp.	5,977	5,291,558
Neurocrine Biosciences, Inc.†	18,834	2,901,001
		26,500,656
REITS — 0.6%
Host Hotels & Resorts, Inc.	119,118	2,612,258
Retail — 0.5%
Burlington Stores, Inc.†	8,559	2,223,286
Semiconductors — 25.4%
Advanced Micro Devices, Inc.†	28,912	13,609,457
Applied Materials, Inc.	13,690	6,275,359
Broadcom, Inc.	56,839	21,049,755
Credo Technology Group Holding, Ltd.†	12,280	2,777,613
Lam Research Corp.	33,470	10,090,870
Marvell Technology, Inc.	29,419	6,226,826
Micron Technology, Inc.	7,454	7,146,374
NVIDIA Corp.	196,090	43,292,750
		110,469,004
Software — 11.6%
Adobe, Inc.†	23,671	6,930,632
CoreWeave, Inc., Class A†	43,622	3,703,072
HubSpot, Inc.†	23,428	6,123,142
Microsoft Corp.	54,929	27,864,932
Nutanix, Inc., Class A†	82,656	5,667,722
		50,289,500
Telecommunications — 2.8%
Arista Networks, Inc.†	46,283	9,057,120
Ciena Corp.†	7,998	3,061,635
		12,118,755
Transportation — 1.0%
Landstar System, Inc.	22,620	4,085,851
Total Long-Term Investment Securities (cost $322,474,740)		431,794,798

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $3,826,627)	3,826,627	$3,826,627
TOTAL INVESTMENTS (cost $326,301,367)	100.2%	435,621,425
Other assets less liabilities	(0.2)	(719,789)
NET ASSETS	100.0%	$434,901,636

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$431,794,798	$—	$—	$431,794,798
Short-Term Investments	3,826,627	—	—	3,826,627
Total Investments at Value	$435,621,425	$—	$—	$435,621,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Allocation Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Fixed Income Investment Companies — 61.9%
VALIC Company I Core Bond Fund	17,212,726	$167,479,822
VALIC Company I High Yield Bond Fund	402,367	2,860,830
Total Domestic Fixed Income Investment Companies (cost $171,256,795)		170,340,652
Domestic Equity Investment Companies — 27.2%
VALIC Company I Large Cap Core Fund	958,062	17,331,347
VALIC Company I Small Cap Growth Fund	134,061	2,681,215
VALIC Company I Small Cap Value Fund	201,168	2,762,033
VALIC Company I Stock Index Fund	406,872	27,707,963
VALIC Company I Systematic Growth Fund	650,057	12,507,108
VALIC Company I Systematic Value Fund	621,741	11,713,596
Total Domestic Equity Investment Companies (cost $65,172,021)		74,703,262
International Equity Investment Companies — 10.3%
VALIC Company I Emerging Economies Fund	154,196	1,511,119
VALIC Company I International Equities Index Fund	2,495,236	26,848,742
Total International Equity Investment Companies (cost $22,075,454)		28,359,861
Total Long-Term Investment Securities (cost $258,504,270)		273,403,775
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $1,997,308)	1,997,308	$1,997,308
TOTAL INVESTMENTS (cost $260,501,578)	100.1%	275,401,083
Other assets less liabilities	(0.1)	(342,356)
NET ASSETS	100.0%	$275,058,727

#
The VALIC Company I Conservative Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$273,403,775	$—	$—	$273,403,775
Short-Term Investments	1,997,308	—	—	1,997,308
Total Investments at Value	$275,401,083	$—	$—	$275,401,083

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.5%
Advertising — 0.1%
Neptune Bidco. US, Inc.
9.29%, 04/15/2029*	$396,000	$405,594
9.50%, 02/15/2033*	440,000	451,766
Omnicom Group, Inc.
4.20%, 03/02/2029	242,000	237,714
WPP 2025 LLC
6.50%, 03/30/2036	368,000	364,335
		1,459,409
Aerospace/Defense — 0.4%
ATI, Inc.
4.88%, 10/01/2029	158,000	156,386
5.13%, 10/01/2031	150,000	147,397
BAE Systems PLC
5.50%, 03/26/2054*	272,000	258,696
Boeing Co.
3.38%, 06/15/2046	1,043,000	710,274
3.60%, 05/01/2034#	576,000	508,966
3.75%, 02/01/2050	603,000	418,169
5.15%, 05/01/2030	1,218,000	1,221,521
5.81%, 05/01/2050	252,000	237,548
5.93%, 05/01/2060	1,249,000	1,166,595
Honeywell Aerospace, Inc.
4.95%, 03/16/2036	1,747,000	1,678,251
5.73%, 03/16/2056	508,000	482,700
L3Harris Technologies, Inc.
5.25%, 06/01/2031	722,000	726,074
5.40%, 07/31/2033	1,577,000	1,583,141
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,601
RTX Corp.
5.38%, 02/27/2053	1,007,000	921,455
6.40%, 03/15/2054	598,000	626,298
		10,847,072
Agriculture — 0.1%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	768,955
5.15%, 08/04/2035	800,000	776,475
		1,545,430
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2026-2, Class A 5.70%, 08/20/2040	1,400,000	1,399,852
British Airways Pass-Through Trust
2.90%, 09/15/2036*	1,257,571	1,132,652
Latam Airlines Group SA
7.88%, 04/15/2030	350,000	359,951
Southwest Airlines Co.
5.25%, 11/15/2035	456,000	430,007
United Airlines Pass-Through Trust
5.45%, 08/15/2038	1,871,810	1,873,433
WestJet An Alberta Partnership
8.00%, 02/14/2031*#	529,980	509,990
		5,705,885
Auto Manufacturers — 0.4%
BMW US Capital LLC
5.00%, 03/19/2033*	212,000	206,364
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	339,000	333,737
4.65%, 10/12/2030*	482,000	474,408
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
5.13%, 01/19/2028*	$379,000	$381,186
Ford Motor Co.
3.25%, 02/12/2032	321,000	280,716
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	412,000	385,455
4.97%, 04/06/2029	635,000	628,229
6.05%, 11/05/2031	950,000	955,714
General Motors Financial Co., Inc.
3.10%, 01/12/2032	236,000	211,114
5.60%, 06/18/2031	1,239,000	1,252,679
5.90%, 01/07/2035	341,000	343,409
Hyundai Capital America
4.75%, 04/06/2029*	487,000	483,282
4.75%, 06/18/2029*	519,000	514,850
5.35%, 03/19/2029*	767,000	772,345
5.40%, 06/23/2032*	407,000	407,429
Mercedes-Benz Finance North America LLC
4.50%, 03/10/2031*	335,000	326,208
Nissan Motor Co., Ltd.
4.81%, 09/17/2030*	200,000	186,334
8.13%, 07/17/2035*	340,000	361,135
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	473,715
Stellantis Financial Services US Corp.
5.80%, 06/15/2031*	372,000	362,386
		9,340,695
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	202,000	202,217
7.75%, 10/15/2033*	295,000	296,389
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051#	505,000	297,076
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031*	281,000	280,226
6.38%, 04/15/2034*	133,000	131,390
IHO Verwaltungs GmbH
7.38%, 05/15/2033*(1)	350,000	364,504
ZF North America Capital, Inc.
6.88%, 04/23/2032*	515,000	516,084
		2,087,886
Banks — 8.9%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,800,000	1,793,223
Abu Dhabi Commercial Bank PJSC
5.36%, 03/10/2035	500,000	494,447
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,218,835
5.87%, 03/28/2035*	1,000,000	1,018,866
6.61%, 09/13/2029*	875,000	902,152
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	1,000,000	955,365
Banco Santander SA
5.59%, 08/08/2028	1,000,000	1,014,671
Bangkok Bank PCL/Hong Kong
5.08%, 11/26/2035*	400,000	384,852
Bank Mandiri Persero Tbk PT
4.90%, 03/24/2028	360,000	358,503
Bank of America Corp.
3.31%, 04/22/2042	978,000	729,676
3.85%, 03/08/2037	2,203,000	2,023,087
3.97%, 02/07/2030	1,423,000	1,393,196

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.08%, 04/23/2040	$2,301,000	$1,955,050
4.18%, 11/25/2027	831,000	827,115
4.48%, 04/23/2030	622,000	614,705
4.57%, 04/27/2033	1,087,000	1,049,006
5.05%, 02/06/2037	2,820,000	2,707,970
5.16%, 01/24/2031	125,000	125,451
5.43%, 08/15/2035	387,000	380,040
5.49%, 04/23/2037	1,570,000	1,524,256
5.52%, 10/25/2035	1,281,000	1,265,555
6.11%, 01/29/2037	723,000	740,789
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,690,056
Bank of New York Mellon Corp.
4.54%, 04/23/2032	292,000	285,182
5.18%, 08/12/2034	222,000	220,270
Bank of Nova Scotia
4.59%, 05/04/2037	881,000	836,285
4.81%, 02/02/2034	90,000	86,920
5.65%, 02/01/2034	952,000	968,264
BankUnited, Inc.
5.13%, 06/11/2030	1,162,000	1,141,408
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	390,000	378,290
5.54%, 01/22/2030*	1,155,000	1,166,575
Barclays PLC
5.10%, 06/26/2032	1,816,000	1,788,307
5.21%, 02/24/2037	635,000	602,043
5.79%, 02/25/2036	515,000	514,089
5.86%, 08/11/2046	211,000	201,645
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.40%, 06/03/2031*	974,000	964,260
BNP Paribas SA
4.89%, 06/30/2030*	477,000	473,510
4.92%, 01/15/2034*	811,000	781,302
5.28%, 11/19/2030*	2,035,000	2,039,589
5.79%, 01/13/2033*	840,000	852,202
BPCE SA
3.58%, 10/19/2042*	674,000	488,027
6.03%, 05/28/2036*	1,280,000	1,274,828
6.35%, 01/13/2047*	761,000	711,107
6.92%, 01/14/2046*	253,000	252,300
CaixaBank SA
5.58%, 07/03/2036*	2,645,000	2,606,991
5.67%, 03/15/2030*	248,000	251,672
6.04%, 06/15/2035*	1,390,000	1,421,338
6.84%, 09/13/2034*	200,000	213,898
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,490,896
Citibank, N.A.
4.91%, 05/29/2030	667,000	667,847
Citigroup, Inc.
2.57%, 06/03/2031	418,000	381,598
2.67%, 01/29/2031	368,000	339,809
2.90%, 11/03/2042	444,000	310,310
3.67%, 07/24/2028	211,000	209,115
4.45%, 09/29/2027	1,592,000	1,588,888
4.50%, 09/11/2031	745,000	726,888
4.54%, 09/19/2030	2,598,000	2,563,258
4.95%, 05/07/2031	3,250,000	3,230,150
5.17%, 09/11/2036	1,034,000	1,004,617
5.88%, 02/22/2033	677,000	690,697
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.00%, 10/31/2033	$1,450,000	$1,487,008
6.02%, 01/24/2036	1,560,000	1,569,880
Citizens Financial Group, Inc.
5.72%, 07/23/2032	1,268,000	1,283,598
Cooperatieve Rabobank UA
4.32%, 04/01/2029	926,000	919,414
4.99%, 05/27/2031*	1,205,000	1,200,175
Credit Agricole SA
4.66%, 01/12/2032*	924,000	896,873
5.19%, 08/01/2032*	783,000	774,119
5.22%, 05/27/2031*	473,000	471,941
5.30%, 07/12/2028*	2,064,000	2,087,278
5.86%, 01/09/2036*	1,265,000	1,270,933
Credit Suisse Group AG
9.02%, 11/15/2033*	194,000	229,796
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	988,141
5.02%, 03/04/2031*	830,000	825,460
Depository Trust Co.
4.55%, 03/27/2031*	347,000	341,063
Deutsche Bank AG
2.55%, 01/07/2028	950,000	942,928
3.55%, 09/18/2031	662,000	617,249
3.73%, 01/14/2032	241,000	222,829
3.74%, 01/07/2033	826,000	748,930
4.47%, 12/10/2031	305,000	296,920
4.95%, 08/04/2031	390,000	384,186
5.00%, 09/11/2030	825,000	821,513
5.30%, 05/09/2031	2,240,000	2,235,928
5.37%, 01/10/2029	680,000	684,414
5.41%, 05/10/2029	295,000	299,331
DNB Bank ASA
4.38%, 11/04/2031*	540,000	523,556
4.85%, 11/05/2030*	1,000,000	997,045
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	400,000	406,417
First Citizens BancShares, Inc.
6.25%, 03/12/2040	629,000	608,171
First Horizon Bank
5.75%, 05/01/2030#	465,000	464,770
First Horizon Corp.
5.51%, 03/07/2031	307,000	307,062
First-Citizens Bank & Trust Co.
5.10%, 07/13/2029	275,000	274,377
FNB Corp.
5.72%, 12/11/2030	969,000	971,492
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,363,000	1,362,061
2.38%, 07/21/2032	1,756,000	1,532,239
3.21%, 04/22/2042	1,386,000	1,001,212
3.80%, 03/15/2030	575,000	552,058
4.15%, 01/21/2029	1,236,000	1,224,974
4.22%, 05/01/2029	1,508,000	1,492,980
4.37%, 10/21/2031	403,000	389,570
4.94%, 10/21/2036	570,000	538,264
5.05%, 07/23/2030	135,000	134,928
5.07%, 01/21/2037	970,000	921,025
5.09%, 04/20/2034	1,180,000	1,151,004
5.33%, 07/23/2035	290,000	284,794
5.54%, 01/21/2047	322,000	296,569
5.66%, 07/21/2037	1,705,000	1,689,099
5.85%, 04/25/2035	4,075,000	4,132,713
6.22%, 07/21/2057	1,273,000	1,259,394

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.75%, 10/01/2037	$1,113,000	$1,174,633
HSBC Holdings PLC
2.87%, 11/22/2032	2,700,000	2,388,870
5.21%, 05/12/2034	917,000	897,442
5.24%, 08/14/2032	280,000	278,204
5.28%, 03/10/2037	571,000	548,903
5.73%, 05/17/2032	468,000	475,672
5.73%, 08/14/2037	798,000	790,712
6.33%, 03/09/2044	3,508,000	3,595,694
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	511,260
5.61%, 01/28/2041	516,000	494,655
ICICI Bank, Ltd.
5.42%, 08/21/2031*	200,000	199,696
ING Groep NV
4.80%, 03/23/2032	730,000	716,221
5.42%, 03/23/2037	500,000	488,206
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	661,373
6.01%, 06/29/2037*	368,000	360,420
JPMorgan Chase & Co.
2.07%, 06/01/2029	2,050,000	1,957,421
2.53%, 11/19/2041	2,321,000	1,578,062
2.55%, 11/08/2032	264,000	232,046
4.86%, 07/23/2030	1,398,000	1,393,822
4.90%, 01/22/2037	200,000	190,172
4.91%, 07/25/2033	264,000	259,428
5.58%, 07/23/2036	477,000	474,739
6.25%, 10/23/2034	195,000	204,730
KBC Group NV
4.45%, 09/23/2031*	1,949,000	1,894,980
KeyBank NA
4.90%, 08/08/2032	782,000	753,054
KeyCorp
5.31%, 01/28/2037	639,000	613,643
KIB Sukuk, Ltd.
5.54%, 04/16/2036	500,000	488,864
Lloyds Banking Group PLC
5.72%, 06/05/2030	260,000	264,320
M&T Bank Corp.
5.18%, 07/08/2031	1,160,000	1,158,401
5.40%, 07/30/2035#	379,000	375,719
Mashreqbank PSC
7.88%, 02/24/2033	350,000	357,585
Mitsubishi UFJ Financial Group, Inc.
4.51%, 01/14/2032	425,000	413,048
4.98%, 07/24/2030	277,000	276,809
5.57%, 07/24/2037	1,490,000	1,477,737
5.87%, 04/21/2047	584,000	568,007
Mizuho Bank, Ltd.
5.77%, 04/16/2046*	386,000	372,366
Mizuho Financial Group, Inc.
4.71%, 07/08/2031	1,085,000	1,069,463
4.97%, 07/13/2032	1,145,000	1,129,864
5.32%, 07/08/2036	1,400,000	1,372,105
5.34%, 07/13/2037	925,000	897,265
5.78%, 07/06/2029	1,431,000	1,455,341
Morgan Stanley
2.48%, 09/16/2036	498,000	427,301
3.22%, 04/22/2042	1,946,000	1,430,298
3.62%, 04/01/2031	606,000	576,169
4.36%, 10/22/2031	800,000	773,748
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.56%, 04/10/2030	$316,000	$312,422
4.65%, 10/18/2030	191,000	188,907
4.71%, 03/12/2032	1,100,000	1,073,759
4.81%, 04/16/2032	640,000	626,609
4.87%, 07/12/2029	1,433,000	1,433,137
4.89%, 10/22/2036	487,000	460,297
5.04%, 07/19/2030	660,000	660,900
5.07%, 01/30/2037	1,195,000	1,139,231
5.17%, 01/16/2030	455,000	457,171
5.17%, 07/14/2032	350,000	347,391
5.30%, 04/10/2037	660,000	638,331
5.30%, 04/20/2037	962,000	942,722
5.31%, 01/18/2041	409,000	387,810
5.32%, 07/19/2035	1,207,000	1,188,565
5.59%, 01/18/2036	1,060,000	1,058,081
5.61%, 07/17/2037	605,000	599,007
5.90%, 03/13/2047	1,525,000	1,484,803
Morgan Stanley Bank NA
4.79%, 05/10/2030	344,000	342,302
National Bank of Kuwait SAKP
5.25%, 02/10/2036	380,000	373,848
NatWest Group PLC
3.03%, 11/28/2035	747,000	680,867
4.45%, 05/08/2030	778,000	766,436
4.96%, 08/15/2030	2,671,000	2,667,816
5.91%, 03/03/2047#	896,000	845,904
NatWest Markets PLC
5.41%, 05/17/2029*	1,662,000	1,682,140
Oversea-Chinese Banking Corp., Ltd.
5.52%, 05/21/2034	570,000	577,999
Pinnacle Bank
5.96%, 01/15/2036	356,000	349,057
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	657,864
5.37%, 07/21/2036	1,185,000	1,167,933
5.42%, 01/25/2041	177,000	169,353
Regions Financial Corp.
5.72%, 06/06/2030	456,000	463,713
7.38%, 12/10/2037	771,000	856,223
Royal Bank of Canada
4.40%, 04/17/2030	642,000	633,068
4.65%, 07/10/2029	1,518,000	1,514,125
4.65%, 10/18/2030	1,050,000	1,038,880
Santander Holdings USA, Inc.
5.70%, 06/05/2037	740,000	720,607
6.17%, 01/09/2030	2,000,000	2,042,833
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,861,174
5.69%, 04/15/2031	910,000	920,970
Saudi Awwal Bank
5.95%, 09/04/2035	500,000	495,700
Signature Bank
4.00%, 10/15/2030†(2)	740,000	481,000
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	720,000	704,589
SNB Funding, Ltd.
6.00%, 06/24/2035	630,000	631,024
Societe Generale SA
3.34%, 01/21/2033*	215,000	192,451
5.25%, 02/19/2027*	775,000	778,042
5.40%, 08/08/2034*	337,000	327,594
5.51%, 05/22/2031*	501,000	502,810
6.10%, 04/13/2033*	2,240,000	2,285,752

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.45%, 01/10/2029*	$1,411,000	$1,437,610
6.69%, 01/10/2034*	1,089,000	1,139,777
Standard Chartered PLC
3.27%, 02/18/2036	400,000	363,237
5.01%, 10/15/2030*	350,000	348,788
5.69%, 05/14/2028*	400,000	402,557
5.85%, 08/13/2037*	360,000	357,466
State Street Corp.
4.78%, 10/23/2036	455,000	431,223
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	939,000	917,848
Swedbank AB
1.54%, 11/16/2026*	2,381,000	2,367,467
Texas Capital Bancshares, Inc.
5.30%, 02/27/2032	478,000	467,031
Toronto-Dominion Bank
4.87%, 04/22/2033	985,000	959,536
5.30%, 01/30/2032	780,000	785,122
Truist Bank
4.14%, 10/23/2029	739,000	728,230
Truist Financial Corp.
4.96%, 10/23/2036	500,000	473,883
5.12%, 01/26/2034	1,000,000	981,148
5.28%, 04/23/2037	642,000	620,179
7.16%, 10/30/2029	1,520,000	1,588,567
UBS Group AG
3.09%, 05/14/2032*	307,000	278,659
4.21%, 04/10/2030*	542,000	530,987
4.40%, 09/23/2031*	430,000	417,717
4.75%, 05/12/2028*	1,006,000	1,006,655
4.84%, 11/06/2033*	1,639,000	1,585,302
5.01%, 03/23/2037*	1,130,000	1,072,450
5.20%, 08/10/2037*	605,000	579,295
5.43%, 02/08/2030*	528,000	533,319
6.30%, 09/22/2034*	471,000	491,504
United Overseas Bank, Ltd.
2.00%, 10/14/2031	870,000	867,040
US Bancorp
2.49%, 11/03/2036	1,546,000	1,332,266
5.08%, 05/15/2031	860,000	859,621
Valley National Bancorp.
6.22%, 06/01/2036	881,000	869,057
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	652,000	648,164
Webster Financial Corp.
5.78%, 09/11/2035	766,000	765,805
Wells Fargo & Co.
2.57%, 02/11/2031	757,000	697,441
2.88%, 10/30/2030	928,000	870,488
3.07%, 04/30/2041	1,710,000	1,257,495
4.08%, 09/15/2029	802,000	790,142
4.30%, 07/22/2027	3,302,000	3,296,083
4.65%, 11/04/2044	311,000	254,500
4.75%, 12/07/2046	174,000	142,338
4.84%, 05/20/2032	914,000	899,732
4.96%, 01/23/2037	440,000	419,016
5.21%, 12/03/2035	3,145,000	3,078,013
5.39%, 04/24/2034	661,000	660,127
5.50%, 01/23/2035	422,000	422,416
5.61%, 04/23/2036	2,161,000	2,169,201
5.61%, 01/15/2044	317,000	295,567
Security Description	Shares or Principal Amount	Value

Banks (continued)
Western Alliance Bank
6.54%, 11/15/2035	$744,000	$731,885
Zions Bancorp NA
6.82%, 11/19/2035	794,000	816,687
		225,765,248
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	893,000	781,853
Constellation Brands, Inc.
4.35%, 05/09/2027	463,000	462,541
4.85%, 05/06/2031	339,000	334,794
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	325,000	320,039
5.70%, 03/26/2036*	672,000	661,785
6.63%, 03/26/2056*#	552,000	553,838
Molson Coors Beverage Co.
5.50%, 07/08/2036	301,000	294,694
PepsiCo., Inc.
3.60%, 02/18/2028	109,000	107,698
4.45%, 02/07/2028	456,000	455,984
4.65%, 07/23/2032#	394,000	390,183
		4,363,409
Biotechnology — 0.4%
Amgen, Inc.
3.15%, 02/21/2040	824,000	621,144
4.20%, 02/19/2031	307,000	297,434
4.40%, 05/01/2045	483,000	394,278
4.66%, 06/15/2051	412,000	334,992
5.15%, 03/02/2028	378,000	380,313
5.25%, 03/02/2030	343,000	346,092
5.60%, 03/02/2043	256,000	246,401
5.65%, 03/02/2053	914,000	851,841
5.75%, 03/02/2063	960,000	886,188
Biogen, Inc.
5.75%, 05/15/2035	610,000	619,824
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	525,000	513,115
Gilead Sciences, Inc.
2.60%, 10/01/2040	500,000	352,029
4.80%, 11/15/2029	455,000	455,772
4.90%, 05/20/2034	428,000	419,607
5.10%, 06/15/2035	299,000	295,172
5.55%, 10/15/2053	562,000	529,168
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	328,702
2.80%, 09/15/2050	983,000	570,959
Royalty Pharma PLC
2.15%, 09/02/2031	612,000	531,824
5.15%, 09/02/2029	266,000	267,483
Vylor, Inc.
5.13%, 08/15/2031*	286,000	285,134
		9,527,472
Building Materials — 0.1%
CRH SMW Finance DAC
5.20%, 05/21/2029	1,152,000	1,161,812
GCC SAB de CV
3.61%, 04/20/2032	600,000	545,368
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	661,000	582,379

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
St. Marys Cement, Inc.
5.75%, 04/02/2034	$400,000	$398,041
		2,687,600
Chemicals — 0.4%
Bond US Bidco. 1, Inc./Bidco. 2/Bidco. 3/German Bidco. 1 GmbH/German Bidco. 2
7.13%, 06/15/2033*	360,000	365,889
Cabot Corp.
4.95%, 08/15/2029	385,000	383,525
CF Industries, Inc.
5.30%, 11/26/2035	400,000	388,831
5.38%, 03/15/2044	602,000	554,999
Eastman Chemical Co.
5.75%, 03/08/2033	444,000	451,340
Ecolab, Inc.
2.70%, 12/15/2051	563,000	326,243
4.60%, 06/15/2029	982,000	978,562
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,152,502
FMC Corp.
8.00%, 06/01/2031*	190,000	197,074
8.45%, 11/01/2055	775,000	571,137
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	935,000	836,971
Methanex Corp.
5.25%, 12/15/2029	384,000	381,969
Mosaic Co.
5.35%, 08/17/2031	695,000	691,204
OCP SA
6.10%, 04/30/2030	700,000	711,201
PPG Industries, Inc.
4.38%, 03/15/2031	573,000	557,373
Sasol Financing USA LLC
8.75%, 04/10/2033*	200,000	210,534
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034	550,000	544,225
Westlake Corp.
3.38%, 08/15/2061	512,000	290,256
		9,593,835
Commercial Services — 0.8%
Adani Ports & Special Economic Zone, Ltd.
4.38%, 07/03/2029	400,000	387,624
Automatic Data Processing, Inc.
5.00%, 05/07/2036	523,000	507,808
Bidvest Group UK PLC
6.20%, 09/17/2032*	200,000	202,610
DP World, Ltd.
5.63%, 09/25/2048	544,000	479,878
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	895,732
5.64%, 03/13/2027*	1,520,000	1,526,664
EquipmentShare.com, Inc.
7.13%, 07/01/2034*	250,000	246,038
8.00%, 03/15/2033*#	530,000	543,773
8.63%, 05/15/2032*	178,000	185,095
ERAC USA Finance LLC
5.25%, 04/30/2036*	974,000	953,234
Experian Finance US, Inc.
5.35%, 08/24/2036*	380,000	369,973
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Ford Foundation
2.82%, 06/01/2070	$1,368,000	$733,040
Global Payments, Inc.
5.20%, 11/15/2032	390,000	376,304
5.40%, 03/15/2033	736,000	715,770
5.55%, 11/15/2035	2,233,000	2,132,105
Herc Holdings, Inc.
7.00%, 06/15/2030*	95,000	98,273
7.25%, 06/15/2033*	375,000	387,801
Hertz Corp.
12.63%, 07/15/2029*#	518,000	348,745
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	523,000	379,251
NES Fircroft Bondco AS
10.00%, 08/13/2031*	250,000	252,504
Quanta Services, Inc.
2.35%, 01/15/2032	1,308,000	1,131,471
3.05%, 10/01/2041	916,000	647,305
4.85%, 08/09/2029	356,000	354,789
5.10%, 08/09/2035	795,000	766,326
5.55%, 08/09/2036	1,565,000	1,540,987
S&P Global, Inc.
2.95%, 03/01/2029	530,000	507,848
4.25%, 01/15/2031	275,000	266,461
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	506,000	499,799
Sunbelt Rentals Holdings, Inc.
5.65%, 08/12/2036*	175,000	171,308
Triton Container International, Ltd.
3.15%, 06/15/2031*	1,291,000	1,152,154
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	430,000	379,954
5.15%, 02/15/2033	642,000	617,654
Valvoline, Inc.
6.13%, 08/15/2034*	267,000	266,636
Verisk Analytics, Inc.
4.45%, 03/15/2031	442,000	427,909
WEX, Inc.
6.50%, 03/15/2033*	511,000	513,791
		20,966,614
Computers — 0.5%
Accenture Capital, Inc.
4.50%, 10/04/2034	604,000	565,011
4.75%, 07/10/2029	354,000	353,516
Apple, Inc.
2.65%, 05/11/2050	786,000	458,262
2.70%, 08/05/2051	698,000	405,175
3.95%, 08/08/2052	706,000	521,227
Booz Allen Hamilton, Inc.
5.38%, 01/30/2030	516,000	514,855
5.95%, 04/15/2035#	840,000	832,813
CACI International, Inc.
6.38%, 06/15/2033*	365,000	369,882
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,848,000	1,358,068
4.35%, 02/01/2030	565,000	552,406
4.75%, 04/01/2028	651,000	651,548
4.75%, 07/15/2031	224,000	219,452
5.30%, 04/01/2032	1,800,000	1,802,306
8.10%, 07/15/2036	467,000	542,039

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	$400,000	$408,878
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	313,000	310,837
5.25%, 04/01/2033	424,000	419,049
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031#	1,015,000	1,001,260
International Business Machines Corp.
4.60%, 02/03/2033	637,000	612,366
Leidos, Inc.
4.38%, 05/15/2030	1,033,000	1,005,536
5.75%, 03/15/2033	587,000	595,571
		13,500,057
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	570,000	552,291
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	926,732
4.00%, 03/24/2052	545,000	405,416
Kenvue, Inc.
4.85%, 05/22/2032	396,000	392,141
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	510,000	500,314
Prestige Brands, Inc.
6.25%, 07/15/2034*	300,000	301,289
		3,078,183
Distribution/Wholesale — 0.1%
ADI Global Distribution Funding LLC
7.13%, 07/15/2034*	305,000	315,071
Dealer Tire Financial LLC
10.38%, 10/01/2031*	519,000	516,192
Veritiv Operating Co.
10.50%, 11/30/2030*	529,000	552,492
		1,383,755
Diversified Financial Services — 1.0%
Aercap Funding DAC
4.88%, 07/07/2031	565,000	554,483
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,169,000	1,165,557
4.63%, 09/10/2029	1,160,000	1,146,911
4.75%, 01/15/2033	415,000	398,802
5.00%, 11/15/2035	490,000	465,739
Air Lease Corp.
4.13%, 12/15/2026(3)	240,000	237,571
8.26%, 12/15/2026(3)	412,000	413,030
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	402,000	396,652
5.25%, 03/15/2030*	449,000	447,962
5.75%, 10/01/2031*	335,000	338,969
Ally Financial, Inc.
6.65%, 01/17/2040	524,000	513,563
American Express Co.
4.44%, 05/03/2030	1,157,000	1,144,072
4.80%, 10/24/2036	525,000	496,344
4.92%, 07/20/2033	696,000	683,891
5.44%, 01/30/2036	775,000	772,560
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	631,687
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	$445,000	$434,488
4.70%, 01/30/2031*	535,000	519,994
4.85%, 04/01/2033*	841,000	803,471
4.95%, 01/15/2028*	465,000	465,672
4.95%, 10/15/2032*	196,000	188,892
5.15%, 01/15/2030*	715,000	711,667
5.75%, 03/01/2029*	210,000	212,775
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	570,335
Capital One Financial Corp.
5.20%, 09/11/2036	970,000	925,162
Champions Financing, Inc.
8.75%, 02/15/2029*	619,000	631,117
Charles Schwab Corp.
5.66%, 08/12/2037	575,000	573,101
Credit Acceptance Corp.
6.63%, 03/15/2030*	475,000	477,078
9.25%, 12/15/2028*	31,000	32,072
Equitable America Global Funding
4.30%, 12/15/2028*	397,000	391,399
Figure Technology Solutions, Inc.
8.50%, 07/31/2031*	565,000	571,675
Focus Financial Partners LLC
6.75%, 09/15/2031*	502,000	499,380
Gabx Leasing LLC
4.63%, 04/15/2031*	290,000	281,842
goeasy, Ltd.
6.88%, 05/15/2030*	654,000	594,265
6.88%, 02/15/2031*	485,000	433,476
Intercontinental Exchange, Inc.
4.70%, 08/20/2029	256,000	255,211
Mastercard, Inc.
4.35%, 01/15/2032	305,000	296,724
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	294,965
6.10%, 06/28/2063	363,000	353,048
Nomura Holdings, Inc.
5.00%, 06/29/2029	291,000	290,337
5.55%, 07/14/2036	800,000	781,850
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	650,000	679,268
Planet Financial Group LLC
10.50%, 12/15/2029*	417,000	410,930
Rfna LP
7.88%, 02/15/2030*	615,000	622,801
Rocket Cos., Inc.
6.13%, 08/01/2031*	246,000	249,113
6.50%, 06/15/2034*	63,000	63,960
SLM Corp.
6.50%, 05/15/2032	355,000	356,066
Synchrony Financial
5.15%, 03/19/2029	244,000	243,275
5.45%, 10/15/2030	266,000	265,791
5.94%, 08/02/2030	460,000	466,580
7.25%, 02/02/2033	428,000	443,225
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	552,162
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	392,000	405,723

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Visa, Inc.
4.40%, 02/12/2033	$341,000	$330,718
		26,487,401
Electric — 3.4%
AES Corp.
2.45%, 01/15/2031	2,004,000	1,768,088
5.20%, 07/15/2029	270,000	270,058
5.45%, 06/01/2028	778,000	783,825
5.80%, 03/15/2032	920,000	922,613
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	514,786
Ameren Corp.
5.70%, 12/01/2026	452,000	452,967
American Electric Power Co., Inc.
5.63%, 03/01/2033	378,000	384,908
Appalachian Power Recovery Funding LLC
5.84%, 04/01/2048	650,000	642,820
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	531,919
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039	530,480	563,528
Clearway Energy Operating LLC
3.75%, 01/15/2032*	496,000	448,200
CMS Energy Corp.
4.75%, 06/01/2050	449,000	435,656
Colbun SA
5.38%, 09/11/2035	350,000	344,348
Cometa Energia SA de CV
6.38%, 04/24/2035	563,160	574,404
Consolidated Edison Co. of New York, Inc.
4.13%, 05/15/2049	373,000	281,163
4.45%, 03/15/2044	237,000	196,634
4.50%, 12/01/2045	334,000	274,309
5.88%, 06/15/2056	554,000	527,974
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,384,719
5.75%, 10/01/2041	1,000,000	978,423
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053*	448,204	433,066
Dominion Energy, Inc.
5.25%, 08/01/2033	2,458,000	2,427,124
5.35%, 06/15/2036	531,000	515,557
DTE Electric Co.
3.95%, 03/01/2049	1,045,000	777,743
DTE Energy Co.
4.88%, 06/01/2028	452,000	452,820
Duke Energy Carolinas LLC
3.55%, 03/15/2052	616,000	417,394
5.40%, 01/15/2054	473,000	430,780
Duke Energy Corp.
5.70%, 09/15/2055	570,000	522,486
5.80%, 06/15/2054	341,000	316,269
Duke Energy Florida LLC
5.95%, 11/15/2052	703,000	686,139
Duke Energy Indiana LLC
4.95%, 03/15/2036	186,000	178,441
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	505,000	472,629
Duke Energy Progress LLC
4.00%, 04/01/2052	996,000	724,678
Security Description	Shares or Principal Amount	Value

Electric (continued)
Emera US Finance LLC
5.20%, 04/01/2033	$317,000	$310,265
Emera US Finance LP
4.75%, 06/15/2046	1,666,000	1,374,982
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,105,831
4.75%, 05/25/2047*	1,025,000	837,024
5.13%, 06/26/2029*	323,000	325,037
7.75%, 10/14/2052*	1,090,000	1,263,273
Engie SA
5.25%, 04/10/2029*	510,000	514,014
5.88%, 04/10/2054*	577,000	547,580
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	327,042
3.85%, 06/01/2049	253,000	182,636
5.85%, 06/01/2054	360,000	341,972
Entergy Texas, Inc.
4.50%, 03/30/2039	2,717,000	2,401,667
5.00%, 09/15/2052	326,000	275,846
Evergy Missouri West, Inc.
4.70%, 05/21/2029*	260,000	258,310
FirstEnergy Corp.
4.85%, 07/15/2047	483,000	399,021
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,149,000	2,163,374
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,842,000	1,463,375
Florida Power & Light Co.
5.15%, 06/15/2029	570,000	576,840
5.60%, 02/15/2066	238,000	217,089
Georgia Power Co.
3.25%, 03/15/2051	2,006,000	1,283,231
Interstate Power & Light Co.
3.50%, 09/30/2049	1,411,000	966,054
4.95%, 09/30/2034	340,000	326,945
ITC Holdings Corp.
5.30%, 07/01/2043	320,000	291,547
5.50%, 04/15/2036*	290,000	285,526
5.65%, 05/09/2034*	455,000	456,023
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	249,357
Kallpa Generacion SA
5.50%, 09/11/2035*#	600,000	590,850
Kentucky Power Co.
7.00%, 11/15/2033*	795,000	841,130
Kentucky Utilities Co.
5.85%, 08/15/2055	169,000	162,239
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	390,000	345,607
Minejesa Capital BV
4.63%, 08/10/2030	376,220	369,879
Narragansett Electric Co.
5.35%, 05/01/2034*	353,000	349,537
National Rural Utilities Cooperative Finance Corp.
4.15%, 08/25/2028	198,000	196,066
4.40%, 05/11/2029	774,000	765,680
4.75%, 02/07/2028	209,000	209,308
5.00%, 08/15/2031	447,000	444,332
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	365,000	372,568
Niagara Mohawk Power Corp.
6.00%, 07/03/2055*	300,000	286,060

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
NRG Energy, Inc.
3.63%, 02/15/2031*	$674,000	$620,387
4.96%, 04/30/2031*	349,000	339,393
5.88%, 05/15/2034*	405,000	394,888
OGE Energy Corp.
5.45%, 05/15/2029	235,000	237,760
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	303,923
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,083,000	1,028,474
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,277,939
4.30%, 03/15/2045	2,314,000	1,748,470
4.95%, 07/01/2050	594,000	474,058
5.70%, 03/01/2035	1,780,000	1,755,210
5.80%, 05/15/2034	127,000	127,112
6.00%, 08/15/2035	45,000	45,303
6.10%, 10/15/2055	726,000	667,167
6.40%, 06/15/2033	157,000	162,798
PacifiCorp
3.30%, 03/15/2051	547,000	337,391
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	633,000	623,039
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	697,021
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,127,183
5.53%, 06/01/2051	1,370,000	1,313,231
PPL Capital Funding, Inc.
5.25%, 09/01/2034	201,000	197,512
Public Service Co. of Colorado
2.70%, 01/15/2051	3,108,000	1,780,146
3.70%, 06/15/2028	470,000	462,715
4.10%, 06/15/2048	1,335,000	1,020,463
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,612,000	1,402,759
5.45%, 01/15/2036	1,735,000	1,707,381
6.30%, 08/15/2056	537,000	533,622
Puget Energy, Inc.
5.73%, 03/15/2035	365,000	360,297
Puget Sound Energy, Inc.
5.69%, 06/15/2054	329,000	309,347
RWE Finance US LLC
5.88%, 09/18/2055*	530,000	489,524
6.25%, 04/16/2054*	596,000	578,784
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	450,959
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	358,016
5.95%, 03/15/2056	270,000	260,606
SCE Recovery Funding LLC
5.34%, 03/15/2047	580,000	562,746
5.39%, 12/15/2045	555,000	556,536
6.04%, 12/15/2054	855,000	859,316
6.09%, 06/15/2061	825,000	836,573
Sempra
5.25%, 03/15/2036	426,000	409,844
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,450,612
5.45%, 06/01/2031	1,650,000	1,651,976
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.88%, 12/01/2053	$234,000	$210,307
5.90%, 03/01/2055	305,000	274,092
6.20%, 09/15/2055	348,000	328,317
Southwestern Electric Power Co.
5.90%, 04/01/2056	230,000	216,002
Southwestern Public Service Co.
5.88%, 08/15/2056	682,000	650,420
Talen Energy Supply LLC
6.25%, 02/01/2034*	302,000	296,582
6.38%, 05/01/2033*	105,000	103,690
6.50%, 02/01/2036*	302,000	296,407
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	288,000	286,916
Union Electric Co.
3.90%, 04/01/2052	852,000	616,879
Virginia Electric & Power Co.
5.65%, 03/15/2055	1,600,000	1,483,512
Vistra Operations Co. LLC
4.30%, 10/15/2028*	500,000	492,116
5.55%, 04/30/2036*	845,000	819,890
5.70%, 12/30/2034*	3,000,000	2,958,538
6.00%, 04/15/2034*	101,000	101,404
Wisconsin Power & Light Co.
3.95%, 09/01/2032	302,000	283,307
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	190,000	196,405
8.38%, 01/15/2031*	630,000	670,911
		85,119,761
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	228,391
6.63%, 01/15/2032*	160,000	162,626
		391,017
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	395,000	396,978
5.60%, 05/29/2034	372,000	374,244
Amphenol Corp.
3.90%, 11/15/2028	371,000	364,987
5.25%, 04/05/2034	385,000	383,998
5.30%, 11/15/2055	870,000	787,921
Fortive Corp.
4.75%, 05/15/2031	642,000	628,194
Hubbell, Inc.
5.15%, 06/15/2036	440,000	425,428
Ingram Micro, Inc.
4.75%, 05/15/2029*	320,000	313,310
nVent Finance SARL
2.75%, 11/15/2031	538,000	473,465
Trimble, Inc.
6.10%, 03/15/2033#	281,000	288,708
TTM Technologies, Inc.
4.00%, 03/01/2029*	481,000	463,288
Vontier Corp.
2.95%, 04/01/2031	778,000	703,376
		5,603,897
Engineering & Construction — 0.1%
HTA Group, Ltd.
6.75%, 04/01/2031*	200,000	202,131
MasTec, Inc.
5.85%, 09/30/2036	877,000	865,526

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Engineering & Construction (continued)
5.90%, 06/15/2029	$365,000	$372,114
TAV Havalimanlari Holding AS
8.50%, 12/07/2028	250,000	256,998
		1,696,769
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	533,904
Cavalier Acquisition Corp.
8.25%, 08/15/2033*	323,000	330,901
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	545,411
Light & Wonder International, Inc.
6.25%, 10/01/2033*	405,000	403,987
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	594,000	595,693
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	363,000	354,485
Voyager Parent LLC
9.25%, 07/01/2032*	558,000	597,481
		3,361,862
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	505,000	504,785
Republic Services, Inc.
4.75%, 07/15/2031	442,000	437,946
Waste Connections, Inc.
2.20%, 01/15/2032	561,000	486,128
Waste Management, Inc.
4.63%, 02/15/2030	543,000	540,014
4.88%, 02/15/2029	540,000	542,423
		2,511,296
Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/31/2034*	95,000	89,309
6.25%, 03/15/2033*	690,000	677,080
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,135,479
Cencosud SA
5.75%, 04/15/2036*	560,000	553,619
Conagra Brands, Inc.
5.40%, 08/01/2031	154,000	153,476
7.00%, 10/01/2028	567,000	588,488
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	855,000	753,047
5.50%, 01/15/2036	1,300,000	1,265,746
5.63%, 03/10/2037*	15,000	14,577
5.95%, 04/20/2035	295,000	298,360
6.38%, 04/15/2066	895,000	839,392
6.50%, 12/01/2052	600,000	581,562
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	1,100,000	1,017,742
Kellanova
7.45%, 04/01/2031	875,000	959,864
Kraft Heinz Foods Co.
4.38%, 06/01/2046	451,000	350,949
4.88%, 10/01/2049	197,000	160,454
5.20%, 03/15/2032	286,000	285,217
Security Description	Shares or Principal Amount	Value

Food (continued)
Kroger Co.
3.88%, 10/15/2046	$470,000	$345,995
5.00%, 09/15/2034	564,000	544,992
5.50%, 09/15/2054	714,000	640,666
5.65%, 09/15/2064	824,000	737,228
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	379,000	387,660
Mars, Inc.
4.65%, 04/20/2031*	694,000	684,451
5.65%, 05/01/2045*	1,749,000	1,677,476
5.70%, 05/01/2055*	320,000	302,382
Minerva Luxembourg SA
7.50%, 04/22/2036*	245,000	229,555
Performance Food Group, Inc.
4.25%, 08/01/2029*	150,000	145,618
5.63%, 03/01/2034*	270,000	262,282
Post Holdings, Inc.
6.25%, 10/15/2034*	660,000	636,272
Sysco Corp.
4.40%, 07/25/2031	734,000	707,085
4.45%, 03/15/2048	441,000	344,242
4.50%, 04/01/2046	307,000	245,490
TreeHouse Foods, Inc.
7.75%, 02/11/2033*	525,000	531,020
US Foods, Inc.
5.75%, 04/15/2033*	400,000	398,100
		18,544,875
Forest Products & Paper — 0.0%
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	196,522
Suzano Netherlands BV
5.50%, 01/15/2036	550,000	527,560
		724,082
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	490,574
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035	400,000	390,720
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,022,000	1,047,305
NiSource, Inc.
5.20%, 07/01/2029	750,000	757,376
5.85%, 04/01/2055	162,000	152,279
Southern California Gas Co.
5.60%, 04/01/2054	391,000	357,877
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	380,000	366,782
		3,562,913
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	723,000	725,304
Health Care-Products — 0.3%
Abbott Laboratories
4.75%, 03/15/2038	348,000	326,648
5.50%, 03/15/2056	368,000	344,756
Agilent Technologies, Inc.
2.30%, 03/12/2031	881,000	783,832
2.75%, 09/15/2029	695,000	653,692
Avantor Funding, Inc.
3.88%, 11/01/2029*	485,000	467,094

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Products (continued)
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	$672,000	$671,455
Solventum Corp.
5.60%, 03/23/2034	904,000	907,700
STERIS Irish Finco. Unlimited Co.
3.75%, 03/15/2051	597,000	406,749
Stryker Corp.
4.85%, 12/08/2028	769,000	770,599
Teleflex, Inc.
5.88%, 01/15/2032*	415,000	415,368
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	401,000	388,254
4.90%, 02/12/2036	915,000	880,648
5.00%, 01/31/2029	976,000	983,845
VSP Optical Group, Inc.
5.40%, 06/01/2033*	243,000	240,258
		8,240,898
Health Care-Services — 0.9%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	555,000	522,283
Cigna Group
2.38%, 03/15/2031	292,000	260,699
2.40%, 03/15/2030	561,000	515,271
3.20%, 03/15/2040	1,423,000	1,073,047
3.40%, 03/15/2050	868,000	572,030
3.88%, 10/15/2047	222,000	162,465
4.38%, 10/15/2028	285,000	282,831
5.00%, 05/15/2029	485,000	488,011
Concentra Health Services, Inc.
6.88%, 07/15/2032*	441,000	456,072
Elevance Health, Inc.
5.70%, 09/15/2055	236,000	218,929
6.10%, 10/15/2052	515,000	501,263
HCA, Inc.
3.38%, 03/15/2029	744,000	717,534
3.50%, 09/01/2030	1,489,000	1,404,607
3.50%, 07/15/2051	1,627,000	1,045,404
3.63%, 03/15/2032	303,000	278,697
4.63%, 03/15/2052	616,000	477,272
4.90%, 11/15/2035	700,000	662,006
5.25%, 06/15/2049	638,000	548,174
5.30%, 05/15/2036	630,000	609,512
5.45%, 04/01/2031	1,077,000	1,087,828
5.50%, 03/01/2032	422,000	425,505
5.75%, 03/01/2035	727,000	732,587
Humana, Inc.
4.88%, 04/01/2030	377,000	373,274
5.88%, 03/01/2033	473,000	480,520
LifePoint Health, Inc.
7.00%, 05/01/2034*	540,000	507,734
Molina Healthcare, Inc.
3.88%, 05/15/2032*	246,000	222,608
6.25%, 01/15/2033*	295,000	293,439
Quest Diagnostics, Inc.
5.00%, 12/15/2034	468,000	455,330
Roche Holdings, Inc.
4.37%, 12/02/2032*	436,000	421,233
5.49%, 11/13/2030*	1,717,000	1,755,369
Sotera Health Holdings LLC
7.38%, 06/01/2031*	487,000	506,624
Security Description	Shares or Principal Amount	Value

Health Care-Services (continued)
Star Parent, Inc.
9.00%, 10/01/2030*	$515,000	$540,611
Tenet Healthcare Corp.
5.50%, 11/15/2032*	340,000	335,498
6.00%, 11/15/2033*	425,000	426,264
UnitedHealth Group, Inc.
4.25%, 06/15/2048	697,000	542,907
4.75%, 05/15/2052	1,329,000	1,088,740
4.90%, 04/15/2031	396,000	395,019
4.95%, 05/15/2062	567,000	461,384
		21,848,581
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	465,000	466,652
Lennar Corp.
5.20%, 07/30/2030	262,000	262,580
Mattamy Group Corp.
4.63%, 03/01/2030*	465,000	447,342
6.00%, 12/15/2033*	110,000	106,534
		1,283,108
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	568,000	484,923
7.50%, 11/06/2030*	105,000	96,614
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	512,000	514,408
Aon North America, Inc.
5.30%, 03/01/2031	2,021,000	2,030,183
5.75%, 03/01/2054	374,000	344,869
Assurant, Inc.
5.55%, 02/15/2036	516,000	504,396
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	630,000	626,736
8.38%, 02/01/2034*	676,000	610,080
Athene Global Funding
1.73%, 10/02/2026*	1,718,000	1,714,070
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	413,000	420,438
Chubb INA Holdings LLC
4.65%, 08/15/2029	186,000	185,575
CRC Insurance Group LLC
7.13%, 06/01/2031*	605,000	605,148
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	685,000	693,182
F&G Global Funding
2.30%, 04/11/2027*	1,082,000	1,066,731
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	947,000	596,237
Manulife Financial Corp.
4.99%, 12/11/2035	329,000	315,731
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	688,192
Nippon Life Insurance Co.
5.05%, 04/02/2033*#	325,000	321,056
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	1,000,000	1,004,956
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	236,000	232,666

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Pacific Life Insurance Co.
5.95%, 09/15/2055*	$264,000	$249,677
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	291,669
Prudential Financial, Inc.
3.91%, 12/07/2047	426,000	314,943
5.70%, 09/15/2048	344,000	344,574
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	373,093
Sompo Holdings, Inc.
5.41%, 04/22/2037*	392,000	374,278
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	434,000	467,995
Teachers Insurance & Annuity Association of America
6.05%, 06/15/2056*	378,000	364,206
Travelers Cos., Inc.
4.95%, 07/24/2031	774,000	770,424
Unum Group
5.25%, 12/15/2035	126,000	121,575
		16,728,625
Internet — 0.9%
Alphabet, Inc.
4.40%, 02/15/2033	516,000	493,735
4.63%, 08/10/2029	510,000	508,613
5.30%, 05/15/2065	332,000	279,775
5.35%, 11/15/2045	339,000	309,983
5.50%, 02/15/2046	530,000	492,386
5.65%, 02/15/2056	775,000	709,047
5.70%, 11/15/2075	520,000	456,049
5.75%, 02/15/2066	475,000	426,454
Amazon.com, Inc.
4.05%, 08/22/2047	296,000	220,640
4.55%, 03/13/2033	639,000	615,455
4.60%, 07/09/2029	1,518,000	1,511,060
4.88%, 03/13/2036	1,494,000	1,420,144
5.55%, 11/20/2065	1,014,000	878,639
5.80%, 03/13/2056	540,000	498,102
6.00%, 07/09/2046	1,170,000	1,139,091
6.05%, 03/13/2076	728,000	671,979
6.10%, 07/09/2056	940,000	907,817
6.25%, 07/09/2066	557,000	536,624
Arches Buyer, Inc.
9.00%, 08/15/2031*	346,000	361,108
Beignet Investor LLC
6.58%, 05/30/2049*	1,997,000	1,913,146
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	386,954
Gen Digital, Inc.
6.25%, 04/01/2033*	125,000	124,961
7.13%, 09/30/2030*	382,000	388,747
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(1)	741,315	638,794
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	110,863
4.13%, 08/01/2030*	241,000	226,878
6.13%, 09/15/2033*	215,000	211,718
Meituan
3.05%, 10/28/2030	400,000	365,888
Meta Platforms, Inc.
4.60%, 11/15/2032	255,000	244,859
5.25%, 05/15/2036	305,000	293,541
Security Description	Shares or Principal Amount	Value

Internet (continued)
5.40%, 08/15/2054	$875,000	$709,344
5.50%, 11/15/2045	1,609,000	1,396,293
5.55%, 08/15/2064	236,000	188,387
5.63%, 11/15/2055	1,481,000	1,234,363
6.30%, 05/15/2056	580,000	533,993
6.45%, 05/15/2066	213,000	194,819
Prosus NV
4.03%, 08/03/2050	820,000	560,435
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	387,200
Wayfair LLC
6.75%, 11/15/2032*	400,000	411,559
7.13%, 05/31/2034*	360,000	373,401
		23,332,844
Investment Companies — 0.0%
Gaci First Investment Co.
5.38%, 01/29/2054	425,000	360,672
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	145,000	148,615
7.13%, 11/15/2056	232,000	233,883
8.00%, 06/01/2056	345,000	362,502
		1,105,672
Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	674,000	679,907
7.63%, 01/15/2034*	215,000	219,371
Commercial Metals Co.
3.88%, 02/15/2031	395,000	370,873
5.75%, 11/15/2033*	50,000	49,218
Mineral Resources, Ltd.
6.00%, 05/01/2032*	225,000	222,057
6.25%, 05/01/2034*	220,000	215,481
7.00%, 04/01/2031*	116,000	119,628
8.50%, 05/01/2030*	25,000	25,808
9.25%, 10/01/2028*	193,000	198,539
Steel Dynamics, Inc.
4.00%, 12/15/2028	272,000	267,373
United States Steel Corp.
5.20%, 08/01/2031*	705,000	696,845
Usiminas International SARL
7.50%, 01/27/2032*	400,000	408,400
Vale Overseas, Ltd.
6.13%, 06/12/2033	200,000	206,429
6.40%, 06/28/2054#	430,000	424,195
		4,104,124
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	100,000	98,963
6.13%, 02/15/2033*	595,000	596,442
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,013,000	985,337
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	402,000	404,438
		2,085,180
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	275,000	254,568
5.00%, 06/01/2029*	266,000	259,166

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Marriott International, Inc.
2.85%, 04/15/2031	$401,000	$364,028
3.50%, 10/15/2032	354,000	321,249
4.50%, 05/01/2033	297,000	282,624
5.50%, 04/15/2037	226,000	221,720
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	441,000	428,806
MGM China Holdings, Ltd.
6.25%, 05/15/2033*	530,000	514,131
Sands China, Ltd.
2.85%, 03/08/2029	800,000	756,821
4.38%, 06/18/2030	858,000	831,089
Station Casinos LLC
6.63%, 03/15/2032*	538,000	544,823
Travel & Leisure Co.
6.13%, 09/01/2033*	255,000	251,536
6.25%, 06/01/2031*	255,000	256,915
		5,287,476
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	576,000	567,726
4.30%, 05/15/2029	497,000	492,171
4.65%, 08/14/2029	757,000	755,311
GE Vernova, Inc.
4.88%, 02/04/2036	249,000	238,982
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031*	352,000	349,461
		2,403,651
Machinery-Diversified — 0.1%
Deere & Co.
5.45%, 01/16/2035#	318,000	322,810
Deere Funding Canada Corp.
4.15%, 10/09/2030	403,000	391,606
4.85%, 07/15/2031	442,000	439,435
Esab Corp.
5.63%, 04/01/2031*	425,000	421,163
John Deere Capital Corp.
4.40%, 09/08/2031	560,000	547,116
Xylem, Inc.
5.45%, 06/01/2036	282,000	281,244
		2,403,374
Media — 0.8%
Cable One, Inc.
4.00%, 11/15/2030*#	692,000	281,436
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	320,000	266,811
5.38%, 06/01/2029*	52,000	51,068
6.38%, 09/01/2029*	153,000	153,142
7.00%, 02/01/2033*	565,000	551,645
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	448,000	250,508
6.05%, 02/15/2032	564,000	564,618
6.38%, 10/23/2035	192,000	187,174
7.09%, 09/01/2038*	986,632	976,811
7.34%, 09/01/2041*	1,244,000	1,234,968
Comcast Corp.
3.40%, 04/01/2030	535,000	505,395
4.60%, 10/15/2038	1,189,000	1,035,674
5.17%, 01/15/2037*	464,000	431,668
Security Description	Shares or Principal Amount	Value

Media (continued)
5.30%, 06/01/2034	$1,000,000	$983,472
5.50%, 05/15/2064#	365,000	297,053
Cox Communications, Inc.
5.45%, 09/01/2034*	468,000	431,352
5.95%, 09/01/2054*	338,000	274,158
CSC Holdings LLC
4.50%, 11/15/2031*	455,000	236,600
6.50%, 02/01/2029*	123,000	65,233
11.25%, 05/15/2028*	422,000	234,502
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
9.25%, 06/01/2032*	628,000	655,632
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	695,000	505,321
Fox Corp.
5.58%, 01/25/2049#	661,000	596,347
Gray Media, Inc.
7.50%, 09/15/2034*	350,000	349,598
Nexstar Media, Inc.
7.25%, 04/15/2034*	858,000	869,082
Paramount Global
4.20%, 05/19/2032	295,000	256,986
5.25%, 04/01/2044	298,000	198,859
5.85%, 09/01/2043	119,000	86,927
6.25%, 02/28/2057	513,000	396,086
6.38%, 03/30/2062	181,000	148,307
Sirius XM Radio LLC
3.88%, 09/01/2031*	386,000	351,792
4.00%, 07/15/2028*	308,000	300,345
5.88%, 04/15/2032*	20,000	19,734
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	1,466,000	1,432,941
5.65%, 07/15/2033*	1,410,000	1,360,280
5.88%, 07/15/2036*	919,000	866,129
6.65%, 07/15/2056*#	7,000	6,230
Time Warner Cable LLC
6.55%, 05/01/2037	2,013,000	1,938,585
Univision Communications, Inc.
7.38%, 06/30/2030*	355,000	356,332
8.50%, 07/31/2031*	330,000	332,580
9.38%, 08/01/2032*	285,000	290,817
		20,332,198
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	315,000	305,693
Mining — 0.3%
Anglo American Capital PLC
5.00%, 03/21/2033	350,000	341,583
5.75%, 04/05/2034*	1,330,000	1,346,409
6.00%, 04/05/2054	400,000	385,444
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	489,670
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	331,000	321,163
Capstone Copper Corp.
6.75%, 03/31/2033*	648,000	658,064
Endeavour Mining PLC
7.00%, 05/28/2030*	400,000	406,965
First Quantum Minerals, Ltd.
6.38%, 02/15/2036*	360,000	351,019
Glencore Funding LLC
5.51%, 04/01/2036*	770,000	757,209

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	$204,000	$204,944
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	258,906
5.63%, 02/12/2032*	450,000	449,775
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	286,003
Novelis Corp.
6.38%, 08/15/2033*	508,000	509,237
Sibanye-Stillwater UK Financing PLC
6.25%, 11/15/2031*	200,000	197,615
South32 Treasury, Ltd.
4.35%, 04/14/2032*	663,000	637,410
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	605,000	614,250
		8,215,666
Miscellaneous Manufacturing — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	722,091
Illinois Tool Works, Inc.
4.65%, 08/13/2029	760,000	758,031
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	610,183
Siemens Funding BV
4.90%, 05/28/2032*	567,000	565,777
5.80%, 05/28/2055*	208,000	204,283
5.90%, 05/28/2065*	206,000	201,300
		3,061,665
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*#	560,000	564,253
African Export-Import Bank/The
3.80%, 05/17/2031	200,000	181,279
Inter-American Development Bank
1.13%, 07/20/2028	1,599,000	1,505,893
		2,251,425
Oil & Gas — 0.9%
APA Corp.
5.35%, 07/01/2049	1,100,000	945,694
BP Capital Markets America, Inc.
4.87%, 11/25/2029	974,000	977,540
California Resources Corp.
7.25%, 01/15/2035*	520,000	521,255
Chevron USA, Inc.
4.20%, 10/15/2049	577,000	439,452
ConocoPhillips Co.
5.50%, 01/15/2055	700,000	645,095
Crescent Energy Finance LLC
7.38%, 01/15/2033*	342,000	349,330
7.88%, 04/15/2032*	315,000	325,509
DBR Land Holdings LLC
6.25%, 12/01/2030*	405,000	412,371
Devon Energy Corp.
5.40%, 02/15/2035*	1,145,000	1,137,007
5.90%, 02/15/2055*	759,000	724,000
Diamondback Energy, Inc.
6.25%, 03/15/2053	679,000	684,879
Eni SpA
5.95%, 05/15/2054*	490,000	467,766
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
6.00%, 05/18/2056*	$354,000	$337,958
Expand Energy Corp.
4.75%, 02/01/2032	563,000	544,924
Hess Corp.
6.00%, 01/15/2040	736,000	758,817
HF Sinclair Corp.
5.00%, 02/01/2028	402,000	401,111
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	323,000	318,886
7.25%, 02/15/2035*	345,000	347,246
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	223,644
6.38%, 10/24/2048	600,000	579,527
Murphy Oil Corp.
6.50%, 02/15/2034	525,000	523,327
Northern Oil & Gas, Inc.
7.50%, 09/01/2034*	205,000	206,614
7.88%, 10/15/2033*	505,000	519,518
Occidental Petroleum Corp.
6.45%, 09/15/2036	637,000	671,924
6.60%, 03/15/2046	75,000	77,720
7.50%, 05/01/2031	261,000	285,338
ORLEN SA
6.00%, 01/30/2035*	700,000	711,879
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,045,089
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	510,000	506,239
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,178,797
Pioneer Natural Resources Co.
2.15%, 01/15/2031	495,000	440,816
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	360,000	354,189
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	425,000	380,516
Shell Finance US, Inc.
4.13%, 11/06/2030	306,000	298,140
SM Energy Co.
6.63%, 04/15/2034*	90,000	90,575
8.63%, 11/01/2030*	283,000	297,294
9.63%, 06/15/2033*	100,000	110,231
Sunoco LP
5.88%, 03/15/2034*	615,000	606,154
Talos Production, Inc.
8.00%, 07/15/2034*	200,000	206,821
9.38%, 02/01/2031*	333,000	353,083
TotalEnergies Capital SA
5.43%, 09/10/2064	506,000	454,681
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	390,000	379,312
Valaris, Ltd.
8.38%, 04/30/2030*	386,000	401,362
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	351,000	363,819
Woodside Finance, Ltd.
5.40%, 05/19/2030	851,000	859,169
		22,464,618
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	210,000	213,870

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	$295,000	$290,149
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	755,000	725,127
Kodiak Gas Services LLC
5.88%, 04/01/2031*	403,000	401,829
6.50%, 10/01/2033*	106,000	107,022
6.75%, 10/01/2035*	110,000	112,147
WBI Operating LLC
6.25%, 10/15/2030*	200,000	201,069
6.50%, 10/15/2033*	360,000	361,174
		2,412,387
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	104,000	93,318
5.13%, 03/12/2036	875,000	842,755
AptarGroup, Inc.
4.75%, 03/30/2031	600,000	588,644
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	455,000	457,335
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	512,000	505,794
Crown Americas LLC
5.25%, 04/01/2030	145,000	144,598
5.88%, 06/01/2033	155,000	155,006
Packaging Corp. of America
5.70%, 12/01/2033	1,571,000	1,603,471
Silgan Holdings, Inc.
4.13%, 02/01/2028	241,000	238,049
Sonoco Products Co.
4.60%, 09/01/2029	494,000	487,743
Sword Purchaser LLC
8.25%, 04/15/2033*	532,000	550,610
		5,667,323
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	2,725,000	2,322,934
4.25%, 11/21/2049	748,000	582,869
4.40%, 03/15/2033	447,000	428,475
4.75%, 03/15/2036	705,000	671,859
4.95%, 03/15/2031	434,000	434,309
5.30%, 09/15/2036	349,000	345,169
5.55%, 03/15/2056	845,000	790,039
6.00%, 09/15/2056	406,000	403,454
Astrazeneca Finance LLC
4.85%, 02/26/2029	677,000	680,626
4.88%, 03/03/2028	597,000	600,120
4.90%, 03/03/2030	645,000	646,676
Bayer US Finance LLC
6.38%, 07/20/2056*	224,000	217,351
Becton Dickinson & Co.
4.30%, 08/22/2032	717,000	684,720
4.69%, 02/13/2028	1,758,000	1,757,030
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	593,368
3.25%, 08/01/2042	618,000	452,712
4.25%, 10/26/2049	547,000	424,190
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.75%, 02/01/2031	$596,000	$615,165
Cardinal Health, Inc.
4.50%, 09/15/2030#	272,000	266,838
4.50%, 11/15/2044	647,000	528,401
4.60%, 03/15/2043	2,777,000	2,342,514
5.13%, 02/15/2029	511,000	514,742
5.75%, 11/15/2054	229,000	217,186
Cencora, Inc.
4.30%, 12/15/2047	1,103,000	871,902
5.13%, 02/15/2034	1,767,000	1,738,076
5.65%, 02/13/2056	182,000	171,858
CVS Health Corp.
5.13%, 07/20/2045	2,431,000	2,110,640
5.55%, 06/01/2031	503,000	511,123
Eli Lilly & Co.
4.15%, 05/20/2029	214,000	211,716
4.60%, 08/14/2034	387,000	373,701
4.70%, 02/09/2034	908,000	886,044
4.75%, 02/12/2030	398,000	398,538
5.65%, 10/15/2065	238,000	224,531
5.70%, 05/20/2066	672,000	640,531
EMD Finance LLC
5.00%, 10/15/2035*	439,000	421,569
Gainwell Acquisition Corp.
9.00%, 09/01/2031*	292,000	304,155
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	394,000	390,360
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	382,000	359,977
7.75%, 05/01/2033*	407,000	411,163
McKesson Corp.
4.95%, 05/30/2032	693,000	688,183
Novartis Capital Corp.
4.40%, 03/18/2031	670,000	656,793
5.70%, 03/18/2056	220,000	213,478
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	470,000	458,320
5.11%, 05/19/2043	1,260,000	1,151,991
5.30%, 05/19/2053	108,000	96,577
5.34%, 05/19/2063	1,093,000	954,192
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	341,602
5.65%, 07/05/2044	253,000	242,170
		31,349,937
Pipelines — 1.3%
Acu Petroleo Luxembourg SARL
7.50%, 07/13/2035	240,361	245,659
Cheniere Energy Partners LP
5.35%, 11/30/2036*	189,000	183,806
5.55%, 10/30/2035	395,000	393,378
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	274,782
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,029,581
5.96%, 02/15/2055*	1,390,000	1,326,385
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/2034*	125,000	126,097
7.38%, 06/30/2033*	514,000	529,027
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	378,929

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EIG Pearl Holdings SARL
3.55%, 08/31/2036	$572,959	$510,136
Enbridge, Inc.
4.60%, 06/20/2028	213,000	212,503
5.45%, 03/27/2036	1,500,000	1,480,069
Energy Transfer LP
4.90%, 03/15/2035	798,000	757,221
4.95%, 05/15/2028	444,000	445,111
5.15%, 02/01/2043	332,000	291,224
5.35%, 05/15/2045	1,085,000	959,740
5.40%, 10/01/2047	1,722,000	1,513,621
6.13%, 12/15/2045	386,000	371,952
Enterprise Products Operating LLC
3.70%, 01/31/2051	161,000	113,487
4.60%, 01/15/2031	273,000	269,154
Esentia Energy Development SAB de CV
6.50%, 07/30/2038*	454,000	439,926
Excelerate Energy LP
8.00%, 05/15/2030*	470,000	494,743
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	692,863	617,196
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	90,000	90,612
7.88%, 05/15/2032	462,000	479,542
8.00%, 05/15/2033	90,000	94,416
GNL Quintero SA
4.63%, 07/31/2029	445,032	442,237
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,913,000	2,863,940
Green Palm Bidco SARL
6.46%, 06/30/2046*	400,000	391,186
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	350,267
6.51%, 02/23/2042	360,000	367,619
Harvest Midstream I LP
6.75%, 05/15/2034*	175,000	177,583
7.50%, 05/15/2032*	468,000	485,700
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	75,000	75,646
6.63%, 01/15/2035*	130,000	130,662
7.38%, 07/15/2032*	417,000	430,569
ITT Holdings LLC
6.50%, 08/01/2029*	806,000	803,504
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,086,000	1,003,773
Kinder Morgan, Inc.
5.45%, 08/01/2052	368,000	328,504
MPLX LP
4.80%, 02/15/2031	429,000	422,421
5.30%, 04/01/2036	522,000	504,896
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	368,000	379,625
8.38%, 02/15/2032*	177,000	185,567
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	305,583
ONEOK Partners LP
6.65%, 10/01/2036	2,930,000	3,138,618
ONEOK, Inc.
4.75%, 10/15/2031	900,000	880,285
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	281,000	225,807
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Rio Grande LNG LLC
5.75%, 06/30/2036*	$715,000	$696,527
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	220,000	220,205
5.03%, 10/01/2029	255,000	253,755
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056	268,000	251,310
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	211,851	210,565
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	305,000	303,725
Venture Global LNG, Inc.
6.38%, 12/15/2034*	225,000	223,305
6.63%, 06/15/2036*	280,000	281,133
8.38%, 06/01/2031*	506,000	526,186
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035*	460,000	511,558
Western Midstream Operating LP
5.30%, 03/01/2048	188,000	160,080
Williams Cos., Inc.
5.75%, 06/24/2044	425,000	405,406
5.95%, 03/15/2056	271,000	256,822
		32,822,866
Real Estate — 0.1%
Aldar Investment Properties Sukuk, Ltd.
5.25%, 03/25/2035	400,000	392,282
CBRE Services, Inc.
4.90%, 01/15/2033	283,000	274,363
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033*	300,000	289,050
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	125,000	125,168
Emaar Sukuk, Ltd.
3.88%, 09/17/2029	400,000	387,384
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	333,000	346,119
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	928,641
		2,743,007
REITS — 0.8%
American Tower Corp.
2.30%, 09/15/2031	1,657,000	1,444,945
4.70%, 12/15/2032	197,000	190,143
5.20%, 02/15/2029	1,867,000	1,879,042
Arbor Realty SR, Inc.
7.88%, 07/15/2030*#	575,000	540,730
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	529,000	548,138
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	880,766
Crown Castle, Inc.
5.00%, 01/11/2028	394,000	395,136
5.60%, 06/01/2029	975,000	989,436
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	1,035,000	984,421
Equinix, Inc.
5.50%, 08/15/2033	1,400,000	1,383,225
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	863,214
FIBRA Prologis
5.63%, 01/14/2038*	325,000	306,429

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Goodman US Finance Eight LLC
5.88%, 04/28/2046*#	$759,000	$719,618
Goodman US Finance Six LLC
5.13%, 10/07/2034*	223,000	215,016
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,483,000	1,387,571
Iron Mountain, Inc.
6.25%, 01/15/2035*	380,000	375,787
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029*	308,000	299,998
LXP Industrial Trust
2.38%, 10/01/2031	263,000	228,912
National Health Investors, Inc.
5.35%, 02/01/2033	129,000	125,734
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	429,819
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	420,000	413,886
6.25%, 02/15/2035*	125,000	125,689
SBA Communications Corp.
5.15%, 07/15/2031	800,000	793,091
5.45%, 07/15/2033	1,019,000	1,005,427
Starwood Property Trust, Inc.
5.88%, 08/15/2029*	127,000	127,536
6.13%, 06/01/2031*	25,000	25,053
6.50%, 07/01/2030*	392,000	398,862
UDR, Inc.
2.10%, 08/01/2032	583,000	488,304
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	881,071
Weyerhaeuser Co.
4.00%, 03/09/2052	267,000	191,575
WP Carey, Inc.
5.20%, 09/15/2036	520,000	498,686
		19,137,260
Retail — 0.4%
Academy, Ltd.
5.88%, 05/15/2031*	360,000	357,559
Arcos Dorados BV
6.38%, 01/29/2032	400,000	411,740
AutoZone, Inc.
6.25%, 11/01/2028	319,000	328,128
Darden Restaurants, Inc.
4.35%, 10/15/2027	291,000	290,103
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038*	410,000	386,697
6.26%, 01/22/2032*	300,000	308,086
Falabella SA
3.38%, 01/15/2032	620,000	553,806
FirstCash, Inc.
5.63%, 01/01/2030*	273,000	270,602
6.13%, 05/01/2034*	320,000	316,485
6.88%, 03/01/2032*	65,000	66,279
Home Depot, Inc.
4.90%, 04/15/2029	333,000	335,256
LBM Acquisition LLC
9.50%, 06/15/2031*#	590,000	485,240
McDonald's Corp.
3.63%, 09/01/2049	448,000	311,184
4.45%, 03/01/2047	452,000	365,357
Security Description	Shares or Principal Amount	Value

Retail (continued)
4.80%, 08/14/2028	$1,008,000	$1,011,210
Murphy Oil USA, Inc.
4.75%, 09/15/2029	187,000	183,987
5.88%, 06/01/2034*	425,000	421,520
O'Reilly Automotive, Inc.
4.80%, 08/14/2029	768,000	766,011
Park River Holdings, Inc.
8.00%, 03/15/2031*	403,000	405,159
8.75%, 12/31/2030*	235,264	222,836
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	425,000	431,835
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	575,000	580,533
QXO Building Products, Inc.
6.50%, 07/15/2031*	84,000	84,949
6.75%, 04/30/2032*	321,000	328,327
6.88%, 07/15/2034*	84,000	84,999
		9,307,888
Savings & Loans — 0.1%
Nationwide Building Society
5.05%, 07/14/2032*	1,365,000	1,343,927
Semiconductors — 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033*	405,000	397,989
Broadcom, Inc.
2.45%, 02/15/2031	862,000	765,908
3.19%, 11/15/2036	1,271,000	1,002,505
4.80%, 02/15/2036	412,000	378,078
4.90%, 07/15/2032	377,000	365,790
Foundry JV Holdco LLC
6.10%, 01/25/2036*	219,000	223,268
6.15%, 01/25/2032*	562,000	579,164
6.20%, 01/25/2037*	335,000	343,217
6.30%, 01/25/2039*	300,000	308,555
6.40%, 01/25/2038*	570,000	590,564
Intel Corp.
3.25%, 11/15/2049	1,160,000	714,450
3.73%, 12/08/2047	1,101,000	754,636
4.15%, 08/05/2032	341,000	320,274
5.70%, 02/10/2053	334,000	298,190
6.20%, 05/15/2066	365,000	340,178
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	995,999
5.45%, 07/15/2035	1,471,000	1,447,294
NVIDIA Corp.
5.63%, 06/15/2056	568,000	509,957
QUALCOMM, Inc.
4.75%, 05/20/2032	281,000	277,141
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	580,110
Texas Instruments, Inc.
4.60%, 02/15/2028#	428,000	428,190
		11,621,457
Software — 0.6%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	341,000	333,269
7.50%, 02/15/2032*	70,000	72,101
CoreWeave, Inc.
9.63%, 07/15/2032*	315,000	277,931
9.75%, 10/01/2031*	433,000	387,199

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	$514,000	$503,369
Fiserv, Inc.
5.15%, 08/12/2034	670,000	636,566
Intuit, Inc.
4.95%, 06/15/2031	372,000	367,932
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034*	578,000	613,445
Oracle Corp.
3.60%, 04/01/2050	1,350,000	783,422
3.80%, 11/15/2037	2,957,000	2,248,962
3.95%, 03/25/2051	255,000	154,665
4.00%, 11/15/2047	824,000	517,103
4.45%, 09/26/2030	392,000	371,069
4.50%, 07/08/2044#	1,124,000	793,116
4.80%, 09/26/2032	585,000	540,885
5.50%, 08/03/2035	362,000	331,970
5.70%, 02/04/2036	660,000	610,265
5.88%, 09/26/2045	624,000	514,573
5.95%, 09/26/2055	692,000	549,766
6.55%, 02/04/2046	250,000	223,364
6.70%, 02/04/2056	1,267,000	1,115,934
6.85%, 02/04/2066	555,000	487,296
Rackspace Finance LLC
3.50%, 05/15/2028*	758,348	633,220
Roper Technologies, Inc.
4.75%, 02/15/2032	425,000	414,252
Salesforce, Inc.
6.55%, 03/15/2056	260,000	253,708
Synopsys, Inc.
5.70%, 04/01/2055	815,000	754,512
UKG, Inc.
6.88%, 02/01/2031*	510,000	503,042
		14,992,936
Telecommunications — 1.5%
America Movil SAB de CV
4.38%, 04/22/2049	250,000	199,573
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	521,000	500,536
APLD ComputeCo. 3 LLC
7.00%, 06/15/2031*	138,000	132,867
AT&T, Inc.
3.85%, 06/01/2060	706,000	441,383
4.50%, 05/15/2035	6,050,000	5,558,590
4.75%, 04/30/2033	347,000	333,830
4.75%, 05/15/2046	125,000	100,146
4.90%, 08/15/2037	1,998,000	1,846,859
5.70%, 11/01/2054	682,000	596,567
6.05%, 08/15/2056	170,000	156,222
6.20%, 10/30/2056	910,000	854,373
6.30%, 10/30/2066	369,000	344,134
Beacon Point DC LLC
6.13%, 11/30/2042*	3,382,000	3,209,879
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	242,000	245,065
7.00%, 09/15/2055	270,000	272,760
Bharti Airtel, Ltd.
3.25%, 06/03/2031	300,000	275,280
Black Pearl Compute LLC
6.13%, 02/15/2031*	560,000	560,359
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	$510,000	$516,513
Cisco Systems, Inc.
5.10%, 02/24/2035#	859,000	846,381
Core Scientific Finance I LLC
7.75%, 05/15/2031*	605,000	587,021
ELK Grove Village Property LLC
7.50%, 06/15/2031*	365,000	351,463
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032	400,000	351,496
Flash Compute LLC
7.25%, 12/31/2030*	505,000	507,619
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031*	645,000	638,826
HUT 8 DC LLC
6.19%, 11/15/2042*	779,000	756,557
Iliad Holding SAS
7.00%, 04/15/2032*	672,000	677,464
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	625,000	594,213
Motorola Solutions, Inc.
5.65%, 08/17/2036	190,000	189,259
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026	300,000	299,794
NTT Finance Corp.
5.17%, 07/16/2032*	239,000	235,151
5.26%, 11/01/2033*	490,000	479,740
5.48%, 11/01/2036*	510,000	496,076
Orange SA
4.00%, 01/13/2029*	323,000	317,140
4.25%, 01/13/2031*	272,000	262,067
5.00%, 01/13/2036*	686,000	652,230
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	620,000	574,720
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	1,261,000	1,202,209
Rogers Communications, Inc.
7.00%, 04/15/2055	150,000	151,112
7.13%, 04/15/2055	346,000	348,374
Sable International Finance, Ltd.
7.13%, 10/15/2032*	310,000	305,873
Sopaipilla Investor LLC
7.53%, 11/30/2048*	1,150,000	1,178,063
STC Sukuk Co. II, Ltd.
4.49%, 01/15/2031*	700,000	683,620
Stingray Compute LLC
6.00%, 06/15/2031*	135,000	131,452
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	204,308
5.21%, 03/08/2047	500,000	426,960
T-Mobile USA, Inc.
3.00%, 02/15/2041	1,761,000	1,242,631
3.60%, 11/15/2060	374,000	225,834
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	410,154
Verizon Communications, Inc.
2.85%, 09/03/2041	862,000	589,859
3.00%, 11/20/2060	675,000	367,947
3.40%, 03/22/2041	383,000	285,402
3.88%, 03/01/2052	265,000	184,381
4.50%, 08/10/2033	659,000	625,308
5.25%, 04/02/2035	677,000	660,189
5.75%, 11/30/2045	271,000	252,967

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
6.00%, 11/30/2065	$246,000	$226,215
Viasat, Inc.
7.50%, 05/30/2031*#	454,000	455,764
Vodafone Group PLC
5.13%, 06/04/2081	228,000	168,141
5.75%, 06/28/2054	338,000	307,825
5.75%, 02/10/2063	767,000	682,143
6.10%, 06/18/2056	462,000	438,282
Zayo Group Holdings, Inc.
13.75%, 09/09/2030*(1)	771,354	766,155
		37,483,321
Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,519,000	1,182,261
4.45%, 03/15/2043	1,292,000	1,106,831
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,048,000	883,493
6.13%, 09/15/2115	182,000	179,456
CSX Corp.
4.50%, 11/15/2052	793,000	636,440
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	1,033,688	878,083
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029*	336,000	329,444
GXO Logistics, Inc.
6.25%, 05/06/2029	390,000	400,379
Kazakhstan Temir Zholy National Co. JSC
5.25%, 04/29/2036*	360,000	344,366
Ryder System, Inc.
5.25%, 06/01/2028	746,000	751,751
6.60%, 12/01/2033	832,000	889,426
Star Leasing Co. LLC
7.63%, 02/15/2030*	385,000	381,075
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	481,000	494,738
		8,457,743
Trucking & Leasing — 0.1%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	310,000	304,374
DAE Funding LLC
3.38%, 03/20/2028	300,000	291,316
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	584,000	584,703
5.35%, 03/30/2029*	243,000	244,657
6.05%, 08/01/2028*	490,000	499,694
6.20%, 06/15/2030*	365,000	376,873
		2,301,617
Total Corporate Bonds & Notes (cost $823,484,783)		795,678,194
ASSET BACKED SECURITIES — 7.0%
Auto Loan Receivables — 2.9%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,070,488
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,969,896
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	$5,004,000	$5,023,901
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,381,152
CarMax Auto Owner Trust
Series 2026-1, Class A3 4.04%, 03/17/2031	1,417,000	1,405,290
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	254,160	254,655
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,810,000	1,804,114
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,616,166
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,080,974
Exeter Automobile Receivables Trust
Series 2025-5A, Class D 5.16%, 03/15/2032	1,200,000	1,190,049
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,751,052
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	1,815,000	1,788,729
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,552,931
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,319,236
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,540,164
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	670,655	670,807
GM Financial Revolving Receivables Trust
Series 2025-1, Class A 4.64%, 12/11/2037*	1,650,000	1,639,876
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,174,057
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,413,239
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	675,622	658,264
Mercedes-Benz Auto Lease Trust
Series 2026-A, Class A4 3.97%, 04/15/2031	1,700,000	1,676,004
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,203,123
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	22,428	22,431
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	3,100,000	3,100,736

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Research-Driven Pagaya Motor AssetTrust
Series 2026-4A, Class A3 5.35%, 05/25/2035*	$2,334,000	$2,330,970
Santander Drive Auto Receivables Trust
Series 2025-4, Class D 4.95%, 01/15/2032	960,000	950,227
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,461,055
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,636,209
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	79,500	79,784
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,978,353
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	922,926
Series 2024-C, Class A3 4.88%, 03/15/2029	1,932,598	1,938,460
Series 2023-D, Class A3 5.54%, 08/15/2028	766,335	770,080
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B 5.07%, 06/26/2034*	1,791,047	1,784,493
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,449,800
		74,609,691
Credit Card Receivables — 0.4%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	800,000	796,792
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,853,631
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	800,000	770,618
Series 2026-A2, Class A 5.11%, 07/15/2038	1,530,000	1,519,985
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	900,000	901,091
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	320,795
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	702,457
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,092,144
		8,957,513
Home Equity — 0.5%
FIGRE Trust
Series 2026-HE8, Class A 5.73%, 07/25/2056*(4)	3,533,027	3,520,706
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
FIGRE Trust VRS
Series 2026-HE9, Class A 5.70%, 07/25/2056*(5)	$3,200,000	$3,185,483
Series 2026-EXP1, Class A 5.76%, 06/25/2056*(5)	1,487,154	1,481,757
FIX Six Trust VRS
Series 2026-PF1, Class A 5.76%, 08/25/2056*(5)	764,006	761,386
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(5)	2,497,714	2,497,537
		11,446,869
Other Asset Backed Securities — 3.2%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(4)	2,523,000	2,424,374
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,034,662
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,190,021
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(5)	2,356,999	2,347,400
Crossroads Asset Trust
Series 2025-A, Class C 5.51%, 02/20/2032*	695,000	696,991
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A 5.00%, 10/20/2049*	1,837,802	1,816,477
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,472,867
Hilton Grand Vacations Trust
Series 2026-1A, Class B 5.01%, 02/25/2043*	996,769	987,670
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	1,867,084	1,869,697
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,844,458	2,819,466
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,853	213,917
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	891,706
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,490,043
Identity Digital Capital LLC
6.79%, 03/20/2065	3,000,000	2,957,100
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,648,948	1,645,155
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,322,150
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,703,848
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	372,121	361,115

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	$2,800,000	$2,726,876
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	739,213	729,788
Series 2025-D, Class B 5.31%, 02/08/2033*	3,545,000	3,529,854
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,539,483
Progress Residential Trust
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,149,447
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,822,304
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,590,928
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	2,884,929	2,742,452
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,825,000	1,815,708
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,243,692	2,252,481
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	3,561,117	3,539,113
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,137,603	2,138,950
SCF Equipment Leasing LLC
Series 2025-2A, Class C 4.82%, 06/20/2036*	1,850,000	1,790,514
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,748,029
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,134,481
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	625,651
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	863,958	867,221
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,374,564	1,368,158
Series 2024-1A, Class A 6.27%, 07/15/2044*	1,985,863	2,022,919
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,684,328	2,661,150
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	703,738	710,687
Verizon Master Trust
Series 2025-10, Class A 4.28%, 10/20/2033*	1,135,000	1,111,549
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,385,560
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	200,589
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Westgate Resorts LLC
Series 2026-1A, Class A 5.19%, 10/20/2039*	$1,109,875	$1,106,766
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,043,504	1,051,651
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,191,134	1,203,620
		81,810,588
Total Asset Backed Securities (cost $175,077,067)		176,824,661
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Commercial and Residential — 2.9%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(4)	3,346,771	3,227,192
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(4)	1,705,000	1,697,346
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.39%, 01/27/2050*(5)	5,000,000	4,901,373
Bayview Opportunity Master Fund VII Trust
Series 2026-1, Class A1A 5.52%, 07/25/2056*(4)	1,555,078	1,546,239
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,529,960	1,496,948
BVRT LLC FRS
Series 2025-1, Class A 3.62%, (SOFR30A+0.00%), 05/10/2033*	2,496,112	2,435,650
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.69%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,546,530
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(4)	2,950,000	2,960,400
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(5)	684,839	633,815
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(5)	1,000,000	985,520
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(5)	2,900,000	2,907,340
GS Mtg.-Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(4)	2,652,693	2,579,784
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(4)	2,300,000	2,300,591
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(4)	2,100,000	2,103,334
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(4)	3,260,000	3,263,083
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(5)	5,310,000	5,154,239
New Residential Mtg. Loan Trust
Series 2026-RPL1, Class A1A 4.00%, 12/25/2065*(4)	2,955,992	2,796,626

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(4)	$4,000,000	$3,990,695
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,499,538
PRET Trust
Series 2026-RPL3, Class A1 4.40%, 06/25/2070*	2,983,646	2,888,509
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(5)	2,252,330	2,104,839
PSA Trust VRS
Series 2026-STOR, Class A 5.55%, 08/15/2043*(5)	2,946,000	2,949,085
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(4)	1,600,000	1,598,644
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,103,767
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(5)	138,497	124,956
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(4)	2,500,000	2,499,426
Towd Point Mtg. Trust VRS
Series 2020-3, Class M1A 2.75%, 02/25/2063*(5)	1,750,000	1,526,008
Series 2026-MF1, Class AS 5.40%, 09/25/2066*(5)	2,083,000	2,139,868
		73,961,345
U.S. Government Agency — 2.1%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(5)	4,800,000	4,484,940
Series 2017-K70, Class C 3.94%, 12/25/2049*(5)	4,500,000	4,414,195
Series 2019-K91, Class C 4.40%, 04/25/2051*(5)	3,000,000	2,913,494
Series 2018-K83, Class B 4.42%, 11/25/2051*(5)	3,000,000	2,949,158
Series 2019-K90, Class C 4.47%, 02/25/2052*(5)	1,500,000	1,464,927
Series 2019-K88, Class C 4.53%, 02/25/2052*(5)	1,645,000	1,587,256
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 6.49%, (SOFR30A+2.85%), 05/25/2044*	1,301,369	1,313,423
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	91,714	90,933
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 3.05%, (6.69%-SOFR30A), 09/15/2039(6)(7)	100,704	3,261
Federal National Mtg. Assoc. REMIC
Series 2026-M10, Class X1 Zero Coupon, 07/25/2035(7)	14,209,310	1,763
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2021-95, Class GA 1.88%, 03/25/2051	$4,046,286	$3,286,404
Series 2017-100, Class NP 3.00%, 12/25/2047	2,012,485	1,774,741
Series 2018-27, Class EA 3.00%, 05/25/2048	2,543,357	2,225,107
Series 2018-35, Class CD 3.00%, 05/25/2048	2,752,234	2,374,445
Federal National Mtg. Assoc. REMIC VRS
Series 2026-M10, Class A1 1.91%, 06/25/2031(5)	1,767,317	1,619,794
Series 2026-M10, Class A2 1.91%, 07/25/2035(5)	10,326,000	8,623,403
Series 2026-M10, Class PS 1.91%, 07/25/2035(5)	2,116,000	1,817,364
Series 2023-M2, Class 3A2 2.00%, 04/25/2032(5)	5,000,000	4,296,318
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,180,546	3,882,187
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,746,621
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(5)	597,058	575,714
		52,445,448
Total Collateralized Mortgage Obligations (cost $126,081,259)		126,406,793
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.1%
U.S. Government — 22.0%
United States Treasury Bonds
1.25%, 05/15/2050	1,213,000	549,925
1.38%, 08/15/2050	14,825,000	6,918,526
1.75%, 08/15/2041	14,960,000	9,722,247
1.88%, 02/15/2051 to 11/15/2051	9,782,000	5,151,655
2.00%, 11/15/2041 to 08/15/2051	13,713,000	9,072,474
2.25%, 02/15/2052	23,835,000	13,665,090
2.38%, 02/15/2042 to 05/15/2051	41,881,000	26,394,882
3.00%, 11/15/2045 to 05/15/2047	8,984,000	6,413,908
3.38%, 11/15/2048	22,308,000	16,731,000
3.63%, 08/15/2043	4,188,000	3,448,065
4.00%, 11/15/2052	22,635,000	18,500,576
4.13%, 08/15/2053#	187,000	155,999
4.25%, 02/15/2054 to 08/15/2054	23,562,000	20,063,595
4.50%, 02/15/2044	19,595,000	18,019,746
4.63%, 05/15/2044 to 11/15/2055	5,467,000	5,083,598
4.75%, 11/15/2043 to 02/15/2056	16,168,000	14,978,429
4.88%, 08/15/2045	287,000	274,578
5.00%, 05/15/2045 to 05/15/2056	1,851,000	1,792,984
5.13%, 08/15/2046	135,000	133,144
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	126,806,000	79,066,339
United States Treasury Notes
1.25%, 12/31/2026	838,000	830,628
1.50%, 01/31/2027	2,280,000	2,256,621
1.63%, 11/30/2026	640,000	636,476
1.75%, 11/15/2029#	1,279,000	1,178,029
2.25%, 08/15/2027#	230,000	225,786
2.38%, 05/15/2029	500,000	474,492
2.63%, 02/15/2029	68,000	65,235
2.88%, 04/30/2029	35,010,000	33,683,449
3.50%, 04/30/2028 to 02/15/2033	11,992,000	11,592,003

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.63%, 08/31/2030	$39,599,000	$38,384,734
3.75%, 04/30/2028	1,000,000	990,781
3.88%, 03/31/2031 to 08/31/2032	29,676,000	28,730,245
3.88%, 12/31/2032#	2,000,000	1,922,812
4.00%, 05/31/2030 to 02/15/2034	35,994,000	34,760,288
4.00%, 01/31/2031#	20,431,000	20,032,755
4.13%, 03/31/2029 to 04/30/2033	72,825,000	71,763,025
4.25%, 01/15/2028 to 11/15/2034	8,050,000	7,973,091
4.25%, 02/28/2031#	1,000,000	990,391
4.38%, 12/31/2029 to 01/31/2032	10,404,000	10,333,134
4.38%, 07/31/2033#	194,000	191,272
4.50%, 12/31/2031 to 11/15/2033	31,343,000	31,113,607
4.63%, 04/30/2031 to 08/15/2036	2,794,000	2,806,035
		557,071,649
U.S. Government Agency — 31.1%
Federal Home Loan Mtg. Corp.
5.00%, 05/01/2056	2,935,864	2,833,387
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,231,493
3.25%, 11/16/2028#	1,000,000	977,398
5.50%, 07/15/2036#	250,000	262,364
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	7,206,531	6,380,971
2.00%, 02/01/2036 to 05/01/2052	38,485,749	31,380,473
2.50%, 01/01/2028 to 11/01/2051	25,019,064	20,862,180
3.00%, 08/01/2027 to 11/01/2046	9,180,618	8,225,126
3.50%, 11/01/2041 to 03/01/2053	33,967,335	30,593,435
4.00%, 09/01/2040 to 06/01/2052	16,088,306	14,915,491
4.50%, 12/01/2039 to 02/01/2056	8,411,267	7,953,145
5.00%, 10/01/2033 to 03/01/2056	25,879,846	25,115,035
5.50%, 11/01/2032 to 06/01/2056	40,591,844	40,401,158
6.00%, 10/01/2033 to 07/01/2055	6,440,200	6,515,236
6.50%, 02/01/2035 to 01/01/2054	3,304,705	3,406,712
6.75%, 09/15/2029 to 03/15/2031	750,000	807,399
Federal Home Loan Mtg. Corp. FRS
5.61%, (RFUCCT6M+1.49%), 02/01/2037	29,641	30,428
Federal National Mtg. Assoc.
1.17%, 11/01/2030	9,000,000	7,766,626
1.50%, 12/01/2050 to 03/01/2051	8,066,984	6,029,107
1.97%, 11/01/2031	4,404,478	3,861,183
2.00%, 11/01/2035 to 03/01/2052	99,109,638	79,249,684
2.50%, 12/01/2026 to 05/01/2052	125,571,582	104,898,887
3.00%, 10/01/2027 to 07/01/2052	70,222,423	60,851,764
3.50%, 09/01/2026 to 04/01/2052	48,470,363	43,613,498
4.00%, 07/01/2040 to 10/01/2052	40,206,836	37,199,131
4.37%, 01/01/2032	7,242,458	7,085,016
4.42%, 06/01/2032	6,200,000	6,064,494
4.45%, 08/01/2032	2,000,000	1,957,514
4.48%, 05/01/2035	8,489,578	8,221,283
4.50%, 08/01/2045 to 09/01/2054	21,038,840	19,963,192
4.61%, 07/01/2032 to 10/01/2032	13,787,000	13,588,347
4.70%, 05/01/2035	2,735,200	2,690,875
4.90%, 04/01/2035	7,892,000	7,866,511
4.96%, 09/01/2032	5,547,000	5,528,577
5.00%, 09/01/2033 to 04/01/2056	38,304,726	37,175,973
5.02%, 01/01/2033	1,933,000	1,934,180
5.08%, 09/01/2031	827,911	833,033
5.24%, 12/01/2033	2,782,000	2,835,399
5.50%, 04/01/2033 to 07/01/2056	15,572,407	15,495,764
6.00%, 02/01/2032 to 11/01/2053	25,615,949	26,005,170
6.50%, 10/01/2037 to 12/01/2053	4,304,871	4,437,639
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. FRS
5.87%, (RFUCCT1Y+1.57%), 05/01/2037	$41,057	$42,298
5.92%, (H15T1Y+2.28%), 11/01/2036	92,260	95,561
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	174,351	181,907
6.56%, (RFUCCT1Y+1.83%), 10/01/2040	37,696	39,129
Federal National Mtg. Assoc. VRS
2.15%, 02/01/2032(5)	7,836,805	6,879,591
Government National Mtg. Assoc.
2.00%, 11/20/2050	4,801,126	3,857,504
2.50%, 05/20/2050 to 12/20/2051	22,642,461	19,013,126
3.00%, 02/20/2045 to 02/20/2052	24,549,017	21,552,338
3.50%, 03/20/2045 to 10/20/2047	1,378,064	1,238,597
4.00%, 03/20/2044 to 05/20/2048	1,663,743	1,548,496
4.50%, 05/15/2039 to 07/20/2052	9,087,771	8,657,181
5.50%, 12/15/2039 to 05/20/2053	10,816,702	10,833,891
6.00%, 10/15/2039	61,070	62,892
		787,046,789
Total U.S. Government & Agency Obligations (cost $1,482,203,691)		1,344,118,438
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Multi-National — 0.0%
African Export-Import Bank
7.13%, 07/23/2036*	200,000	199,975
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,054,000	1,014,634
Sovereign — 1.3%
Abu Dhabi Government International Bond
2.70%, 09/02/2070	400,000	197,500
3.88%, 04/16/2050	800,000	581,131
4.13%, 10/11/2047	400,000	308,842
Bahamas Government International Bond
8.25%, 06/24/2036	500,000	551,170
Brazilian Government International Bond
6.25%, 05/22/2036	300,000	290,700
Bulgaria Government International Bond
5.00%, 03/05/2037	600,000	573,000
Chile Government International Bond
4.95%, 01/05/2036	400,000	385,540
Costa Rica Government International Bond
6.55%, 04/03/2034	600,000	628,440
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	3,011,000	3,006,483
Hungary Government International Bond
6.00%, 09/26/2035*	1,000,000	1,021,199
Israel Government International Bond
3.88%, 07/03/2050	300,000	209,092
5.00%, 01/13/2036	700,000	673,532
Ivory Coast Government International Bond
7.63%, 01/30/2033	450,000	478,056
8.08%, 04/01/2036*	600,000	645,812
Kazakhstan Government International Bond
6.50%, 07/21/2045	400,000	422,067
Kuwait International Government Bond
5.51%, 07/29/2036*	900,000	900,209
Mexico Government International Bond
4.28%, 08/14/2041	2,803,000	2,144,295
5.38%, 03/22/2033	3,842,000	3,720,401
5.55%, 01/21/2045#	300,000	262,650
5.63%, 09/22/2035	400,000	383,000
5.85%, 07/02/2032	1,374,000	1,377,985

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
6.00%, 05/13/2030	$587,000	$602,908
6.00%, 05/07/2036	720,000	702,324
6.13%, 02/09/2038	600,000	578,100
6.25%, 08/27/2037	361,000	354,141
6.34%, 05/04/2053	218,000	195,982
6.35%, 02/09/2035	800,000	808,400
6.63%, 01/29/2038	573,000	573,859
6.75%, 09/27/2034	500,000	520,250
6.75%, 02/09/2056	400,000	375,000
6.88%, 05/13/2037	1,443,000	1,482,105
Panama Government International Bond
5.23%, 02/23/2034	678,000	655,423
Peruvian Government International Bond
6.20%, 06/30/2055	200,000	197,520
Philippine Government International Bond
5.33%, 06/24/2036	960,000	941,103
Republic of Italy Government International Bond
3.88%, 05/06/2051	585,000	412,298
6.00%, 07/14/2056*	865,000	828,632
Republic of South Africa Government International Bond
7.10%, 11/19/2036	300,000	319,637
7.25%, 12/11/2055*	550,000	534,951
Romanian Government International Bond
6.00%, 05/25/2034	400,000	390,203
6.63%, 05/16/2036*	1,080,000	1,081,182
7.63%, 01/17/2053	400,000	417,247
Saudi Government International Bond
3.45%, 02/02/2061	700,000	415,660
4.63%, 10/04/2047	450,000	360,045
5.00%, 01/18/2053	500,000	410,904
Serbia International Bond
6.00%, 06/12/2034	1,000,000	999,150
		32,918,128
Total Foreign Government Obligations (cost $35,281,465)		34,132,737
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,513)	3,142	29,441
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(8) (cost $0)	123	0
Total Long-Term Investment Securities (cost $2,642,176,778)		2,477,190,264
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(9)	34,320,525	34,320,524
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(9)(10)	4,028,738	$4,028,738
Total Short-Term Investments (cost $38,349,262)		38,349,262
TOTAL INVESTMENTS (cost $2,680,526,040)	99.4%	2,515,539,526
Other assets less liabilities	0.6	14,345,860
NET ASSETS	100.0%	$2,529,885,386

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$479,794,598 representing 19.0% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Security in default of interest.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2026.
(5)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2026.
(7)	Interest Only
(8)	Securities classified as Level 3 (see Note 1).
(9)	The rate shown is the 7-day yield as of August 31, 2026.
(10)
At August 31, 2026, the Fund had loaned securities with a total value of $22,287,120.
This was secured by collateral of $4,028,738, which was received in cash and subsequently invested in short-term investments currently valued at $4,028,738 as reported in the Portfolio of Investments. Additional collateral of $18,825,115 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Mtg. Corp.	0.89% to 9.50%	04/15/2027 to 08/15/2057	$3,150,093
Federal National Mtg. Assoc.	0.89% to 16.81%	05/25/2030 to 08/01/2056	1,407,142
Government National Mtg. Assoc.	1.25% to 8.67%	05/20/2036 to 06/16/2068	194,798
United States Treasury Bills	0.00%	10/01/2026 to 06/10/2027	51,914
United States Treasury Notes/Bonds	0.00% to 5.13%	10/15/2026 to 08/15/2056	14,021,168

DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
484	Short	U.S. Treasury Ultra 10 Year Notes	December 2026	$53,242,997	$52,960,188	$282,809

						Unrealized (Depreciation)
66	Long	U.S. Treasury 10 Year Notes	December 2026	$7,151,310	$7,105,312	$(45,998)
580	Long	U.S. Treasury 2 Year Notes	December 2026	119,376,149	119,035,938	(340,211)
200	Long	U.S. Treasury Long Bonds	December 2026	21,761,026	21,725,001	(36,025)
145	Long	U.S. Treasury Ultra Bonds	December 2026	15,975,257	15,954,532	(20,725)
						$(442,959)
		Net Unrealized Appreciation (Depreciation)				$(160,150)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$795,678,194	$—	$795,678,194
Asset Backed Securities	—	176,824,661	—	176,824,661
Collateralized Mortgage Obligations	—	126,406,793	—	126,406,793
U.S. Government & Agency Obligations	—	1,344,118,438	—	1,344,118,438
Foreign Government Obligations	—	34,132,737	—	34,132,737
Preferred Stocks	29,441	—	—	29,441
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	38,349,262	—	—	38,349,262
Total Investments at Value	$38,378,703	$2,477,160,823	$0	$2,515,539,526
Other Financial Instruments:†
Futures Contracts	$282,809	$—	$—	$282,809
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$442,959	$—	$—	$442,959

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 3.5%
Airbus SE	11,106	$2,544,429
Boeing Co.†	56,791	11,800,034
Honeywell Aerospace, Inc.†	99,979	15,807,680
L3Harris Technologies, Inc.	19,988	5,321,805
Lockheed Martin Corp.	2,373	1,331,799
		36,805,747
Agriculture — 1.4%
British American Tobacco PLC ADR	256,548	14,256,372
Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	5,789	3,048,084
Auto Manufacturers — 0.6%
PACCAR, Inc.	50,077	6,216,058
Banks — 6.5%
Bank of America Corp.	79,829	4,944,608
Citigroup, Inc.	121,748	16,024,472
Citizens Financial Group, Inc.	51,474	3,545,014
First Citizens BancShares, Inc., Class A	3,178	6,878,463
JPMorgan Chase & Co.	42,779	15,230,180
PNC Financial Services Group, Inc.	21,440	5,137,667
Wells Fargo & Co.	188,520	16,286,243
		68,046,647
Beverages — 1.9%
Coca-Cola Co.	77,983	6,914,753
Keurig Dr Pepper, Inc.	321,642	10,247,514
PepsiCo, Inc.	18,979	2,663,513
		19,825,780
Building Materials — 0.9%
Fortune Brands Innovations, Inc.	89,324	3,959,733
Vulcan Materials Co.	18,515	4,991,274
		8,951,007
Chemicals — 3.0%
Air Products & Chemicals, Inc.	42,666	13,203,420
International Flavors & Fragrances, Inc.	57,864	4,995,399
Linde PLC	10,311	5,048,060
PPG Industries, Inc.	76,107	8,536,922
		31,783,801
Commercial Services — 1.4%
Automatic Data Processing, Inc.	30,100	8,613,416
Rentokil Initial PLC	1,320,906	6,264,774
		14,878,190
Computers — 4.9%
Apple, Inc.	133,888	42,422,413
Hewlett Packard Enterprise Co.	124,024	6,479,014
Western Digital Corp.	5,911	2,663,201
		51,564,628
Cosmetics/Personal Care — 2.5%
Haleon PLC	1,668,887	8,317,073
Procter & Gamble Co.	56,925	8,260,956
Unilever PLC	146,076	9,464,987
		26,043,016
Distribution/Wholesale — 0.3%
WESCO International, Inc.	9,929	3,379,832
Diversified Financial Services — 5.2%
Apollo Global Management, Inc.	77,245	10,550,122
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.	39,632	$8,501,460
Charles Schwab Corp.	94,394	10,366,349
Intercontinental Exchange, Inc.	79,055	12,704,139
TPG, Inc.	103,059	5,577,553
Visa, Inc., Class A	17,017	6,455,739
		54,155,362
Electric — 3.0%
American Electric Power Co., Inc.	67,675	8,285,450
DTE Energy Co.	49,911	6,769,429
Evergy, Inc.	116,539	9,441,990
PG&E Corp.	100,800	1,337,616
Sempra	66,650	5,445,305
		31,279,790
Electronics — 0.7%
Allegion PLC	21,045	3,267,236
TE Connectivity PLC	20,915	4,292,804
		7,560,040
Environmental Control — 0.4%
Waste Management, Inc.	20,337	4,452,176
Food — 0.9%
Nestle SA ADR	92,366	8,982,593
Health Care-Products — 3.3%
Baxter International, Inc.#	575,462	14,962,012
Danaher Corp.	61,071	13,042,323
Medtronic PLC	78,753	7,138,959
		35,143,294
Health Care-Services — 1.4%
UnitedHealth Group, Inc.	38,529	15,003,578
Insurance — 4.3%
Arthur J. Gallagher & Co.	37,714	9,886,725
Chubb, Ltd.	35,551	12,037,569
Marsh & McLennan Cos., Inc.	51,400	9,755,720
MetLife, Inc.	74,508	7,090,926
Travelers Cos., Inc.	19,016	6,958,525
		45,729,465
Internet — 8.2%
Alphabet, Inc., Class A	32,478	11,021,409
Amazon.com, Inc.†	190,902	49,590,613
CDW Corp.	43,175	6,544,466
Meta Platforms, Inc., Class A	32,406	18,547,250
		85,703,738
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	2,868	2,287,144
Machinery-Diversified — 0.9%
Otis Worldwide Corp.	134,300	9,552,759
Media — 2.2%
Comcast Corp., Class A	413,330	11,002,845
Walt Disney Co.	116,033	12,479,349
		23,482,194
Mining — 0.4%
Barrick Mining Corp.	59,459	2,665,547
Freeport-McMoRan, Inc.	20,519	1,554,109
		4,219,656

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 4.6%
BP PLC	519,194	$3,699,339
Chevron Corp.	84,282	17,373,892
EQT Corp.	101,758	5,513,249
ExxonMobil Holdings Corp.	98,512	15,855,506
Marathon Petroleum Corp.	16,254	6,067,943
		48,509,929
Packaging & Containers — 0.8%
Crown Holdings, Inc.	72,400	8,426,636
Pharmaceuticals — 7.6%
AstraZeneca PLC	23,195	3,744,760
Becton Dickinson & Co.	44,174	8,309,571
CVS Health Corp.	270,252	25,379,365
Johnson & Johnson	85,886	22,832,793
Merck & Co., Inc.	131,923	19,492,943
		79,759,432
Pipelines — 2.5%
Enterprise Products Partners LP	132,514	5,144,194
Kinder Morgan, Inc.	169,000	5,448,560
Williams Cos., Inc.	203,569	15,277,853
		25,870,607
Private Equity — 0.7%
Blackstone, Inc.	52,300	7,491,452
REITS — 3.5%
American Tower Corp.	52,678	9,255,525
Healthcare Realty Trust, Inc.	172,766	3,289,465
Host Hotels & Resorts, Inc.	80,568	1,766,856
Public Storage	26,906	8,259,873
Rexford Industrial Realty, Inc.	131,205	4,859,833
STAG Industrial, Inc.	69,037	2,571,628
Sun Communities, Inc.	26,596	3,229,286
Vivmark Residential	60,493	3,940,514
		37,172,980
Retail — 4.5%
AutoZone, Inc.†	2,289	6,846,948
Costco Wholesale Corp.	1,756	1,657,471
Dollar General Corp.	55,807	7,073,537
Home Depot, Inc.	46,351	15,195,248
Industria de Diseno Textil SA ADR	348,538	5,838,012
Restaurant Brands International, Inc.	120,621	9,393,964
Walmart, Inc.	14,143	1,483,176
		47,488,356
Semiconductors — 4.3%
Applied Materials, Inc.	4,581	2,099,885
Broadcom, Inc.	20,915	7,745,661
Intel Corp.†	71,632	6,411,780
NVIDIA Corp.	50,800	11,215,624
QUALCOMM, Inc.	8,150	1,389,412
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,568	$7,296,342
Texas Instruments, Inc.	36,227	9,451,986
		45,610,690
Software — 6.8%
Microsoft Corp.	139,904	70,971,900
Telecommunications — 1.1%
Cisco Systems, Inc.	26,694	2,949,420
T-Mobile US, Inc.	32,039	5,781,117
Verizon Communications, Inc.	65,119	3,257,253
		11,987,790
Toys/Games/Hobbies — 0.6%
Hasbro, Inc.	67,699	6,370,476
Transportation — 3.0%
CSX Corp.	30,873	1,559,395
FedEx Corp.	42,046	13,765,860
Knight-Swift Transportation Holdings, Inc.	21,705	1,487,010
Old Dominion Freight Line, Inc.	20,900	4,179,164
Union Pacific Corp.	34,708	10,435,654
		31,427,083
Total Long-Term Investment Securities (cost $927,750,467)		1,033,438,282
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (cost $17,390,495)	17,390,495	17,390,495
TOTAL INVESTMENTS (cost $945,140,962)	99.9%	1,050,828,777
Other assets less liabilities	0.1	857,001
NET ASSETS	100.0%	$1,051,685,778

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At August 31, 2026, the Fund had loaned securities with a total value of $3,650,140.
This was secured by collateral of $3,765,857 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$9,745
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	128,348
United States Treasury Notes/Bonds	0.00% to 5.00%	11/30/2026 to 05/15/2056	3,627,764

ADR—American Depositary Receipt

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$8,613,416	$6,264,774	$—	$14,878,190
Cosmetics/Personal Care	8,260,956	17,782,060	—	26,043,016
Oil & Gas	44,810,590	3,699,339	—	48,509,929
Pharmaceuticals	76,014,672	3,744,760	—	79,759,432
Other Industries	864,247,715	—	—	864,247,715
Short-Term Investments	17,390,495	—	—	17,390,495
Total Investments at Value	$1,019,337,844	$31,490,933	$—	$1,050,828,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.0%
Domestic Equity Investment Companies — 62.5%
VALIC Company I Dividend Value Fund	399,544	$5,761,432
VALIC Company I Growth Fund	200,566	3,806,738
VALIC Company I Large Cap Core Fund	266,541	4,821,735
VALIC Company I Nasdaq-100® Index Fund	216,499	6,269,797
VALIC Company I Science & Technology Fund	42,589	2,016,168
VALIC Company I Stock Index Fund	518,424	35,304,703
VALIC Company I Systematic Growth Fund	326,132	6,274,778
VALIC Company I Systematic Value Fund	535,783	10,094,148
Total Domestic Equity Investment Companies (cost $66,657,054)		74,349,499
Domestic Fixed Income Investment Companies — 19.5%
VALIC Company I Core Bond Fund	2,222,860	21,628,428
VALIC Company I Inflation Protected Fund	174,440	1,529,835
Total Domestic Fixed Income Investment Companies (cost $23,450,906)		23,158,263
Total Affiliated Investment Companies (cost $90,107,960)		97,507,762
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 14.9%
United States Treasury Notes
3.88%, 08/15/2034	$2,039,300	1,931,918
4.00%, 02/15/2034	2,522,500	2,420,812
4.00%, 11/15/2035(2)	3,867,900	3,659,698
4.13%, 02/15/2036	1,610,400	1,536,170
4.25%, 11/15/2034 to 05/15/2035	3,819,900	3,700,750
4.25%, 08/15/2035(2)	585,100	565,376
4.38%, 05/15/2034 to 05/15/2036	3,380,600	3,308,997
4.50%, 11/15/2033	38,200	37,900
4.63%, 02/15/2035	517,400	514,914
Total U.S. Government & Agency Obligations (cost $18,259,865)		17,676,535
PURCHASED OPTIONS — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/15/2027; Strike Price: $6,700.00; Counterparty: Citibank, N.A.)	2,500	161,350
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/19/2027; Strike Price: $6,450.00; Counterparty: Goldman Sachs International)	3,000	$196,960
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/19/2027; Strike Price: $6,900.00; Counterparty: Goldman Sachs International)	4,000	488,810
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/19/2027; Strike Price: $6,900.00; Counterparty: UBS AG)	500	61,101
Total Purchased Options (cost $1,291,607)		908,221
Total Long-Term Investment Securities (cost $109,659,432)		116,092,518
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio, Class AB 3.72%(3) (cost $3,800,565)	3,800,565	3,800,565
TOTAL INVESTMENTS (cost $113,459,997)	100.9%	119,893,083
Other assets less liabilities	(0.9)	(1,011,350)
NET ASSETS	100.0%	$118,881,733

#
The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I
Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of August 31, 2026.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
39	Long	S&P 500 E-Mini Index	September 2026	$14,855,988	$15,013,050	$157,062

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$97,507,762	$—	$—	$97,507,762
U.S. Government & Agency Obligations	—	17,676,535	—	17,676,535
Purchased Options	—	908,221	—	908,221
Short-Term Investments	3,800,565	—	—	3,800,565
Total Investments at Value	$101,308,327	$18,584,756	$—	$119,893,083
Other Financial Instruments:†
Futures Contracts	$157,062	$—	$—	$157,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Bermuda — 0.0%
Nine Dragons Paper Holdings, Ltd.†	266,000	$231,439
Brazil — 4.1%
AMBEV SA	120,066	348,273
B3 SA - Brasil Bolsa Balcao	634,222	1,985,329
Banco Bradesco SA (Preference Shares)	575,531	1,909,347
Banco Bradesco SA ADR	180,661	592,568
Banco BTG Pactual SA	81,763	863,304
Bradsaude SA	72,900	195,139
CPFL Energia SA	116,177	998,644
Embraer SA	108,765	1,962,432
Embraer SA ADR	18,207	1,302,893
Gerdau SA (Preference Shares)	56,844	260,439
Isa Energia Brasil SA (Preference Shares)	250,653	1,288,203
Itau Unibanco Holding SA (Preference Shares)	424,685	3,239,099
Itausa SA (Preference Shares)	518,638	1,311,221
Localiza Rent a Car SA	159,164	1,077,261
Lojas Renner SA	373,352	785,390
NU Holdings, Ltd., Class A†	235,315	3,423,833
Petroleo Brasileiro SA (Preference Shares)	823,929	7,158,723
Petroleo Brasileiro SA ADR#	225,518	3,924,013
Ultrapar Participacoes SA	264,625	1,778,279
Ultrapar Participacoes SA ADR#	210,166	1,399,706
Vibra Energia SA	123,598	821,037
		36,625,133
Chile — 0.5%
Banco de Chile	4,502,126	928,567
Banco de Credito e Inversiones SA	20,363	1,407,234
Empresas COPEC SA	50,483	358,070
Sociedad Quimica y Minera de Chile SA ADR	3,731	294,786
Sociedad Quimica y Minera de Chile SA, Series B (Preference Shares)	14,654	1,193,258
		4,181,915
China — 15.9%
3SBio, Inc.*	254,000	522,358
AAC Technologies Holdings, Inc.	34,500	195,861
Accelink Technologies Co., Ltd., Class A†	3,300	88,346
Advanced Micro-Fabrication Equipment, Inc., Class A	3,771	203,145
Agricultural Bank of China, Ltd., Class A	353,100	363,617
Air China, Ltd.†	888,000	427,095
Aluminum Corp. of China, Ltd.	2,168,000	2,370,336
Anjoy Foods Group Co., Ltd.	20,700	171,126
ANTA Sports Products, Ltd.	332,800	3,298,938
Avary Holding Shenzhen Co., Ltd., Class A	7,900	109,685
Baidu, Inc., Class A†	67,100	823,507
Bank of China, Ltd.	4,142,000	3,117,683
Bank of China, Ltd., Class A	239,500	232,021
Bank of Communications Co., Ltd., Class A	245,000	263,964
Bank of Hangzhou Co., Ltd., Class A	37,400	93,112
Bank of Jiangsu Co., Ltd., Class A	149,400	268,793
Bank of Nanjing Co., Ltd., Class A	51,500	89,361
Bank of Ningbo Co., Ltd., Class A	57,900	293,987
Bank of Shanghai Co., Ltd., Class A	65,500	92,404
Beijing Kingsoft Office Software, Inc., Class A	2,647	98,339
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	335,000	243,778
BOE Technology Group Co., Ltd., Class A	146,500	131,024
BYD Co., Ltd.	213,400	2,374,000
BYD Co., Ltd., Class A	25,000	328,132
Cambricon Technologies Corp., Ltd., Class A	2,275	376,528
Chaozhou Three-Circle Group Co., Ltd., Class A	9,400	160,867
China CITIC Bank Corp., Ltd.	1,047,000	1,115,997
Security Description	Shares or Principal Amount	Value

China (continued)
China CITIC Bank Corp., Ltd., Class A	94,900	$124,983
China Construction Bank Corp.	3,490,000	4,229,790
China Construction Bank Corp., Class A	120,200	196,403
China CSSC Holdings, Ltd., Class A	33,000	167,361
China Eastern Airlines Corp, Ltd.†	1,314,000	458,482
China Hongqiao Group, Ltd.	587,000	1,708,927
China International Capital Corp., Ltd., Class A	59,100	305,445
China Jushi Co., Ltd., Class A	17,700	115,711
China Lesso Group Holdings, Ltd.	1,118,000	517,035
China Life Insurance Co., Ltd.	477,000	1,843,872
China Life Insurance Co., Ltd., Class A	24,900	142,659
China Merchants Bank Co., Ltd.	295,500	1,920,753
China Merchants Bank Co., Ltd., Class A	105,200	628,083
China Merchants Energy Shipping Co., Ltd., Class A	35,600	99,333
China Merchants Securities Co., Ltd., Class A	43,800	121,952
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	11,500	69,515
China Pacific Insurance Group Co., Ltd.	255,800	986,200
China Pacific Insurance Group Co., Ltd., Class A	47,900	228,100
China Petroleum & Chemical Corp.	2,912,000	1,777,637
China Petroleum & Chemical Corp., Class A	131,500	106,846
China Shenhua Energy Co., Ltd., Class A	22,100	160,426
China Southern Airlines Co., Ltd.†	654,000	259,482
China Tungsten & Hightech Materials Co., Ltd., Class A	9,000	88,127
China Yangtze Power Co., Ltd., Class A	111,100	464,415
CITIC Securities Co., Ltd.	431,500	1,506,145
CITIC Securities Co., Ltd., Class A	99,100	409,976
CMOC Group, Ltd.	243,000	522,367
CMOC Group, Ltd., Class A	85,100	241,375
Contemporary Amperex Technology Co., Ltd.#	4,200	321,224
Contemporary Amperex Technology Co., Ltd., Class A	20,320	1,099,330
COSCO SHIPPING Holdings Co., Ltd., Class A	98,700	249,693
CRRC Corp., Ltd., Class A	106,200	98,300
CSC Financial Co., Ltd.*	444,500	690,132
CSC Financial Co., Ltd., Class A	28,800	109,717
CSPC Pharmaceutical Group, Ltd.	1,776,000	2,093,557
East Money Information Co., Ltd., Class A	36,300	104,743
Eastroc Beverage Group Co., Ltd.#	32,800	456,111
ENN Energy Holdings, Ltd.	655,500	4,152,878
Eoptolink Technology, Inc., Ltd., Class A	5,880	351,644
Everbright Securities Co., Ltd., Class A	52,500	115,003
Focus Media Information Technology Co., Ltd., Class A	111,000	82,096
Foshan Haitian Flavouring & Food Co., Ltd.	84,300	302,637
Foxconn Industrial Internet Co., Ltd., Class A	47,900	462,188
Ganfeng Lithium Co., Ltd.*	32,200	168,180
GF Securities Co., Ltd., Class A	44,800	145,470
GigaDevice Semiconductor, Inc., Class A	3,200	193,338
Goldwind Science & Technology Co., Ltd.#	572,800	696,411
Great Wall Motor Co., Ltd.	428,500	431,318
Guotai Haitong Securities Co., Ltd.	74,900	199,961
H World Group, Ltd. ADR	34,974	1,654,970
Haier Smart Home Co., Ltd.	350,400	963,791
Haier Smart Home Co., Ltd., Class A	28,600	90,143
Haitian International Holdings, Ltd.	152,000	351,182
Harbin Electric Co., Ltd.	50,000	107,164
Hengli Petrochemical Co., Ltd., Class A	31,600	90,993
Hengtong Optic-Electric Co., Ltd., Class A	10,700	107,289
Hithink RoyalFlush Information Network Co., Ltd., Class A	5,580	190,322
Huatai Securities Co., Ltd.*	409,000	921,997
Huaxia Bank Co., Ltd., Class A	87,900	81,492
Hygon Information Technology Co., Ltd., Class A	8,488	320,707
Industrial & Commercial Bank of China, Ltd.	3,625,000	3,500,852
Industrial & Commercial Bank of China, Ltd., Class A	374,000	449,144

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Industrial Bank Co., Ltd., Class A	122,300	$319,225
Industrial Securities Co., Ltd., Class A	160,200	141,132
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	60,500	238,584
InnoCare Pharma, Ltd.*†	454,000	826,513
Innovent Biologics, Inc.*†	192,500	2,549,165
JD.com, Inc., Class A	170,100	2,434,821
Jiangsu Hengli Hydraulic Co., Ltd., Class A	9,200	140,330
Jiangsu Hengrui Pharmaceuticals Co., Ltd.	57,000	334,941
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	31,500	215,958
JL Mag Rare-Earth Co., Ltd.	92,200	199,963
Kingdee International Software Group Co., Ltd.#†	1,553,000	1,715,770
Kweichow Moutai Co., Ltd., Class A	5,700	1,102,296
Lenovo Group, Ltd.	638,000	2,445,065
Lens Technology Co., Ltd., Class A	20,300	117,604
Luxshare Precision Industry Co., Ltd., Class A	32,700	280,389
Meituan, Class B*†	376,000	3,784,728
Midea Group Co., Ltd., Class A	18,600	242,829
Montage Technology Co., Ltd., Class A	4,703	143,438
Muyuan Foods Co., Ltd., Class A	22,300	140,407
NAURA Technology Group Co., Ltd., Class A	3,300	343,655
NetEase, Inc.	9,500	233,184
New China Life Insurance Co., Ltd.	111,700	661,212
New China Life Insurance Co., Ltd., Class A	14,600	130,621
New Oriental Education & Technology Group, Inc.	248,900	1,441,619
New Oriental Education & Technology Group, Inc. ADR#	15,364	886,503
Ningbo Deye Technology Co., Ltd., Class A	6,020	78,871
Ningxia Baofeng Energy Group Co., Ltd., Class A	27,000	99,324
Nongfu Spring Co., Ltd.*	182,800	1,003,267
Orient Securities Co., Ltd, Class A	81,200	111,048
People's Insurance Co. Group of China, Ltd.	147,000	107,271
PetroChina Co., Ltd.	724,000	939,354
PetroChina Co., Ltd., Class A	122,200	207,672
Ping An Bank Co., Ltd., Class A	181,300	316,203
Ping An Insurance Group Co. of China, Ltd.	1,165,000	8,404,819
Ping An Insurance Group Co. of China, Ltd., Class A	58,800	488,436
Piotech, Inc., Class A	1,132	114,190
Poly Developments & Holdings Group Co., Ltd., Class A	140,700	104,062
Qinghai Salt Lake Industry Co., Ltd., Class A†	48,100	201,781
SAIC Motor Corp., Ltd., Class A	66,600	103,074
Sany Heavy Industry Co., Ltd., Class A	77,400	230,477
Satellite Chemical Co., Ltd., Class A	22,200	94,088
SDIC Power Holdings Co., Ltd., Class A	44,100	89,908
SF Holding Co., Ltd.	117,400	464,001
SF Holding Co., Ltd., Class A	33,200	157,111
Shaanxi Coal Industry Co., Ltd., Class A	43,600	179,205
Shandong Weigao Group Medical Polymer Co., Ltd.	2,164,400	887,745
Shanghai Chicmax Cosmetic Co., Ltd.	73,900	204,208
Shanghai Fosun Pharmaceutical Group Co., Ltd.	242,000	493,666
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	36,300	87,781
Shanghai Pudong Development Bank Co., Ltd., Class A	155,300	211,693
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	5,400	93,827
Shengyi Technology Co., Ltd., Class A	12,600	287,631
Shennan Circuits Co., Ltd., Class A	2,300	126,325
Shenzhen Inovance Technology Co., Ltd., Class A	8,100	74,577
Shenzhen Longsys Electronics Co., Ltd., Class A	1,600	90,895
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,300	130,413
Sinopharm Group Co., Ltd.	501,200	991,089
Sungrow Power Supply Co., Ltd., Class A	9,800	133,440
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A†	7,000	206,255
Suzhou TFC Optical Communication Co., Ltd., Class A	5,460	213,692
Security Description	Shares or Principal Amount	Value

China (continued)
TAL Education Group ADR†	41,888	$491,765
Tencent Holdings, Ltd.	488,800	28,248,748
Tingyi Cayman Islands Holding Corp.	890,000	1,448,807
Tongcheng Travel Holdings, Ltd.*	358,800	551,581
TravelSky Technology, Ltd.	393,000	436,948
Tsingtao Brewery Co., Ltd.	358,000	1,858,862
Victory Giant Technology Huizhou Co., Ltd., Class A	4,200	151,966
Wanhua Chemical Group Co., Ltd., Class A	20,700	235,098
Weichai Power Co., Ltd.	156,000	633,676
Weichai Power Co., Ltd., Class A	43,400	175,477
Wuliangye Yibin Co., Ltd., Class A	16,700	177,118
WUS Printed Circuit Kunshan Co., Ltd., Class A	8,600	159,859
WuXi AppTec Co., Ltd.*#	63,300	1,528,707
WuXi AppTec Co., Ltd., Class A	14,600	336,285
Wuxi Biologics Cayman, Inc.*†	185,500	1,155,818
Wuxi Lead Intelligent Equipment Co., Ltd.	189,800	765,161
XCMG Construction Machinery Co., Ltd., Class A	65,800	77,258
Xiaomi Corp., Class B*#†	538,000	1,895,727
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co.*	24,500	521,040
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class A	1,800	112,119
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	6,900	133,752
YTO Express Group Co., Ltd., Class A	44,500	112,180
Yunnan Baiyao Group Co., Ltd., Class A	12,000	89,984
Zangge Mining Co., Ltd., Class A	12,600	146,985
Zhejiang Century Huatong Group Co., Ltd., Class A	52,700	110,892
Zhongji Innolight Co., Ltd.*	1,600	210,041
Zhongji Innolight Co., Ltd., Class A	5,100	646,546
Zhongjin Gold Corp., Ltd., Class A	29,400	112,090
Zhongsheng Group Holdings, Ltd.†	1,440,500	784,713
Zijin Mining Group Co., Ltd.	244,000	1,139,929
Zijin Mining Group Co., Ltd., Class A	101,100	506,564
Zoomlion Heavy Industry Science & Technology Co., Ltd.#	740,600	575,874
		142,938,302
Colombia — 0.1%
Ecopetrol SA ADR	674	11,236
Grupo Cibest SA ADR	12,945	1,244,273
		1,255,509
Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	351,211	936,366
Greece — 0.5%
Eurobank SA	194,867	1,038,031
National Bank of Greece SA	165,998	3,254,715
		4,292,746
Hong Kong — 2.5%
Alibaba Group Holding, Ltd.	1,130,100	16,464,661
Bosideng International Holdings, Ltd.	528,000	287,628
China Medical System Holdings, Ltd.#	658,000	940,186
Geely Automobile Holdings, Ltd.	871,000	1,955,693
Kingboard Laminates Holdings, Ltd.	42,500	251,472
Simcere Pharmaceutical Group, Ltd.*	318,000	450,318
Sino Biopharmaceutical, Ltd.	1,269,000	882,324
TCL Electronics Holdings, Ltd.	454,000	970,153
		22,202,435
Hungary — 0.4%
OTP Bank Nyrt	26,448	3,804,813
India — 11.3%
Acutaas Chemicals, Ltd.	7,812	260,079

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Energy Solutions, Ltd.†	50,271	$748,615
Aegis Logistics, Ltd.	12,549	166,729
Apar Industries, Ltd.†	3,975	736,522
Apollo Hospitals Enterprise, Ltd.	17,178	1,605,972
Asian Paints, Ltd.	28,515	794,982
Aster DM Quality Care, Ltd.*	21,462	170,467
Astral, Ltd.	10,543	168,610
Aurobindo Pharma, Ltd.	14,035	253,181
Axis Bank, Ltd.	168,253	2,298,025
Bajaj Finance, Ltd.	157,919	1,753,711
Bajaj Holdings & Investment, Ltd.	1,711	209,315
Balkrishna Industries, Ltd.	7,344	177,464
Bank of India	89,664	133,383
Bharat Heavy Electricals, Ltd.	184,098	856,166
Bharat Petroleum Corp., Ltd.	160,663	546,986
Bharti Airtel, Ltd.	212,271	4,040,857
Billionbrains Garage Ventures, Ltd.*†	88,585	178,750
Bosch, Ltd.	962	505,352
Canara Bank	163,442	217,908
Coal India, Ltd.	188,031	793,659
Coforge, Ltd.	15,056	314,040
Computer Age Management Services, Ltd.	62,746	515,515
Cummins India, Ltd.	1,184	63,503
Dabur India, Ltd.	111,243	445,293
Dr Lal PathLabs, Ltd.*	25,771	530,088
Eicher Motors, Ltd.	8,193	684,620
Engineers India, Ltd.	32,837	90,734
Eternal, Ltd.†	54,973	189,498
GAIL India, Ltd.	604,344	1,127,019
GE Vernova T&D India, Ltd.	11,747	548,614
Granules India, Ltd.	15,809	137,526
Grasim Industries, Ltd.	8,607	304,831
Great Eastern Shipping Co., Ltd.	57,779	790,004
HCL Technologies, Ltd.	128,615	1,773,129
HDFC Asset Management Co., Ltd.*	30,217	832,433
HDFC Bank, Ltd.	846,755	6,307,432
HDFC Life Insurance Co., Ltd.*	23,944	136,686
Hero MotoCorp, Ltd.	20,160	1,154,345
Hindalco Industries, Ltd.	92,766	989,683
Hitachi Energy India, Ltd.	1,427	506,145
ICICI Bank, Ltd.	423,994	6,476,982
ICICI Bank, Ltd. ADR	11,900	361,284
Indian Hotels Co., Ltd.	75,272	583,552
Indian Oil Corp., Ltd.	734,461	1,073,589
Infosys, Ltd.	298,814	3,559,475
Infosys, Ltd. ADR#	73,363	884,758
ITC, Ltd.	125,270	336,269
JSW Steel, Ltd.	22,451	308,455
Karnataka Bank, Ltd.	53,587	189,337
KEI Industries, Ltd.	21,607	1,303,100
Kotak Mahindra Bank, Ltd.	297,284	1,309,931
L&T Finance, Ltd.	122,032	411,555
Larsen & Toubro, Ltd.	44,677	1,898,630
Larsen & Toubro, Ltd. GDR	6,987	291,657
Laurus Labs, Ltd.*	19,711	396,576
Lenskart Solutions, Ltd.†	143,845	1,001,975
Life Insurance Corp. of India	197,018	865,228
LTM, Ltd.*	15,343	731,838
Lupin, Ltd.	14,461	332,486
Mahindra & Mahindra Financial Services, Ltd.	51,055	199,915
Mahindra & Mahindra, Ltd.	48,001	1,655,150
Marico, Ltd.	79,080	681,285
Security Description	Shares or Principal Amount	Value

India (continued)
Max Financial Services, Ltd.†	33,814	$558,858
MTAR Technologies, Ltd.†	6,110	448,230
National Aluminium Co., Ltd.	53,766	215,502
Navin Fluorine International, Ltd.	7,815	711,166
Nestle India, Ltd.	131,978	2,075,042
Neuland Laboratories, Ltd.	1,661	400,237
NTPC, Ltd.	179,774	618,378
Oil & Natural Gas Corp., Ltd.	986,499	2,402,474
Oil India, Ltd.	58,175	295,302
Oracle Financial Services Software, Ltd.	7,173	945,033
Page Industries, Ltd.	400	150,450
Petronet LNG, Ltd.	384,345	1,213,833
Pidilite Industries, Ltd.	79,746	1,414,011
Piramal Finance, Ltd.	4,334	105,412
Polycab India, Ltd.	11,680	1,159,027
Power Finance Corp., Ltd.	93,185	329,247
Power Grid Corp. of India, Ltd.	519,754	1,439,161
Punjab National Bank	509,469	611,430
Radico Khaitan, Ltd.	19,440	916,025
REC, Ltd.	36,932	125,446
Reliance Industries, Ltd.	379,843	5,096,167
RR Kabel, Ltd.	17,308	533,144
Samvardhana Motherson International, Ltd.	143,340	257,039
SBI Funds Management, Ltd.†	21,593	130,729
SBI Life Insurance Co., Ltd.*	1,714	31,343
Shriram Finance, Ltd.	36,442	424,947
Siemens Energy India, Ltd.	19,842	670,425
Solar Industries India, Ltd.	3,115	658,075
State Bank of India	199,977	2,227,073
Steel Authority of India, Ltd.	518,421	1,062,101
Sterlite Technologies, Ltd.†	59,716	457,997
Sun Pharmaceutical Industries, Ltd.	30,360	633,092
Tata Consultancy Services, Ltd.	114,437	2,884,693
Tata Consumer Products, Ltd.	21,417	233,451
Tata Motors Passenger Vehicles, Ltd.	126,757	411,309
Tata Motors, Ltd.	127,141	628,283
Tata Power Co., Ltd.	26,335	96,009
Tata Steel, Ltd.	910,160	1,762,826
Tata Technologies, Ltd.	21,799	190,206
TD Power Systems, Ltd.	55,620	454,865
Tech Mahindra, Ltd.	93,898	1,606,051
Thermax, Ltd.	8,219	338,453
Titan Co., Ltd.	8,788	471,100
TVS Motor Co., Ltd.	33,851	1,543,974
Ujjivan Small Finance Bank, Ltd.*†	351,027	255,245
UltraTech Cement, Ltd.	6,649	799,853
Union Bank of India, Ltd.	60,573	120,043
Vedanta, Ltd.	278,542	814,135
Welspun Corp., Ltd.	29,551	735,847
Yes Bank, Ltd.†	3,983,233	955,411
		101,529,048
Indonesia — 0.5%
Aneka Tambang Tbk	1,068,700	187,015
Bank Central Asia Tbk PT	4,764,200	1,741,360
Bank Mandiri Persero Tbk PT	5,547,100	1,324,541
Bank Rakyat Indonesia Persero Tbk PT	6,229,100	1,142,793
PT TIMAH Persero Tbk	902,800	205,888
		4,601,597

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Kuwait — 0.5%
Kuwait Finance House KSCP	1,670,381	$4,162,438
National Bank of Kuwait SAKP	60,417	170,888
		4,333,326
Luxembourg — 0.1%
Zabka Group SA	143,138	1,213,014
Malaysia — 0.8%
MISC Bhd	803,900	1,577,451
Sime Darby Bhd	2,000,900	1,290,865
Sunway Construction Group BHD	884,300	1,798,150
Tenaga Nasional Bhd	647,300	2,278,152
Westports Holdings Bhd	347,500	601,679
		7,546,297
Marshall Islands — 0.3%
Danaos Corp.	4,721	715,137
Star Bulk Carriers Corp.	75,319	2,325,098
		3,040,235
Mexico — 1.7%
Cemex SAB de CV CPO#	538,428	580,356
Coca-Cola Femsa SAB de CV ADR	832	92,485
Gentera SAB de CV#	582,619	1,393,779
Grupo Financiero Banorte SAB de CV, Class O	495,900	5,622,638
Grupo Mexico SAB de CV, Series B	464,530	6,356,918
Industrias Penoles SAB de CV	13,583	717,492
Regional SAB de CV	22,068	183,034
		14,946,702
Peru — 0.2%
Credicorp., Ltd.	4,184	1,532,934
Philippines — 0.3%
BDO Unibank, Inc.	507,970	944,757
International Container Terminal Services, Inc.	150,490	2,131,399
		3,076,156
Poland — 1.0%
Alior Bank SA	11	390
Bank Polska Kasa Opieki SA	25,740	1,789,678
Orlen SA	60,661	2,510,436
Powszechna Kasa Oszczednosci Bank Polski SA	94,030	2,875,529
Powszechny Zaklad Ubezpieczen SA	54,033	1,075,875
XTB SA*	17,872	883,217
		9,135,125
Qatar — 0.5%
Qatar Islamic Bank Q.P.S.C.	236,865	1,411,692
Qatar National Bank Q.P.S.C.	645,465	2,960,523
		4,372,215
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 2.4%
Al Babtain Power & Telecommunication Co.	17,511	287,761
Al Rajhi Bank	392,787	7,056,273
Aldrees Petroleum & Transport Services Co.	25,082	787,612
Banque Saudi Fransi	67,790	395,589
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Etihad Etisalat Co.	127,116	$2,264,971
Jarir Marketing Co.	443,983	2,031,542
Riyad Bank	104,795	583,342
Riyadh Cables Group Co.	13,554	381,213
Sahara International Petrochemical Co.	43,610	153,435
Saudi Arabian Mining Co.†	58,446	1,028,946
Saudi Aramco Base Oil Co.	42,143	1,546,718
Saudi Basic Industries Corp.	177,400	2,335,976
Saudi Energy Co.	278,263	1,294,747
Saudi National Bank	150,972	1,741,088
		21,889,213
Singapore — 0.0%
Trip.com Group, Ltd.†	3,900	178,719
South Africa — 2.7%
AVI, Ltd.	168,979	893,491
Capitec Bank Holdings, Ltd.	11,045	3,189,691
Discovery, Ltd.	8,631	138,423
FirstRand, Ltd.	128,438	760,001
Gold Fields, Ltd.#	79,579	3,659,337
Gold Fields, Ltd. ADR	16,439	762,276
Impala Platinum Holdings, Ltd.	68,151	951,564
Kumba Iron Ore, Ltd.#	50,987	757,281
MTN Group, Ltd.	56,513	663,259
Old Mutual, Ltd.	1,739,366	1,408,450
Sanlam, Ltd.	330,404	1,778,021
Shoprite Holdings, Ltd.	16,672	319,117
Sibanye Stillwater, Ltd.	215,330	637,683
Standard Bank Group, Ltd.	175,325	3,459,522
Tiger Brands, Ltd.	69,331	1,156,826
Valterra Platinum, Ltd.	27,811	2,377,805
Vodacom Group, Ltd.	117,754	1,092,664
		24,005,411
South Korea — 20.5%
Celltrion, Inc.	19,730	2,723,219
Doosan Bobcat, Inc.	20,190	919,068
Doosan Co., Ltd.	359	331,300
Doosan Enerbility Co., Ltd.†	28,919	1,743,254
Hana Financial Group, Inc.	13,799	1,374,254
Hanon Systems†	114,381	293,349
Hanwha Aerospace Co., Ltd.	1,226	987,178
Hanwha Ocean Co., Ltd.†	6,790	436,592
HD Hyundai Co., Ltd.	4,908	785,366
HD Hyundai Electric Co., Ltd.	2,014	1,149,301
Hugel, Inc.†	2,503	460,877
Hyosung Heavy Industries Corp.	262	567,226
Hyundai Engineering & Construction Co., Ltd.	3,405	306,763
Hyundai Heavy Industries Co., Ltd.	1,892	621,404
Hyundai Mobis Co., Ltd.	3,366	1,115,359
Hyundai Motor Co.	4,509	1,329,374
Hyundai Rotem Co., Ltd.	4,978	495,399
Hyundai Steel Co.	4,312	95,780
IPark Hyundai Development Co.	17,575	300,493
Kakao Corp.	15,017	401,046
KB Financial Group, Inc.	24,987	3,163,998
KCC Corp.	2,146	743,244
Kia Corp.	20,434	1,955,907
KIWOOM Securities Co., Ltd.	4,653	943,451
Korea Gas Corp.	3,115	85,238
Korea Investment Holdings Co., Ltd.	840	117,966
Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,842	1,487,606
KT Corp.	7	273

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KT&G Corp.	20,017	$2,604,872
Kumho Petrochemical Co., Ltd.	3,026	281,905
LG Chem, Ltd.	7,408	1,515,593
LG Electronics, Inc.	9,041	1,430,203
LG Electronics, Inc. (Preference Shares)	7,506	412,978
LG Energy Solution, Ltd.†	645	178,146
LG H&H Co., Ltd.	2,931	670,322
LG Innotek Co., Ltd.	1,610	755,239
LS Corp.	873	198,699
LS Electric Co., Ltd.	5,483	831,304
LX International Corp.	4,483	127,585
Mirae Asset Securities Co., Ltd.	21,020	532,949
NAVER Corp.	8,220	1,303,332
NC Corp.	2,245	368,261
Pan Ocean Co., Ltd.	111,026	459,972
POSCO ADR#	19,556	1,199,761
POSCO Holdings, Inc.	9,743	2,409,766
Posco International Corp.	17,956	704,543
Samsung Biologics Co., Ltd.*†	552	612,258
Samsung C&T Corp.	5,493	1,511,117
Samsung E&A Co., Ltd.	11,878	408,778
Samsung Electro-Mechanics Co., Ltd.	3,981	4,241,048
Samsung Electronics Co., Ltd.	356,736	67,770,978
Samsung Electronics Co., Ltd. GDR	719	3,352,462
Samsung Fire & Marine Insurance Co., Ltd.	1,442	700,665
Samsung Heavy Industries Co., Ltd.†	43,685	667,117
Samsung Life Insurance Co., Ltd.	6,521	1,458,005
Samsung SDI Co., Ltd.†	2,848	1,200,713
Samsung Securities Co., Ltd.	21,076	1,355,172
Seegene, Inc.	18,059	443,360
Shinhan Financial Group Co., Ltd.	30,757	2,447,346
SK Biopharmaceuticals Co., Ltd.†	3,832	244,435
SK hynix, Inc.	41,964	51,328,172
SK Square Co., Ltd.	6,417	4,862,216
SK, Inc.	1,854	738,295
Woori Financial Group, Inc.	13,521	333,925
		184,595,777
Taiwan — 27.5%
Accton Technology Corp.	57,000	3,656,611
Advantech Co., Ltd.	126,000	2,689,049
Airtac International Group	18,000	808,587
ASE Technology Holding Co., Ltd.	244,000	4,492,024
Asia Vital Components Co., Ltd.	20,000	2,159,385
ASPEED Technology, Inc.	5,500	2,785,370
Asustek Computer, Inc.	70,000	2,204,464
Bizlink Holding, Inc.	9,000	615,661
Cathay Financial Holding Co., Ltd.	465,000	1,619,775
China Airlines, Ltd.	884,000	564,309
Chroma ATE, Inc.	36,000	2,224,324
CTBC Financial Holding Co., Ltd.	159,000	324,295
Delta Electronics, Inc.	141,000	8,178,551
Eclat Textile Co., Ltd.	91,000	886,419
Elite Material Co., Ltd.	23,000	3,976,893
Ennoconn Corp.	97,000	1,191,019
Eva Airways Corp.	1,305,000	1,727,823
Formosa Chemicals & Fibre Corp.	189,000	406,932
Formosa Petrochemical Corp.	317,000	734,490
Fubon Financial Holding Co., Ltd.	185,000	839,796
Giant Manufacturing Co., Ltd.	56,000	180,064
Global Unichip Corp.	3,000	576,887
Gold Circuit Electronics, Ltd.	19,000	697,781
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Hiwin Technologies Corp.	114,000	$1,257,802
Hon Hai Precision Industry Co., Ltd.	1,279,000	10,079,755
Hon Hai Precision Industry Co., Ltd. GDR	30,851	491,921
Hon Precision, Inc.	1,000	184,730
Inventec Corp.	390,000	820,030
ITEQ Corp.	20,000	345,501
King Slide Works Co., Ltd.	6,000	2,682,050
Kinik Co.	60,000	1,291,848
Lite-On Technology Corp.	172,000	1,653,742
MediaTek, Inc.	108,000	13,362,966
Minth Group, Ltd.	142,400	470,885
Nan Ya Plastics Corp.	356,000	2,721,455
Nan Ya Printed Circuit Board Corp.	7,000	271,420
Nanya Technology Corp.	26,000	445,054
PharmaEssentia Corp.	4,513	198,463
Phison Electronics Corp.	4,000	272,997
Quanta Computer, Inc.	343,000	3,660,094
Synnex Technology International Corp.	636,000	1,744,278
TA Chen Stainless Pipe	111,000	170,758
Taiwan Semiconductor Manufacturing Co., Ltd.	1,817,000	137,755,658
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,020	2,500,226
Taiwan Union Technology Corp.	13,000	588,078
Tripod Technology Corp.	128,000	2,003,405
TS Financial Holding Co., Ltd.	138,390	168,178
Tung Ho Steel Enterprise Corp.	77,000	196,129
TXC Corp.	54,000	315,774
Unimicron Technology Corp.	119,000	3,747,588
United Integrated Services Co., Ltd.	8,000	267,322
United Microelectronics Corp.	913,000	3,712,786
United Microelectronics Corp. ADR	11,195	222,557
Winbond Electronics Corp.	88,000	506,273
Wisdom Marine Lines Co., Ltd.	209,000	619,977
Wistron Corp.	71,000	398,399
Wistron NeWeb Corp.	115,000	884,560
Wiwynn Corp.	1,000	223,662
WPG Holdings, Ltd.	596,000	1,871,307
Yageo Corp.	132,000	2,267,827
Yuanta Financial Holding Co., Ltd.	1,670,240	3,443,468
		247,359,432
Thailand — 1.2%
Advanced Info Service PCL NVDR	175,500	1,878,845
Bangchak Corp. PCL NVDR	453,600	762,612
Delta Electronics Thailand PCL NVDR	103,800	779,439
Kasikornbank PCL NVDR	246,200	1,841,303
KCE Electronics PCL NVDR	184,500	336,618
Kiatnakin Phatra Bank PCL NVDR	58,100	203,245
Krung Thai Bank PCL NVDR	111,400	145,297
PTT Global Chemical PCL NVDR	184,700	247,863
PTT PCL NVDR	1,294,500	1,590,798
SCG Packaging PCL NVDR	755,600	689,291
Siam Cement PCL NVDR	108,400	853,209
Star Petroleum Refining PCL	607,700	241,907
Thanachart Capital PCL NVDR	58,600	151,537
Tisco Financial Group PCL NVDR	36,000	138,963
TMBThanachart Bank PCL NVDR	7,542,000	677,779
		10,538,706
Turkey — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	108,467	868,118
BIM Birlesik Magazalar AS	108,976	915,660
Coca-Cola Icecek AS	227,679	354,775
Ford Otomotiv Sanayi AS	444,994	709,538

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Migros Ticaret AS	36,239	$400,612
Tupras Turkiye Petrol Rafinerileri AS	63,460	526,313
		3,775,016
United Arab Emirates — 1.3%
Abu Dhabi National Oil Co. PJSC	2,804,700	3,054,438
Emaar Development PJSC	122,086	424,132
Emaar Properties PJSC	960,324	2,823,752
Emirates NBD Bank PJSC	216,028	1,780,947
Emirates Telecommunications Group Co. PJSC	361,761	2,107,757
First Abu Dhabi Bank PJSC	266,753	1,435,097
		11,626,123
United Kingdom — 0.4%
Anglogold Ashanti PLC	35,858	4,009,126
United States — 0.7%
BeOne Medicines, Ltd.†	77,500	2,129,694
BeOne Medicines, Ltd. ADR†	1,713	615,961
Nexteer Automotive Group, Ltd.	1,697,000	1,098,722
Yum China Holdings, Inc.	49,000	2,202,935
		6,047,312
Total Long-Term Investment Securities (cost $648,069,091)		885,820,142
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	13,093,989	13,093,989
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4)	4,895,915	4,895,915
Total Short-Term Investments (cost $17,989,904)		17,989,904
TOTAL INVESTMENTS (cost $666,058,995)	100.4%	903,810,046
Other assets less liabilities	(0.4)	(3,252,394)
NET ASSETS	100.0%	$900,557,652

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$21,538,473 representing 2.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/21	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	12/14/20, 12/16/20, 02/10/21	2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC	11/12/20, 11/20/20, 12/14/20, 12/16/20, 11/24/21	1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR	10/30/20, 11/20/20, 12/14/20, 12/16/20	75,082	1,073,688	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $12,337,117.
This was secured by collateral of $4,895,915, which was received in cash and subsequently invested in short-term investments currently valued at $4,895,915 as reported in the Portfolio of Investments. Additional collateral of $7,891,221 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Bills	0.00%	09/22/2026 to 05/13/2027	$162,301
United States Treasury Notes/Bonds	0.13% to 5.00%	09/30/2026 to 05/15/2056	7,728,920

ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
171	Long	MSCI Emerging Markets Index	September 2026	$14,233,030	$14,629,905	$396,875

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	32.3%
Banks	12.6
Internet	6.0
Oil & Gas	4.5
Electronics	4.3
Diversified Financial Services	3.4

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Mining	3.2%
Computers	2.6
Telecommunications	2.5
Insurance	2.2
Short-Term Investments	2.0
Electrical Components & Equipment	1.9
Retail	1.8
Chemicals	1.4
Auto Manufacturers	1.4
Pharmaceuticals	1.3
Electric	1.0
Commercial Services	0.9
Iron/Steel	0.8
Biotechnology	0.8
Transportation	0.8
Software	0.8
Auto Parts & Equipment	0.7
Investment Companies	0.7
Machinery-Construction & Mining	0.7
Health Care-Services	0.7
Engineering & Construction	0.6
Food	0.6
Beverages	0.6
Home Furnishings	0.6
Gas	0.6
Miscellaneous Manufacturing	0.6
Aerospace/Defense	0.6
Building Materials	0.5
Leisure Time	0.5
Airlines	0.5
Metal Fabricate/Hardware	0.4
Shipbuilding	0.4
Real Estate	0.4
Agriculture	0.3
Machinery-Diversified	0.3
Lodging	0.3
Distribution/Wholesale	0.2
Health Care-Products	0.2
Holding Companies-Diversified	0.2
Cosmetics/Personal Care	0.2
Pipelines	0.1
Coal	0.1
Apparel	0.1
Packaging & Containers	0.1
Trucking & Leasing	0.1
100.4%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Egypt	$—	$936,366	$—	$936,366
India	101,237,391	291,657	—	101,529,048
Malaysia	—	7,546,297	—	7,546,297
Philippines	—	3,076,156	—	3,076,156
Russia	—	—	0	0
South Korea	181,243,315	3,352,462	—	184,595,777
Taiwan	246,867,511	491,921	—	247,359,432
Other Countries	340,777,066	—	—	340,777,066
Short-Term Investments	17,989,904	—	—	17,989,904
Total Investments at Value	$888,115,187	$15,694,859	$0	$903,810,046
Other Financial Instruments:†
Futures Contracts	$396,875	$—	$—	$396,875

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Australia — 6.8%
Charter Hall Group	131,930	$1,826,532
Goodman Group	390,345	7,756,668
GPT Group	585,692	1,972,622
NEXTDC, Ltd.#†	449,128	4,444,680
Scentre Group	2,852,642	7,338,688
		23,339,190
Belgium — 1.5%
Aedifica SA	29,305	2,311,262
Warehouses De Pauw CVA	116,210	2,834,657
		5,145,919
Bermuda — 0.5%
Hongkong Land Holdings, Ltd.	210,600	1,716,390
Canada — 1.6%
Boardwalk Real Estate Investment Trust	38,475	1,736,990
Chartwell Retirement Residences(1)	260,387	3,874,007
		5,610,997
France — 1.4%
Klepierre SA	109,402	4,760,261
Germany — 1.2%
TAG Immobilien AG	124,350	1,827,149
Vonovia SE	99,220	2,218,542
		4,045,691
Guernsey — 0.3%
Shurgard Self Storage, Ltd.	45,323	1,202,936
Hong Kong — 1.9%
Swire Properties, Ltd.	2,097,101	6,415,616
Japan — 8.1%
Comforia Residential REIT, Inc.#	1,871	1,159,493
Industrial & Infrastructure Fund Investment Corp.	1,422	1,209,702
Japan Hotel REIT Investment Corp.	3,655	1,901,286
Japan Metropolitan Fund Investment Corp.#	2,610	1,844,563
Mitsubishi Estate Co., Ltd.	377,537	8,968,719
Mitsui Fudosan Co., Ltd.	657,335	6,264,742
Mitsui Fudosan Logistics Park, Inc.	2,661	1,732,357
Nippon Accommodations Fund, Inc. #	1,505	1,119,211
Nippon Building Fund, Inc.	2,457	1,942,530
Tokyo Tatemono Co., Ltd.	72,400	1,561,302
		27,703,905
Singapore — 2.3%
CapitaLand Ascendas REIT#	1,767,100	3,406,022
CapitaLand India Trust(1)	1,973,958	1,514,129
CapitaLand Integrated Commercial Trust	1,562,400	2,913,137
		7,833,288
Spain — 1.7%
Merlin Properties Socimi SA	377,293	5,872,476
SupraNational — 0.9%
Unibail-Rodamco-Westfield	26,791	3,032,242
Sweden — 0.3%
Catena AB	29,785	1,179,253
United Kingdom — 6.1%
Big Yellow Group PLC	100,010	1,185,799
British Land Co. PLC	380,330	2,187,631
Derwent London PLC#	26,757	739,964
Grainger PLC	671,273	1,568,091
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Land Securities Group PLC	217,227	$2,017,316
LondonMetric Property PLC	407,426	1,040,153
Safestore Holdings PLC	213,455	1,697,817
Segro PLC	219,023	2,843,531
Tritax Big Box REIT PLC	2,190,873	4,664,396
UNITE Group PLC	427,618	2,936,271
		20,880,969
United States — 63.3%
Acadia Realty Trust	111,504	2,282,487
Agree Realty Corp.	25,400	1,835,150
American Healthcare REIT, Inc.	64,050	3,536,200
American Homes 4 Rent, Class A	218,136	7,263,929
American Tower Corp.	14,974	2,630,932
Americold Realty Trust, Inc.	115,222	1,722,569
Blackstone Digital Infrastructure Trust, Inc.†	68,043	1,364,943
Brixmor Property Group, Inc.	150,551	4,349,418
BXP, Inc.	65,591	4,459,532
Cousins Properties, Inc.	114,688	3,324,805
CubeSmart	95,020	3,774,194
Digital Realty Trust, Inc.	66,957	12,426,550
Equinix, Inc.	15,577	16,304,757
Equity LifeStyle Properties, Inc.	68,003	4,314,790
Essential Properties Realty Trust, Inc.	175,472	5,264,160
Essex Property Trust, Inc.	21,831	6,177,300
Extra Space Storage, Inc.	21,647	3,054,392
Federal Realty Investment Trust	23,582	2,736,219
First Industrial Realty Trust, Inc.	78,825	4,877,691
Healthcare Realty Trust, Inc.	136,492	2,598,808
Healthpeak Properties, Inc.	137,080	2,854,006
Highwoods Properties, Inc.#	78,060	2,388,636
Iron Mountain, Inc.	34,140	3,938,049
Janus Living, Inc., Class A1	82,506	2,454,553
Kimco Realty Corp.	46,027	1,091,300
Lamar Advertising Co., Class A	13,364	1,991,370
Mid-America Apartment Communities, Inc.	44,952	5,792,065
National Healthcare Properties, Inc.	94,522	1,518,023
NNN REIT, Inc.	48,932	2,211,726
Pebblebrook Hotel Trust	64,800	1,174,176
Phillips Edison & Co., Inc.	63,850	2,467,802
Prologis, Inc.	163,700	22,904,904
Public Storage	15,265	4,686,202
Regency Centers Corp.	25,777	1,927,346
Rexford Industrial Realty, Inc.	94,417	3,497,206
Ryman Hospitality Properties, Inc.	34,892	4,422,910
Simon Property Group, Inc.	52,811	11,212,832
Smartstop Self Storage REIT, Inc.#	21,031	682,877
Ventas, Inc.	126,823	11,562,453
VICI Properties, Inc.	115,406	2,960,164
Vivmark Residential	150,042	9,773,736
Vornado Realty Trust#	57,305	2,142,061
Welltower, Inc.	82,745	19,547,679
		217,500,902
Total Long-Term Investment Securities (cost $308,583,942)		336,240,035
SHORT-TERM INVESTMENTS — 0.6%
U.S. Government Agency — 0.6%
Federal Home Loan Bank Disc. Notes 3.50%, 09/01/2026	$1,970,000	1,969,802

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(2)(3)	161,906	$161,906
Total Short-Term Investments (cost $2,131,906)		2,131,708
TOTAL INVESTMENTS (cost $310,715,848)	98.5%	338,371,743
Other assets less liabilities	1.5	5,108,650
NET ASSETS	100.0%	$343,480,393

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of August 31, 2026.
(3)
At August 31, 2026, the Fund had loaned securities with a total value of $11,629,924.
This was secured by collateral of $161,906, which was received in cash and subsequently invested in short-term investments currently valued at $161,906 as reported in the Portfolio of Investments. Additional collateral of $12,080,762 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$1,162
United States Treasury Bills	0.00%	09/22/2026 to 07/08/2027	1,735,302
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2026 to 05/15/2056	10,344,298

CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	17.5%
Warehouse/Industrial REITS	14.8
Health Care REITS	13.5
Apartment REITS	10.4
Real Estate	9.7
Shopping Centers REITS	8.8
Storage REITS	5.8
Regional Malls REITS	4.7
Office Property REITS	4.2
Single Tenant REITS	2.6
Hotel REITS	2.2
Telecommunications	1.3
Manufactured Homes REITS	1.3
Health Care-Services	1.1
Short-Term Investments	0.6
98.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$20,880,969	$—	$20,880,969
Other Countries	315,359,066	—	—	315,359,066
Short-Term Investments:
U.S. Government Agency	—	1,969,802	—	1,969,802
Other Short-Term Investments	161,906	—	—	161,906
Total Investments at Value	$315,520,972	$22,850,771	$—	$338,371,743

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.6%
Australia — 0.3%
BHP Group, Ltd.	13,520	$641,665
Brambles, Ltd.	11	154
Fortescue, Ltd.	2,099	26,623
		668,442
Austria — 0.0%
Erste Group Bank AG	237	33,392
OMV AG	526	41,852
		75,244
Belgium — 0.0%
KBC Group NV	226	34,389
Bermuda — 0.0%
Arch Capital Group, Ltd.†	264	25,890
Brazil — 1.4%
AMBEV SA	65	189
BB Seguridade Participacoes SA	12,200	95,122
CPFL Energia SA	16	137
Itausa SA (Preference Shares)	80,999	204,782
Petroleo Brasileiro SA	156,086	1,514,907
Petroleo Brasileiro SA (Preference Shares)	143,700	1,248,540
Ultrapar Participacoes SA	4,932	33,143
Vale SA	20,108	302,112
		3,398,932
Canada — 1.2%
Agnico Eagle Mines, Ltd.#	100	20,292
Bank of Montreal	420	71,590
Bank of Nova Scotia	400	36,616
Barrick Mining Corp. Common Stock	1,400	62,790
Bombardier, Inc., Class B†	306	66,201
Canadian Imperial Bank of Commerce#	400	45,401
Canadian National Railway Co.	585	73,043
CGI, Inc.	100	7,530
Fairfax Financial Holdings, Ltd.	316	515,247
IGM Financial, Inc.#	1,302	81,063
Kinross Gold Corp.	20,177	617,852
Loblaw Cos., Ltd.	643	28,133
Lundin Gold, Inc.	544	38,745
Magna International, Inc.	2,314	151,935
Royal Bank of Canada	300	61,344
Suncor Energy, Inc.	3,700	247,557
Toronto-Dominion Bank	5,808	702,642
		2,827,981
Chile — 0.0%
Plaza SA	7,186	30,266
China — 2.7%
Agricultural Bank of China, Ltd.	140,598	113,810
Agricultural Bank of China, Ltd., Class A	43,300	44,590
Aluminum Corp. of China, Ltd.	153	167
Bank of China, Ltd.	937,845	705,916
Bank of Communications Co., Ltd.	32,000	31,843
China CITIC Bank Corp., Ltd.	135,798	144,747
China Construction Bank Corp.	1,435,382	1,739,646
China Life Insurance Co., Ltd.	20,556	79,460
China Pacific Insurance Group Co., Ltd.	43,737	168,622
CITIC, Ltd.	123,559	207,601
Contemporary Amperex Technology Co., Ltd., Class A	3	162
Industrial & Commercial Bank of China, Ltd.	1,695,764	1,637,688
Security Description	Shares or Principal Amount	Value

China (continued)
Industrial & Commercial Bank of China, Ltd., Class A	39,600	$47,556
JD Logistics, Inc.*†	34,200	48,081
Kweichow Moutai Co., Ltd., Class A	100	19,339
NetEase, Inc.	26,700	655,369
New China Life Insurance Co., Ltd.	2,149	12,721
PetroChina Co., Ltd., Class A	24,300	41,297
Ping An Insurance Group Co. of China, Ltd.	100,500	725,051
Sinotruk Hong Kong, Ltd.	6,118	31,377
Vipshop Holdings, Ltd. ADR	5,437	71,225
		6,526,268
Czech Republic — 0.0%
CEZ AS	1	66
Denmark — 0.1%
Novo Nordisk A/S, Class B	764	34,713
Pandora A/S	1,313	173,463
ROCKWOOL A/S, Class B	946	30,458
		238,634
Egypt — 0.2%
Commercial International Bank Egypt SAE	208,158	558,283
Finland — 0.1%
Nokia Oyj	32	324
Orion Oyj, Class B	2	184
Wartsila OYJ Abp	6,260	202,797
		203,305
France — 1.5%
Air Liquide SA	1	197
BNP Paribas SA	2,254	269,092
Bouygues SA	22,417	1,151,420
Carrefour SA	3,908	71,154
Cie de Saint-Gobain SA	2,023	184,037
Credit Agricole SA	1,493	32,109
Eiffage SA	1	127
Engie SA	5	143
Ipsen SA	155	29,365
Klepierre SA	3,569	155,293
Orange SA	3,934	70,394
Safran SA	1,980	775,055
Sanofi SA	450	40,148
Schneider Electric SE	1	342
Societe Generale SA	8,885	749,775
TotalEnergies SE	2	175
		3,528,826
Germany — 0.4%
Deutsche Bank AG	5,689	229,035
Deutsche Lufthansa AG	1,984	18,113
DHL AG	2,980	194,324
E.ON SE	13,511	279,348
GEA Group AG	462	36,062
Heidelberg Materials AG	1	191
Muenchener Rueckversicherungs-Gesellschaft AG	44	26,515
RWE AG	1,745	118,858
Siemens Energy AG	247	40,792
		943,238
Hong Kong — 0.4%
Alibaba Group Holding, Ltd.	4,652	67,776
China Taiping Insurance Holdings Co., Ltd.	23,848	64,439
CK Asset Holdings, Ltd.	31	179

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	17	$153
WH Group, Ltd.*	765,216	723,877
		856,424
Hungary — 0.0%
Richter Gedeon Nyrt	2,319	96,824
India — 0.6%
Vedanta Power, Ltd.†	199,544	74,110
Adani Power, Ltd.†	32,356	67,308
Bharat Petroleum Corp., Ltd.	47	160
Coal India, Ltd.	13,509	57,020
HCL Technologies, Ltd.	1,862	25,670
Hindalco Industries, Ltd.	14	149
Hindustan Petroleum Corp., Ltd.	36	138
Infosys, Ltd.	1,998	23,800
National Aluminium Co., Ltd.	20,027	80,271
Nestle India, Ltd.	4,663	73,315
NTPC, Ltd.	6,741	23,187
Oil & Natural Gas Corp., Ltd.	130,637	318,147
Power Finance Corp., Ltd.	23,757	83,940
REC, Ltd.	18,249	61,986
Tata Consultancy Services, Ltd.	7,917	199,569
Tata Motors Passenger Vehicles, Ltd.	3,418	11,091
Tata Motors, Ltd.	3,418	16,891
Vedanta Aluminium Metal, Ltd.	15,227	69,863
Vedanta Iron & Steel, Ltd.†	199,936	77,512
Vedanta Oil and Gas, Ltd.†	188,037	76,652
Vedanta, Ltd.	38,889	113,667
		1,454,446
Indonesia — 0.0%
Astra International Tbk PT	538	146
Ireland — 0.2%
Accenture PLC, Class A	1,200	227,712
Allegion PLC	64	9,936
Linde PLC	103	50,427
Medtronic PLC	2	181
PDD Holdings, Inc. ADR†	400	33,600
Seagate Technology Holdings PLC	37	30,650
TE Connectivity PLC	126	25,862
Trane Technologies PLC	300	133,320
		511,688
Israel — 0.0%
Bank Leumi Le-Israel BM	1,279	32,643
Check Point Software Technologies, Ltd.†	297	41,256
Phoenix Financial, Ltd.	5	314
		74,213
Italy — 0.4%
Enel SpA	19,638	214,898
Generali#	4	207
Leonardo SpA	2,565	154,093
Poste Italiane SpA	5,928	191,353
Prysmian SpA	473	66,039
UniCredit SpA	3,553	347,244
Unipol Assicurazioni SpA	6	197
		974,031
Japan — 3.3%
Advantest Corp.	2,300	485,052
AGC, Inc.	700	25,139
Security Description	Shares or Principal Amount	Value

Japan (continued)
Asahi Kasei Corp.#	7,454	$76,710
Asics Corp.	1,077	30,338
Astellas Pharma, Inc.	90,508	1,343,598
Bandai Namco Holdings, Inc.	7	251
Central Japan Railway Co.	21,759	541,557
Chugai Pharmaceutical Co., Ltd.	643	27,825
ENEOS Holdings, Inc.	19	159
Fujikura, Ltd.	18,800	647,732
Fujitsu, Ltd.	308	7,459
Hoya Corp.	1,162	178,937
Inpex Corp.	1,346	33,340
Kioxia Holdings Corp.†	4,581	1,433,516
Kirin Holdings Co., Ltd.	8,000	152,939
Konami Group Corp.	253	35,008
Marubeni Corp.	5	154
Mitsubishi Electric Corp.	12,600	440,507
Mitsubishi Heavy Industries, Ltd.	1,352	32,914
NEC Corp.	6	184
Nitto Denko Corp.	8	176
ORIX Corp.	1,866	73,402
Osaka Gas Co., Ltd.	835	30,091
Panasonic Holdings Corp.	8,100	228,068
Recruit Holdings Co., Ltd.	14,057	1,602,806
Ryohin Keikaku Co., Ltd.	7	190
Secom Co., Ltd.	23	935
Sompo Holdings, Inc.	5	214
Subaru Corp.	10	167
Sumitomo Corp.#	286	3,207
TDK Corp.	10	193
Tokyo Electron, Ltd.	200	70,660
Tokyo Gas Co., Ltd.	4,700	181,998
Toray Industries, Inc.	10,256	82,658
Toyota Tsusho Corp.	6,600	308,950
		8,077,034
Luxembourg — 0.0%
Spotify Technology SA†	70	38,054
Tenaris SA	9	250
		38,304
Malaysia — 0.0%
Petronas Dagangan Bhd	6,664	33,566
Tenaga Nasional Bhd	8,418	29,627
		63,193
Mexico — 0.1%
America Movil SAB de CV	119,591	137,981
Fibra Uno Administracion SA de CV	17,481	30,074
Prologis Property Mexico SA de CV	32	146
Promotora y Operadora de Infraestructura SAB de CV	3,675	56,585
		224,786
Netherlands — 0.5%
AerCap Holdings NV	2,315	337,851
ASML Holding NV	272	458,684
Koninklijke Ahold Delhaize NV	13,843	492,831
Wolters Kluwer NV	384	31,597
		1,320,963
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,300	34,150

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 0.1%
Equinor ASA	7,913	$338,242
Yara International ASA	3	147
		338,389
Philippines — 0.0%
International Container Terminal Services, Inc.	2,015	28,539
Poland — 0.5%
Orlen SA	26,735	1,106,419
PGE Polska Grupa Energetyczna SA†	10,233	30,481
		1,136,900
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	25,419
Russia — 0.0%
GMK Norilskiy Nickel PAO†(1)(2)	56,300	0
Saudi Arabia — 0.5%
Jarir Marketing Co.	15,734	71,994
Saudi Arabian Oil Co.*	4,130	28,666
Saudi Energy Co.	245,726	1,143,353
		1,244,013
Singapore — 0.2%
Singapore Exchange, Ltd.	36	722
Singapore Technologies Engineering, Ltd.	25,935	220,155
Yangzijiang Shipbuilding Holdings, Ltd.	41,357	157,476
		378,353
South Africa — 0.5%
Gold Fields, Ltd.	4,205	193,361
Harmony Gold Mining Co., Ltd.	1,895	36,883
MTN Group, Ltd.	3,930	46,124
Sasol, Ltd.†	76,562	927,088
		1,203,456
South Korea — 3.5%
Hana Financial Group, Inc.	2	199
Hyundai Glovis Co., Ltd.	218	33,052
Kia Corp.	2,019	193,255
Korea Shipbuilding & Offshore Engineering Co., Ltd.	149	37,941
LG Uplus Corp.	2,865	31,380
Samsung Electronics Co., Ltd.	15,521	2,948,605
Samsung Electronics Co., Ltd. (Preference Shares)	12,475	1,699,976
Shinhan Financial Group Co., Ltd.	1,045	83,151
SK hynix, Inc.	2,146	2,624,875
SK Square Co., Ltd.	1,105	837,268
Woori Financial Group, Inc.	7	173
		8,489,875
Spain — 0.8%
Acciona SA	1	244
ACS Actividades de Construccion y Servicios SA	2	237
Aena SME SA*	4,447	136,470
Banco Bilbao Vizcaya Argentaria SA	13,293	386,475
Banco Santander SA	3,850	56,633
CaixaBank SA	11	168
Endesa SA	8,344	408,032
Iberdrola SA	4,854	113,214
International Consolidated Airlines Group SA	20,161	117,324
Naturgy Energy Group SA	2,308	78,978
Repsol SA	17,665	559,137
		1,856,912
Security Description	Shares or Principal Amount	Value

Sweden — 0.4%
Atlas Copco AB, Class B	1,631	$30,380
Industrivarden AB, Class A	10,169	577,057
Investor AB, Class B	768	33,125
Sandvik AB	781	31,346
Telefonaktiebolaget LM Ericsson, Class B	16,759	169,241
Volvo AB, Class B	5	181
		841,330
Switzerland — 1.5%
ABB, Ltd.	4,887	477,606
Coca-Cola HBC AG	486	30,091
Garmin, Ltd.	1	284
Holcim AG	325	28,562
Novartis AG	8,257	1,259,056
Roche Holding AG	3,976	1,735,304
Roche Holding AG (BR)	40	17,834
		3,548,737
Taiwan — 1.9%
ASE Technology Holding Co., Ltd.	26	479
Evergreen Marine Corp. Taiwan, Ltd.	11,771	86,644
Hon Hai Precision Industry Co., Ltd.	3,000	23,643
International Games System Co., Ltd.	3,141	72,282
Novatek Microelectronics Corp.	11	187
Taiwan Semiconductor Manufacturing Co., Ltd.	56,244	4,264,133
United Microelectronics Corp.	20,461	83,206
		4,530,574
Thailand — 0.0%
Advanced Info Service PCL	14	150
PTT Exploration & Production PCL	13,699	61,348
		61,498
Turkey — 0.0%
Turk Hava Yollari AO	9,103	57,012
Turkcell Iletisim Hizmetleri AS	11,985	23,605
		80,617
United Arab Emirates — 0.6%
Emaar Development PJSC	375,740	1,305,338
Emaar Properties PJSC	29,216	85,907
Emirates NBD Bank PJSC	20	165
		1,391,410
United Kingdom — 2.2%
3i Group PLC	15,480	590,845
Anglogold Ashanti PLC	2	224
Barclays PLC	62,992	421,757
Centrica PLC	80,675	169,898
Compass Group PLC	872	26,639
Endeavour Mining PLC	3,094	194,404
Fresnillo PLC	5	213
GSK PLC	49,148	1,235,051
HSBC Holdings PLC	15,337	316,869
Kingfisher PLC	29,108	123,960
National Grid PLC	1,749	27,689
NatWest Group PLC	113,226	1,039,418
Next PLC	1,939	406,686
RELX PLC	1,751	63,366
Rolls-Royce Holdings PLC	21,115	435,603
Sage Group PLC	2,518	37,202
Standard Chartered PLC	8	235

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	1,638	$106,134
Vodafone Group PLC	39,161	62,885
		5,259,078
United States — 35.5%
AbbVie, Inc.	7,146	1,832,377
Adobe, Inc.†	6,367	1,864,194
Allstate Corp.	5,821	1,500,654
Alphabet, Inc., Class A	11,489	3,898,792
Alphabet, Inc., Class C	8,146	2,732,250
Altria Group, Inc.	20,017	1,370,764
Amazon.com, Inc.†	11,913	3,094,640
American Express Co.	628	207,347
American Tower Corp.	425	74,672
Ameriprise Financial, Inc.	64	35,399
Amgen, Inc.	2,455	1,055,355
Amphenol Corp., Class A	411	65,164
Apple, Inc.	20,400	6,463,740
Applied Materials, Inc.	685	313,997
AppLovin Corp., Class A†	2,069	645,652
Archer-Daniels-Midland Co.	911	74,055
Arista Networks, Inc.†	1	196
AT&T, Inc.	1,527	39,534
Automatic Data Processing, Inc.	1	286
Bank of America Corp.	1,255	77,735
Bank of New York Mellon Corp.	8,699	1,402,975
Becton Dickinson & Co.	486	91,421
Best Buy Co., Inc.	1,683	134,892
Booking Holdings, Inc.	7,413	1,475,854
Bristol-Myers Squibb Co.	6,486	433,330
Broadcom, Inc.	4,612	1,708,008
Builders FirstSource, Inc.†	990	65,736
Cardinal Health, Inc.	684	160,480
Caterpillar, Inc.	900	717,723
Centene Corp.†	4,488	288,758
CF Industries Holdings, Inc.	10,916	1,419,407
Cigna Group	769	212,306
Cintas Corp.	3,511	708,485
Cisco Systems, Inc.	579	63,974
Citigroup, Inc.	239	31,457
Coca-Cola Co.	1,367	121,212
Cognizant Technology Solutions Corp., Class A	20,304	1,311,232
Colgate-Palmolive Co.	9,878	887,242
Comcast Corp., Class A	20,940	557,423
Comfort Systems USA, Inc.	15	23,184
Corpay, Inc.†	41	16,576
Cummins, Inc.	43	24,269
CVS Health Corp.	700	65,737
Deckers Outdoor Corp.†	1,771	154,219
Devon Energy Corp.	1,694	82,176
eBay, Inc.	1,303	134,939
Elevance Health, Inc.	74	29,048
Eli Lilly & Co.	44	50,896
EOG Resources, Inc.	560	81,178
Equity LifeStyle Properties, Inc.	448	28,426
Expedia Group, Inc.	2,758	874,617
Fair Isaac Corp.†	224	256,975
Fastenal Co.	2,541	125,297
FedEx Corp.	180	58,932
Fedex Freight Holding Co., Inc.†	90	12,037
Fortinet, Inc.†	7,177	1,226,765
Fox Corp., Class A	423	28,489
Security Description	Shares or Principal Amount	Value

United States (continued)
Gaming & Leisure Properties, Inc.	4,301	$180,943
GE Vernova, Inc.	28	25,159
General Dynamics Corp.	1,752	650,605
General Electric Co.	1	336
General Motors Co.	17,160	1,481,251
Gilead Sciences, Inc.	3,688	539,702
GoDaddy, Inc., Class A†	837	81,926
Goldman Sachs Group, Inc.	32	32,829
Hartford Insurance Group, Inc.	525	72,124
HCA Healthcare, Inc.	1,713	709,953
Hewlett Packard Enterprise Co.	6	313
Howmet Aerospace, Inc.	1,137	278,508
Hubbell, Inc.	184	83,352
IDEXX Laboratories, Inc.†	1,633	909,075
Illinois Tool Works, Inc.	572	157,512
Incyte Corp.†	1,122	138,253
International Business Machines Corp.	1	234
Intuit, Inc.	2,721	977,655
JB Hunt Transport Services, Inc.	265	70,350
Johnson & Johnson	1,893	503,254
Kimberly-Clark Corp.#	292	31,521
KLA Corp.	2,012	353,005
Kroger Co.	9,038	520,047
Lam Research Corp.	5,529	1,666,938
Las Vegas Sands Corp.	584	25,585
Leidos Holdings, Inc.	1	140
Lennox International, Inc.	91	34,820
Lockheed Martin Corp.	1,635	917,611
Lululemon Athletica, Inc.†	405	48,705
Masco Corp.	218	15,731
Mastercard, Inc., Class A	2,614	1,540,456
Merck & Co., Inc.	304	44,919
Meta Platforms, Inc., Class A	4,240	2,426,722
Micron Technology, Inc.	3,289	3,153,263
Microsoft Corp.	11,644	5,906,885
Molina Healthcare, Inc.†	1	199
Monster Beverage Corp.†	2,208	101,391
Moody's Corp.	2,097	1,058,230
Morgan Stanley	1,049	223,773
NetApp, Inc.	1	185
Netflix, Inc.†	958	77,646
Neurocrine Biosciences, Inc.†	1	154
Newmont Corp.	252	31,767
NVIDIA Corp.	39,679	8,760,330
NVR, Inc.†	3	18,946
Old Dominion Freight Line, Inc.	341	68,186
Oracle Corp.	163	24,307
O'Reilly Automotive, Inc.†	2	178
Packaging Corp. of America	1	234
Palantir Technologies, Inc., Class A†	238	44,358
Parker-Hannifin Corp.	44	43,095
PepsiCo, Inc.	207	29,050
Procter & Gamble Co.	382	55,436
Progressive Corp.	216	47,105
Public Storage	634	194,632
PulteGroup, Inc.	237	29,938
QUALCOMM, Inc.	3,954	674,078
Regeneron Pharmaceuticals, Inc.	42	33,561
ResMed, Inc.	579	139,018
Ross Stores, Inc.	432	98,729
Royal Caribbean Cruises, Ltd.	1	269
RTX Corp.	1	208
Salesforce, Inc.	176	45,327

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc.	976	$207,224
Solventum Corp.†	2	182
Southern Copper Corp.	387	80,746
State Street Corp.	3,888	744,085
Stryker Corp.	1	324
Synchrony Financial	19,342	1,490,881
T. Rowe Price Group, Inc.	3,438	382,581
Tapestry, Inc.	3,335	411,506
Targa Resources Corp.	1	294
Target Corp.	248	39,898
Teradyne, Inc.	84	29,386
Tesla, Inc.†	901	331,523
TJX Cos., Inc.	3,886	520,374
T-Mobile US, Inc.	1	180
Uber Technologies, Inc.†	434	32,832
Ulta Beauty, Inc.†	701	376,507
Union Pacific Corp.	210	63,141
United Therapeutics Corp.†	558	284,792
Veeva Systems, Inc., Class A†	1	286
VeriSign, Inc.	594	171,238
Verisk Analytics, Inc.	1	194
Verizon Communications, Inc.	20,494	1,025,110
Versant Media Group, Inc.	2,052	84,378
Vertiv Holdings Co., Class A	334	86,412
VICI Properties, Inc.	15,809	405,501
Visa, Inc., Class A	3,343	1,268,234
Vivmark Residential	2	130
Walmart, Inc.	10,526	1,103,862
Walt Disney Co.	424	45,601
Western Digital Corp.	62	27,934
Williams-Sonoma, Inc.	290	66,192
WW Grainger, Inc.	48	62,856
Yum! Brands, Inc.	1,014	155,456
Zoom Communications, Inc.†	4,607	445,405
		85,737,735
Total Common Stocks (cost $107,232,844)		148,938,801
CORPORATE BONDS & NOTES — 15.4%
Argentina — 0.4%
Pluspetrol SA
8.13%, 05/18/2031*	$180,000	185,213
YPF Energia Electrica SA
7.88%, 10/16/2032*	198,000	202,893
YPF SA
6.95%, 07/21/2027*	320,000	321,763
8.25%, 01/17/2034*	370,000	384,490
		1,094,359
Bermuda — 0.2%
Geopark, Ltd.
8.75%, 01/31/2030*	510,000	524,581
Brazil — 0.2%
Samarco Mineracao SA
9.50%, 06/30/2031*(3)	225,534	227,724
Vale Overseas, Ltd.
6.40%, 06/28/2054#	270,000	266,355
		494,079
Canada — 0.6%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	180,676	179,437
Security Description	Shares or Principal Amount	Value

Canada (continued)
ERO Copper Corp.
6.50%, 02/15/2030*#	$355,000	$354,576
Saturn Oil & Gas, Inc.
8.50%, 07/30/2031*	170,000	176,496
Teine Energy, Ltd.
6.88%, 04/15/2029*	575,000	574,736
Trekor Metals, Ltd.
8.25%, 05/01/2030*	160,000	167,052
		1,452,297
Cayman Islands — 0.7%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	407,605
5.31%, 10/20/2031*	415,000	402,325
Avilease Capital, Ltd.
5.50%, 06/30/2031*#	200,000	198,993
Azorra Finance, Ltd.
6.25%, 02/15/2034*	190,000	187,621
Banco Mercantil del Norte SA
8.00%, 01/24/2033*(4)	470,000	470,470
		1,667,014
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	330,605
8.88%, 01/13/2033	200,000	216,501
		547,106
Free of Tax — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*#	100,000	85,870
Ireland — 0.4%
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	300,000	292,913
Flutter Treasury DAC
5.88%, 06/04/2031*	710,000	697,733
		990,646
Luxembourg — 0.2%
Adecoagro SA
7.50%, 07/29/2032*	90,000	88,071
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	320,000	317,216
		405,287
Mexico — 0.6%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)	400,000	399,051
Esentia Energy Development SAB de CV
6.13%, 07/30/2033*	200,000	197,080
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*	200,000	203,720
Petroleos Mexicanos
5.35%, 02/12/2028	430,000	431,073
Trust 2401
7.70%, 01/23/2032*	200,000	212,504
		1,443,428
Netherlands — 0.2%
Yinson Boronia Production BV
8.95%, 07/31/2042*	364,845	401,948

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		$1,457,038	$1,370,344
Peru — 0.3%
Banco de Credito del Peru S.A.
5.65%, 01/15/2037*		250,000	248,625
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045*	PEN	500,000	157,341
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	228,470
			634,436
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	894,765
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	339,005
Avianca Midco 2 PLC
9.50%, 01/28/2031*		200,000	187,880
10.25%, 01/07/2032*		200,000	188,250
NFE Brazil Financing, Ltd.
12.00%, 06/19/2029*(3)		398,473	346,671
			1,061,806
United States — 10.0%
Allegiant Travel Co.
7.13%, 07/01/2031*		300,000	302,737
American Express Co.
3.55%, 09/15/2026(4)		290,000	289,649
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033*		130,000	133,163
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,532,105
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 07/01/2034*		90,000	88,313
Ares Capital Corp.
2.88%, 06/15/2028		980,000	941,183
Bank of New York Mellon Corp.
3.75%, 12/20/2026(4)		275,000	273,776
Blackstone Secured Lending Fund
2.85%, 09/30/2028		983,000	930,940
Block, Inc.
6.00%, 08/15/2033*		210,000	209,618
Blue Owl Capital Corp
2.63%, 01/15/2027		1,095,000	1,085,281
Blue Owl Finance LLC
3.13%, 06/10/2031#		1,027,000	903,418
Blue Owl Technology Finance Corp.
6.50%, 10/15/2029		60,000	59,490
Burford Capital Global Finance LLC
7.50%, 07/15/2033*#		200,000	176,900
8.50%, 01/15/2034*#		200,000	181,400
Capital One Financial Corp.
3.95%, 09/01/2026#(4)		840,000	840,000
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048		320,000	259,711
Citadel Finance LLC
5.90%, 02/10/2030*		1,000,000	1,003,759
Citigroup, Inc.
4.15%, 11/15/2026(4)		260,000	259,341
Security Description	Shares or Principal Amount	Value

United States (continued)
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	$218,000	$219,911
7.63%, 01/15/2034*	642,000	655,053
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*#	310,000	237,437
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	396,247
CrossCountry Intermediate HoldCo. LLC
7.75%, 08/15/2031*	110,000	110,136
Deluxe Corp.
8.13%, 09/15/2029*	380,000	394,902
Dream Finders Homes, Inc.
6.88%, 09/15/2030*	36,000	35,239
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	921,376
Enova International, Inc.
9.13%, 08/01/2029*	220,000	230,040
First Citizens BancShares, Inc.
4.87%, 03/03/2032	300,000	289,044
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	328,961
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	180,860
Fulton Financial Corp.
5.95%, 05/15/2036	390,000	386,332
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	162,606
Goldman Sachs Private Credit Corp.
5.05%, 02/23/2028	270,000	268,686
Golub Capital Private Credit Fund
5.88%, 05/01/2030	380,000	373,279
Gray Media, Inc.
4.75%, 10/15/2030*	270,000	222,208
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	483,530
Infinity Natural Resources LLC
7.63%, 04/01/2031*	130,000	131,723
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	390,000	369,295
JH North America Holdings, Inc.
6.13%, 07/31/2032*	150,000	151,320
Kraken Oil & Gas Partners LLC
7.13%, 05/15/2031*	170,000	170,185
7.63%, 08/15/2029*	350,000	357,598
Level 3 Financing, Inc.
8.50%, 01/15/2036*	110,000	115,022
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/2034*	90,000	91,019
MasTec, Inc.
4.50%, 08/15/2028*	303,000	299,351
Mativ Holdings, Inc.
8.00%, 10/01/2029*	230,000	235,635
Millrose Properties, Inc.
6.38%, 08/01/2030*	270,000	273,756
Murphy Oil Corp.
6.50%, 02/15/2034	348,000	346,891
NextEra Energy Capital Holdings, Inc.
3.80%, 03/15/2082	63,000	62,341
NFE Financial Holding LLC
12.00%, 11/15/2029*(5)	1,362,400	410,423

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	$90,000	$92,843
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	405,420
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/2034*	70,000	71,980
9.88%, 03/15/2030*	120,000	128,157
PNC Financial Services Group, Inc.
3.40%, 09/15/2026(4)	165,000	164,811
5.00%, 11/01/2026(4)	180,000	179,593
QTS Central Issuer LLC/QTS TRS Central Issuer LLC
6.63%, 09/01/2031*	50,000	49,285
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036*	620,000	561,022
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	113,391
6.40%, 04/15/2033	110,000	114,227
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	579,954
5.88%, 08/01/2032*	200,000	197,857
Sempra
4.13%, 04/01/2052	910,000	902,906
SierraCol Energy Andina LLC
6.00%, 06/15/2028*	200,000	195,534
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	190,000	174,421
Synchrony Bank
5.63%, 08/23/2027	380,000	383,763
Talos Production, Inc.
8.00%, 07/15/2034*	230,000	237,844
US Bancorp
3.70%, 01/15/2027#(4)	390,000	386,906
Venture Global LNG, Inc.
9.00%, 09/30/2029*(4)	460,000	466,307
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	221,087
8.00%, 10/15/2026*(4)	185,000	185,172
		24,193,670
Total Corporate Bonds & Notes (cost $38,338,014)		37,261,636
CONVERTIBLE BONDS & NOTES — 0.3%
Australia — 0.1%
IREN, Ltd.
Zero Coupon, 07/01/2031*	395,000	289,338
United States — 0.2%
Global Payments, Inc.
1.50%, 03/01/2031	365,000	339,632
Total Convertible Bonds & Notes (cost $680,824)		628,970
ASSET BACKED SECURITIES — 3.5%
Cayman Islands — 0.6%
Ares LXXV CLO, Ltd. FRS
Series 2024-75A, Class C 5.60%, (TSFR3M+1.85%), 01/15/2037*	475,000	475,298
Dryden 93 CLO, Ltd. FRS
Series 2021-93A, Class D1R 6.75%, (TSFR3M+3.00%), 01/15/2038*	470,000	472,139
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Morgan Stanley Eaton Vance CLO, Ltd. FRS
Series 2021-1A, Class D1R 6.65%, (TSFR3M+2.90%), 10/23/2037*	$590,000	$592,758
		1,540,195
United States — 2.9%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A, Class B 6.51%, 05/20/2055*	1,110,000	1,118,094
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	1,200,000	1,153,006
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class C 7.83%, 08/20/2055*	160,000	161,990
Point Broadband Funding LLC
Series 2026-1A, Class A2 6.00%, 08/20/2056*	330,000	329,776
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	720,000	709,187
RNL PH Owner LLC
Series 2026-1A, Class A 4.91%, 03/20/2056*	250,000	241,930
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2 5.10%, 09/15/2054*	1,440,000	1,409,350
Zayo Issuer LLC
Series 2025-3A, Class A2 5.57%, 10/20/2055*	180,000	175,945
Series 2025-1A, Class B 6.09%, 03/20/2055*	410,000	408,681
Series 2025-2A, Class B 6.59%, 06/20/2055*	1,205,000	1,215,125
		6,923,084
Total Asset Backed Securities (cost $8,578,550)		8,463,279
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Cayman Islands — 0.3%
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.09%, (TSFR1M+1.45%), 06/18/2043*	750,000	751,405
United States — 5.3%
CONE Commercial Mtg. Trust VRS
Series 2026-DFW3, Class A 5.75%, 05/15/2043*(6)	580,000	571,242
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.44%, (SOFR30A+1.80%), 01/25/2044*	710,000	713,330
Series 2023-R07, Class 2M2 6.89%, (SOFR30A+3.25%), 09/25/2043*	550,000	564,437
Series 2023-R02, Class 1M2 6.99%, (SOFR30A+3.35%), 01/25/2043*	1,080,000	1,111,629
Series 2022-R06, Class 1M2 7.49%, (SOFR30A+3.85%), 05/25/2042*	860,000	875,592
Series 2023-R03, Class 2M2 7.54%, (SOFR30A+3.90%), 04/25/2043*	420,000	436,015
Series 2022-R04, Class 1B1 8.89%, (SOFR30A+5.25%), 03/25/2042*	680,000	695,317

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-HQA3, Class M1B 7.19%, (SOFR30A+3.55%), 08/25/2042*		$820,000	$840,246
Series 2022-DNA3, Class M2 7.99%, (SOFR30A+4.35%), 04/25/2042*		360,000	367,237
Series 2022-DNA4, Class M2 8.89%, (SOFR30A+5.25%), 05/25/2042*		780,000	802,638
Series 2022-HQA1, Class B1 10.64%, (SOFR30A+7.00%), 03/25/2042*		710,000	732,635
Federal National Mtg, Assoc. Multifamily Connecticut Avenue Securities Trust FRS
Series 2019-01, Class M10 7.01%, (SOFR30A+3.36%), 10/25/2049*		579,769	584,715
MF1 LLC FRS
Series 2025-FL19, Class A 5.13%, (TSFR1M+1.49%), 05/18/2042*		430,000	430,940
Series 2025-FL17, Class D 6.38%, (TSFR1M+2.74%), 02/18/2040*		1,246,000	1,242,886
PMT Loan Trust FRS
Series 2026-INV8, Class A35 5.60%, (SOFR30A+1.95%), 08/25/2057*		1,250,000	1,249,956
Sequoia Mtg. Trust FRS
Series 2026-INV4, Class A26F 5.49%, (SOFR30A+1.85%), 09/25/2056*		950,000	949,954
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class E 6.98%, (TSFR1M+3.34%), 02/15/2042*		500,000	494,687
			12,663,456
Total Collateralized Mortgage Obligations (cost $13,631,583)			13,414,861
FOREIGN GOVERNMENT OBLIGATIONS — 7.9%
Argentina — 1.2%
Argentine Republic Government International Bond
1.75%, 07/09/2030(7)		880,000	762,520
4.13%, 07/09/2035(7)		2,620,000	1,979,410
Provincia de Entre Rios Argentina
9.55%, 03/04/2033*		140,000	136,381
			2,878,311
Brazil — 1.7%
Brazil Notas do Tesouro Nacional Serie F
Series F 10.00%, 01/01/2033	BRL	19,660,000	3,181,645
10.00%, 01/01/2035	BRL	6,190,000	964,887
			4,146,532
Chile — 0.5%
Chile Government International Bond
2.75%, 01/31/2027		1,326,000	1,313,403
Colombia — 1.9%
Colombian TES
11.50%, 07/25/2046	COP	14,530,000,000	4,117,881
13.25%, 02/09/2033	COP	1,190,000,000	377,910
			4,495,791
Ecuador — 0.2%
Ecuador Government International Bond
8.75%, 01/29/2034*		400,000	399,000
Security Description		Shares or Principal Amount	Value

Egypt — 0.2%
Egypt Government International Bond
7.63%, 05/29/2032*		$260,000	$266,097
9.45%, 02/04/2033*		200,000	220,479
			486,576
Mexico — 2.2%
Mexican Bonos
7.50%, 05/26/2033	MXN	25,400,000	1,385,874
8.00%, 07/31/2053	MXN	82,700,000	4,047,064
			5,432,938
Total Foreign Government Obligations (cost $18,276,624)			19,152,551
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.#†(1) Expires 03/31/2040 (cost $0)		100	0
Total Long-Term Investment Securities (cost $186,738,439)			227,860,098
SHORT-TERM INVESTMENTS — 6.4%
Sovereign — 2.2%
Canadian Treasury Bill 2.21%, 10/07/2026	CAD	4,350,000	3,131,422
Egypt Treasury Bills 22.13%, 11/10/2026	EGP	116,200,000	2,186,858
			5,318,280
Unaffiliated Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(8)		8,864,861	8,864,861
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(8)(9)		1,271,805	1,271,805
			10,136,666
Total Short-Term Investments (cost $15,443,485)			15,454,946
TOTAL INVESTMENTS (cost $202,181,924)		100.7%	243,315,044
Other assets less liabilities		(0.7)	(1,767,450)
NET ASSETS		100.0%	$241,547,594

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$45,948,135 representing 19.0% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GMK Norilskiy Nickel PAO	01/30/20, 04/24/20, 12/11/20	56,300	$158,889	$0	$0.00	0.0%

(3)	Security currently paying interest/dividends in the form of additional securities.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Security in default
(6)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2026.
(8)	The rate shown is the 7-day yield as of August 31, 2026.
(9)
At August 31, 2026, the Fund had loaned securities with a total value of $3,318,037.
This was secured by collateral of $1,271,805, which was received in cash and subsequently invested in short-term investments currently valued at $1,271,805 as reported in the Portfolio of Investments. Additional collateral of $2,134,016 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Bills	0.00%	09/22/2026 to 02/11/2027	$1,883
United States Treasury Notes/Bonds	0.13% to 5.25%	10/15/2026 to 08/15/2056	2,132,133

ADR—American Depositary Receipt
BR—Bearer Shares
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	0.83	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(6,227)	$11,822	$5,595

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

USD—United States Dollar

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	S&P 500 E-Mini Index	September 2026	$5,659,036	$5,774,250	$115,214
23	Short	U.S. Treasury 10 Year Notes	December 2026	2,496,546	2,476,094	20,452
						$135,666

						Unrealized (Depreciation)
52	Long	U.S. Treasury Ultra 10 Year Notes	December 2026	$5,735,460	$5,689,938	$(45,522)
106	Long	U.S. Treasury Ultra Bonds	December 2026	11,788,704	11,663,313	(125,391)
						$(170,913)
		Net Unrealized Appreciation (Depreciation)				$(35,247)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	5,390,000	USD	3,850,451	10/15/2026	$—	$(46,365)
	MXN	92,500,000	USD	5,361,822	11/09/2026	—	(51,346)
						—	(97,711)
HSBC Bank PLC	BRL	10,230,000	USD	1,938,491	10/22/2026	—	(15,153)
	CLP	1,990,000,000	USD	2,147,057	09/08/2026	14,907	—
	GBP	120,000	USD	161,420	10/22/2026	—	(1,194)
	USD	924,497	CAD	1,290,000	10/15/2026	8,136	—
	USD	2,223,911	CLP	1,990,000,000	09/08/2026	—	(91,760)
	USD	1,508,562	EGP	78,400,000	10/27/2026	—	(6,390)
	USD	666,082	EGP	38,000,000	12/01/2026	51,531	—
						74,574	(114,497)
JPMorgan Chase Bank, N.A.	COP	8,350,000,000	USD	2,626,483	10/28/2026	64,915	—
Unrealized Appreciation (Depreciation)						$139,489	$(212,208)

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar

Industry Allocation*
Semiconductors	12.7%
Foreign Government Obligations	7.9
Banks	6.8
Internet	6.7
Short-Term Investments	6.4
Collateralized Mortgage Obligations	5.6
Diversified Financial Services	5.1
Software	4.3
Oil & Gas	4.2
Computers	4.0
Pharmaceuticals	3.8
Other Asset Backed Securities	3.5
Investment Companies	3.0
Electric	2.2
Commercial Services	2.0
Insurance	1.8

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Retail	1.7%
Aerospace/Defense	1.5
Mining	1.3
Chemicals	1.1
Telecommunications	0.9
Auto Manufacturers	0.9
Airlines	0.9
Biotechnology	0.8
Food	0.8
REITS	0.8
Pipelines	0.7
Iron/Steel	0.7
Engineering & Construction	0.7
Agriculture	0.7
Transportation	0.6
Real Estate	0.6
Building Materials	0.6
Health Care-Services	0.5
Electrical Components & Equipment	0.5
Health Care-Products	0.5
Private Equity	0.5
Media	0.4
Cosmetics/Personal Care	0.4
Machinery-Construction & Mining	0.3
Entertainment	0.3
Apparel	0.3
Beverages	0.3
Distribution/Wholesale	0.2
Oil & Gas Services	0.2
Machinery-Diversified	0.1
Electronics	0.1
Water	0.1
Gas	0.1
Home Furnishings	0.1
Holding Companies-Diversified	0.1
Energy-Alternate Sources	0.1
Miscellaneous Manufacturing	0.1
Shipbuilding	0.1
Auto Parts & Equipment	0.1
100.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Malaysia	$—	$63,193	$—	$63,193
Philippines	—	28,539	—	28,539
Russia	—	—	0	0
Switzerland	3,518,646	30,091	—	3,548,737
United Kingdom	224	5,258,854	—	5,259,078
Other Countries	140,039,254	—	—	140,039,254
Corporate Bonds & Notes	—	37,261,636	—	37,261,636
Convertible Bonds & Notes	—	628,970	—	628,970
Asset Backed Securities	—	8,463,279	—	8,463,279
Collateralized Mortgage Obligations	—	13,414,861	—	13,414,861
Foreign Government Obligations	—	19,152,551	—	19,152,551
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	5,318,280	—	5,318,280
Other Short-Term Investments	10,136,666	—	—	10,136,666
Total Investments at Value	$153,694,790	$89,620,254	$0	$243,315,044
Other Financial Instruments:†
Swaps	$—	$11,822	$—	$11,822
Futures Contracts	135,666	—	—	135,666
Forward Foreign Currency Contracts	—	139,489	—	139,489
Total Other Financial Instruments	$135,666	$151,311	$—	$286,977
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$170,913	$—	$—	$170,913
Forward Foreign Currency Contracts	—	212,208	—	212,208
Total Other Financial Instruments	$170,913	$212,208	$—	$383,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.1%
Banks — 3.4%
AIB Group PLC
6.61%, 09/13/2029*	$500,000	$515,515
Bank of America Corp.
5.29%, 04/25/2034	835,000	830,918
Citigroup, Inc.
4.50%, 09/11/2031	400,000	390,275
Goldman Sachs Group, Inc.
4.37%, 10/21/2031	400,000	386,670
4.52%, 01/21/2032	385,000	372,941
HSBC Holdings PLC
4.62%, 11/06/2031	500,000	488,327
4.71%, 05/12/2030	490,000	485,097
Morgan Stanley
4.36%, 10/22/2031	400,000	386,874
5.17%, 07/14/2032	125,000	124,068
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	1,135,000	1,103,645
Santander UK Group Holdings PLC
5.69%, 04/15/2031	500,000	506,028
Wells Fargo & Co.
4.08%, 09/15/2029	400,000	394,086
4.18%, 01/23/2030	405,000	398,403
5.15%, 04/23/2031	400,000	400,711
		6,783,558
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/2028	500,000	493,760
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	880,000	891,627
		1,385,387
Electric — 0.2%
Pacific Gas & Electric Co.
6.10%, 01/15/2029	400,000	409,225
Internet — 0.1%
Beignet Investor LLC
6.58%, 05/30/2049*	230,000	220,342
Pipelines — 0.1%
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	300,000	308,627
Telecommunications — 0.6%
AT&T, Inc.
4.70%, 08/15/2030	400,000	395,631
T-Mobile USA, Inc.
3.88%, 04/15/2030	750,000	720,818
		1,116,449
Total Corporate Bonds & Notes (cost $10,448,236)		10,223,588
ASSET BACKED SECURITIES — 10.1%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2026-3, Class B 4.83%, 03/10/2031*	170,000	169,700
Series 2024-1, Class D 5.86%, 05/13/2030*	290,000	291,807
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class B 4.56%, 02/17/2032	192,000	191,390
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CPS Auto Receivables Trust
Series 2026-C, Class C 5.05%, 10/15/2032*	$253,000	$252,168
Credit Acceptance Auto Loan Trust
Series 2026-1A, Class B 4.96%, 06/16/2036*	210,000	207,868
Exeter Automobile Receivables Trust
Series 2025-3A, Class C 5.09%, 10/15/2031	400,000	401,091
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	880,303	881,089
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	892,791	893,693
GLS Auto Select Receivables Trust
Series 2024-1A, Class C 5.69%, 03/15/2030*	270,000	272,995
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	312,475	304,447
Octane Receivables Trust
Series 2026-RVM1, Class B 5.18%, 06/20/2047*	291,000	290,731
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class A 4.49%, 12/14/2033*	550,000	542,635
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	615,000	615,416
		5,315,030
Commercial and Residential — 0.2%
Towd Point Mtg. Trust
Series 2026-CES3, Class A1 5.30%, 06/20/2066*	293,324	291,751
Series 2026-FIX2, Class A1A 5.31%, 04/25/2066*	187,203	185,480
		477,231
Home Equity — 2.7%
BRAVO Residential Funding Trust
Series 2026-CES1, Class A1A 5.25%, 04/25/2056*	247,365	245,130
COOPR Residential Mtg. Trust
Series 2025-CES3, Class A1A 4.84%, 09/25/2060*	252,525	248,299
FIGRE Trust VRS
Series 2025-HE3, Class A 5.56%, 05/25/2055*(1)	463,769	461,324
FIX Six Trust VRS
Series 2026-PF1, Class A 5.76%, 08/25/2056*(1)	161,731	161,176
GS Mtg.-Backed Securities Trust
Series 2026-CES1, Class A1 4.90%, 05/25/2056*	285,399	281,641
Series 2026-CES2, Class A1A 5.23%, 06/25/2056*	174,175	172,409
Series 2026-CES3, Class A1A 5.36%, 09/25/2056*	240,781	238,938
JP Morgan Mtg. Trust
Series 2026-CES1, Class A1A 4.91%, 06/25/2056*	174,708	172,242

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
RCKT Mtg. Trust
Series 2026-CES2, Class A1A 4.76%, 02/25/2056*	$476,162	$468,390
Series 2026-CES1, Class A1A 4.83%, 01/25/2056*	388,997	383,064
Series 2025-CES10, Class A1A 4.89%, 11/25/2055*	546,592	540,067
Series 2025-CES12, Class A1A 5.03%, 11/25/2055*	688,238	680,846
Series 2026-CES4, Class A1A 5.12%, 04/25/2056*	392,772	389,084
Series 2026-CES5, Class A1A 5.25%, 05/25/2056*	251,908	249,822
Series 2026-CES7, Class A1A 5.41%, 07/01/2056*	474,900	471,842
Tricon Trust FRS
Series 2026-SFR2, Class A 4.94%, (TSFR1M+1.30%), 06/17/2043*	303,000	303,288
		5,467,562
Other Asset Backed Securities — 4.5%
AMSR Trust
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	284,053
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	1,003,662
Series 2026-SFR1, Class A 3.78%, 04/17/2043*	390,000	365,074
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	990,339	988,031
Aqua Finance Trust
Series 2024-A, Class A 4.81%, 04/18/2050*	210,314	206,769
Bridge Trust
Series 2025-SFR1, Class A 4.05%, 09/17/2042*	852,315	809,202
Foundation Finance Trust
Series 2026-1A, Class A 4.98%, 02/17/2053*	162,958	162,044
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A2 4.59%, 12/27/2060*	170,000	167,601
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	156,528	155,158
Series 2025-2A, Class A 4.54%, 05/25/2044*	251,720	249,878
Lendmark Funding Trust
Series 2025-3A, Class A 4.51%, 05/21/2035*	545,000	535,311
Mariner Finance issuance Trust
Series 2024-BA, Class A 4.91%, 11/20/2038*	200,000	197,880
Mariner Finance Issuance Trust
Series 2026-AA, Class A 5.01%, 05/20/2039*	331,000	329,189
Series 2025-AA, Class C 5.69%, 05/20/2038*	253,000	253,240
MVW LLC
Series 2025-2A, Class A 4.48%, 10/20/2044*	404,912	398,272
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2026-1A, Class B 5.20%, 07/14/2039*	$308,000	$306,055
Progress Residential Trust
Series 2026-SFR3, Class A 4.00%, 07/17/2043*	270,000	254,840
Series 2026-SFR2, Class A 4.24%, 05/17/2043*	256,000	244,655
Reach ABS Trust
Series 2026-2A, Class B 4.81%, 02/15/2035*	196,000	195,427
Republic Finance Issuance Trust
Series 2026-A, Class B 5.15%, 06/20/2039*	300,000	295,619
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 4.33%, 06/20/2036*	990,000	975,290
Sierra Timeshare Receivables Funding LLC
Series 2026-2A, Class B 5.19%, 05/20/2043*	169,045	168,639
UPG HI 2026-1 Issuer Trust
Series 2026-1, Class A 5.03%, 02/25/2048*	175,135	174,006
Upstart Securitization Trust 2026-2
Series 2026-2, Class A2 4.54%, 05/20/2036*	325,000	324,464
		9,044,359
Total Asset Backed Securities (cost $20,468,569)		20,304,182
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%
Commercial and Residential — 3.2%
BANK
Series 2020-BNK26, Class A4 2.40%, 03/15/2063	500,000	454,961
Bayview Opportunity Master Fund VII Trust
Series 2026-1, Class A1A 5.52%, 07/25/2056*	258,223	256,756
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,144,505
EFMT VRS
Series 2026-AE5, Class A5 5.50%, 08/25/2061*(1)	219,490	219,121
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,086,638
GS Mtg.-Backed Securities Corp. Trust VRS
Series 2021-PJ5, Class A6 2.50%, 10/25/2051*(1)	434,433	403,244
IRV Trust VRS
Series 2025-200P, Class A 5.47%, 03/14/2047*(1)	750,000	741,783
PMT Loan Trust VRS
Series 2026-INV7, Class A8 5.50%, 07/25/2057*(1)	219,002	218,005
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	695,246	675,504
PSA Trust VRS
Series 2026-STOR, Class A 5.55%, 08/15/2043*(1)	120,000	120,126

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	$1,000,000	$883,234
Towd Point Mtg. Trust VRS
Series 2026-MF1, Class A1 5.40%, 09/25/2066*(1)	177,000	179,525
		6,383,402
U.S. Government Agency — 13.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K145, Class A2 2.58%, 05/25/2032	430,000	382,258
Series K146, Class A2 2.92%, 06/25/2032	705,000	637,770
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,005,924
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,588,215
Series 4594, Class GN 2.50%, 02/15/2045	213,703	197,450
Series 4097, Class YK 3.00%, 08/15/2032	1,625,039	1,560,569
Series 4150, Class IG 3.00%, 01/15/2033(2)	403,486	17,031
Series 4838, Class CY 3.00%, 01/15/2038	970,770	890,362
Series 4365, Class HZ 3.00%, 01/15/2040	287,010	264,975
Series 4057, Class WY 3.50%, 06/15/2027	60,771	60,484
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.75%, (6.39%-SOFR30A), 05/15/2042(2)(3)	110,975	10,524
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	388,973	334,339
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	182,235	163,135
Series 445 Class HA 4.25%, 05/25/2031	1,244,420	1,225,359
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	530,598	523,616
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	9,646	9,390
Series 2020-12, Class JC 2.00%, 03/25/2050	534,396	440,248
Series 2013-23, Class KJ 2.25%, 05/25/2042	361,502	336,283
Series 2013-73, Class TD 2.50%, 09/25/2042	113,320	108,321
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	862,655
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,554,956	1,405,877
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-25, Class LA 3.00%, 07/25/2045	$156,483	$145,658
Series 2016-33, Class JA 3.00%, 07/25/2045	145,885	136,344
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,729,830
Series 2016-38, Class NA 3.00%, 01/25/2046	292,402	269,114
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	756,336
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	241,090
Series 2007-116, Class PB 5.50%, 08/25/2035	14,379	14,488
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	857,460
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	45,636	7,244
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,478,530	1,047,352
Series 2024-164, Class AO Zero Coupon, 10/20/2054(4)	859,211	659,463
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	380,346
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,184,651
Series 2004-18, Class Z 4.50%, 03/16/2034	51,583	50,904
Series 2008-6, Class GL 4.50%, 02/20/2038	254,366	248,323
Series 2024-159, Class PA 4.50%, 10/20/2054	3,568,588	3,414,672
Series 2005-21, Class Z 5.00%, 03/20/2035	112,238	111,664
Government National Mtg. Assoc. REMIC FRS
Series 2024-164, Class SM 1.86%, (5.50%-SOFR30A), 10/20/2054(2)(3)	2,315,156	119,403
Series 2022-190, Class SA 1.96%, (5.60%-SOFR30A), 11/20/2052(2)(3)	2,352,549	127,070
Series 2024-114, Class SA 2.36%, (6.00%-SOFR30A), 07/20/2054(2)(3)	1,367,978	97,417
Series 2022-140, Class SA 2.41%, (6.05%-SOFR30A), 08/20/2052(2)(3)	1,736,864	146,188
Series 2025-100, Class JS 5.94%, (15.95%-SOFR30A), 06/20/2055(3)	1,303,204	1,175,643
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MAU 3.25%, 11/25/2064	1,234,544	1,115,392
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,307,806	1,097,184
		27,158,021
Total Collateralized Mortgage Obligations (cost $35,686,065)		33,541,423
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 65.0%
U.S. Government — 38.2%
United States Treasury Bonds
1.38%, 08/15/2050	1,180,000	550,682
1.88%, 02/15/2041	1,800,000	1,212,609
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,339,844

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.88%, 08/15/2045	$1,000,000	$713,828
3.00%, 02/15/2048	750,000	529,717
3.13%, 02/15/2043	2,000,000	1,546,563
3.25%, 05/15/2042	500,000	398,652
3.75%, 08/15/2041 to 11/15/2043	5,684,000	4,855,285
3.88%, 08/15/2040	2,105,000	1,869,256
4.63%, 11/15/2045 to 02/15/2046	1,255,000	1,161,378
4.75%, 02/15/2056	335,000	310,189
4.88%, 08/15/2045	365,000	349,202
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2035 to 02/15/2039	12,494,000	7,818,015
United States Treasury Notes
3.25%, 06/30/2029	1,000,000	969,531
3.38%, 05/15/2033	1,250,000	1,161,914
3.50%, 11/15/2028 to 02/28/2031	9,633,000	9,319,147
3.50%, 01/15/2029#	400,000	392,125
3.50%, 02/15/2029(5)	2,240,000	2,194,063
3.63%, 08/31/2029 to 03/31/2030	3,554,000	3,465,466
3.63%, 12/31/2030#	2,423,500	2,342,370
3.75%, 02/28/2033#	6,200,000	5,911,070
3.88%, 12/31/2032 to 08/15/2034#	3,793,000	3,638,626
4.00%, 03/31/2030 to 11/15/2035	9,973,000	9,610,568
4.00%, 02/15/2034#	2,250,000	2,159,297
4.13%, 02/29/2032	2,585,000	2,534,108
4.13%, 02/15/2036#	2,590,000	2,470,617
4.25%, 03/31/2033	1,475,000	1,446,479
4.25%, 08/15/2035#	1,000,000	966,289
4.50%, 11/15/2033#	2,000,000	1,984,297
4.63%, 05/31/2031 to 08/15/2036	2,520,000	2,510,431
		76,731,618
U.S. Government Agency — 26.8%
Federal Farm Credit Banks Funding Corp.
3.33%, 04/28/2037	500,000	433,207
4.25%, 07/17/2028	500,000	499,333
Federal Home Loan Bank
3.13%, 06/11/2027	2,000,000	1,984,725
4.38%, 09/08/2028	500,000	500,082
Federal Home Loan Mtg. Corp.
3.50%, 06/01/2033	225,036	217,214
3.70%, 05/01/2037	2,955,738	2,669,621
5.00%, 04/01/2041 to 01/01/2056	3,275,003	3,195,064
5.50%, 02/01/2053 to 05/01/2056	6,707,118	6,668,289
6.00%, 11/01/2033 to 05/01/2056	3,329,314	3,383,882
6.50%, 02/01/2032 to 05/01/2056	2,613,050	2,706,547
8.00%, 08/01/2030	28	29
Federal National Mtg. Assoc.
5.50%, 02/01/2056	874,650	867,603
6.00%, 02/01/2056	548,874	560,936
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	562,456
2.00%, 02/01/2052	410,421	320,480
2.04%, 06/01/2037	235,082	182,086
2.14%, 10/01/2029	963,549	896,145
2.31%, 05/01/2037	926,927	742,030
2.50%, 11/01/2035	214,326	198,050
2.53%, 04/01/2034	2,500,000	2,132,366
2.55%, 09/01/2034	689,790	589,623
3.43%, 05/01/2032	2,000,000	1,865,046
3.50%, 08/01/2051	535,486	479,093
4.33%, 10/01/2037	1,000,000	936,607
5.00%, 03/01/2056	1,619,565	1,571,875
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, 12/01/2033 to 06/01/2056	$8,282,174	$8,231,083
6.00%, 03/01/2055 to 07/01/2056	4,157,103	4,227,089
6.50%, 07/01/2032 to 04/01/2056	444,155	460,593
7.00%, 04/01/2056	104,722	110,154
Government National Mtg. Assoc.
2.50%, 08/20/2053	505,333	423,871
3.50%, 08/20/2051 to 09/20/2051	1,638,707	1,414,154
4.00%, 04/20/2053	786,134	718,854
4.50%, 03/15/2038 to 08/15/2040	202,674	196,221
5.00%, 09/15/2035 to 05/15/2036	16,228	16,118
6.00%, 01/15/2032	1,784	1,795
7.50%, 01/15/2031	1,348	1,366
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/2030	4,500,000	3,822,955
Uniform Mtg. Backed Securities
2.00%, September 30 TBA	280,000	218,346
		54,004,988
Total U.S. Government & Agency Obligations (cost $139,205,305)		130,736,606
Total Long-Term Investment Securities (cost $205,808,175)		194,805,799
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $5,789,414 and collateralized by $5,928,500 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $5,905,051 (cost $5,789,243)	5,789,243	5,789,243
TOTAL INVESTMENTS (cost $211,597,418)	99.8%	200,595,042
Other assets less liabilities	0.2	410,357
NET ASSETS	100.0%	$201,005,399

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was $24,464,021 representing 12.2% of net assets.

#
The security or a portion thereof is out on loan.
At August 31, 2026, the Fund had loaned securities with a total value of $19,943,219.
This was secured by collateral of $20,379,497 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Mtg. Corp.	0.01% to 7.00%	09/01/2026 to 09/25/2056	$5,480,336
Federal National Mtg. Assoc.	0.01% to 7.00%	12/01/2026 to 09/25/2056	2,696,620
Government National Mtg. Assoc.	2.00% to 7.50%	01/20/2027 to 04/20/2053	33,408
United States Treasury Notes/Bonds	0.00% to 5.00%	08/31/2028 to 02/15/2055	12,169,133

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	Interest Only

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2026.
(4)	Principal Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
83	Short	U.S. Treasury 10 Year Notes	December 2026	$9,006,662	$8,935,468	$71,194
102	Short	U.S. Treasury Ultra 10 Year Notes	December 2026	11,220,632	11,161,032	59,600
						$130,794

						Unrealized (Depreciation)
73	Long	U.S. Treasury 2 Year Notes	December 2026	$15,024,928	$14,982,110	$(42,818)
12	Long	U.S. Treasury Long Bonds	December 2026	1,305,677	1,303,500	(2,177)
110	Long	U.S. Treasury Ultra Bonds	December 2026	12,119,163	12,103,437	(15,726)
						$(60,721)
		Net Unrealized Appreciation (Depreciation)				$70,073

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,223,588	$—	$10,223,588
Asset Backed Securities	—	20,304,182	—	20,304,182
Collateralized Mortgage Obligations	—	33,541,423	—	33,541,423
U.S. Government & Agency Obligations	—	130,736,606	—	130,736,606
Repurchase Agreements	—	5,789,243	—	5,789,243
Total Investments at Value	$—	$200,595,042	$—	$200,595,042
Other Financial Instruments:†
Futures Contracts	$130,794	$—	$—	$130,794
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$60,721	$—	$—	$60,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.8%
Advertising — 0.0%
Trade Desk, Inc., Class A†	1,383	$18,975
Aerospace/Defense — 3.1%
ATI, Inc.†	1,480	302,216
Boeing Co.†	5,405	1,123,051
Curtiss-Wright Corp.	213	124,079
FTAI Aviation, Ltd.	1,100	209,110
General Electric Co.	11,341	3,807,287
HEICO Corp.	484	160,277
HEICO Corp., Class A	813	198,510
Hexcel Corp.	151	13,993
Howmet Aerospace, Inc.	116,718	28,590,074
Karman Holdings, Inc.†	657	27,233
Kratos Defense & Security Solutions, Inc.†	43	2,192
Lockheed Martin Corp.	2,230	1,251,543
Rocket Lab Corp.†	5,870	375,210
TransDigm Group, Inc.†	10,374	12,155,631
		48,340,406
Airlines — 0.0%
Alaska Air Group, Inc.†	76	3,141
American Airlines Group, Inc.†	7,407	99,476
Delta Air Lines, Inc.	456	35,568
Southwest Airlines Co.	504	19,419
United Airlines Holdings, Inc.†	218	23,542
		181,146
Apparel — 0.0%
Deckers Outdoor Corp.†	126	10,972
On Holding AG, Class A†	2,420	68,970
Ralph Lauren Corp.	270	93,663
Tapestry, Inc.	2,217	273,556
		447,161
Auto Manufacturers — 0.8%
Cummins, Inc.	681	384,357
Rivian Automotive, Inc., Class A†	1,340	21,520
Tesla, Inc.†	32,077	11,802,732
		12,208,609
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	121	15,211
Banks — 0.1%
Bank of America Corp.	4,935	305,674
Bank of New York Mellon Corp.	485	78,221
Citigroup, Inc.	2,920	384,330
Northern Trust Corp.	107	19,855
NU Holdings, Ltd., Class A†	38,020	553,191
Pinnacle Financial Partners, Inc.	111	11,097
Popular, Inc.	37	6,223
Western Alliance Bancorp	196	15,313
		1,373,904
Beverages — 0.1%
Celsius Holdings, Inc.†	2,009	63,183
Coca-Cola Co.	4,862	431,113
Coca-Cola Consolidated, Inc.	49	9,583
Monster Beverage Corp.†	7,030	322,818
PepsiCo, Inc.	1,755	246,297
		1,072,994
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc.†	1,441	346,834
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Amgen, Inc.	4,186	$1,799,478
Arrowhead Pharmaceuticals, Inc.†	965	79,506
Axsome Therapeutics, Inc.†	490	97,275
Bridgebio Pharma, Inc.†	1,679	128,594
Exelixis, Inc.†	722	39,450
Halozyme Therapeutics, Inc.†	1,259	134,071
Insmed, Inc.†	2,311	281,526
Ionis Pharmaceuticals, Inc.†	1,774	107,079
Revolution Medicines, Inc.†	2,111	433,958
Summit Therapeutics, Inc.†	1,729	23,549
		3,471,320
Building Materials — 0.1%
AAON, Inc.	783	59,484
Armstrong World Industries, Inc.	146	25,197
Carlisle Cos., Inc.	27	9,358
Johnson Controls International PLC	445	61,517
Lennox International, Inc.	105	40,177
Modine Manufacturing Co.†	590	105,274
Trane Technologies PLC	2,423	1,076,781
		1,377,788
Chemicals — 0.0%
Sherwin-Williams Co.	661	223,954
Solstice Advanced Materials, Inc.	1,806	114,482
		338,436
Commercial Services — 2.1%
Affirm Holdings, Inc.†	3,033	225,807
Automatic Data Processing, Inc.	1,628	465,869
Avis Budget Group, Inc.#†	56	8,259
Booz Allen Hamilton Holding Corp.	304	22,998
Cintas Corp.	3,759	758,529
Corpay, Inc.†	268	108,352
Grand Canyon Education, Inc.†	61	9,036
H&R Block, Inc.	120	6,198
Moody's Corp.	767	387,059
Morningstar, Inc.	14	3,065
Paylocity Holding Corp.†	34	5,447
Quanta Services, Inc.	48,970	29,729,197
Rollins, Inc.	3,374	121,700
Shift4 Payments, Inc., Class A#†	241	10,190
Toast, Inc., Class A†	5,201	177,302
UL Solutions, Inc., Class A	302	22,505
United Rentals, Inc.	153	158,814
Valvoline, Inc.†	1,239	39,722
WEX, Inc.†	13	2,478
		32,262,527
Computers — 8.2%
Apple, Inc.	257,844	81,697,871
Crowdstrike Holdings, Inc., Class A†	11,051	2,552,781
Dell Technologies, Inc., Class C	51,995	23,710,240
Everpure, Inc., Class A†	2,916	271,042
ExlService Holdings, Inc.†	259	9,863
Fortinet, Inc.†	6,640	1,134,975
Gartner, Inc.†	734	145,413
Lumentum Holdings, Inc.†	779	712,598
NetApp, Inc.	791	146,564
Rubrik, Inc., Class A†	1,093	101,693
Sandisk Corp.†	6,548	10,258,752
Super Micro Computer, Inc.†	594	22,144

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Western Digital Corp.	14,713	$6,628,942
Zscaler, Inc.†	1,143	215,324
		127,608,202
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	3,768	338,442
Estee Lauder Cos., Inc., Class A	501	51,252
		389,694
Distribution/Wholesale — 0.1%
Fastenal Co.	10,286	507,203
WW Grainger, Inc.	407	532,962
		1,040,165
Diversified Financial Services — 4.0%
Ally Financial, Inc.	269	11,354
American Express Co.	1,695	559,638
Ameriprise Financial, Inc.	87	48,121
Ares Management Corp., Class A	2,201	315,117
Brookfield Asset Management, Ltd., Class A#	3,801	195,752
Charles Schwab Corp.	1,391	152,760
Figure Technology Solutions, Inc., Class A†	755	27,701
Freedom Holding Corp.#†	141	24,676
Interactive Brokers Group, Inc., Class A	261,145	25,406,797
Lazard, Inc.	45	1,945
LPL Financial Holdings, Inc.	324	119,924
Mastercard, Inc., Class A	8,870	5,227,180
SoFi Technologies, Inc.#†	1,596	28,536
Tradeweb Markets, Inc., Class A	34	3,662
UWM Holdings Corp.#	159	231
Visa, Inc., Class A	80,295	30,461,514
		62,584,908
Electric — 0.1%
Constellation Energy Corp.	243	66,769
NRG Energy, Inc.	2,275	250,523
Talen Energy Corp.†	358	105,882
Vistra Corp.	3,685	506,209
		929,383
Electrical Components & Equipment — 1.7%
Eaton Corp. PLC	65,535	26,337,206
Powell Industries, Inc.	328	58,951
		26,396,157
Electronics — 2.9%
Advanced Energy Industries, Inc.	406	112,405
Amphenol Corp., Class A	166,329	26,371,463
Applied Optoelectronics, Inc.#†	876	94,337
Coherent Corp.†	418	116,133
Flex, Ltd.†	160,519	17,536,701
Jabil, Inc.	1,135	346,470
Keysight Technologies, Inc.†	1,069	344,966
nVent Electric PLC	744	112,158
Sanmina Corp.†	186	36,590
TTM Technologies, Inc.†	998	118,682
Vicor Corp.†	280	52,550
Woodward, Inc.	646	219,524
		45,461,979
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	60	$12,114
Solv Energy, Inc., Class A†	446	11,382
		23,496
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	382	590,427
Dycom Industries, Inc.†	134	39,022
EMCOR Group, Inc.	487	357,721
Everus Construction Group, Inc.†	498	57,335
IES Holdings, Inc.#†	198	59,994
MasTec, Inc.†	666	159,693
Sterling Infrastructure, Inc.†	340	159,824
		1,424,016
Entertainment — 0.0%
Churchill Downs, Inc.	116	10,148
DraftKings, Inc., Class A†	5,366	130,340
Live Nation Entertainment, Inc.†	1,754	315,527
Madison Square Garden Sports Corp.†	98	37,704
TKO Group Holdings, Inc.	261	47,661
Vail Resorts, Inc.#	298	40,799
		582,179
Environmental Control — 0.0%
Clean Harbors, Inc.†	108	34,047
Waste Management, Inc.	1,090	238,623
		272,670
Food — 0.0%
Hershey Co.	173	30,485
Sysco Corp.	2,454	198,970
		229,455
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	143	40,216
Health Care-Products — 0.2%
Caris Life Sciences, Inc.†	1,276	32,525
Guardant Health, Inc.†	1,216	193,368
IDEXX Laboratories, Inc.†	734	408,610
Insulet Corp.†	772	114,766
Intuitive Surgical, Inc.†	3,882	1,462,971
Natera, Inc.†	1,509	485,838
Penumbra, Inc.†	425	137,317
Tempus AI, Inc., Class A#†	1,236	77,930
		2,913,325
Health Care-Services — 0.0%
Centene Corp.†	450	28,953
DaVita, Inc.†	19	3,344
Medpace Holdings, Inc.†	246	146,122
		178,419
Home Builders — 0.0%
NVR, Inc.†	12	75,783
Home Furnishings — 0.0%
SharkNinja, Inc.†	117	22,521
Somnigroup International, Inc.	383	24,799
		47,320
Household Products/Wares — 0.0%
Kimberly-Clark Corp.#	1,205	130,080

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 0.0%
Equitable Holdings, Inc.	1,719	$86,173
Ryan Specialty Holdings, Inc.#	187	7,888
		94,061
Internet — 15.9%
Airbnb, Inc., Class A†	4,554	834,384
Alphabet, Inc., Class A	228,509	77,544,529
Alphabet, Inc., Class C	106,723	35,795,961
Amazon.com, Inc.†	212,448	55,187,617
AppLovin Corp., Class A†	2,619	817,285
Booking Holdings, Inc.	8,480	1,688,283
Chewy, Inc., Class A†	2,459	58,524
Coupang, Inc.†	13,464	216,232
DoorDash, Inc., Class A†	4,089	947,585
eBay, Inc.	1,102	114,123
Etsy, Inc.†	492	40,014
Expedia Group, Inc.	1,252	397,034
Gen Digital, Inc.	411	12,741
GoDaddy, Inc., Class A†	1,475	144,373
Lyft, Inc., Class A#†	237	4,005
Maplebear, Inc.†	811	40,972
Meta Platforms, Inc., Class A	59,544	34,079,413
Netflix, Inc.†	46,070	3,733,974
Palo Alto Networks, Inc.†	88,451	33,799,781
Reddit, Inc., Class A†	1,439	212,699
Robinhood Markets, Inc., Class A†	6,992	732,832
Roku, Inc.†	1,323	207,618
Spotify Technology SA†	1,744	948,073
Uber Technologies, Inc.†	2,193	165,901
		247,723,953
Investment Companies — 0.0%
IREN, Ltd.#†	450	16,702
Terawulf, Inc.#†	4,103	62,078
		78,780
Iron/Steel — 0.0%
Carpenter Technology Corp.	529	252,026
Steel Dynamics, Inc.	98	22,797
		274,823
Leisure Time — 0.0%
Amer Sports, Inc.†	328	10,020
Planet Fitness, Inc., Class A†	875	45,150
Royal Caribbean Cruises, Ltd.	1,559	418,966
Viking Holdings, Ltd.†	1,891	162,891
		637,027
Lodging — 0.1%
Choice Hotels International, Inc.#	316	32,662
Hilton Worldwide Holdings, Inc.	2,462	778,681
Hyatt Hotels Corp., Class A#	423	70,628
Las Vegas Sands Corp.	3,131	137,169
Marriott International, Inc., Class A	1,792	612,434
Travel & Leisure Co.	135	9,283
Wyndham Hotels & Resorts, Inc.	724	53,330
Wynn Resorts, Ltd.	732	66,817
		1,761,004
Machinery-Construction & Mining — 2.3%
Bloom Energy Corp., Class A†	2,953	609,204
BWX Technologies, Inc.	985	150,006
Caterpillar, Inc.	40,164	32,029,585
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Forgent Power Solutions, Inc., Class A†	1,887	$57,629
GE Vernova, Inc.	2,952	2,652,460
Vertiv Holdings Co., Class A	4,215	1,090,505
		36,589,389
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	1,008	427,825
Media — 1.2%
EchoStar Corp., Class A†	1,347	116,435
Space Exploration Technologies Corp., Class A†	125,473	18,029,215
		18,145,650
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	53	26,196
Mining — 3.8%
Almonty Industries, Inc.†	2,340	41,652
Anglogold Ashanti PLC	5,044	566,542
Aura Minerals, Inc.	461	38,531
Freeport-McMoRan, Inc.	319,465	24,196,279
Southern Copper Corp.	243	50,730
Wheaton Precious Metals Corp.	232,845	35,120,011
		60,013,745
Miscellaneous Manufacturing — 0.1%
3M Co.	826	141,932
Axon Enterprise, Inc.†	858	486,108
Fabrinet†	382	157,739
Illinois Tool Works, Inc.	911	250,862
		1,036,641
Oil & Gas — 1.7%
Marathon Petroleum Corp.	69,532	25,957,686
Matador Resources Co.	16	928
Permian Resources Corp., Class A	1,098	25,572
Phillips 66	279	68,796
Texas Pacific Land Corp.	641	239,952
Valero Energy Corp.	403	144,645
		26,437,579
Oil & Gas Services — 0.0%
TechnipFMC PLC	1,770	138,325
Pharmaceuticals — 3.2%
AbbVie, Inc.	1,557	399,246
Ascendis Pharma A/S†	534	140,463
Cardinal Health, Inc.	1,168	274,036
Cencora, Inc.	2,053	664,351
Corcept Therapeutics, Inc.†	992	112,443
Dexcom, Inc.†	4,207	383,090
Eli Lilly & Co.	39,593	45,798,411
Madrigal Pharmaceuticals, Inc.†	203	109,626
McKesson Corp.	1,260	1,115,503
Neurocrine Biosciences, Inc.†	950	146,329
Zoetis, Inc.	3,622	279,256
		49,422,754
Pipelines — 0.1%
Cheniere Energy, Inc.	160	46,670
Targa Resources Corp.	2,332	684,792
		731,462

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.1%
Blackstone, Inc.	6,498	$930,773
KKR & Co., Inc.	1,601	175,662
		1,106,435
Real Estate — 0.0%
CBRE Group, Inc., Class A†	313	45,639
CoStar Group, Inc.†	374	11,994
Jones Lang LaSalle, Inc.†	27	9,878
		67,511
REITS — 3.3%
American Tower Corp.	3,308	581,216
Equinix, Inc.	25,920	27,130,982
Lamar Advertising Co., Class A	217	32,335
Public Storage	196	60,170
Simon Property Group, Inc.	3,528	749,065
Welltower, Inc.	96,340	22,759,362
		51,313,130
Retail — 2.0%
AutoZone, Inc.†	25	74,781
Burlington Stores, Inc.†	681	176,897
Carvana Co.†	7,559	555,284
Casey's General Stores, Inc.	357	268,539
Cava Group, Inc.†	1,126	74,035
Chipotle Mexican Grill, Inc.†	13,950	530,519
Costco Wholesale Corp.	2,131	2,011,430
Darden Restaurants, Inc.	1,231	263,754
Domino's Pizza, Inc.	18	6,157
Dutch Bros, Inc., Class A†	1,313	64,153
Ferguson Enterprises, Inc.	94	21,104
Five Below, Inc.†	246	60,723
Home Depot, Inc.	8,107	2,657,718
Murphy USA, Inc.	178	91,739
Restaurant Brands International, Inc.#	2,083	162,224
Ross Stores, Inc.	3,036	693,847
Starbucks Corp.	6,910	734,187
Texas Roadhouse, Inc.	238	46,553
TJX Cos., Inc.	5,581	747,352
Ulta Beauty, Inc.†	98	52,636
Walmart, Inc.	203,444	21,335,172
Williams-Sonoma, Inc.	149	34,009
Wingstop, Inc.	301	32,953
Yum! Brands, Inc.	937	143,651
		30,839,417
Semiconductors — 26.8%
Advanced Micro Devices, Inc.†	74,429	35,035,219
Allegro MicroSystems, Inc.†	1,407	51,004
Analog Devices, Inc.	363	131,457
Applied Materials, Inc.	57,618	26,411,515
Astera Labs, Inc.†	1,676	497,738
Broadcom, Inc.	153,000	56,662,020
Credo Technology Group Holding, Ltd.†	1,802	407,594
Entegris, Inc.	265	35,852
FormFactor, Inc.†	881	88,637
KLA Corp.	14,345	2,516,830
Lam Research Corp.	94,022	28,346,693
Lattice Semiconductor Corp.†	1,464	168,858
MACOM Technology Solutions Holdings, Inc.†	715	188,638
Marvell Technology, Inc.	9,602	2,032,359
Microchip Technology, Inc.	5,895	432,988
Micron Technology, Inc.	54,318	52,076,296
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MKS, Inc.	65	$16,656
Monolithic Power Systems, Inc.	519	657,973
NVIDIA Corp.	948,769	209,469,220
ON Semiconductor Corp.†	234	17,337
Onto Innovation, Inc.†	109	29,126
Rambus, Inc.†	1,220	105,762
Semtech Corp.†	1,052	139,874
SiTime Corp.†	252	142,486
Teradyne, Inc.	1,722	602,407
Texas Instruments, Inc.	9,972	2,601,794
		418,866,333
Software — 10.1%
Adobe, Inc.†	3,105	909,113
Appfolio, Inc., Class A†	227	53,166
Atlassian Corp., Class A†	1,878	364,651
Autodesk, Inc.†	2,314	598,239
Bentley Systems, Inc., Class B	374	13,745
Cadence Design Systems, Inc.†	3,017	1,022,099
Cloudflare, Inc., Class A†	3,456	1,054,460
CoreWeave, Inc., Class A†	3,784	321,224
Datadog, Inc., Class A†	62,966	14,925,461
DigitalOcean Holdings, Inc.†	920	101,835
DocuSign, Inc.†	138	9,145
Dynatrace, Inc.†	594	32,427
Elastic NV†	528	51,506
Fair Isaac Corp.†	202	231,736
Guidewire Software, Inc.†	503	102,989
HubSpot, Inc.†	498	130,157
Intuit, Inc.	930	334,149
Manhattan Associates, Inc.†	639	142,618
Microsoft Corp.	195,491	99,170,629
MongoDB, Inc.†	774	350,908
MSCI, Inc.	42	23,967
Oracle Corp.	18,810	2,804,947
Palantir Technologies, Inc., Class A†	102,205	19,048,968
Pegasystems, Inc.	427	15,718
Planet Labs PBC†	3,167	62,865
Procore Technologies, Inc.†	1,282	80,407
RingCentral, Inc., Class A	88	6,127
ROBLOX Corp., Class A†	7,045	290,888
Samsara, Inc., Class A†	3,718	151,880
SentinelOne, Inc., Class A†	2,385	52,709
ServiceNow, Inc.†	11,274	1,668,439
Snowflake, Inc.†	36,654	12,148,235
Take-Two Interactive Software, Inc.†	2,001	439,620
Twilio, Inc., Class A†	222	52,310
Workday, Inc., Class A†	176	34,751
		156,802,088
Telecommunications — 0.3%
Arista Networks, Inc.†	11,497	2,249,848
AST SpaceMobile, Inc.#†	2,727	161,166
Ciena Corp.†	1,546	591,809
Corning, Inc.	8,700	1,293,951
Globalstar, Inc.†	585	47,707
Iridium Communications, Inc.	331	15,550
Motorola Solutions, Inc.	687	333,401
Ubiquiti, Inc.	39	23,011
Viavi Solutions, Inc.†	2,625	95,261
		4,811,704
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	398	37,452

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.0%
C.H. Robinson Worldwide, Inc.	1,156	$173,007
Landstar System, Inc.	125	22,579
Old Dominion Freight Line, Inc.	439	87,782
Union Pacific Corp.	456	137,105
XPO, Inc.†	1,241	240,742
		661,215
Total Common Stocks (cost $1,106,535,560)		1,479,480,423
CONVERTIBLE PREFERRED STOCKS — 5.0%
Applications Software — 0.5%
Anthropic PCB Series H†(1)(2)	10,544	8,217,045
Internet — 1.1%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	17,023,117
Software — 3.4%
Databricks, Inc. Series D †(1)(2)	163,280	41,309,840
Databricks, Inc. Series J†(1)(2)	48,194	12,193,082
		53,502,922
Total Convertible Preferred Stocks (cost $31,018,821)		78,743,084
Total Long-Term Investment Securities (cost $1,137,554,381)		1,558,223,507
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 3.64%(3)	1,615,485	1,615,485
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	1,582,966	1,582,966
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4)	89,341	89,341
Total Short-Term Investments (cost $3,287,792)		3,287,792
TOTAL INVESTMENTS (cost $1,140,842,173)	100.0%	1,561,511,299
Other assets less liabilities	(0.0)	(717,097)
NET ASSETS	100.0%	$1,560,794,202

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Anthropic PCB Series H	05/28/26	10,544	$6,210,516	$8,217,045	$779.31	0.5%
ByteDance, Ltd. Series E-1	12/10/20	47,885	5,246,960	17,023,117	355.50	1.1
Databricks, Inc. Series D	03/27/25	163,280	15,103,400	41,309,840	253.00	2.6
Databricks, Inc. Series J	01/21/25	48,194	4,457,945	12,193,082	253.00	0.8
				$78,743,084		5.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $1,032,298.
This was secured by collateral of $89,341, which was received in cash and subsequently invested in short-term investments currently valued at $89,341 as reported in the
Portfolio of Investments. Additional collateral of $979,301 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$980
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	15,408
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	962,913

PBC—Public Benefit Corporation
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	E-Mini Russell 1000 Index	September 2026	$1,729,422	$1,732,955	$3,533

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,479,480,423	$—	$—	$1,479,480,423
Convertible Preferred Stocks	—	—	78,743,084	78,743,084
Short-Term Investments	3,287,792	—	—	3,287,792
Total Investments at Value	$1,482,768,215	$—	$78,743,084	$1,561,511,299
Other Financial Instruments:†
Futures Contracts	$3,533	$—	$—	$3,533

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Convertible Preferred Securities
Balance as of May 31, 2026	$62,416,806
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	16,326,278
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2026	$78,743,084
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2026 includes:
Convertible Preferred Securities
$16,326,278
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2026.
Description	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$53,502,922	Market Approach	Transaction Price*	$253.00000
	$17,023,117	Market Approach	Transaction Price*	$355.50000
	$8,217,045	Market Approach	Revenue Multiple*	55.00x
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 91.5%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$1,281,000	$1,321,057
7.50%, 03/15/2033*	701,000	738,819
Lamar Media Corp.
3.75%, 02/15/2028	450,000	441,148
5.38%, 11/01/2033*	748,000	727,793
		3,228,817
Aerospace/Defense — 1.0%
TransDigm, Inc.
4.88%, 05/01/2029	125,000	123,135
6.00%, 01/15/2033*	203,000	203,296
6.13%, 07/31/2034*	770,000	761,125
6.25%, 01/31/2034*	195,000	197,171
6.38%, 05/31/2033*	315,000	315,856
6.75%, 08/15/2028*	540,000	543,430
6.75%, 01/31/2034*	957,000	972,216
7.13%, 12/01/2031*	391,000	404,074
		3,520,303
Airlines — 0.7%
Alaska Airlines, Inc.
6.50%, 06/01/2031*	1,979,000	1,974,071
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*#	400,000	343,481
		2,317,552
Apparel — 1.1%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,845,940	1,981,344
Wolverine World Wide, Inc.
4.00%, 08/15/2029*	1,845,000	1,754,843
		3,736,187
Auto Manufacturers — 0.5%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,220,000	1,206,015
7.75%, 07/17/2032*	450,000	466,902
		1,672,917
Auto Parts & Equipment — 1.9%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	900,000	900,966
7.75%, 10/15/2033*	900,000	904,237
Clarios Global LP/Clarios US Finance Co.
6.75%, 09/15/2032*	1,001,000	1,019,729
Forvia SE
6.75%, 09/15/2033*#	835,000	836,570
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	600,000	573,190
5.25%, 04/30/2031	400,000	359,530
8.88%, 07/15/2032#	1,175,000	1,198,410
ZF North America Capital, Inc.
7.13%, 04/14/2030*	700,000	712,670
7.50%, 03/24/2031*	400,000	410,207
		6,915,509
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	1,500,000	1,466,043
Security Description		Shares or Principal Amount	Value

Biotechnology (continued)
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*		$1,415,000	$1,435,919
7.25%, 12/15/2033*		200,000	208,373
			3,110,335
Building Materials — 2.5%
Builders FirstSource, Inc.
4.25%, 02/01/2032*		323,000	296,886
5.00%, 03/01/2030*		2,044,000	1,992,665
6.75%, 05/15/2035*		561,000	560,914
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*#		1,386,000	1,217,987
12.75%, 01/15/2031*(1)		903,041	596,476
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*		1,400,000	1,427,766
6.75%, 07/15/2031*		700,000	721,462
Standard Building Solutions, Inc.
6.50%, 08/15/2032*		686,000	689,611
Standard Industries, Inc.
4.38%, 07/15/2030*		1,438,000	1,367,044
			8,870,811
Chemicals — 2.5%
Bond US Bidco. 1, Inc./Bidco. 2/Bidco. 3/German Bidco. 1 GmbH/German Bidco. 2
7.13%, 06/15/2033*		625,000	635,224
Celanese US Holdings LLC
6.75%, 04/15/2033		500,000	508,966
7.00%, 02/15/2031		500,000	513,937
7.38%, 02/15/2034#		500,000	517,972
7.70%, 11/15/2033		500,000	533,892
Olympus Water US Holding Corp.
6.13%, 02/15/2033*	EUR	469,000	540,614
6.25%, 10/01/2029*#		567,000	562,814
7.25%, 06/15/2031*		400,000	406,570
7.25%, 02/15/2033*		1,770,000	1,772,074
Qnity Electronics, Inc.
5.75%, 08/15/2032*		864,000	858,461
6.25%, 08/15/2033*		494,000	497,260
Tronox, Inc.
4.63%, 03/15/2029*#		1,200,000	804,170
9.13%, 09/30/2030*#		879,000	880,676
			9,032,630
Commercial Services — 4.8%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		1,804,000	1,876,144
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 06/15/2030*		470,000	480,968
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	932,000	1,249,973
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*#		500,000	491,342
8.00%, 02/15/2031*		335,000	339,539
8.38%, 06/15/2032*#		1,901,000	1,937,924
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	873,332
Block, Inc.
5.63%, 08/15/2030*		708,000	709,032
6.00%, 08/15/2033*		374,000	373,320
6.50%, 05/15/2032		700,000	710,719

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Carrix, Inc.
6.13%, 08/01/2033*	$1,535,000	$1,533,687
CompoSecure Holdings LLC
5.63%, 02/01/2033*	1,800,000	1,743,750
Garda World Security Corp.
8.25%, 08/01/2032*	1,241,000	1,268,864
8.38%, 11/15/2032*	1,063,000	1,087,012
Service Corp. International
3.38%, 08/15/2030	1,454,000	1,349,441
5.75%, 10/15/2032	314,000	313,900
United Rentals North America, Inc.
3.75%, 01/15/2032	788,000	722,578
		17,061,525
Computers — 2.3%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	1,882,000	1,940,146
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,630,000	1,666,180
Insight Enterprises, Inc.
6.63%, 05/15/2032*	2,210,000	2,242,849
McAfee Corp.
7.38%, 02/15/2030*	2,500,000	2,261,167
		8,110,342
Distribution/Wholesale — 0.8%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	1,362,000	1,363,449
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,448,000	1,507,510
		2,870,959
Diversified Financial Services — 7.0%
Credit Acceptance Corp.
6.63%, 03/15/2030*	789,000	792,452
9.25%, 12/15/2028*	1,000,000	1,034,588
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	882,000	858,548
6.75%, 12/01/2032*	1,500,000	1,436,671
7.75%, 08/15/2031*	870,000	871,078
First Eagle Holdings, Inc.
7.25%, 08/15/2032*	2,450,000	2,498,576
Focus Financial Partners LLC
7.25%, 09/15/2031*	1,295,000	1,309,458
Freedom Mtg. Holdings LLC
6.88%, 05/01/2031*	600,000	575,317
7.88%, 04/01/2033*	468,000	450,478
8.38%, 04/01/2032*	886,000	890,235
9.13%, 05/15/2031*	250,000	257,980
9.25%, 02/01/2029*	1,323,000	1,367,874
goeasy, Ltd.
6.88%, 02/15/2031*	600,000	536,259
7.63%, 07/01/2029*	400,000	382,944
9.25%, 12/01/2028*	400,000	401,722
Hightower Holding LLC
9.13%, 01/31/2030*	936,000	965,462
Nationstar Mtg. Holdings LLC
7.13%, 02/01/2032*	575,000	563,500
OneMain Finance Corp.
5.38%, 11/15/2029	541,000	533,283
6.13%, 05/15/2030	536,000	533,529
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*	484,000	452,316
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.88%, 02/15/2033*	$435,000	$413,414
7.13%, 11/15/2030*	729,000	731,985
7.88%, 12/15/2029*	895,000	923,465
Planet Financial Group LLC
10.50%, 12/15/2029*	906,000	892,811
Rocket Cos., Inc.
6.13%, 08/01/2030*	995,000	1,008,235
6.13%, 08/01/2031*	520,000	526,580
6.50%, 08/01/2029*	250,000	253,949
6.50%, 06/15/2034*	515,000	522,849
Rocket Mtg. LLC/Rocket Mtg. Co. Issuer, Inc.
4.00%, 10/15/2033*	204,000	182,634
Stonebriar ABF Issuer LLC
7.00%, 08/15/2031*	500,000	487,275
8.13%, 12/15/2030*	2,275,000	2,297,978
		24,953,445
Electric — 1.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031*	2,106,000	1,942,092
3.75%, 01/15/2032*	90,000	81,327
4.75%, 03/15/2028*	1,140,000	1,129,798
5.75%, 01/15/2034*	190,000	183,642
Edison International
7.88%, 06/15/2054	1,447,000	1,465,973
8.13%, 06/15/2053	400,000	406,267
Hawaiian Electric Co, Inc.
6.00%, 10/01/2033*	1,400,000	1,381,292
		6,590,391
Electronics — 0.4%
Ingram Micro, Inc.
4.75%, 05/15/2029*	1,321,000	1,293,384
Entertainment — 4.0%
Caesars Entertainment, Inc.
6.00%, 10/15/2032*#	1,156,000	1,038,248
6.50%, 02/15/2032*	410,000	396,311
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*	1,796,000	1,807,602
Jacobs Entertainment, Inc.
6.75%, 02/15/2029*	1,800,000	1,777,693
Merlin Entertainments Group US Holdings, Inc.
7.38%, 02/15/2031*	1,035,000	784,986
Motion Finco Sarl
8.38%, 02/15/2032*	915,000	688,333
Penn Entertainment, Inc.
4.13%, 07/01/2029*	1,500,000	1,438,236
6.75%, 04/01/2031*	700,000	702,541
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/2029	1,100,000	1,065,934
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.63%, 01/15/2032*	1,000,000	1,014,080
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*	1,575,000	1,561,288
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	213,000	213,021
7.13%, 02/15/2031*	1,808,000	1,898,234
		14,386,507

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.3%
Clean Harbors, Inc.
5.75%, 10/15/2033*		$1,076,000	$1,075,542
Food — 2.5%
Altice France
Zero Coupon, 12/31/2099*	EUR	669	100
Bellis Acquisition Co. PLC
8.00%, 07/01/2031*	EUR	1,472,000	1,691,962
8.13%, 05/14/2030	GBP	365,000	475,167
Froneri Lux FinCo. Sarl
6.00%, 08/01/2032*		1,800,000	1,776,453
Performance Food Group, Inc.
4.25%, 08/01/2029*		1,055,000	1,024,177
5.63%, 03/01/2034*		400,000	388,566
6.13%, 09/15/2032*		500,000	501,038
TreeHouse Foods, Inc.
7.75%, 02/11/2033*		2,999,000	3,033,389
			8,890,852
Health Care-Products — 0.9%
Avantor Funding, Inc.
3.88%, 11/01/2029*		750,000	722,310
4.63%, 07/15/2028*		2,485,000	2,464,158
			3,186,468
Health Care-Services — 2.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*		900,000	884,228
7.38%, 03/15/2033*		900,000	938,123
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*		406,000	369,770
5.25%, 05/15/2030*		425,000	396,802
6.88%, 04/15/2029*		585,000	561,279
9.75%, 01/15/2034*		740,000	754,828
10.88%, 01/15/2032*		1,314,000	1,394,309
Star Parent, Inc.
9.00%, 10/01/2030*		1,484,000	1,557,798
Tenet Healthcare Corp.
5.50%, 11/15/2032*		900,000	888,084
6.00%, 11/15/2033*		846,000	848,517
6.13%, 06/15/2030		1,875,000	1,887,904
			10,481,642
Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*		1,218,000	1,181,179
4.63%, 04/01/2030*		563,000	537,784
Century Communities, Inc.
3.88%, 08/15/2029*		1,705,000	1,625,572
6.63%, 09/15/2033*		546,000	552,393
KB Home
4.80%, 11/15/2029		510,000	500,383
M/I Homes, Inc.
3.95%, 02/15/2030		1,856,000	1,773,219
STL Holding Co. LLC
8.75%, 02/15/2029*		1,677,000	1,738,150
			7,908,680
Housewares — 0.5%
Newell Brands, Inc.
6.38%, 05/15/2030#		500,000	507,632
Security Description	Shares or Principal Amount	Value

Housewares (continued)
6.63%, 05/15/2032#	$823,000	$841,914
8.50%, 06/01/2028*	400,000	417,013
		1,766,559
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029*	405,000	343,813
6.75%, 07/01/2032*	802,000	684,697
7.50%, 11/06/2030*	1,348,000	1,240,345
8.25%, 02/01/2029*	388,000	353,966
8.50%, 06/15/2029*	541,000	491,449
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*	1,459,000	1,477,574
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,748,000	1,738,943
8.38%, 02/01/2034*	1,265,000	1,141,645
HUB International, Ltd.
7.25%, 06/15/2030*	693,000	713,509
7.38%, 01/31/2032*	741,000	760,594
		8,946,535
Internet — 1.3%
Rakuten Group, Inc.
8.13%, 12/15/2029*(2)	900,000	924,248
9.75%, 04/15/2029*	1,525,000	1,662,266
Wayfair LLC
6.75%, 11/15/2032*	350,000	360,114
7.13%, 05/31/2034*	1,085,000	1,125,390
7.25%, 10/31/2029*	300,000	309,879
7.75%, 09/15/2030*	345,000	363,151
		4,745,048
Iron/Steel — 1.3%
Carpenter Technology Corp.
5.63%, 03/01/2034*	860,000	847,141
Commercial Metals Co.
4.13%, 01/15/2030	100,000	96,604
5.75%, 11/15/2033*	570,000	561,085
6.00%, 12/15/2035*	1,145,000	1,130,676
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/2031*	42,000	39,656
4.50%, 09/15/2027*	595,000	590,393
5.88%, 04/15/2030*	1,242,000	1,247,069
		4,512,624
Leisure Time — 1.1%
NCL Corp., Ltd.
5.88%, 01/15/2031*	847,000	812,324
6.25%, 09/15/2033*	804,000	752,108
6.75%, 02/01/2032*	1,290,000	1,254,773
Viking Cruises, Ltd.
5.88%, 10/15/2033*	964,000	954,099
		3,773,304
Lodging — 0.3%
Station Casinos LLC
6.63%, 03/15/2032*	903,000	914,453
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*	600,000	599,826

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		$2,213,000	$1,995,875
4.25%, 01/15/2034*#		829,000	691,207
4.50%, 08/15/2030*		1,034,000	962,350
4.50%, 05/01/2032		1,300,000	1,143,393
4.75%, 03/01/2030*		484,000	459,000
4.75%, 02/01/2032*#		720,000	645,233
6.38%, 09/01/2029*		400,000	400,370
7.00%, 02/01/2033*		295,000	288,027
7.38%, 03/01/2031*#		1,636,000	1,656,901
CSC Holdings LLC
5.75%, 01/15/2030*		1,201,000	253,711
11.75%, 01/31/2029*		2,124,000	1,168,099
Directv Financing LLC
8.88%, 02/01/2030*		1,048,000	1,071,948
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*		25,000	24,932
9.25%, 06/01/2032*		410,000	428,040
10.00%, 02/15/2031*		1,475,000	1,560,925
Discovery Global Holdings, Inc.
4.28%, 03/15/2032		1,016,000	929,640
5.05%, 03/15/2042		1,264,000	919,029
5.14%, 03/15/2052		189,000	126,866
EchoStar Corp.
6.75%, 11/30/2030(1)		1,819,825	1,847,019
10.75%, 11/30/2029		2,007,000	2,169,211
EW Scripps Co.
9.88%, 08/15/2030*		1,540,000	1,388,957
Paramount Global
4.20%, 05/19/2032		200,000	174,228
4.38%, 03/15/2043		424,000	268,667
6.38%, 03/30/2062		400,000	327,751
6.88%, 04/30/2036#		200,000	185,928
Sunrise FinCo I BV
4.88%, 07/15/2031*		1,873,000	1,766,184
Univision Communications, Inc.
8.50%, 07/31/2031*		1,454,000	1,465,366
8.88%, 04/15/2033*		65,000	64,244
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	888,049
4.50%, 08/15/2030*		760,000	628,345
Ziggo BV
4.88%, 01/15/2030*		1,675,000	1,545,919
			27,445,414
Mining — 0.9%
Constellium SE
3.75%, 04/15/2029*		915,000	879,298
5.63%, 06/15/2028*		346,000	345,788
Kaiser Aluminum Corp.
5.88%, 03/01/2034*		1,994,000	1,951,570
			3,176,656
Miscellaneous Manufacturing — 0.4%
Avient Corp.
6.25%, 11/01/2031*		186,000	188,622
7.13%, 08/01/2030*		1,363,000	1,385,444
			1,574,066
Oil & Gas — 5.0%
Crescent Energy Finance LLC
7.88%, 04/15/2032*		900,000	930,025
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Matador Resources Co.
6.00%, 04/15/2034*	$500,000	$489,738
6.25%, 04/15/2033*	900,000	899,954
6.50%, 04/15/2032*	556,000	561,806
Northern Oil & Gas, Inc.
7.50%, 09/01/2034*	255,000	257,008
7.88%, 10/15/2033*	218,000	224,267
8.75%, 06/15/2031*	1,226,000	1,277,365
Range Resources Corp.
4.75%, 02/15/2030*	1,500,000	1,467,310
SM Energy Co.
6.50%, 07/15/2028	565,000	566,329
6.63%, 04/15/2034*	100,000	100,638
6.75%, 08/01/2029*	1,328,000	1,357,889
7.00%, 08/01/2032*	1,004,000	1,026,675
Sunoco LP
5.38%, 07/15/2031*	700,000	690,486
5.63%, 03/15/2031*	379,000	376,426
5.63%, 07/15/2034*	400,000	388,504
5.88%, 03/15/2034*	400,000	394,247
6.25%, 07/01/2033*	506,000	508,670
7.00%, 05/01/2029*	637,000	653,619
7.25%, 05/01/2032*	980,000	1,013,442
Sunoco LP/Sunoco Finance Corp.
4.50%, 04/30/2030	400,000	388,849
Talos Production, Inc.
8.00%, 07/15/2034*	1,090,000	1,127,176
9.38%, 02/01/2031*#	1,195,000	1,267,069
Transocean International, Ltd.
8.75%, 02/15/2030*	1,574,950	1,638,102
		17,605,594
Oil & Gas Services — 1.2%
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	1,015,000	1,006,294
7.13%, 03/15/2029*	1,512,000	1,549,218
Weatherford International, Ltd.
6.75%, 10/15/2033*	1,795,000	1,830,869
		4,386,381
Packaging & Containers — 2.9%
Ardagh Group SA
9.50%, 12/01/2030*	591,654	618,187
11.00%, 12/01/2030*(1)	1,512,562	1,448,024
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	533,000	534,425
6.75%, 04/15/2032*	93,000	90,810
8.75%, 04/15/2030*	548,000	541,358
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	1,110,000	1,132,169
9.25%, 04/15/2030*	988,000	986,512
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#	1,501,000	1,392,201
7.38%, 06/01/2032*#	585,000	530,856
Sword Purchaser LLC
8.25%, 04/15/2033*	1,000,000	1,034,981
Trivium Packaging Finance BV
12.25%, 01/15/2031*	1,875,000	2,077,482
		10,387,005
Pharmaceuticals — 1.8%
1261229 BC, Ltd.
10.00%, 04/15/2032*	2,770,000	2,883,529

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
6.25%, 02/15/2029*		$1,123,000	$926,475
CVS Health Corp.
6.75%, 12/10/2054		924,000	947,789
7.00%, 03/10/2055		1,000,000	1,032,303
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028		600,000	613,675
			6,403,771
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033*		151,000	149,072
5.75%, 07/01/2034*		800,000	785,004
6.63%, 02/01/2032*		1,153,000	1,178,039
Buckeye Partners LP
4.50%, 03/01/2028*		935,000	921,051
5.85%, 11/15/2043		1,080,000	961,342
6.88%, 07/01/2029*		1,553,000	1,589,472
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*		1,398,000	1,410,038
6.63%, 01/15/2035*		575,000	577,926
7.38%, 07/15/2032*		822,000	848,747
Northriver Midstream Finance LP
6.75%, 07/15/2032*		1,700,000	1,732,577
Rockies Express Pipeline LLC
6.75%, 03/15/2033*		1,565,000	1,596,137
6.88%, 04/15/2040*		700,000	699,425
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*		260,000	265,454
6.50%, 01/15/2034*		898,000	928,695
6.75%, 01/15/2036*		465,000	489,471
			14,132,450
Real Estate — 0.5%
CPI Property Group SA
7.50%, 03/26/2031(2)	EUR	1,520,000	1,609,533
REITS — 3.2%
Brandywine Operating Partnership LP
3.95%, 11/15/2027		400,000	392,109
4.55%, 10/01/2029		560,000	527,381
6.13%, 01/15/2031#		190,000	184,459
8.30%, 03/15/2028#		80,000	82,163
8.88%, 04/12/2029		1,037,000	1,095,212
Hudson Pacific Properties LP
3.25%, 01/15/2030#		250,000	222,178
4.65%, 04/01/2029		1,869,000	1,771,549
5.95%, 02/15/2028		207,000	205,618
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032*		414,000	394,901
Iron Mountain, Inc.
4.50%, 02/15/2031*		227,000	215,952
5.25%, 07/15/2030*		1,028,000	1,008,769
6.25%, 01/15/2035*		1,205,000	1,191,640
7.00%, 02/15/2029*		825,000	839,702
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,507,000	1,528,029
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029*		1,791,000	1,822,061
			11,481,723
Security Description		Shares or Principal Amount	Value

Retail — 4.7%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		$2,210,000	$2,173,877
4.38%, 01/15/2028*		500,000	495,026
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,060,000	1,031,513
5.00%, 02/15/2032*		766,000	730,668
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,515,000	1,587,437
FirstCash, Inc.
4.63%, 09/01/2028*		685,000	673,045
6.13%, 05/01/2034*		665,000	657,695
6.88%, 03/01/2032*		957,000	975,827
LBM Acquisition LLC
6.25%, 01/15/2029*		728,000	459,725
9.50%, 06/15/2031*#		1,230,000	1,011,603
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*		1,800,000	1,828,947
QXO Building Products, Inc.
6.50%, 07/15/2031*		500,000	505,647
6.75%, 04/30/2032*		500,000	511,412
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,084,000	1,035,544
Staples, Inc.
10.75%, 09/01/2029*		2,429,000	2,333,605
Victoria's Secret & Co.
4.63%, 07/15/2029*		892,000	867,853
			16,879,424
Software — 4.6%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		2,781,000	2,717,950
7.50%, 02/15/2032*		335,000	345,054
Cloud Software Group LLC
6.63%, 08/15/2033*		1,317,000	1,194,185
8.25%, 06/30/2032*		1,058,000	1,035,857
9.00%, 09/30/2029*		2,792,000	2,799,335
CoreWeave, Inc.
9.63%, 07/15/2032*		400,000	352,929
9.75%, 10/01/2031*		220,000	196,729
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*		500,000	519,960
8.75%, 07/01/2034*		704,000	747,172
Open Text Corp.
3.88%, 02/15/2028*		530,000	519,021
3.88%, 12/01/2029*		807,000	755,476
Open Text Holdings, Inc.
4.13%, 02/15/2030*		400,000	373,331
Oracle Corp.
6.70%, 02/04/2056		392,000	345,261
Rocket Software, Inc.
6.50%, 02/15/2029*#		1,628,000	1,595,769
9.00%, 11/28/2028*		1,150,000	1,174,146
TeamSystem SpA
6.50%, 07/01/2032*	EUR	1,435,000	1,669,327
			16,341,502
Telecommunications — 5.4%
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/2033*		129,000	125,647
Altice France SA
6.50%, 04/15/2032*		930,352	904,557
6.88%, 10/15/2030*		384,326	376,412

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
6.88%, 07/15/2032*		$245,494	$240,709
9.50%, 11/01/2029*		1,850,252	1,874,535
Black Pearl Compute LLC
6.13%, 02/15/2031*		1,046,000	1,046,670
Fibercop SpA
6.38%, 11/15/2033*		577,000	569,989
7.20%, 07/18/2036*		1,233,000	1,246,551
7.72%, 06/04/2038*		403,000	419,341
Iliad Holding SAS
6.88%, 04/15/2031*	EUR	1,129,000	1,372,381
7.00%, 10/15/2028*		680,000	681,637
7.00%, 04/15/2032*		638,000	643,188
Level 3 Financing, Inc.
3.75%, 07/15/2029*		187,000	177,824
6.88%, 06/30/2033*		244,000	248,043
7.00%, 03/31/2034*		500,000	511,441
7.50%, 02/15/2037*		300,000	297,648
8.50%, 01/15/2036*		2,030,000	2,122,682
Lumen Technologies, Inc.
5.38%, 06/15/2029*		547,000	525,091
Meridian Arc Holdco LLC
6.25%, 04/30/2031*		2,605,000	2,476,682
QTS Central Issuer LLC/QTS TRS Central Issuer LLC
6.63%, 09/01/2031*		765,000	754,064
Stingray Compute LLC
6.00%, 06/15/2031*#		735,000	715,684
WULF Compute LLC
7.75%, 10/15/2030*		1,878,000	1,951,432
			19,282,208
Total Corporate Bonds & Notes (cost $325,905,220)			325,178,874
CONVERTIBLE BONDS & NOTES — 0.5%
Biotechnology — 0.3%
Ionis Pharmaceuticals, Inc.
Zero Coupon, 12/01/2030*		1,190,000	1,097,775
Software — 0.2%
Datadog, Inc.
Zero Coupon, 12/01/2029#		522,000	695,565
Total Convertible Bonds & Notes (cost $1,731,152)			1,793,340
LOANS(3)(4)(5) — 2.3%
Auto Parts & Equipment — 0.1%
BASF Coatings FRS
BTL-B 7.24%, (SOFR4+ 3.50%), 06/29/2033		445,000	447,503
Health Care-Products — 0.1%
Bausch & Lomb Corp. FRS
BTL 7.44%, (SOFR12+ 3.75%), 01/15/2031		420,840	423,207
Human Resources — 0.3%
Dayforce, Inc. FRS
BTL 6.82%, (SOFR4+ 3.00%), 02/04/2033		1,150,000	1,108,574
Insurance — 0.4%
Asurion LLC FRS
BTL-B TBD , 02/23/2033		500,000	478,125
Security Description	Shares or Principal Amount	Value

Insurance (continued)
HUB International, Ltd. FRS
BTL-B 5.98% , (SOFR4+ 2.25%), 06/20/2030	$865,678	$867,717
		1,345,842
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 6.86%, (SOFR12+ 3.18%), 04/13/2029	1,278,000	1,274,951
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
BTL-B 9.94%, (SOFR12+ 6.25%), 10/08/2030	398,992	396,831
Retail — 0.3%
Specialty Building Products Holdings LLC FRS
BTL-B 7.54%, (SOFR12+ 3.75%), 10/16/2028	1,192,842	1,128,727
Software — 0.6%
Coreweave Financing DDTL V LLC FRS
Delayed Draw 0.50% , (SOFR12+ 0.50%), 11/17/2031(6)	99,129	99,845
Delayed Draw 8.15% , (SOFR12+ 4.50%), 11/17/2031	75,871	76,419
Proofpoint, Inc. FRS
BTL-B 8.25% , (SOFR4+ 4.50%), 08/30/2030	2,030,000	1,999,186
		2,175,450
Total Loans (cost $8,250,214)		8,301,085
COMMON STOCKS — 0.3%
Packaging & Containers — 0.2%
Ardagh Holdings SA/Yeomans Capital LLC†(7)	103,288	622,666
Telecommunications — 0.1%
Altice France Luxco 3†(7)	24,525	454,964
Total Common Stocks (cost $2,745,268)		1,077,630
CONVERTIBLE PREFERRED STOCKS — 0.2%
Software — 0.2%
Oracle Corp. Series D #† (cost $731,395)	14,939	697,352
Total Long-Term Investment Securities (cost $339,363,249)		337,048,281
SHORT-TERM INVESTMENTS — 4.7%
Unaffiliated Investment Companies — 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(8)(9) (cost $16,658,880)	16,658,880	16,658,880

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $8,801,735 and collateralized by $9,013,200 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $8,977,561 (cost $8,801,476)	$8,801,476	$8,801,476
TOTAL INVESTMENTS (cost $364,823,605)	101.9%	362,508,637
Other assets less liabilities	(1.9)	(6,924,036)
NET ASSETS	100.0%	$355,584,601

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$287,146,518 representing 80.8% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)
The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)
Senior loans in the Fund are generally subject to mandatory and/or optional prepayment.
 Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)	Unfunded Loan Commitments: At August 31, 2026, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the Borrower.
(7)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altice France Luxco 3	10/01/25	24,525	$417,666	$454,964	$18.55	0.1%
Ardagh Holdings SA/Yeomans Capital LLC	10/25/22, 06/08/23 06/15/23, 06/16/23 02/26/24	103,288	2,327,602	622,666	6.03	0.2
				$1,077,630		0.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(8)	The rate shown is the 7-day yield as of August 31, 2026.
(9)
At August 31, 2026, the Fund had loaned securities with a total value of $18,825,144.
This was secured by collateral of $16,658,880, which was received in cash and subsequently invested in short-term investments currently valued at $16,658,880 as reported in the Portfolio of Investments. Additional collateral of $2,818,105 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Notes/Bonds	0.13% to 5.13%	10/15/2026 to 08/15/2056	$2,818,105

BTL—Bank Term Loan
CPI—Consumer Price Index
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month

EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	9,208,331	USD	10,766,945	09/30/2026	$59,354	$—
	GBP	3,524,000	USD	4,802,785	09/30/2026	27,619	—
Unrealized Appreciation (Depreciation)						$86,973	$—

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$325,178,874	$—	$325,178,874
Convertible Bonds & Notes	—	1,793,340	—	1,793,340
Loans	—	8,301,085	—	8,301,085
Common Stocks	—	1,077,630	—	1,077,630
Convertible Preferred Stocks	697,352	—	—	697,352
Short-Term Investments	16,658,880	—	—	16,658,880
Repurchase Agreements	—	8,801,476	—	8,801,476
Total Investments at Value	$17,356,232	$345,152,405	$—	$362,508,637
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$86,973	$—	$86,973

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.4%
Banks — 0.5%
mBank SA
0.97%, 09/21/2027	EUR	900,000	$1,044,035
Societe Generale SA
1.11%, 07/17/2031	EUR	1,000,000	1,027,546
			2,071,581
Electric — 0.6%
Appalachian Power Recovery Funding LLC
5.37%, 04/01/2042		$815,000	809,200
5.84%, 04/01/2048		405,000	400,527
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,011,717
			2,221,444
Internet — 0.7%
Alphabet, Inc.
6.25%, 08/15/2046		440,000	442,182
Amazon.com, Inc.
5.30%, 07/09/2036#		1,065,000	1,042,287
Meta Platforms, Inc.
6.20%, 05/15/2046		1,090,000	1,023,472
			2,507,941
Investment Companies — 0.3%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	1,006,990
Oil & Gas — 0.3%
Petroleos Mexicanos
6.84%, 01/23/2030		1,125,000	1,157,120
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,151,442
REITS — 0.2%
Brandywine Operating Partnership LP
6.13%, 01/15/2031		335,000	325,230
8.88%, 04/12/2029		403,000	425,622
			750,852
Software — 0.3%
Oracle Corp.
6.55%, 02/04/2046		1,175,000	1,049,811
Water — 0.2%
SW Finance I PLC
6.88%, 08/07/2032	GBP	495,000	678,210
Total Corporate Bonds & Notes (cost $12,410,478)			12,595,391
ASSET BACKED SECURITIES — 1.3%
Auto Loan Receivables — 0.3%
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*		144,170	144,500
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.02%, 12/15/2032*		417,673	419,826
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*		355,000	354,993
			919,319
Security Description	Shares or Principal Amount	Value

Commercial and Residential — 0.2%
CD Mtg. Trust
Series 2017-CD3, Class A4 3.63%, 02/10/2050	$920,000	$903,410
Credit Card Receivables — 0.2%
Capital One Multi-Asset Execution Trust
Series 2026-A2, Class A 5.11%, 07/15/2038	650,000	645,745
Other Asset Backed Securities — 0.6%
Kinetic ABS Issuer LLC
Series 2026-2A, Class A2 5.83%, 06/25/2058*	510,000	505,740
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,646,509	1,518,173
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	301,580
		2,325,493
Total Asset Backed Securities (cost $4,921,339)		4,793,967
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Commercial and Residential — 2.1%
BANK
Series 2019-BN18, Class A4 3.58%, 05/15/2062	1,000,000	954,723
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	109,783	103,114
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	637,150	549,887
Series 2021-RPL2, Class M3 3.48%, 01/25/2060*(1)	376,575	244,140
Series 2021-RPL4, Class A1 4.14%, 12/27/2060*(1)	291,707	290,354
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	186,851	157,154
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(1)	465,932	405,766
HIH Trust FRS
Series 2024-61P, Class B 5.98%, (TSFR1M2.34%), 10/15/2041*	137,342	137,686
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(2)	224,537	224,635
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(2)	305,531	305,591
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	142,109	133,858
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	86,558	83,500
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	705,043	615,680
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	801,884	656,877

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SHR Trust FRS
Series 2024-LXBR, Class B 6.09%, (TSFR1M+2.45%), 10/15/2041*	$1,255,000	$1,257,353
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	56,677	54,570
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,529,347	1,341,919
		7,516,807
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.20%, (SOFR30A+0.56%), 01/15/2041	1,681	1,681
Series 4001, Class FM 4.25%, (SOFR30A+0.61%), 02/15/2042	102,197	101,336
Series 3355, Class BF 4.45%, (SOFR30A+0.81%), 08/15/2037	115,362	115,580
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.16%, (SOFR30A+0.51%), 09/25/2042	157,098	155,028
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.30%, (TSFR1M+0.66%), 02/16/2040	57,223	57,139
		430,764
Total Collateralized Mortgage Obligations (cost $8,721,780)		7,947,571
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.1%
U.S. Government — 51.1%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)	9,645,743	5,183,483
0.63%, 02/15/2043(3)	9,987,244	7,051,573
0.75%, 02/15/2042 to 02/15/2045(3)	32,545,170	23,395,660
0.88%, 02/15/2047(3)	11,580,732	7,843,549
1.00%, 02/15/2046(3)	14,278,380	10,119,041
1.38%, 02/15/2044(3)	11,615,032	9,175,099
2.13%, 02/15/2054(3)	9,843,312	8,203,144
2.38%, 02/15/2056(3)	587,413	515,816
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2030(3)	29,537,549	27,544,609
0.63%, 07/15/2032(3)	13,012,566	11,945,470
0.88%, 01/15/2029(3)	548,929	533,002
1.25%, 04/15/2031(3)	16,950,123	16,278,726
1.38%, 07/15/2033(3)(4)	19,365,893	18,356,754
1.63%, 04/15/2030(3)	16,283,584	15,988,477
1.75%, 01/15/2034(3)	1,618,930	1,561,542
1.88%, 07/15/2034 to 07/15/2035(3)	15,066,456	14,538,857
2.13%, 01/15/2035(3)	3,497,715	3,439,324
2.38%, 07/15/2036(3)	5,289,215	5,265,460
		186,939,586
U.S. Government Agency — 6.0%
Tennessee Valley Authority
5.25%, 02/01/2055	4,000,000	3,758,420
Uniform Mtg. Backed Securities
5.50%, September 30 TBA	4,100,000	4,057,823
5.50%, October 30 TBA	4,100,000	4,051,576
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.00%, September 30 TBA		$4,980,000	$5,034,121
6.00%, October 30 TBA		4,975,000	5,021,293
			21,923,233
Total U.S. Government & Agency Obligations (cost $236,074,566)			208,862,819
FOREIGN GOVERNMENT OBLIGATIONS — 39.8%
Regional(State/Province) — 1.9%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,884,600	5,598,211
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,388,584
			6,986,795
Sovereign — 37.9%
Australia Government Bond TIPS
1.00%, 11/21/2027(3)	AUD	6,958,105	4,934,071
1.73%, 08/21/2040(3)	AUD	7,030,968	4,028,064
2.88%, 08/21/2035(3)	AUD	19,892,588	13,442,738
Bonos de la Tesoreria de la Republica TIPS
2.00%, 03/01/2035(3)	CLP	9,196,598,250	9,577,634
Brazil Notas do Tesouro Nacional Serie B TIPS
6.00%, 05/15/2035(3)	BRL	18,588,000	15,345,994
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	13,926,230	15,388,638
Italy Buoni Poliennali Del Tesoro TIPS
0.10%, 05/15/2033*(3)	EUR	14,213,669	14,983,442
Mexican Udibonos TIPS
2.75%, 11/27/2031(3)	MXN	204,362,677	11,069,152
4.00%, 10/29/2054(3)	MXN	63,922,697	3,339,964
Mexico Government International Bond
4.88%, 05/16/2036	EUR	765,000	872,878
New Zealand Government Inflation Linked Bond TIPS
3.40%, 09/20/2040(3)	NZD	16,588,561	9,263,300
3.44%, 09/20/2035(3)	NZD	9,037,876	5,338,376
Romanian Government International Bond
4.63%, 04/03/2049	EUR	1,445,000	1,276,532
Spain Government Inflation Linked Bond TIPS
0.70%, 11/30/2033*(3)	EUR	15,026,055	16,776,757
United Kingdom Inflation-Linked Gilt TIPS
1.13%, 09/22/2035(3)	GBP	9,977,846	12,821,014
			138,458,554
Total Foreign Government Obligations (cost $143,378,104)			145,445,349
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	385
Total Long-Term Investment Securities (cost $405,506,267)			379,645,482

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $3,545,381 and collateralized by $3,630,600 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $3,616,283 (cost $3,545,277)	$3,545,277	$3,545,277
TOTAL INVESTMENTS (cost $409,051,544)	104.7%	383,190,759
Other assets less liabilities	(4.7)	(17,348,242)
NET ASSETS	100.0%	$365,842,517

#
The security or a portion thereof is out on loan.
At August 31, 2026, the Fund had loaned securities with a total value of $1,050,510.
This was secured by collateral of $1,088,965 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Bills	0.00%	10/01/2026 to 06/10/2027	$64,230
United States Treasury Notes/Bonds	0.00% to 5.00%	11/30/2026 to 11/15/2055	1,024,735

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$58,344,317 representing 15.9% of net assets.

†	Non-income producing security
(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2026.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 1).

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	18,425,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$176,194	$176,194
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	4,752	87,343	92,095
								$4,752	$263,537	$268,289

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,880,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$174,764	$332,852	$507,616
Centrally Cleared	2,723,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Sep 2046	120,817	36,387	157,204
								$295,581	$369,239	$664,820

CPI—Consumer Price Index
SOFR—Secured Overnight Financing Rate

USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
86	Short	Canada 10 Year Bonds	December 2026	$7,329,337	$7,272,412	$56,925
15	Short	Euro Buxl 30 Year Bonds	September 2026	1,816,857	1,806,093	10,764
27	Short	Euro-BTP	September 2026	3,696,044	3,611,315	84,729
25	Short	Euro-BUND	September 2026	3,650,146	3,579,315	70,831
87	Short	Euro-OAT	September 2026	12,018,970	11,696,083	322,887
31	Short	Long Gilt	December 2026	3,622,535	3,618,312	4,223
108	Short	U.S. Treasury 2 Year Notes	December 2026	22,212,848	22,165,312	47,536
24	Short	U.S. Treasury Long Bonds	December 2026	2,615,597	2,607,000	8,597
71	Short	U.S. Treasury Ultra Bonds	December 2026	7,879,858	7,812,219	67,639
						$674,131

						Unrealized (Depreciation)
62	Long	Australian 10 Year Bonds	September 2026	$4,805,658	$4,754,925	$(50,733)
62	Long	Euro-BOBL	September 2026	8,184,178	8,159,421	(24,757)
118	Long	U.S. Treasury 10 Year Notes	December 2026	12,811,604	12,703,438	(108,166)
84	Long	U.S. Treasury 5 Year Notes	December 2026	8,916,379	8,879,062	(37,317)
109	Long	U.S. Treasury Ultra 10 Year Notes	December 2026	12,027,288	11,926,984	(100,304)
						$(321,277)
		Net Unrealized Appreciation (Depreciation)				$352,854

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	25,102,000	USD	14,634,215	09/16/2026	$—	$(222,720)
Bank of America, N.A.	CLP	8,749,792,000	USD	9,530,326	09/16/2026	154,965	—
Barclays Bank PLC	AUD	33,414,000	USD	23,411,018	09/16/2026	—	(528,459)
Citibank, N.A.	BRL	1,770,000	USD	342,366	09/16/2026	1,777	—
Deutsche Bank AG	EUR	46,554,000	USD	53,950,993	09/16/2026	—	(153,477)
	GBP	9,658,000	USD	12,933,611	09/16/2026	—	(153,084)
						—	(306,561)
Goldman Sachs International	CLP	290,000,000	USD	313,141	09/16/2026	2,408	—
HSBC Bank PLC	GBP	530,000	USD	712,438	09/16/2026	—	(5,718)
	USD	1,767,178	EUR	1,538,000	09/16/2026	20,267	—
						20,267	(5,718)
Morgan Stanley & Co. International PLC	BRL	94,507,000	USD	17,841,891	09/16/2026	—	(343,449)
	USD	3,210,441	BRL	16,702,000	09/16/2026	3,411	—
						3,411	(343,449)
State Street Bank & Trust Co.	MXN	12,431,000	USD	726,427	09/17/2026	—	(4,117)
Toronto Dominion Bank	EUR	771,000	USD	885,540	09/16/2026	—	(10,507)
UBS AG	MXN	237,863,000	USD	13,571,388	09/17/2026	—	(407,320)
Wells Fargo & Co.	CAD	7,344,000	USD	5,296,397	09/16/2026	—	(6,000)
	EUR	455,000	USD	527,251	09/16/2026	—	(1,544)
						—	(7,544)
Unrealized Appreciation (Depreciation)						$182,828	$(1,836,395)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$12,595,391	$—	$12,595,391
Asset Backed Securities	—	4,793,967	—	4,793,967
Collateralized Mortgage Obligations	—	7,947,571	—	7,947,571
U.S. Government & Agency Obligations	—	208,862,819	—	208,862,819
Foreign Government Obligations	—	145,445,349	—	145,445,349
Escrows and Litigation Trusts	—	—	385	385
Repurchase Agreements	—	3,545,277	—	3,545,277
Total Investments at Value	$—	$383,190,374	$385	$383,190,759
Other Financial Instruments:†
Swaps	$—	$632,776	$—	$632,776
Futures Contracts	674,131	—	—	674,131
Forward Foreign Currency Contracts	—	182,828	—	182,828
Total Other Financial Instruments	$674,131	$815,604	$—	$1,489,735
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$321,277	$—	$—	$321,277
Forward Foreign Currency Contracts	—	1,836,395	—	1,836,395
Total Other Financial Instruments	$321,277	$1,836,395	$—	$2,157,672

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 6.5%
ANZ Group Holdings, Ltd.	287,745	$7,670,566
APA Group	123,839	966,411
Aristocrat Leisure, Ltd.	51,814	2,261,954
ASX, Ltd.	19,092	768,069
BHP Group, Ltd.	487,272	23,126,127
Brambles, Ltd.	127,940	1,796,046
Coles Group, Ltd.	128,221	2,208,871
Commonwealth Bank of Australia	160,474	18,387,803
Computershare, Ltd.	49,284	1,404,200
CSL, Ltd.	46,330	5,696,136
Evolution Mining, Ltd.	193,754	2,066,000
Fortescue, Ltd.	154,312	1,957,265
Goodman Group	190,322	3,781,948
Insurance Australia Group, Ltd.	213,139	1,198,973
Lottery Corp., Ltd.	210,063	751,150
Lynas Rare Earths, Ltd.†	86,433	987,290
Macquarie Group, Ltd.	34,948	6,275,708
Medibank Private, Ltd.	266,136	923,051
National Australia Bank, Ltd.	298,936	8,275,221
Northern Star Resources, Ltd.	129,458	2,174,519
Origin Energy, Ltd.	167,282	1,392,939
PLS Group, Ltd.#	299,893	1,160,478
Pro Medicus, Ltd.#	5,511	708,444
Qantas Airways, Ltd.	69,700	470,501
QBE Insurance Group, Ltd.	145,461	2,320,323
REA Group, Ltd.#	5,140	652,832
Rio Tinto, Ltd.	35,830	4,488,382
Santos, Ltd.	313,372	1,827,937
Scentre Group	492,166	1,266,143
SGH, Ltd.	19,485	553,072
Sigma Healthcare, Ltd.#	492,213	948,816
South32, Ltd.	436,544	1,614,189
Suncorp Group, Ltd.	102,180	1,380,970
Telstra Group, Ltd.	372,768	1,247,476
Transurban Group	297,862	3,052,304
Vicinity, Ltd.	375,633	670,255
Washington H. Soul Pattinson & Co., Ltd.#	32,921	1,049,336
Wesfarmers, Ltd.	108,378	6,169,601
Westpac Banking Corp.	326,512	8,083,955
WiseTech Global, Ltd.#	17,973	520,072
Woodside Energy Group, Ltd.#	181,485	4,216,290
Woolworths Group, Ltd.	116,618	3,368,644
		139,840,267
Austria — 0.4%
BAWAG Group AG*	7,086	1,479,887
Erste Group Bank AG	29,392	4,141,214
OMV AG	14,246	1,133,499
Raiffeisen Bank International AG	12,568	931,375
Verbund AG	6,235	429,466
		8,115,441
Belgium — 0.8%
Ageas SA	14,372	1,260,381
Anheuser-Busch InBev SA	85,783	6,803,501
D'ieteren Group	2,098	435,479
Elia Group SA	4,108	612,202
Financiere de Tubize SA#	1,972	421,695
Groupe Bruxelles Lambert NV#	6,658	571,126
KBC Group NV	21,929	3,336,782
Lotus Bakeries NV#	40	592,855
Sofina SA#	1,529	438,319
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Syensqo SA#	6,512	$614,198
UCB SA	11,605	2,902,197
		17,988,735
Bermuda — 0.1%
Aegon, Ltd.#	115,234	1,063,305
CK Infrastructure Holdings, Ltd.	55,000	457,839
Hongkong Land Holdings, Ltd.	90,900	740,835
Jardine Matheson Holdings, Ltd.	15,100	889,541
		3,151,520
Denmark — 1.7%
AP Moller-Maersk A/S, Series A	226	731,156
AP Moller-Maersk A/S, Series B	318	1,064,373
Carlsberg A/S, Class B	8,880	1,218,966
Coloplast A/S, Class B	12,267	874,546
Danske Bank A/S	59,783	3,461,319
Demant A/S†	8,449	378,898
DSV A/S	18,363	3,873,509
Genmab A/S†	5,827	1,921,372
Novo Nordisk A/S, Class B	307,450	13,969,245
Novonesis (Novozymes), Class B	33,557	2,411,138
Orsted A/S*†	44,094	931,494
Pandora A/S	7,213	952,924
Tryg A/S	28,526	683,069
Vestas Wind Systems A/S	91,585	3,042,658
		35,514,667
Finland — 1.2%
Elisa Oyj	13,113	535,536
Fortum Oyj	43,194	1,039,563
Kesko Oyj, Class B	25,696	669,771
Kone Oyj, Class B	31,101	1,906,696
Metso Oyj	62,380	1,290,467
Neste Oyj	39,991	1,480,875
Nokia Oyj	479,650	4,862,693
Nordea Bank Abp	293,125	5,997,541
Orion Oyj, Class B	10,421	957,466
Sampo Oyj, Class A	227,591	2,571,148
Stora Enso Oyj, Class R	51,703	608,063
UPM-Kymmene Oyj	51,336	1,434,681
Wartsila OYJ Abp	47,165	1,527,939
		24,882,439
France — 8.6%
Abivax SA†	6,275	711,015
Accor SA	17,645	953,453
Aeroports de Paris SA	3,121	391,521
Air Liquide SA	59,666	11,749,971
Alstom SA†	33,882	643,858
Amundi SA*	5,824	638,603
AXA SA	150,525	7,535,700
Ayvens SA*	30,252	400,587
BioMerieux	3,658	318,884
BNP Paribas SA	95,073	11,350,200
Bouygues SA	21,276	1,092,814
Bureau Veritas SA	30,179	956,284
Capgemini SE	14,600	1,818,812
Carrefour SA	57,005	1,037,906
Cie de Saint-Gobain SA	42,967	3,908,818
Cie Generale des Etablissements Michelin SCA	59,076	2,401,689
Covivio SA	4,811	279,970
Credit Agricole SA	86,607	1,862,578
Danone SA	60,731	4,534,444

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Dassault Aviation SA	1,578	$520,184
Dassault Systemes SE	64,927	1,722,500
Eiffage SA	6,651	842,076
Engie SA	171,347	4,896,089
EssilorLuxottica SA	27,824	5,182,344
Gecina SA	4,096	325,427
Getlink SE	22,652	495,970
Hermes International S.C.A.	3,290	6,041,788
Ipsen SA	3,091	585,586
Kering SA	6,810	2,009,574
Klepierre SA	20,682	899,908
Legrand SA	24,409	3,871,501
L'Oreal SA	23,025	10,288,677
LVMH Moet Hennessy Louis Vuitton SE	23,755	12,507,729
Orange SA	177,756	3,180,707
Pernod Ricard SA	18,595	1,393,136
Publicis Groupe SA	21,738	2,548,964
Renault SA	17,838	615,790
Rexel SA	21,342	890,945
Safran SA	33,096	12,955,170
Sanofi SA	104,782	9,348,505
Sartorius Stedim Biotech	2,840	646,565
Schneider Electric SE	52,710	18,036,965
Societe Generale SA	60,998	5,147,412
Sodexo SA	7,686	516,912
Thales SA	8,831	2,499,788
TotalEnergies SE	185,977	16,316,103
Veolia Environnement SA	56,646	2,144,986
Vinci SA	45,034	5,918,788
		184,937,196
Germany — 8.8%
adidas AG	15,465	2,719,653
Allianz SE	36,316	19,016,020
BASF SE	85,203	5,243,298
Bayer AG	93,785	5,342,217
Bayerische Motoren Werke AG	30,863	2,221,915
Beiersdorf AG	8,587	789,161
Brenntag SE	10,825	790,136
Commerzbank AG	56,763	2,649,849
Continental AG	10,546	873,649
Daimler Truck Holding AG	43,852	2,383,308
Delivery Hero SE*†	15,582	664,786
Deutsche Bank AG	164,891	6,638,397
Deutsche Boerse AG	17,340	5,800,685
Deutsche Lufthansa AG	56,448	515,358
Deutsche Telekom AG	327,785	10,805,358
DHL AG	87,826	5,727,080
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	10,032	529,147
E.ON SE	214,326	4,431,314
Evonik Industries AG	25,369	560,174
Fresenius Medical Care AG	18,024	825,916
Fresenius SE & Co. KGaA	41,479	2,179,900
GEA Group AG	14,232	1,110,895
Hannover Rueck SE	5,741	1,721,795
Heidelberg Materials AG	12,577	2,406,801
Henkel AG & Co. KGaA	8,510	697,372
Henkel AG & Co. KGaA (Preference Shares)	14,624	1,291,653
Hensoldt AG	5,673	564,718
HOCHTIEF AG	1,374	667,753
Infineon Technologies AG	125,338	8,195,052
Knorr-Bremse AG	6,030	739,638
Security Description	Shares or Principal Amount	Value

Germany (continued)
Mercedes-Benz Group AG	64,635	$3,545,124
Merck KGaA	12,338	1,992,036
MTU Aero Engines AG	5,146	2,104,619
Muenchener Rueckversicherungs-Gesellschaft AG	12,176	7,337,402
Nemetschek SE	5,500	449,113
Porsche Automobil Holding SE (Preference Shares)	14,990	496,580
Rational AG	510	373,502
Rheinmetall AG	4,486	5,788,058
RWE AG	61,429	4,184,129
SAP SE	97,190	21,550,890
Sartorius AG (Preference Shares)	2,425	701,936
Siemens AG	69,365	23,011,043
Siemens Energy AG	74,317	12,273,386
Siemens Healthineers AG*	32,817	1,491,580
Symrise AG	12,519	1,340,721
Talanx AG	5,529	804,060
Volkswagen AG (Preference Shares)	19,650	1,773,003
Vonovia SE	68,395	1,529,300
Zalando SE*†	19,637	562,250
		189,411,730
Hong Kong — 1.7%
AIA Group, Ltd.	1,003,200	9,758,817
BOC Hong Kong Holdings, Ltd.	352,000	2,366,590
CK Asset Holdings, Ltd.	166,000	959,348
CK Hutchison Holdings, Ltd.	259,000	2,329,478
CLP Holdings, Ltd.	155,500	1,561,259
Futu Holdings, Ltd. ADR#	4,877	595,677
Galaxy Entertainment Group, Ltd.#	192,000	836,737
Henderson Land Development Co., Ltd.#	132,000	452,324
HKT Trust & HKT, Ltd.	312,000	486,004
Hong Kong & China Gas Co., Ltd.	1,085,000	998,010
Hong Kong Exchanges & Clearing, Ltd.	114,200	6,194,827
Link REIT	252,200	1,245,805
MTR Corp., Ltd.#	149,000	614,746
Power Assets Holdings, Ltd.	134,000	1,029,132
Sino Land Co., Ltd.	360,000	474,890
SITC International Holdings Co., Ltd.	132,000	803,945
Sun Hung Kai Properties, Ltd.	124,000	1,838,221
Swire Pacific, Ltd., Class A	33,000	448,367
Techtronic Industries Co., Ltd.	136,000	2,350,975
WH Group, Ltd.*	719,500	680,631
Wharf Real Estate Investment Co., Ltd.	140,000	551,180
		36,576,963
Ireland — 0.4%
AIB Group PLC	203,759	2,595,154
Bank of Ireland Group PLC	90,746	2,001,132
Kerry Group PLC, Class A	15,246	1,487,555
Kingspan Group PLC	14,538	1,730,877
Ryanair Holdings PLC	40,057	1,079,454
		8,894,172
Israel — 1.1%
Azrieli Group, Ltd.	4,241	561,977
Bank Hapoalim BM	118,933	3,072,819
Bank Leumi Le-Israel BM	141,072	3,600,463
Check Point Software Technologies, Ltd.†	7,463	1,036,685
Elbit Systems, Ltd.	2,666	1,879,428
Enlight Renewable Energy, Ltd.†	13,325	1,040,170
Harel Insurance Investments & Financial Services, Ltd.	11,022	713,677
ICL Group, Ltd.	67,706	386,995
Israel Discount Bank, Ltd., Class A	118,409	1,354,400
Mizrahi Tefahot Bank, Ltd.	14,628	1,134,545

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Nova, Ltd.†	2,945	$1,031,457
OPC Energy, Ltd.†	16,977	564,339
Phoenix Financial, Ltd.	21,472	1,348,665
Teva Pharmaceutical Industries, Ltd. ADR†	112,284	4,047,838
Tower Semiconductor, Ltd.†	10,669	2,184,505
		23,957,963
Italy — 3.0%
Banca Mediolanum SpA	18,909	528,228
Banca Monte dei Paschi di Siena SpA	181,285	2,436,733
Banco BPM SpA	94,442	1,763,961
BPER Banca SpA	135,035	2,235,737
Buzzi SpA#	7,559	360,513
Enel SpA	731,756	8,007,575
Eni SpA	173,436	4,694,897
FinecoBank Banca Fineco SpA	58,152	1,602,201
Generali#	69,901	3,618,793
Intesa Sanpaolo SpA	1,356,506	10,697,080
Italgas SpA	57,226	584,013
Leonardo SpA	38,634	2,320,951
Moncler SpA	21,032	1,150,884
Poste Italiane SpA	44,479	1,435,758
Prysmian SpA	26,881	3,753,078
Recordati Industria Chimica e Farmaceutica SpA	9,675	590,556
Snam SpA	195,677	1,317,364
Telecom Italia SpA†	164,125	1,493,850
Terna - Rete Elettrica Nazionale	133,416	1,510,021
UniCredit SpA	129,558	12,662,062
Unipol Assicurazioni SpA	34,589	1,133,790
		63,898,045
Japan — 23.6%
Advantest Corp.	70,200	14,804,620
Aeon Co., Ltd.#	204,400	1,735,641
AGC, Inc.	17,700	635,649
Aisin Corp.	44,700	629,857
Ajinomoto Co., Inc.	81,700	2,762,713
ANA Holdings, Inc.	14,400	273,938
Asahi Group Holdings, Ltd.	135,500	1,421,584
Asahi Kasei Corp.#	118,400	1,218,464
Asics Corp.	64,900	1,828,169
Astellas Pharma, Inc.	164,100	2,436,076
Bandai Namco Holdings, Inc.	47,500	1,700,782
Bridgestone Corp.	101,900	2,643,978
Canon, Inc.#	76,400	2,235,806
Capcom Co., Ltd.#	24,700	660,213
Central Japan Railway Co.	71,400	1,777,067
Chiba Bank, Ltd.#	51,400	907,343
Chubu Electric Power Co., Inc.	63,300	1,138,607
Chugai Pharmaceutical Co., Ltd.	64,100	2,773,855
Dai Nippon Printing Co., Ltd.	33,900	658,053
Daifuku Co., Ltd.	30,200	1,097,219
Dai-ichi Life Group, Inc.	328,500	3,780,577
Daiichi Sankyo Co., Ltd.	162,800	2,902,375
Daikin Industries, Ltd.	23,900	3,164,973
Daito Trust Construction Co., Ltd.	27,300	569,070
Daiwa House Industry Co., Ltd.	53,100	1,555,606
Daiwa Securities Group, Inc.	120,700	1,392,867
Denso Corp.	152,100	1,842,338
Disco Corp.	8,400	3,056,075
East Japan Railway Co.	92,100	2,064,539
Ebara Corp.	43,700	1,280,499
Security Description	Shares or Principal Amount	Value

Japan (continued)
Eisai Co., Ltd.	25,600	$759,587
ENEOS Holdings, Inc.	244,300	2,047,685
FANUC Corp.	89,100	3,377,155
Fast Retailing Co., Ltd.	17,500	7,936,620
Fuji Electric Co., Ltd.	13,300	1,153,083
FUJIFILM Holdings Corp.	106,900	2,268,488
Fujikura, Ltd.	144,000	4,961,352
Fujitsu, Ltd.	161,900	3,921,071
Furukawa Electric Co., Ltd.	63,200	1,590,385
Hankyu Hanshin Holdings, Inc.#	21,000	617,972
Hikari Tsushin, Inc.	1,700	430,667
Hitachi, Ltd.	424,100	14,436,656
Honda Motor Co., Ltd.	346,200	3,705,803
Hoya Corp.	32,300	4,973,897
Hulic Co., Ltd.	42,400	473,633
Ibiden Co., Ltd.	22,200	2,842,573
Idemitsu Kosan Co., Ltd.#	72,000	640,000
IHI Corp.	94,100	1,579,820
Inpex Corp.	84,100	2,083,153
Isuzu Motors, Ltd.	48,500	694,332
ITOCHU Corp.	532,800	7,030,625
Japan Exchange Group, Inc.	94,000	1,323,944
Japan Post Bank Co., Ltd.	170,700	3,638,394
Japan Post Holdings Co., Ltd.	148,100	2,305,168
Japan Post Insurance Co., Ltd.	51,500	546,432
Japan Tobacco, Inc.	105,000	4,558,216
JX Advanced Metals Corp.#	52,600	1,241,986
Kajima Corp.#	37,900	1,147,795
Kansai Electric Power Co., Inc.	92,000	1,618,566
Kao Corp.	86,600	1,973,775
Kawasaki Heavy Industries, Ltd.	70,400	1,137,417
Kawasaki Kisen Kaisha, Ltd.#	32,400	675,380
KDDI Corp.	279,800	5,183,525
Keyence Corp.	18,100	9,478,848
Kikkoman Corp.#	64,500	740,892
Kioxia Holdings Corp.†	36,800	11,515,693
Kirin Holdings Co., Ltd.	75,500	1,443,361
Kokusai Electric Corp.	21,100	1,160,599
Komatsu, Ltd.	82,200	3,827,253
Konami Group Corp.	9,400	1,300,701
Kubota Corp.	92,400	1,696,169
Kyocera Corp.	111,800	2,559,328
Kyowa Kirin Co., Ltd.	23,400	384,946
Lasertec Corp.	7,400	1,558,285
LY Corp.	247,000	859,668
Makita Corp.#	21,100	699,899
Marubeni Corp.	134,800	4,158,337
Minebea Mitsumi, Inc.	31,000	655,900
Mitsubishi Chemical Group Corp.	116,400	878,738
Mitsubishi Corp.	293,500	8,826,128
Mitsubishi Electric Corp.	182,900	6,394,344
Mitsubishi Estate Co., Ltd.	101,600	2,413,596
Mitsubishi HC Capital, Inc.#	84,500	737,358
Mitsubishi Heavy Industries, Ltd.	307,800	7,493,172
Mitsubishi UFJ Financial Group, Inc.	1,024,200	23,593,465
Mitsui & Co., Ltd.	225,600	7,073,743
Mitsui Fudosan Co., Ltd.	241,400	2,300,667
Mitsui Kinzoku Co., Ltd.	5,100	936,836
Mitsui OSK Lines, Ltd.#	31,900	1,399,007
Mizuho Financial Group, Inc.	222,500	12,010,125
MS&AD Insurance Group Holdings, Inc.	114,000	3,644,432
Murata Manufacturing Co., Ltd.	155,600	7,004,192
NEC Corp.	117,200	3,600,736

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nexon Co., Ltd.	29,500	$585,383
NIDEC Corp.†	81,100	1,310,292
Nintendo Co., Ltd.	104,500	5,916,106
Nippon Building Fund, Inc.	742	586,633
Nippon Paint Holdings Co., Ltd.#	90,800	686,897
Nippon Sanso Holdings Corp.	16,000	568,889
Nippon Steel Corp.#	461,700	1,935,816
Nippon Yusen KK#	37,400	1,648,175
Nissan Motor Co., Ltd.#†	232,500	478,099
Nitori Holdings Co., Ltd.	38,000	725,033
Nitto Denko Corp.	64,300	1,413,594
Nomura Holdings, Inc.	280,100	2,867,628
Nomura Research Institute, Ltd.#	36,700	1,215,522
NTT, Inc.	2,878,500	3,108,239
Obayashi Corp.	59,400	1,112,704
Obic Co., Ltd.	31,300	996,310
Olympus Corp.	100,000	1,317,997
Oriental Land Co., Ltd.#	103,100	1,952,285
ORIX Corp.	105,700	4,157,864
Osaka Gas Co., Ltd.	32,000	1,153,202
Otsuka Corp.	20,900	472,425
Otsuka Holdings Co., Ltd.	40,200	3,082,629
Pan Pacific International Holdings Corp.	185,100	935,059
Panasonic Holdings Corp.	222,600	6,267,636
Rakuten Group, Inc.†	138,100	670,833
Recruit Holdings Co., Ltd.	127,100	14,492,185
Renesas Electronics Corp.	165,200	3,507,721
Resona Holdings, Inc.	198,200	3,138,942
Resonac Holdings Corp.	17,500	1,735,759
Ryohin Keikaku Co., Ltd.	47,700	1,292,304
Sanrio Co., Ltd.#	90,500	728,815
SBI Holdings, Inc.#	49,900	1,035,171
SCREEN Holdings Co., Ltd.	14,600	1,242,942
Secom Co., Ltd.	37,600	1,527,772
Sekisui House, Ltd.	56,100	1,210,145
Seven & i Holdings Co., Ltd.#	180,300	2,286,622
Shimano, Inc.	6,900	861,474
Shimizu Corp.	47,300	707,057
Shin-Etsu Chemical Co., Ltd.	157,500	5,938,169
Shionogi & Co., Ltd.	73,600	1,340,925
Shiseido Co., Ltd.	38,100	888,642
SMC Corp.	5,400	2,390,197
SoftBank Corp.	2,747,000	4,077,081
SoftBank Group Corp.	356,000	11,588,106
Sompo Holdings, Inc.	78,000	3,344,601
Sony Group Corp.	557,700	14,020,176
Subaru Corp.	48,900	816,684
Sumitomo Corp.#	387,800	4,348,943
Sumitomo Electric Industries, Ltd.	272,900	3,794,121
Sumitomo Metal Mining Co., Ltd.	23,300	1,621,155
Sumitomo Mitsui Financial Group, Inc.	348,700	15,224,930
Sumitomo Mitsui Trust Group, Inc.	240,200	2,671,896
Sumitomo Realty & Development Co., Ltd.	58,400	1,215,890
Suntory Beverage & Food, Ltd.	12,100	341,754
Suzuki Motor Corp.	150,000	2,091,080
T&D Holdings, Inc.	41,900	1,279,950
Taisei Corp.	13,700	1,077,991
Takeda Pharmaceutical Co., Ltd.	153,600	5,543,061
TDK Corp.	180,900	3,485,510
Terumo Corp.	127,200	2,003,350
Toho Co., Ltd.#	49,500	489,268
Tokio Marine Holdings, Inc.	171,800	8,288,342
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tokyo Electron, Ltd.	42,800	$15,121,327
Tokyo Gas Co., Ltd.	28,300	1,095,861
TOPPAN Holdings, Inc.#	20,600	656,750
Toray Industries, Inc.	121,900	982,449
Toyota Motor Corp.	909,700	17,971,914
Toyota Tsusho Corp.	60,800	2,846,087
Unicharm Corp.#	99,100	618,545
West Japan Railway Co.#	38,900	734,169
Yamaha Motor Co., Ltd.	83,600	999,537
Yokogawa Electric Corp.	20,500	656,000
Yokohama Financial Group, Inc.	92,200	1,125,735
Zensho Holdings Co., Ltd.#	9,100	671,606
		508,464,087
Jersey — 0.6%
CVC Capital Partners PLC*#	20,847	350,390
Experian PLC	86,009	3,527,261
Glencore PLC	896,234	7,177,201
Wise Group PLC, Class A†	68,427	899,777
		11,954,629
Luxembourg — 0.6%
ArcelorMittal SA	40,691	3,029,662
Eurofins Scientific SE	10,882	916,904
InPost SA†	24,856	449,529
Millicom International Cellular SA	8,799	824,994
Spotify Technology SA†	14,080	7,654,170
Tenaris SA	30,407	845,189
		13,720,448
Macau — 0.0%
Sands China, Ltd.	243,600	436,640
Netherlands — 6.9%
ABN AMRO Bank NV CVA	58,939	2,855,490
Adyen NV*†	2,560	3,114,514
AerCap Holdings NV	15,383	2,244,995
Airbus SE	56,981	13,054,576
Akzo Nobel NV	14,684	1,052,367
Argenx SE†	5,999	6,101,299
ASM International NV	4,474	4,198,992
ASML Holding NV	37,221	62,767,168
ASR Nederland NV#	15,263	1,285,687
BE Semiconductor Industries NV	6,740	1,530,539
Davide Campari-Milano NV#	54,969	371,602
Euronext NV*	7,497	1,420,297
EXOR NV	8,359	710,242
Ferrari NV	11,570	4,898,562
Ferrovial NV	45,270	2,650,201
Heineken Holding NV	11,454	908,690
Heineken NV	25,755	2,174,872
ING Groep NV	275,532	9,756,543
Koninklijke Ahold Delhaize NV	84,415	3,005,300
Koninklijke KPN NV	365,381	1,753,654
Koninklijke Philips NV	75,402	2,006,530
Magnum Ice Cream Co. NV #†	47,385	973,218
Nebius Group NV#†	19,278	3,977,437
NN Group NV	25,107	2,268,883
Prosus NV	115,319	5,134,255
QIAGEN NV	20,102	869,417
Stellantis NV†	196,816	1,087,162
STMicroelectronics NV	60,327	3,014,181

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	101,374	$1,725,051
Wolters Kluwer NV	21,499	1,769,027
		148,680,751
New Zealand — 0.2%
Auckland International Airport, Ltd.#	163,040	853,694
Contact Energy, Ltd.	89,477	463,217
Fisher & Paykel Healthcare Corp., Ltd.	55,606	1,460,729
Infratil, Ltd.	87,717	748,366
Meridian Energy, Ltd.	126,991	415,492
Xero, Ltd.†	15,552	923,550
		4,865,048
Norway — 0.6%
Aker BP ASA	29,989	1,147,405
DNB Bank ASA	77,581	2,648,652
Equinor ASA	63,046	2,694,911
Gjensidige Forsikring ASA	18,436	559,172
Kongsberg Gruppen ASA	39,866	1,354,644
Mowi ASA	41,179	905,222
Norsk Hydro ASA	123,831	1,244,439
Orkla ASA	70,575	720,951
Salmar ASA	6,407	390,163
Telenor ASA	59,144	867,815
Var Energi ASA	93,225	495,570
Yara International ASA	15,025	733,260
		13,762,204
Portugal — 0.2%
Banco Comercial Portugues SA	781,058	1,015,199
EDP SA	283,657	1,541,315
Galp Energia SGPS SA	39,131	972,685
Jeronimo Martins SGPS SA	26,806	560,457
		4,089,656
Singapore — 1.8%
CapitaLand Ascendas REIT#	384,942	741,962
CapitaLand Integrated Commercial Trust	610,182	1,137,701
CapitaLand Investment, Ltd.#	214,100	446,357
DBS Group Holdings, Ltd.	197,700	12,038,376
Grab Holdings, Ltd., Class A†	228,942	810,455
Keppel, Ltd.#	136,500	1,245,693
Oversea-Chinese Banking Corp., Ltd.	312,500	7,749,194
Sea, Ltd. ADR†	35,891	4,072,911
Singapore Airlines, Ltd.	141,100	753,732
Singapore Exchange, Ltd.	75,600	1,516,639
Singapore Technologies Engineering, Ltd.	150,900	1,280,946
Singapore Telecommunications, Ltd.	707,800	2,528,056
United Overseas Bank, Ltd.	115,300	3,769,859
Wilmar International, Ltd.	158,900	480,038
Yangzijiang Shipbuilding Holdings, Ltd.	247,800	943,554
		39,515,473
Spain — 3.9%
Acciona SA#	2,276	554,117
ACS Actividades de Construccion y Servicios SA	17,101	2,028,079
Aena SME SA*	71,597	2,197,179
Amadeus IT Group SA	41,931	2,835,601
Banco Bilbao Vizcaya Argentaria SA	537,839	15,636,907
Banco de Sabadell SA	454,538	1,918,109
Banco Santander SA	1,367,230	20,111,765
Bankinter SA	60,474	1,170,609
CaixaBank SA	335,291	5,125,255
Security Description	Shares or Principal Amount	Value

Spain (continued)
Cellnex Telecom SA*	46,437	$1,428,301
EDP Renewables SA#	29,280	464,579
Endesa SA	29,822	1,458,333
Iberdrola SA	592,224	13,812,981
Indra Sistemas SA	9,317	662,316
Industria de Diseno Textil SA	104,134	7,015,494
International Consolidated Airlines Group SA	111,174	646,962
Mapfre SA	90,379	469,259
Naturgy Energy Group SA	39,701	1,358,538
Repsol SA	105,522	3,340,006
Telefonica SA	348,663	1,478,616
		83,713,006
SupraNational — 0.1%
Unibail-Rodamco-Westfield	10,398	1,176,860
Sweden — 3.0%
AddTech AB, Class B	25,070	885,256
Alfa Laval AB	27,534	1,652,445
Assa Abloy AB, Class B	93,164	3,474,566
Atlas Copco AB, Class A	240,393	5,170,471
Atlas Copco AB, Class B	141,556	2,636,721
Beijer Ref AB	41,090	594,621
Boliden AB	26,920	1,586,927
Epiroc AB, Class A	58,055	1,603,875
Epiroc AB, Class B	36,879	866,369
EQT AB	41,804	1,455,206
Essity AB, Class B	54,103	1,585,641
Evolution AB*†	11,622	1,010,318
H & M Hennes & Mauritz AB, Class B	39,657	727,706
Hexagon AB, Class B	198,199	2,070,425
Industrivarden AB, Class A	10,269	582,732
Industrivarden AB, Class C	15,287	858,708
Indutrade AB	25,285	666,336
Investor AB, Class B	166,210	7,168,914
L E Lundbergforetagen AB, Class B	6,906	424,340
Lifco AB, Class B	19,750	654,508
Nibe Industrier AB, Class B	141,084	629,731
Saab AB, Class B	30,578	2,020,623
Sandvik AB	98,792	3,965,027
Securitas AB, Class B	46,906	744,411
Skandinaviska Enskilda Banken AB, Class A	139,705	3,273,225
Skanska AB, Class B	31,536	896,922
SKF AB, Class B	32,985	957,420
Svenska Cellulosa AB SCA, Class B	57,262	683,367
Svenska Handelsbanken AB, Class A	129,958	2,007,516
Swedbank AB, Class A	78,347	3,077,388
Swedish Orphan Biovitrum AB†	16,826	790,208
Tele2 AB, Class B	52,666	934,528
Telefonaktiebolaget LM Ericsson, Class B	252,324	2,548,097
Telia Co. AB	227,170	1,035,087
Trelleborg AB, Class B	18,190	854,646
Volvo AB, Class B	148,169	5,355,814
		65,450,095
Switzerland — 9.3%
ABB, Ltd.	149,621	14,622,452
Alcon AG	47,703	3,455,790
Avolta AG	8,721	492,178
Banque Cantonale Vaudoise#	2,939	471,563
Barry Callebaut AG	339	467,601
Belimo Holding AG	927	980,497
BKW AG	1,858	287,773
Chocoladefabriken Lindt & Spruengli AG	10	1,115,853

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	91	$985,594
Cie Financiere Richemont SA, Class A	51,319	12,198,857
Coca-Cola HBC AG	19,214	1,189,661
DSM-Firmenich AG	15,926	1,771,079
EMS-Chemie Holding AG#	662	646,972
Galderma Group AG	17,601	3,655,852
Geberit AG	3,076	2,169,772
Givaudan SA	881	3,576,968
Helvetia Baloise Holding AG	7,355	1,950,779
Holcim AG	48,704	4,280,240
Julius Baer Group, Ltd.	19,666	1,829,995
Kuehne & Nagel International AG	4,698	1,254,195
Logitech International SA#	13,968	1,372,004
Lonza Group AG	6,704	4,781,996
Nestle SA	247,071	24,091,218
Novartis AG	175,613	26,778,077
Partners Group Holding AG	2,031	1,841,179
Roche Holding AG	67,371	29,403,710
Roche Holding AG (BR)	2,801	1,248,816
Sandoz Group AG	39,904	3,352,854
Schindler Holding AG	1,859	591,035
Schindler Holding AG (Participation Certificate)	3,820	1,242,853
SGS SA	15,805	1,813,660
Sika AG	14,554	3,457,779
Sonova Holding AG	4,783	1,373,925
Straumann Holding AG	10,563	1,227,025
Swatch Group AG	2,619	607,163
Swiss Life Holding AG	2,656	3,019,563
Swiss Prime Site AG	7,784	1,202,723
Swiss Re AG	28,521	4,959,023
Swisscom AG	2,473	1,916,663
UBS Group AG	298,604	16,357,005
VAT Group AG*	2,578	1,911,614
Zurich Insurance Group AG	14,282	10,470,110
		200,423,666
United Kingdom — 13.8%
3i Group PLC	92,930	3,546,975
Admiral Group PLC	25,232	1,373,055
Airtel Africa PLC*	76,435	343,997
Anglo American PLC	101,214	5,815,840
Antofagasta PLC	32,634	1,771,244
Associated British Foods PLC#	26,509	735,416
AstraZeneca PLC	145,015	23,412,214
Aviva PLC	289,219	2,854,696
BAE Systems PLC	279,680	7,631,063
Barclays PLC	1,306,276	8,746,054
BP PLC	1,498,853	10,679,563
British American Tobacco PLC	191,701	10,659,859
BT Group PLC	547,136	1,518,348
Bunzl PLC	31,375	1,185,032
Centrica PLC	441,625	930,045
Coca-Cola Europacific Partners PLC	19,162	2,069,879
Compass Group PLC	162,329	4,958,990
Diageo PLC	212,554	4,926,072
Diploma PLC	12,880	1,276,124
Endeavour Mining PLC	20,446	1,284,677
Fresnillo PLC	17,237	733,233
GSK PLC	387,272	9,731,846
Haleon PLC	850,326	4,237,688
Halma PLC	35,312	1,731,773
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
HSBC Holdings PLC	1,647,791	$34,044,048
Imperial Brands PLC	70,671	2,414,520
Informa PLC	121,434	1,480,328
InterContinental Hotels Group PLC	13,592	2,181,405
Intertek Group PLC	14,799	1,171,935
J Sainsbury PLC	161,641	729,237
Kingfisher PLC	164,429	700,239
Land Securities Group PLC	70,143	651,395
Legal & General Group PLC	500,002	1,981,186
Lloyds Banking Group PLC	5,590,628	8,304,988
London Stock Exchange Group PLC	42,553	5,170,976
M&G PLC	210,215	998,752
Marks & Spencer Group PLC	200,783	1,072,356
Melrose Industries PLC	119,662	832,342
National Grid PLC	474,778	7,516,502
NatWest Group PLC	761,860	6,993,900
Next PLC	10,963	2,299,383
Pearson PLC	44,373	739,524
Prudential PLC	240,951	3,291,004
Reckitt Benckiser Group PLC	61,301	4,249,953
RELX PLC	170,476	6,169,233
Rentokil Initial PLC	244,004	1,157,259
Rio Tinto PLC	101,832	10,457,778
Rolls-Royce Holdings PLC	801,784	16,540,828
Sage Group PLC	86,472	1,277,560
Schroders PLC	75,223	595,147
Segro PLC	118,180	1,534,307
Severn Trent PLC	26,373	1,118,140
Shell PLC	533,438	24,285,496
Smith & Nephew PLC	72,757	1,043,679
Smiths Group PLC	28,700	1,013,282
Spirax Group PLC	7,210	692,925
SSE PLC	115,718	3,833,466
Standard Chartered PLC	169,921	4,995,635
Standard Life PLC	68,067	864,578
Tesco PLC	609,549	3,764,242
Unilever PLC	206,580	13,385,341
United Utilities Group PLC	70,140	1,352,769
Verisure PLC	20,523	212,162
Vodafone Group PLC	1,761,665	2,828,883
		296,100,366
Total Long-Term Investment Securities (cost $1,463,725,383)		2,129,522,067
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	6,687,961	6,687,961
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2)	25,412,208	25,412,208
Total Short-Term Investments (cost $32,100,169)		32,100,169
TOTAL INVESTMENTS (cost $1,495,825,552)	100.4%	2,161,622,236
Other assets less liabilities	(0.4)	(8,032,361)
NET ASSETS	100.0%	$2,153,589,875

†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was $18,626,428 representing 0.9% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $52,007,415.
This was secured by collateral of $25,412,208, which was received in cash and subsequently invested in short-term investments currently valued at $25,412,208 as reported in the Portfolio of Investments. Additional collateral of $29,172,692 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Bills	0.00%	09/22/2026 to 06/10/2027	$1,362,982
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2026 to 08/15/2056	27,809,710

ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	30,394	2.45% (ESTR + 0.26%)	Monthly	08/19/2031	$528,556	$9,179	$9,179
BNP Paribas SA	Pay	Redeia Corp. SA	9,523	2.45% (ESTR + 0.26%)	Monthly	06/17/2027	165,606	2,876	2,876
								12,055	12,055
Hong Kong
Bank of America Merrill Lynch	Pay	Hong Kong Exchanges & Clearing, Ltd.	800	4.31% (HONIA + 0.30%)	Monthly	02/15/2028	41,426	1,939	1,939
Israel
JPMorgan Securities, LLC	Pay	Bank Hapoalim BM	6,128	4.25% (SHIR + 0.75%)	Monthly	02/09/2027	151,700	5,964	5,964
								$19,958	$19,958
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
SHIR—Shekel Overnight Interest Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Long	FTSE 100 Index	September 2026	$3,349,215	$3,377,041	$27,826
14	Long	SPI 200 Index	September 2026	2,260,670	2,263,309	2,639
						$30,465

						Unrealized (Depreciation)
89	Long	Euro STOXX 50 Index	September 2026	$6,735,651	$6,654,436	$(81,215)
19	Long	SGX Nikkei 225 Index	September 2026	4,032,726	3,952,535	(80,191)
						$(161,406)
		Net Unrealized Appreciation (Depreciation)				$(130,941)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	18.0%
Pharmaceuticals	7.3
Semiconductors	6.2
Insurance	6.0
Oil & Gas	3.7

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Aerospace/Defense	3.6%
Mining	3.4
Electric	3.2
Telecommunications	3.0
Food	2.7
Auto Manufacturers	2.2
Electrical Components & Equipment	2.2
Machinery-Construction & Mining	2.2
Commercial Services	2.2
Retail	2.1
Chemicals	2.1
Diversified Financial Services	1.8
Machinery-Diversified	1.7
Distribution/Wholesale	1.6
Software	1.6
Cosmetics/Personal Care	1.5
Short-Term Investments	1.5
Building Materials	1.3
Miscellaneous Manufacturing	1.3
Electronics	1.3
Health Care-Products	1.2
Transportation	1.2
Engineering & Construction	1.2
Apparel	1.2
Beverages	1.1
Home Furnishings	1.0
Internet	0.8
Agriculture	0.8
Computers	0.7
Biotechnology	0.7
REITS	0.7
Real Estate	0.6
Auto Parts & Equipment	0.5
Health Care-Services	0.4
Toys/Games/Hobbies	0.4
Entertainment	0.4
Private Equity	0.4
Hand/Machine Tools	0.4
Gas	0.4
Investment Companies	0.3
Iron/Steel	0.3
Household Products/Wares	0.3
Water	0.3
Food Service	0.2
Lodging	0.2
Metal Fabricate/Hardware	0.2
Home Builders	0.2
Leisure Time	0.1
Energy-Alternate Sources	0.1
Advertising	0.1
Office/Business Equipment	0.1
Media	0.1
Forest Products & Paper	0.1
100.4%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Jersey	$350,390	$11,604,239	$—	$11,954,629
Switzerland	199,234,005	1,189,661	—	200,423,666
United Kingdom	2,282,041	293,818,325	—	296,100,366
Other Countries	1,621,043,406	—	—	1,621,043,406
Short-Term Investments	32,100,169	—	—	32,100,169
Total Investments at Value	$1,855,010,011	$306,612,225	$—	$2,161,622,236
Other Financial Instruments:†
Swaps	$—	$19,958	$—	$19,958
Futures Contracts	30,465	—	—	30,465
Total Other Financial Instruments	$30,465	$19,958	$—	$50,423
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$161,406	$—	$—	$161,406

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.7%
Cayman Islands — 0.5%
Gaci First Investment Co.
4.88%, 02/14/2035	$300,000	$286,215
Colombia — 0.9%
Ecopetrol SA
4.63%, 11/02/2031	300,000	275,437
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035*	200,000	195,360
		470,797
Luxembourg — 0.5%
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	285,000	282,520
Mexico — 1.7%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039	196,474	208,714
Petroleos Mexicanos
6.70%, 02/16/2032	470,000	472,380
6.75%, 09/21/2047	250,000	209,863
		890,957
Morocco — 0.5%
OCP SA
6.70%, 03/01/2036*#	280,000	287,792
Turkey — 0.6%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	300,000	307,615
Total Corporate Bonds & Notes (cost $2,451,541)		2,525,896
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.9%
United States — 31.9%
United States Treasury Bonds
2.25%, 08/15/2046	300,000	187,840
2.88%, 05/15/2043 to 05/15/2052	1,270,000	894,873
3.00%, 02/15/2047	500,000	357,500
3.75%, 11/15/2043	470,000	392,560
4.25%, 05/15/2039	400,000	375,969
4.38%, 05/15/2041	400,000	372,250
4.63%, 11/15/2055	200,000	181,313
4.75%, 02/15/2041 to 02/15/2056	1,450,000	1,362,449
United States Treasury Notes
0.88%, 11/15/2030	1,000,000	863,086
1.13%, 08/31/2028#	1,220,000	1,145,513
1.25%, 04/30/2028 to 09/30/2028	1,650,000	1,563,692
1.25%, 08/15/2031#	500,000	428,203
1.38%, 12/31/2028	800,000	747,281
1.38%, 11/15/2031#	400,000	341,984
1.63%, 05/15/2031#	700,000	615,563
2.88%, 05/15/2028	1,100,000	1,073,918
2.88%, 05/15/2032#	600,000	549,773
3.38%, 05/15/2033#	300,000	278,859
3.63%, 08/31/2029#	900,000	880,172
3.75%, 06/30/2030	400,000	390,016
3.88%, 08/15/2034	600,000	568,406
4.00%, 02/15/2034#	600,000	575,813
4.13%, 02/15/2036#	600,000	572,344
4.25%, 08/15/2035	200,000	193,258
4.38%, 12/31/2029 to 11/30/2030	1,800,000	1,794,953
Security Description		Shares or Principal Amount	Value

United States (continued)
4.38%, 05/15/2034#		$300,000	$294,609
4.63%, 02/15/2035#		200,000	199,039
Total U.S. Government & Agency Obligations (cost $18,354,070)			17,201,236
FOREIGN GOVERNMENT OBLIGATIONS — 61.4%
Angola — 1.0%
Angolan Government International Bond
8.75%, 04/14/2032		200,000	204,315
9.24%, 01/15/2031*		300,000	314,932
			519,247
Argentina — 1.4%
Argentine Republic Government International Bond
3.50%, 07/09/2041(1)		230,000	161,874
4.13%, 07/09/2035(1)		500,000	377,750
5.00%, 01/09/2038(1)		240,000	190,320
			729,944
Armenia — 0.8%
Republic of Armenia International Bond
3.60%, 02/02/2031		450,000	410,842
Bahamas — 0.8%
Bahamas Government International Bond
8.25%, 06/24/2036		400,000	440,936
Benin — 0.8%
Benin Government International Bond
7.96%, 02/13/2038		100,000	105,664
7.96%, 02/13/2038		300,000	316,992
			422,656
Brazil — 0.6%
Brazilian Government International Bond
5.00%, 01/27/2045		200,000	153,620
6.25%, 05/22/2036		200,000	193,800
			347,420
Bulgaria — 0.6%
Bulgaria Government International Bond
5.00%, 03/05/2037		360,000	343,800
Canada — 1.3%
Canadian Government Bond
2.75%, 09/01/2030	CAD	1,000,000	706,861
Chile — 1.5%
Chile Government International Bond
3.50%, 04/15/2053		400,000	268,800
4.00%, 08/03/2034	EUR	315,000	362,140
4.95%, 01/05/2036		200,000	192,770
			823,710
Colombia — 0.4%
Colombia Government International Bond
6.13%, 01/21/2031		200,000	199,660
Congo — 0.7%
DRC International Bond
9.50%, 04/16/2037*		350,000	365,585
Ecuador — 0.9%
Ecuador Government International Bond
9.25%, 01/29/2039*		475,000	479,037

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt — 1.5%
Egypt Government International Bond
7.30%, 09/30/2033		$400,000	$399,083
7.63%, 05/29/2032		200,000	204,690
8.88%, 05/29/2050		200,000	196,097
			799,870
El Salvador — 0.8%
El Salvador Government International Bond
7.65%, 06/15/2035		400,000	414,392
Finland — 0.5%
Finland Government Bond
0.13%, 04/15/2052*	EUR	600,000	260,117
France — 3.1%
French Republic Government Bond OAT
0.75%, 05/25/2028*	EUR	400,000	446,779
2.00%, 11/25/2032*	EUR	800,000	844,316
2.75%, 02/25/2029*	EUR	250,000	287,561
3.50%, 11/25/2033*	EUR	100,000	113,970
			1,692,626
Germany — 4.8%
Bundesrepublik Deutschland Bundesanleihe
2.30%, 02/15/2033	EUR	400,000	442,623
2.40%, 11/15/2030	EUR	500,000	567,132
2.50%, 08/15/2054	EUR	200,000	180,728
2.90%, 08/15/2056	EUR	435,000	424,570
4.00%, 01/04/2037	EUR	200,000	245,775
5.50%, 01/04/2031	EUR	400,000	511,203
6.50%, 07/04/2027	EUR	200,000	239,442
			2,611,473
Ghana — 0.4%
Ghana Government International Bond
5.00%, 07/03/2035(1)		210,000	195,163
Guatemala — 0.9%
Guatemala Government Bond
5.38%, 04/24/2032		300,000	296,553
6.60%, 06/13/2036		200,000	208,732
			505,285
Honduras — 0.7%
Honduras Government International Bond
6.40%, 07/29/2036*		400,000	401,200
Hungary — 0.4%
Hungary Government International Bond
6.75%, 09/23/2055		200,000	206,991
Israel — 1.1%
Israel Government International Bond
5.00%, 01/13/2036		600,000	577,313
Italy — 6.1%
Italy Buoni Poliennali Del Tesoro
0.60%, 08/01/2031*	EUR	500,000	505,801
1.45%, 03/01/2036*	EUR	400,000	370,259
2.50%, 12/01/2032	EUR	600,000	652,465
2.70%, 03/01/2047*	EUR	670,000	579,193
3.00%, 08/01/2029	EUR	300,000	346,634
3.60%, 10/01/2035	EUR	350,000	393,537
4.75%, 09/01/2028*	EUR	140,000	167,778
6.00%, 05/01/2031	EUR	200,000	257,597
			3,273,264
Security Description		Shares or Principal Amount	Value

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.75%, 02/25/2041*		$200,000	$189,373
8.25%, 01/30/2037		200,000	216,687
			406,060
Japan — 4.4%
Japan Government Five Year Bond
0.70%, 09/20/2029	JPY	125,000,000	754,546
Japan Government Forty Year Bond
0.40%, 03/20/2056	JPY	70,000,000	163,154
0.70%, 03/20/2061	JPY	135,000,000	324,642
Japan Government Ten Year Bond
1.20%, 12/20/2034	JPY	50,000,000	277,975
Japan Government Twenty Year Bond
1.60%, 03/20/2032	JPY	40,000,000	241,380
1.70%, 09/20/2032	JPY	60,000,000	361,435
2.40%, 03/20/2045	JPY	50,000,000	256,979
			2,380,111
Kazakhstan — 0.4%
Kazakhstan Government International Bond
6.50%, 07/21/2045		200,000	211,034
Kyrgyzstan — 0.9%
Kyrgyz Republic International Bond
7.75%, 06/03/2030*		300,000	307,291
7.75%, 06/03/2030		200,000	204,860
			512,151
Mexico — 3.2%
Mexican Bonos
8.00%, 02/21/2036	MXN	7,000,000	378,697
8.50%, 11/18/2038	MXN	6,500,000	353,230
Mexico Government International Bond
2.66%, 05/24/2031		700,000	615,545
6.00%, 05/07/2036		400,000	390,180
			1,737,652
Nigeria — 0.7%
Nigeria Government International Bond
7.88%, 02/16/2032		350,000	367,744
Pakistan — 0.4%
Pakistan Government International Bond
6.98%, 04/24/2029		200,000	200,549
Peru — 0.4%
Peruvian Government International Bond
6.20%, 06/30/2055		200,000	197,520
Poland — 1.2%
Republic of Poland Government Bond
5.00%, 10/25/2035	PLN	1,000,000	250,103
5.00%, 04/25/2037	PLN	1,700,000	415,629
			665,732
Romania — 2.1%
Romanian Government International Bond
5.75%, 09/16/2030*		200,000	199,677
6.00%, 09/24/2044*	EUR	300,000	324,760
6.63%, 05/16/2036		300,000	300,329
7.63%, 01/17/2053		300,000	312,935
			1,137,701

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia — 1.8%
Saudi Government International Bond
3.45%, 02/02/2061		$300,000	$178,140
3.45%, 02/02/2061		200,000	118,760
4.88%, 01/12/2036		200,000	192,201
5.38%, 01/13/2031		500,000	503,378
			992,479
Serbia — 0.6%
Serbia International Bond
6.00%, 06/12/2034		300,000	299,745
South Africa — 1.5%
Republic of South Africa Government International Bond
7.10%, 11/19/2036		200,000	213,091
7.25%, 12/11/2055*		400,000	389,056
7.95%, 11/19/2054		200,000	211,084
			813,231
Spain — 3.9%
Spain Government Bond
0.50%, 10/31/2031*	EUR	400,000	404,828
1.00%, 10/31/2050*	EUR	470,000	276,416
1.95%, 07/30/2030*	EUR	400,000	444,978
3.45%, 10/31/2034*	EUR	400,000	460,469
5.75%, 07/30/2032	EUR	400,000	524,668
			2,111,359
Sri Lanka — 0.7%
Sri Lanka Government International Bond
3.10%, 01/15/2030(1)		230,000	236,515
3.60%, 02/15/2038(1)		120,000	123,054
			359,569
Sweden — 1.1%
Sweden Government Bond
1.75%, 11/11/2033	SEK	6,000,000	580,283
Turkey — 2.2%
Turkiye Government International Bond
6.50%, 01/03/2035		200,000	192,938
6.80%, 11/04/2036		200,000	193,229
6.88%, 03/17/2036		200,000	196,763
6.95%, 09/16/2035		200,000	197,004
9.38%, 03/14/2029		400,000	430,408
			1,210,342
United Arab Emirates — 0.7%
Abu Dhabi Government International Bond
3.88%, 04/16/2050		500,000	363,207
United Kingdom — 2.6%
United Kingdom Gilt
0.25%, 07/31/2031	GBP	120,000	132,187
0.88%, 01/31/2046	GBP	468,000	276,164
Security Description		Shares or Principal Amount	Value

United Kingdom (continued)
1.13%, 01/31/2039	GBP	400,000	$336,749
4.00%, 10/22/2031	GBP	350,000	460,042
4.38%, 07/31/2054	GBP	200,000	217,841
			1,422,983
Uruguay — 0.3%
Uruguay Government International Bond
4.98%, 04/20/2055		$100,000	85,250
5.10%, 06/18/2050		100,000	88,550
			173,800
Zambia — 0.5%
Zambia Government International Bond
5.75%, 06/30/2033(1)		255,104	250,528
Total Foreign Government Obligations (cost $34,704,483)			33,121,172
TOTAL INVESTMENTS (cost $55,510,094)		98.0%	52,848,304
Other assets less liabilities		2.0	1,057,835
NET ASSETS		100.0%	$53,906,139

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was $9,206,663 representing 17.1% of net assets.

#
The security or a portion thereof is out on loan.
At August 31, 2026, the Fund had loaned securities with a total value of $6,199,389.
This was secured by collateral of $6,352,834 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Mtg. Corp.	0.01% to 9.50%	09/01/2026 to 08/15/2057	$2,652,430
Federal National Mtg. Assoc.	0.01% to 16.81%	12/01/2026 to 09/25/2056	1,448,537
Government National Mtg. Assoc.	1.25% to 8.67%	01/20/2027 to 06/16/2068	1,445,267
United States Treasury Notes/Bonds	0.00% to 5.00%	01/31/2027 to 11/15/2055	893,977

(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2026.

CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	61.4%
U.S. Government & Agency Obligations	31.9
Oil & Gas	2.3
Telecommunications	0.6
Chemicals	0.5
Investment Companies	0.5

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Electric	0.4%
Gas	0.4
98.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$2,525,896	$—	$2,525,896
U.S. Government & Agency Obligations	—	17,201,236	—	17,201,236
Foreign Government Obligations	—	33,121,172	—	33,121,172
Total Investments at Value	$—	$52,848,304	$—	$52,848,304

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Brazil — 2.1%
NU Holdings, Ltd., Class A†	481,299	$7,002,900
Canada — 3.4%
Brookfield Corp.	152,664	6,292,810
Shopify, Inc., Class A†	33,125	4,881,631
		11,174,441
Denmark — 5.6%
DSV A/S	87,572	18,472,522
France — 21.7%
EssilorLuxottica SA	40,347	7,514,808
Hermes International S.C.A.	11,029	20,253,763
L'Oreal SA	36,138	16,148,196
LVMH Moet Hennessy Louis Vuitton SE	17,479	9,203,224
Schneider Electric SE	54,886	18,781,576
		71,901,567
India — 4.7%
ICICI Bank, Ltd. ADR	225,902	6,858,385
Tata Capital, Ltd.	1,071,952	4,144,496
Titan Co., Ltd.	84,863	4,549,267
		15,552,148
Italy — 5.1%
Moncler SpA	309,316	16,925,956
Japan — 13.6%
Asics Corp.	460,200	12,963,381
Keyence Corp.	39,800	20,842,992
Sanrio Co., Ltd.#	1,422,400	11,454,883
		45,261,256
Luxembourg — 6.0%
Spotify Technology SA†	36,761	19,984,015
Netherlands — 8.7%
Adyen NV*#†	3,221	3,918,691
ASML Holding NV	14,810	24,974,658
		28,893,349
South Korea — 5.1%
SK hynix, Inc.	5,466	6,685,725
SK hynix, Inc. ADR#	61,493	10,120,518
		16,806,243
Switzerland — 5.4%
Cie Financiere Richemont SA, Class A	25,642	6,095,269
On Holding AG, Class A†	135,622	3,865,227
Straumann Holding AG	69,775	8,105,242
		18,065,738
Security Description	Shares or Principal Amount	Value

Taiwan — 9.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,000	$32,448,774
United Kingdom — 1.4%
Birkenstock Holding PLC#†	128,966	4,502,203
Rightmove PLC	15,834	109,412
		4,611,615
United States — 7.0%
Liberty Media Corp.-Liberty Formula One, Class C†	108,413	10,835,879
MercadoLibre, Inc.†	6,508	12,600,790
		23,436,669
Total Long-Term Investment Securities (cost $221,675,553)		330,537,193
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2) (cost $13,962,563)	13,962,563	13,962,563
TOTAL INVESTMENTS (cost $235,638,116)	103.8%	344,499,756
Other assets less liabilities	(3.8)	(12,613,065)
NET ASSETS	100.0%	$331,886,691

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$3,918,691 representing 1.2% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $15,760,863.
This was secured by collateral of $13,962,563, which was received in cash and subsequently invested in short-term investments currently valued at $13,962,563 as reported in the Portfolio of Investments. Additional collateral of $2,142,517 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Notes/Bonds	1.38% to 4.88%	09/30/2026 to 05/15/2055	$2,142,517

ADR—American Depositary Receipt

Industry Allocation*
Semiconductors	22.4%
Apparel	15.4
Internet	11.3
Retail	8.3
Machinery-Diversified	6.3
Electrical Components & Equipment	5.6
Transportation	5.6
Cosmetics/Personal Care	4.9
Health Care-Products	4.7
Short-Term Investments	4.2
Banks	4.2

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Toys/Games/Hobbies	3.4%
Entertainment	3.2
Private Equity	1.9
Diversified Financial Services	1.2
Commercial Services	1.2
103.8%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$4,502,203	$109,412	$—	$4,611,615
Other Countries	325,925,578	—	—	325,925,578
Short-Term Investments	13,962,563	—	—	13,962,563
Total Investments at Value	$344,390,344	$109,412	$—	$344,499,756

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 3.4%
ALS, Ltd.	91,879	$1,463,634
Challenger, Ltd.	87,985	595,823
Charter Hall Group	92,634	1,282,491
Cochlear, Ltd.	18,504	1,775,774
Computershare, Ltd.	76,907	2,191,235
Genesis Minerals, Ltd.#	24,319	143,250
Liberty Financial Group, Ltd.	143,475	380,412
NEXTDC, Ltd.#†	60,888	602,562
Nufarm, Ltd.#†	86,198	195,809
Orica, Ltd.	53,788	856,843
Orora, Ltd.#	203,092	212,482
Whitehaven Coal, Ltd.#	58,156	356,318
Yancoal Australia, Ltd.#	49,597	219,645
		10,276,278
Austria — 1.4%
Addiko Bank AG†	2,501	75,531
ANDRITZ AG	20,423	1,978,442
AT&S Austria Technologie & Systemtechnik AG†	4,552	810,025
Verbund AG	20,007	1,378,080
		4,242,078
Belgium — 1.2%
Aedifica SA	12,826	1,011,576
KBC Ancora	12,174	1,317,914
VGP NV#	14,246	1,323,795
		3,653,285
Bermuda — 0.3%
Hiscox, Ltd.	28,732	716,954
Kerry Properties, Ltd.	140,857	331,546
		1,048,500
Brazil — 3.4%
Compass Gas e Energia SA	61,300	272,100
Itausa SA (Preference Shares)	507,787	1,283,788
Raia Drogasil SA	679,250	2,569,366
Rumo SA	332,165	966,708
TIM SA	175,383	629,904
TOTVS SA	368,882	2,523,736
WEG SA	211,731	2,049,254
		10,294,856
British Virgin Islands — 0.2%
Talon Metals Corp.#†	133,108	727,991
Canada — 3.9%
Benz Mining Corp.†	141,653	388,778
Cadillac Mines Corp.†	117,388	737,725
CCL Industries, Inc., Class B	25,627	1,719,623
Collective Mining, Ltd.#†	26,440	396,614
Descartes Systems Group, Inc.†	14,321	1,152,438
Faraday Copper Corp.†	253,970	1,020,681
Hemlo Mining Corp.#†	64,088	356,057
IMAX Corp.#†	5,121	262,195
Lionsgate Studios Corp.#†	38,036	430,948
LunR Royalties Corp.#†	49,898	786,660
Methanex Corp.	6,946	408,756
Montage Gold Corp.†	54,963	771,730
NGEx Minerals, Ltd.#†	38,495	755,762
PMET Resources, Inc.#†	42,362	152,215
PMET Resources, Inc. CDI†	167,172	59,299
PrairieSky Royalty, Ltd.#	26,491	700,336
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sprott, Inc.	8,929	$1,177,289
Topaz Energy Corp.	18,638	432,482
Xenon Pharmaceuticals, Inc.†	3,736	224,982
		11,934,570
China — 1.5%
Alebund Pharmaceuticals Jiangsu, Ltd.†	15,400	61,848
Bilibili, Inc. ADR†	4,366	70,555
Duality Biotherapeutics, Inc.#†	4,300	101,103
ENN Energy Holdings, Ltd.	121,381	769,002
Haitian International Holdings, Ltd.	39,000	90,106
Hangzhou Tigermed Consulting Co., Ltd.*#	42,951	225,537
Hesai Group ADR#†	1,316	21,214
Kanzhun, Ltd. ADR	4,441	77,096
Pony AI, Inc.#†	9,394	66,603
Shandong Weigao Group Medical Polymer Co., Ltd.	233,006	95,569
Shanghai V-Test Semiconductor Tech. Co., Ltd., Class A	45,057	876,485
Tingyi Cayman Islands Holding Corp.	1,142,000	1,859,031
Yadea Group Holdings, Ltd.*	84,180	100,520
Zhongsheng Group Holdings, Ltd.†	40,748	22,198
		4,436,867
Denmark — 2.3%
ALK-Abello A/S	17,027	552,446
Alm Brand A/S	67,087	179,303
Chemometec A/S	23,525	1,815,338
FLSmidth & Co. A/S	7,889	723,261
Jyske Bank A/S	2,520	429,173
Pandora A/S	9,584	1,266,161
ROCKWOOL A/S, Class B	32,477	1,045,651
Royal Unibrew A/S	13,538	900,366
		6,911,699
Finland — 1.5%
Elisa Oyj	49,424	2,018,480
Kemira Oyj	29,837	609,273
Konecranes OYJ	18,759	644,969
Wartsila OYJ Abp	39,861	1,291,322
		4,564,044
France — 4.4%
Alten SA	9,106	811,790
Arkema SA	8,112	566,292
Ayvens SA*	64,139	849,307
Coface SA	9,440	173,796
Gaztransport Et Technigaz SA	5,970	1,454,848
Interparfums SA	45,564	1,497,773
JCDecaux SE	47,712	1,305,692
Legrand SA	11,274	1,788,164
Medincell SA†	17,520	493,292
Neurones	37,568	1,605,845
Valeo SE	28,316	473,293
Vallourec SACA	101,991	2,207,051
		13,227,143
Germany — 3.5%
Atoss Software SE	8,134	959,921
Aumovio SE†	9,133	390,921
Carl Zeiss Meditec AG	42,485	1,586,059
CTS Eventim AG & Co. KGaA	37,438	2,543,936
flatexDEGIRO AG	6,183	275,783
Fuchs SE (Preference Shares)	35,658	1,667,510
Knorr-Bremse AG	16,109	1,975,924

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Puma SE†	19,669	$580,758
United Internet AG	24,223	767,556
		10,748,368
Greece — 0.6%
Alpha Bank SA	165,494	879,258
Hellenic Telecommunications Organization SA	45,894	1,055,501
		1,934,759
Hong Kong — 1.8%
Chow Tai Fook Jewellery Group, Ltd.#	1,301,800	2,152,381
Dah Sing Financial Holdings, Ltd.	103,819	602,110
HKT Trust & HKT, Ltd.	914,000	1,423,743
Hysan Development Co., Ltd.	446,394	907,202
Impro Precision Industries, Ltd.*	396,139	436,395
		5,521,831
Indonesia — 1.5%
Indofood CBP Sukses Makmur Tbk PT	3,254,900	1,396,401
Selamat Sempurna Tbk PT	6,867,800	664,876
Telkom Indonesia Persero Tbk PT	8,764,000	1,286,277
United Tractors Tbk PT	803,700	1,097,914
		4,445,468
Ireland — 2.5%
Allegion PLC	14,946	2,320,366
Bank of Cyprus Holdings PLC (ASE)	80,013	994,448
Bank of Cyprus Holdings PLC (CSE)	13,952	174,214
Glanbia PLC	14,208	365,383
ICON PLC†	15,835	2,612,617
Irish Residential Properties REIT PLC	786,672	990,514
		7,457,542
Israel — 2.9%
Camtek, Ltd.#†	6,421	860,414
Cellebrite DI, Ltd.†	70,786	849,432
First International Bank of Israel, Ltd.	8,874	698,060
Fiverr International, Ltd.#†	35,727	338,692
Melisron, Ltd.	8,615	1,175,578
Menora Mivtachim Holdings, Ltd.	4,497	776,385
Monday.com, Ltd.†	8,383	847,857
Nova, Ltd.#†	1,749	609,439
Sapiens International Corp. NV†	7,138	310,503
SimilarWeb, Ltd.†	97,685	907,494
Wix.com, Ltd.†	17,330	1,529,372
		8,903,226
Italy — 2.1%
De' Longhi SpA	19,855	976,008
Interpump Group SpA	35,727	1,557,030
Italgas SpA	78,542	801,551
Recordati Industria Chimica e Farmaceutica SpA	43,739	2,669,803
Saipem SpA#	91,622	485,823
		6,490,215
Japan — 25.8%
ABC-Mart, Inc.#	43,366	737,697
Activia Properties, Inc.	1,037	882,180
and ST HD Co., Ltd.#	31,548	667,494
As One Corp.	69,300	1,095,569
Asahi Intecc Co., Ltd.	20,396	481,333
ASKUL Corp.	49,432	402,573
Azbil Corp.#	301,300	2,883,804
Security Description	Shares or Principal Amount	Value

Japan (continued)
BayCurrent, Inc.#	8,402	$430,856
Brother Industries, Ltd.	7,162	219,948
C Uyemura & Co., Ltd.	7,200	900,958
Canon Marketing Japan, Inc.	32,232	754,400
Capcom Co., Ltd.#	6,297	168,314
Cosmo Energy Holdings Co., Ltd.	22,148	593,248
Daiei Kankyo Co., Ltd.	18,017	438,160
Disco Corp.	6,200	2,255,674
FP Corp.	18,230	320,551
Fujimi, Inc.	62,700	1,397,258
Fukui Computer Holdings, Inc.	26,300	513,653
Fukuoka Financial Group, Inc.	27,756	1,369,296
Funai Soken Holdings, Inc.	10,200	75,917
GMO Payment Gateway, Inc.#	6,782	400,934
GO, Inc.†	7,028	190,713
Goldwin, Inc.	28,178	379,058
Hachijuni Nagano Bank, Ltd.	27,039	459,959
Harmonic Drive Systems, Inc.	6,536	236,892
Hitachi Construction Machinery Co., Ltd.	38,252	1,373,241
Hokuhoku Financial Group, Inc.	31,887	1,673,693
Hoshizaki Corp.	21,473	765,770
Japan Airport Terminal Co., Ltd.	28,600	1,058,066
Japan Steel Works, Ltd.	10,034	463,543
JCU Corp.	16,600	564,244
Katitas Co., Ltd.	78,000	1,882,254
Keihanshin Building Co., Ltd.#	193,930	1,363,276
Kikkoman Corp.#	202,800	2,329,502
Koito Manufacturing Co., Ltd.	17,003	287,960
Kokusai Electric Corp.	29,391	1,616,643
Kurita Water Industries, Ltd.	2,800	141,709
Kyoritsu Maintenance Co., Ltd.	36,052	778,136
Kyoto Financial Group, Inc.	26,754	835,529
Kyushu Electric Power Co., Inc.	99,004	1,256,220
Lion Corp.	17,204	204,563
M3, Inc.	47,599	546,457
Maeda Kosen Co., Ltd.	19,314	249,541
Marui Group Co., Ltd.#	44,326	809,799
Maruwa Co., Ltd	2,280	759,286
Mebuki Financial Group, Inc.	176,500	1,886,534
MEITEC Group Holdings, Inc.	67,600	1,448,481
MISUMI Group, Inc.	43,555	1,025,144
Mitsubishi Gas Chemical Co., Inc.	11,826	294,188
Morinaga & Co., Ltd.	12,310	195,534
Nabtesco Corp.	29,275	844,989
Nichias Corp.	14,791	322,023
Nissan Chemical Corp.	8,763	450,849
NOF Corp.	64,800	1,100,079
Nomura Research Institute, Ltd.#	52,100	1,725,578
NSD Co., Ltd.	63,200	1,171,821
Nxera Pharma Co., Ltd.†	41,185	292,871
OBIC Business Consultants Co., Ltd.	22,300	1,222,836
Obic Co., Ltd.	90,400	2,877,521
Olympus Corp.#	235,600	3,105,201
Omron Corp.	14,165	590,629
PayPay Corp.†	16,053	242,882
Persol Holdings Co., Ltd.	302,762	570,841
PILLAR Corp.#	2,528	161,412
Relo Group, Inc.	13,798	190,840
Rohm Co., Ltd.	9,959	303,539
Rohto Pharmaceutical Co., Ltd.	25,235	482,585
Sanki Engineering Co., Ltd.	47,669	724,509
Sansan, Inc.	20,293	293,820
Sega Sammy Holdings, Inc.#	57,485	1,116,235

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seria Co., Ltd.	47,900	$1,326,807
Shikoku Kasei Holdings Corp.#	9,763	148,324
Shimadzu Corp.	41,914	1,076,514
Shimamura Co., Ltd.	49,357	1,011,548
Shimano, Inc.	16,400	2,047,562
SHO-BOND Holdings Co., Ltd.	183,200	1,463,880
Sinfonia Technology Co., Ltd.#	1,460	114,607
Sumitomo Osaka Cement Co., Ltd.	26,314	940,056
Sumitomo Rubber Industries, Ltd.	14,571	204,769
Sundrug Co., Ltd.	10,096	235,858
Taiheiyo Cement Corp.	20,462	543,092
THK Co., Ltd.	8,327	345,799
TKC Corp.	44,900	1,163,606
Tochigi Bank Ltd.	26,832	183,415
Tokyo Seimitsu Co., Ltd.	9,559	1,062,410
Tokyo Tatemono Co., Ltd.	66,764	1,439,762
Tokyotokeiba Co., Ltd.	18,508	585,073
Toyo Suisan Kaisha, Ltd.#	34,262	2,249,818
Toyoda Gosei Co., Ltd.	7,381	253,888
Ulvac, Inc.	14,262	669,220
Union Tool Co.	3,269	288,941
USS Co., Ltd.	80,000	998,310
Vision, Inc.	31,300	208,275
		78,418,346
Luxembourg — 0.7%
Subsea 7 SA	17,755	655,189
Tenaris SA ADR	26,433	1,476,812
		2,132,001
Mauritius — 0.4%
Alphamin Resources Corp.#	835,195	903,923
MakeMyTrip, Ltd.#†	5,529	322,120
		1,226,043
Mexico — 1.4%
Esentia Energy Development SAB de CV†	120,799	376,687
Gruma SAB de CV, Class B#	131,563	1,928,420
Grupo Aeroportuario del Sureste SAB de CV, Class B#	10,398	267,241
Regional SAB de CV	207,347	1,719,754
		4,292,102
Netherlands — 3.3%
Arcadis NV#	68,119	3,528,912
IMCD NV#	21,426	2,491,225
Immatics NV†	36,528	348,112
Pharvaris NV†	15,278	528,771
SBM Offshore NV	11,926	485,950
Technip Energies NV	41,516	1,451,509
Wereldhave NV	52,167	1,127,059
		9,961,538
Norway — 1.2%
Gjensidige Forsikring ASA	58,798	1,783,369
Kongsberg Maritime AS†	138,647	851,728
Storebrand ASA	43,680	957,396
		3,592,493
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
Singapore — 0.2%
City Developments, Ltd.	107,025	700,533
Security Description	Shares or Principal Amount	Value

Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	19,033	$1,004,633
South Africa — 0.2%
Hudaco Industries, Ltd.	43,034	518,853
South Korea — 0.8%
Coway Co., Ltd.	23,336	1,652,242
Park Systems Corp.	4,818	924,101
		2,576,343
Spain — 0.8%
Almirall SA	28,631	343,205
Digi Spain Telecom SA†	46,799	358,500
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	146,045	224,941
Logista Integral SA#	23,715	994,967
Merlin Properties Socimi SA	22,723	353,678
		2,275,291
Sweden — 4.3%
AAK AB	54,563	1,133,115
AddTech AB, Class B	34,185	1,207,119
Billerud Aktiebolag	66,220	554,850
Camurus AB†	4,379	266,782
Castellum AB	53,657	735,304
Haypp Group AB†	42,023	623,918
Hexpol AB	119,807	1,210,248
Karnov Group AB†	172,545	1,464,650
Loomis AB	23,772	1,344,019
Mycronic AB	49,549	1,685,493
NOBA Bank Group AB	62,866	566,458
Svenska Handelsbanken AB, Class A	130,000	2,008,165
Thule Group AB*	13,075	279,857
		13,079,978
Switzerland — 4.6%
BKW AG	10,058	1,557,817
Bucher Industries AG	2,605	1,018,346
Cembra Money Bank AG	13,063	1,432,591
Oculis Holding AG†	9,675	118,519
Partners Group Holding AG	2,487	2,254,560
Siegfried Holding AG	4,804	430,271
Sika AG	7,592	1,803,728
Sulzer AG	5,362	1,065,303
Tecan Group AG	6,055	1,480,136
VZ Holding AG	12,018	2,664,224
		13,825,495
Taiwan — 3.1%
Advantech Co., Ltd.	180,000	3,841,498
ASPEED Technology, Inc.	215	108,883
Innodisk Corp.	26,517	1,212,081
Nien Made Enterprise Co., Ltd.	186,000	2,192,926
Syntec Technology Co., Ltd.	11,353	812,411
Voltronic Power Technology Corp.	38,000	1,239,834
		9,407,633
United Kingdom — 12.1%
Babcock International Group PLC	50,544	722,524
BP Marsh & Partners PLC	10,273	94,592
Bunzl PLC	79,588	3,006,035
Ceres Power Holdings PLC†	35,783	188,703
Coats Group PLC	500,914	550,659
Currys PLC	588,216	1,209,357
Diploma PLC	10,493	1,039,625

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC	80,780	$736,673
Elementis PLC	218,154	517,212
Games Workshop Group PLC	2,383	593,555
Genuit Group Plc	192,932	715,412
Genus PLC	14,777	468,351
Hammerson PLC	321,782	1,640,488
Hikma Pharmaceuticals PLC	19,886	434,086
Hill & Smith PLC	33,045	1,339,184
Howden Joinery Group PLC	167,292	1,795,149
ICG PLC	16,667	452,121
IMI PLC	66,777	2,807,805
Immunocore Holdings PLC ADR†	7,402	268,841
Inchcape PLC	54,663	625,456
Kingfisher PLC	133,973	570,539
Marks & Spencer Group PLC	230,003	1,228,416
Pennon Group PLC	99,752	645,569
QinetiQ Group PLC	105,247	722,410
Quilter PLC*	144,698	379,778
Rathbones Group PLC	38,409	889,094
Rightmove PLC	222,511	1,537,531
Rotork PLC	215,461	1,413,259
RS Group PLC	80,167	821,541
Sabre Insurance Group PLC*	164,365	379,998
Sage Group PLC	85,921	1,269,419
Shawbrook Group PLC*†	135,988	575,349
SigmaRoc PLC†	410,456	698,875
Softcat PLC	51,126	1,439,651
Spirax Group PLC	26,656	2,561,803
Trainline PLC*†	209,761	564,531
Weir Group PLC	45,884	1,764,099
		36,667,690
United States — 0.2%
PriceSmart, Inc.	3,846	653,858
Total Common Stocks (cost $270,883,553)		297,151,550
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
United States — 0.4%
iShares MSCI EAFE Small-Cap ETF# (cost $1,223,959)	14,179	1,230,737
WARRANTS — 0.0%
Canada — 0.0%
Motoges Metals, Inc.† Expires 01/22/2029 (cost $0)	545,650	15,748
Total Long-Term Investment Securities (cost $272,107,512)		298,398,035
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4) (cost $9,040,040)	9,040,040	9,040,040
TOTAL INVESTMENTS (cost $281,147,552)	101.2%	307,438,075
Other assets less liabilities	(1.2)	(3,683,537)
NET ASSETS	100.0%	$303,754,538

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was $3,791,272 representing 1.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Moscow Exchange MICEX-RTS PJSC	03/26/20, 03/27/20 10/19/20	205,642	$256,066	$0	$0.00	0.0%

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $25,927,229.
This was secured by collateral of $9,040,040, which was received in cash and subsequently invested in short-term investments currently valued at $9,040,040 as reported in the Portfolio of Investments. Additional collateral of $18,317,520 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$1,921
United States Treasury Bills	0.00%	09/22/2026 to 07/08/2027	570,654
United States Treasury Notes/Bonds	0.00% to 6.25%	09/30/2026 to 05/15/2056	17,744,945

ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CDI—CHESS Depositary Interest
CSE—Cyprus Stock Exchange
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*
Banks	6.8%
Machinery-Diversified	5.8
Computers	5.0
Retail	4.7
Food	4.2
Software	4.2
Electronics	4.1
Miscellaneous Manufacturing	3.4
Health Care-Products	3.2
Commercial Services	3.1
Short-Term Investments	3.0
Chemicals	2.9
Engineering & Construction	2.9
Building Materials	2.8
Mining	2.7
Real Estate	2.7
Distribution/Wholesale	2.7
Semiconductors	2.6
Telecommunications	2.5
REITS	2.3
Internet	2.2
Insurance	1.9
Diversified Financial Services	1.9
Pharmaceuticals	1.9
Home Furnishings	1.7
Metal Fabricate/Hardware	1.5
Electric	1.4
Entertainment	1.2
Machinery-Construction & Mining	1.1
Packaging & Containers	1.0
Private Equity	1.0
Auto Parts & Equipment	0.9
Health Care-Services	0.9
Leisure Time	0.9
Cosmetics/Personal Care	0.8
Housewares	0.7
Electrical Components & Equipment	0.7
Transportation	0.7
Gas	0.7
Pipelines	0.6
Biotechnology	0.6
Oil & Gas	0.5
Oil & Gas Services	0.4
Advertising	0.4
Investment Companies	0.4
Unaffiliated Investment Companies	0.4
Hand/Machine Tools	0.3
Beverages	0.3
Textiles	0.3
Lodging	0.3
Office/Business Equipment	0.2
Airlines	0.2
Aerospace/Defense	0.2
Water	0.2
Toys/Games/Hobbies	0.2
Apparel	0.2
Coal	0.2
Agriculture	0.2
Iron/Steel	0.2
Environmental Control	0.1
Energy-Alternate Sources	0.1
101.2%

*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$331,546	$716,954	$—	$1,048,500
Israel	8,592,723	310,503	—	8,903,226
Russia	—	—	0	0
Slovenia	—	1,004,633	—	1,004,633
United Kingdom	268,841	36,398,849	—	36,667,690
Other Countries	249,527,501	—	—	249,527,501
Unaffiliated Investment Companies	1,230,737	—	—	1,230,737
Warrants	—	15,748	—	15,748
Short-Term Investments	9,040,040	—	—	9,040,040
Total Investments at Value	$268,991,388	$38,446,687	$0	$307,438,075

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 5.7%
APA Group	117,773	$919,074
ASX, Ltd.	2,642	106,287
Brambles, Ltd.	55,761	782,784
Coles Group, Ltd.	29,295	504,667
Commonwealth Bank of Australia	12,890	1,476,992
Computershare, Ltd.	26,134	744,610
CSL, Ltd.	11,713	1,440,079
Evolution Mining, Ltd.	109,594	1,168,601
Goodman Group	62,615	1,244,242
Lynas Rare Earths, Ltd.†	34,063	389,088
Macquarie Group, Ltd.	12,276	2,204,435
Medibank Private, Ltd.	16,248	56,354
Northern Star Resources, Ltd.	106,276	1,785,129
Origin Energy, Ltd.	73,263	610,053
PLS Group, Ltd.	126,048	487,760
Pro Medicus, Ltd.	457	58,748
Qantas Airways, Ltd.	20,794	140,367
QBE Insurance Group, Ltd.	57,944	924,294
Scentre Group	272,778	701,747
Sigma Healthcare, Ltd.	175,093	337,519
South32, Ltd.	556,397	2,057,364
Suncorp Group, Ltd.	58,934	796,497
Transurban Group	181,398	1,858,854
Vicinity, Ltd.	260,754	465,272
Washington H. Soul Pattinson & Co., Ltd.	41,576	1,325,208
Wesfarmers, Ltd.	33,744	1,920,934
Westpac Banking Corp.	111,884	2,770,083
Woodside Energy Group, Ltd.	73,557	1,708,888
Woolworths Group, Ltd.	5,466	157,892
		29,143,822
Austria — 0.8%
Erste Group Bank AG	7,023	989,512
OMV AG	34,322	2,730,869
Raiffeisen Bank International AG	3,706	274,640
Verbund AG	2,542	175,093
		4,170,114
Belgium — 1.1%
Ageas SA	4,006	351,314
D'ieteren Group	1,867	387,531
Elia Group SA	898	133,826
Financiere de Tubize SA	564	120,607
Groupe Bruxelles Lambert NV	12,784	1,096,617
KBC Group NV	15,132	2,302,530
Sofina SA	422	120,975
Syensqo SA	5,684	536,103
UCB SA	1,488	372,121
		5,421,624
Bermuda — 0.2%
Aegon, Ltd.	60,528	558,513
CK Infrastructure Holdings, Ltd.	12,500	104,054
Hongkong Land Holdings, Ltd.	21,300	173,595
		836,162
Denmark — 1.2%
AP Moller-Maersk A/S, Series B	370	1,238,421
Coloplast A/S, Class B	2,853	203,398
Demant A/S†	4,073	182,655
DSV A/S	5,781	1,219,450
Genmab A/S†	1,604	528,897
Novonesis (Novozymes), Class B	12,875	925,095
Security Description	Shares or Principal Amount	Value

Denmark (continued)
Orsted A/S*†	31,726	$670,217
Pandora A/S	2,357	311,388
Vestas Wind Systems A/S	32,535	1,080,885
		6,360,406
Finland — 1.5%
Elisa Oyj	2,995	122,316
Kesko Oyj, Class B	9,720	253,353
Kone Oyj, Class B	8,300	508,844
Metso Oyj	9,703	200,728
Neste Oyj	31,035	1,149,232
Nokia Oyj	138,407	1,403,171
Nordea Bank Abp	91,883	1,879,990
Orion Oyj, Class B	5,493	504,689
Sampo Oyj, Class A	73,020	824,924
UPM-Kymmene Oyj	25,250	705,659
Wartsila OYJ Abp	7,246	234,739
		7,787,645
France — 7.5%
Accor SA	8,001	432,336
Aeroports de Paris SA	2,429	304,712
Air Liquide SA	27,046	5,326,144
Alstom SA†	24,771	470,722
Amundi SA*	3,485	382,131
AXA SA	82,365	4,123,421
BioMerieux	1,580	137,735
BNP Paribas SA	6,293	751,284
Bureau Veritas SA	8,771	277,927
Capgemini SE	4,578	570,310
Carrefour SA	6,535	118,985
Covivio SA	3,180	185,056
Credit Agricole SA	109,549	2,355,970
Dassault Systemes SE	19,460	516,270
Eiffage SA	10,462	1,324,582
EssilorLuxottica SA	9,576	1,783,573
Gecina SA	2,448	194,494
Getlink SE	36,038	789,059
Hermes International S.C.A.	1,335	2,451,607
Ipsen SA	5,043	955,390
Kering SA	3,185	939,867
Klepierre SA	16,114	701,147
Legrand SA	8,364	1,326,610
Orange SA	68,021	1,217,145
Publicis Groupe SA	14,226	1,668,118
Rexel SA	16,485	688,184
Sartorius Stedim Biotech	1,176	267,732
Schneider Electric SE	16,110	5,512,721
Societe Generale SA	28,129	2,373,710
Sodexo SA	7,791	523,974
		38,670,916
Germany — 8.7%
adidas AG	6,521	1,146,774
Allianz SE	10,990	5,754,655
Bayerische Motoren Werke AG	27,509	1,980,451
Beiersdorf AG	8,356	767,931
Brenntag SE	3,761	274,522
Commerzbank AG	26,342	1,229,715
Daimler Truck Holding AG	25,966	1,411,224
Deutsche Boerse AG	4,746	1,587,662
Deutsche Telekom AG	7,768	256,070
DHL AG	10,262	669,179
E.ON SE	67,180	1,388,985

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	26,012	$574,372
Fresenius Medical Care AG	3,034	139,027
Fresenius SE & Co. KGaA	13,396	704,017
GEA Group AG	6,949	542,412
Hannover Rueck SE	3,045	913,232
Henkel AG & Co. KGaA	4,406	361,060
Henkel AG & Co. KGaA (Preference Shares)	10,405	919,014
HOCHTIEF AG	438	212,865
Infineon Technologies AG	35,515	2,322,099
Knorr-Bremse AG	1,764	216,372
Merck KGaA	9,239	1,491,686
Muenchener Rueckversicherungs-Gesellschaft AG	4,727	2,848,546
RWE AG	14,862	1,012,299
SAP SE	27,929	6,192,971
Sartorius AG (Preference Shares)	1,106	320,141
Siemens AG	20,989	6,962,860
Siemens Healthineers AG*	16,778	762,584
Symrise AG	5,797	620,829
Vonovia SE	23,486	525,143
Zalando SE*†	9,940	284,604
		44,393,301
Hong Kong — 2.5%
AIA Group, Ltd.	272,600	2,651,768
BOC Hong Kong Holdings, Ltd.	208,000	1,398,440
CK Asset Holdings, Ltd.	159,500	921,783
Henderson Land Development Co., Ltd.	140,000	479,738
HKT Trust & HKT, Ltd.	203,000	316,214
Hong Kong & China Gas Co., Ltd.	632,000	581,329
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,844,344
Link REIT	72,400	357,638
MTR Corp., Ltd.	81,500	336,254
SITC International Holdings Co., Ltd.	62,000	377,610
Sun Hung Kai Properties, Ltd.	79,500	1,178,537
Swire Pacific, Ltd., Class A	59,500	808,419
Techtronic Industries Co., Ltd.	22,000	380,305
WH Group, Ltd.*	859,000	812,595
Wharf Real Estate Investment Co., Ltd.	85,000	334,645
		12,779,619
Ireland — 0.7%
AIB Group PLC	62,526	796,355
Bank of Ireland Group PLC	74,626	1,645,654
Kerry Group PLC, Class A	10,455	1,020,096
Kingspan Group PLC	104	12,382
		3,474,487
Israel — 1.2%
Bank Hapoalim BM	71,791	1,854,832
Bank Leumi Le-Israel BM	78,987	2,015,919
Check Point Software Technologies, Ltd.†	535	74,317
Enlight Renewable Energy, Ltd.†	569	44,417
ICL Group, Ltd.	46,403	265,231
Israel Discount Bank, Ltd., Class A	62,143	710,811
Mizrahi Tefahot Bank, Ltd.	8,963	695,169
Tower Semiconductor, Ltd.†	1,378	282,149
		5,942,845
Italy — 3.8%
Banca Monte dei Paschi di Siena SpA	9,811	131,874
Banco BPM SpA	73,493	1,372,681
BPER Banca SpA	72,942	1,207,681
FinecoBank Banca Fineco SpA	17,326	477,365
Security Description	Shares or Principal Amount	Value

Italy (continued)
Generali	25,898	$1,340,746
Intesa Sanpaolo SpA	604,657	4,768,180
Moncler SpA	13,146	719,357
Poste Italiane SpA	13,350	430,931
Prysmian SpA	8,362	1,167,488
Recordati Industria Chimica e Farmaceutica SpA	12,009	733,022
Snam SpA	59,694	401,880
Telecom Italia SpA†	49,849	453,721
Terna - Rete Elettrica Nazionale	119,137	1,348,409
UniCredit SpA	50,707	4,955,736
		19,509,071
Japan — 23.9%
Advantest Corp.	18,400	3,880,413
Aeon Co., Ltd.	75,500	641,100
Aisin Corp.	18,000	253,634
Ajinomoto Co., Inc.	31,400	1,061,802
Asahi Kasei Corp.	22,800	234,637
Asics Corp.	14,000	394,366
Astellas Pharma, Inc.	99,300	1,474,115
Bandai Namco Holdings, Inc.	12,200	436,833
Canon, Inc.	11,100	324,836
Central Japan Railway Co.	24,900	619,733
Chiba Bank, Ltd.	12,400	218,892
Chubu Electric Power Co., Inc.	5,200	93,535
Chugai Pharmaceutical Co., Ltd.	18,900	817,876
Daifuku Co., Ltd.	3,200	116,262
Dai-ichi Life Group, Inc.	74,800	860,844
Daiichi Sankyo Co., Ltd.	51,200	912,786
Daikin Industries, Ltd.	3,200	423,762
Daiwa House Industry Co., Ltd.	10,000	292,958
Daiwa Securities Group, Inc.	12,200	140,787
Denso Corp.	97,900	1,185,831
Disco Corp.	2,400	873,164
East Japan Railway Co.	30,700	688,180
Ebara Corp.	13,000	380,926
Eisai Co., Ltd.	19,100	566,723
ENEOS Holdings, Inc.	93,000	779,512
FANUC Corp.	32,800	1,243,218
Fast Retailing Co., Ltd.	5,200	2,358,310
Fuji Electric Co., Ltd.	1,400	121,377
FUJIFILM Holdings Corp.	29,700	630,253
Fujikura, Ltd.	36,000	1,240,338
Fujitsu, Ltd.	47,000	1,138,297
Furukawa Electric Co., Ltd.	3,300	83,042
Hoya Corp.	8,400	1,293,521
Ibiden Co., Ltd.	3,400	435,349
Idemitsu Kosan Co., Ltd.	174,300	1,549,333
Inpex Corp.	48,400	1,198,866
Isuzu Motors, Ltd.	52,100	745,870
ITOCHU Corp.	196,500	2,592,939
Japan Exchange Group, Inc.	900	12,676
Japan Post Bank Co., Ltd.	53,800	1,146,723
Japan Post Holdings Co., Ltd.	29,700	462,279
JX Advanced Metals Corp.	22,400	528,906
Kajima Corp.	24,000	726,836
Kao Corp.	41,800	952,700
KDDI Corp.	102,100	1,891,486
Keyence Corp.	5,400	2,827,944
Kioxia Holdings Corp.†	8,200	2,565,997
Kokusai Electric Corp.	2,500	137,512
Komatsu, Ltd.	32,000	1,489,928
Kubota Corp.	41,700	765,479

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyocera Corp.	38,700	$885,921
Kyowa Kirin Co., Ltd.	13,400	220,439
Lasertec Corp.	2,200	463,274
Marubeni Corp.	63,000	1,943,437
Mitsubishi Chemical Group Corp.	63,300	477,870
Mitsubishi Corp.	28,400	854,044
Mitsubishi Electric Corp.	56,900	1,989,274
Mitsubishi Estate Co., Ltd.	37,400	888,469
Mitsubishi UFJ Financial Group, Inc.	293,400	6,758,761
Mitsui & Co., Ltd.	7,300	228,893
Mitsui Fudosan Co., Ltd.	98,800	941,615
Mitsui Kinzoku Co., Ltd.	2,100	385,756
Mitsui OSK Lines, Ltd.	10,700	469,259
Mizuho Financial Group, Inc.	67,500	3,643,521
MS&AD Insurance Group Holdings, Inc.	44,100	1,409,820
Murata Manufacturing Co., Ltd.	41,400	1,863,583
NEC Corp.	30,500	937,052
Nexon Co., Ltd.	10,900	216,294
NIDEC Corp.†	16,700	269,813
Nintendo Co., Ltd.	24,400	1,381,368
Nippon Paint Holdings Co., Ltd.	18,700	141,464
Nippon Steel Corp.	24,600	103,143
Nippon Yusen KK	17,400	766,798
Nitto Denko Corp.	11,400	250,622
Nomura Holdings, Inc.	13,700	140,259
Nomura Research Institute, Ltd.	3,900	129,170
NTT, Inc.	100,900	108,953
Obayashi Corp.	25,700	481,423
Olympus Corp.	10,000	131,800
Oriental Land Co., Ltd.	8,600	162,848
ORIX Corp.	17,000	668,720
Osaka Gas Co., Ltd.	29,200	1,052,297
Otsuka Holdings Co., Ltd.	16,700	1,280,595
Pan Pacific International Holdings Corp.	34,200	172,766
Panasonic Holdings Corp.	13,000	366,034
Rakuten Group, Inc.†	10,900	52,948
Recruit Holdings Co., Ltd.	33,100	3,774,125
Renesas Electronics Corp.	42,600	904,533
Resona Holdings, Inc.	63,900	1,012,000
Resonac Holdings Corp.	200	19,837
Ryohin Keikaku Co., Ltd.	15,000	406,385
Sanrio Co., Ltd.	6,500	52,346
SBI Holdings, Inc.	15,500	321,546
Seven & i Holdings Co., Ltd.	49,300	625,238
Shimano, Inc.	500	62,426
Shin-Etsu Chemical Co., Ltd.	37,200	1,402,539
Shionogi & Co., Ltd.	33,800	615,805
Shiseido Co., Ltd.	22,900	534,118
SMC Corp.	1,600	708,207
SoftBank Corp.	1,092,100	1,620,888
SoftBank Group Corp.	90,200	2,936,088
Sompo Holdings, Inc.	26,600	1,140,595
Sony Group Corp.	133,000	3,343,524
Subaru Corp.	48,600	811,673
Sumitomo Corp.	176,000	1,973,734
Sumitomo Electric Industries, Ltd.	83,200	1,156,727
Sumitomo Metal Mining Co., Ltd.	11,700	814,056
Sumitomo Mitsui Financial Group, Inc.	102,300	4,466,620
Sumitomo Mitsui Trust Group, Inc.	41,600	462,743
Sumitomo Realty & Development Co., Ltd.	9,200	191,544
Suntory Beverage & Food, Ltd.	11,900	336,105
Suzuki Motor Corp.	106,300	1,481,879
Security Description	Shares or Principal Amount	Value

Japan (continued)
T&D Holdings, Inc.	7,000	$213,834
Taisei Corp.	1,200	94,423
Takeda Pharmaceutical Co., Ltd.	46,900	1,692,510
TDK Corp.	57,800	1,113,668
Tokio Marine Holdings, Inc.	45,900	2,214,406
Tokyo Electron, Ltd.	11,200	3,956,983
Tokyo Gas Co., Ltd.	21,500	832,545
TOPPAN Holdings, Inc.	600	19,129
Toray Industries, Inc.	65,700	529,507
Toyota Motor Corp.	87,800	1,734,565
Unicharm Corp.	31,700	197,860
West Japan Railway Co.	9,600	181,183
Yamaha Motor Co., Ltd.	69,900	835,737
		122,842,620
Jersey — 0.0%
Wise Group PLC, Class A†	17,608	231,536
Luxembourg — 0.7%
Eurofins Scientific SE	3,690	310,915
Spotify Technology SA†	3,513	1,909,737
Tenaris SA	49,381	1,372,588
		3,593,240
Netherlands — 8.0%
ABN AMRO Bank NV CVA	31,505	1,526,361
Adyen NV*†	747	908,805
AerCap Holdings NV	1,123	163,891
Akzo Nobel NV	11,652	835,071
Argenx SE†	1,725	1,754,416
ASM International NV	952	893,482
ASML Holding NV	10,281	17,337,236
ASR Nederland NV	4,415	371,900
BE Semiconductor Industries NV	1,430	324,729
Euronext NV*	985	186,607
EXOR NV	2,671	226,948
Ferrari NV	3,809	1,612,673
Ferrovial NV	44,502	2,605,240
ING Groep NV	90,671	3,210,645
Koninklijke Ahold Delhaize NV	48,882	1,740,272
Koninklijke KPN NV	146,860	704,858
Nebius Group NV†	3,701	763,590
NN Group NV	17,789	1,607,566
Prosus NV	47,996	2,136,887
QIAGEN NV	3,647	157,734
STMicroelectronics NV	22,355	1,116,946
Universal Music Group NV	25,864	440,120
Wolters Kluwer NV	7,086	583,066
		41,209,043
New Zealand — 0.1%
Auckland International Airport, Ltd.	801	4,194
Meridian Energy, Ltd.	77,092	252,232
		256,426
Norway — 1.2%
Aker BP ASA	46,732	1,788,007
DNB Bank ASA	25,803	880,926
Equinor ASA	32,917	1,407,042
Mowi ASA	38,141	838,439
Orkla ASA	63,087	644,458
Telenor ASA	30,180	442,828
Yara International ASA	6,204	302,772
		6,304,472

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal — 0.9%
EDP SA	292,190	$1,587,681
Galp Energia SGPS SA	83,713	2,080,868
Jeronimo Martins SGPS SA	40,329	843,194
		4,511,743
Singapore — 2.2%
CapitaLand Ascendas REIT	23,644	45,573
CapitaLand Integrated Commercial Trust	174,800	325,919
DBS Group Holdings, Ltd.	61,800	3,763,134
Grab Holdings, Ltd., Class A†	7,640	27,046
Keppel, Ltd.	46,700	426,182
Oversea-Chinese Banking Corp., Ltd.	120,500	2,988,089
Sea, Ltd. ADR†	8,019	909,996
Singapore Exchange, Ltd.	24,800	497,522
Singapore Telecommunications, Ltd.	154,300	551,115
United Overseas Bank, Ltd.	37,400	1,222,834
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	430,273
		11,187,683
Spain — 2.9%
Acciona SA	1,496	364,217
ACS Actividades de Construccion y Servicios SA	11,200	1,328,255
Aena SME SA*	81,891	2,513,082
Amadeus IT Group SA	22,347	1,511,225
Banco de Sabadell SA	497,917	2,101,165
Bankinter SA	80,192	1,552,295
CaixaBank SA	235,766	3,603,917
Cellnex Telecom SA*	20,733	637,702
International Consolidated Airlines Group SA	182,065	1,059,502
Mapfre SA	26,024	135,120
Repsol SA	5,474	173,264
		14,979,744
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	646,152
Sweden — 3.2%
AddTech AB, Class B	1,514	53,461
Alfa Laval AB	4,040	242,459
Atlas Copco AB, Class A	100,806	2,168,177
Atlas Copco AB, Class B	46,706	869,979
Boliden AB	35,100	2,069,136
Epiroc AB, Class A	12,571	347,297
Epiroc AB, Class B	33,990	798,500
EQT AB	9,683	337,067
Essity AB, Class B	29,389	861,327
Hexagon AB, Class B	50,296	525,402
Industrivarden AB, Class A	1,908	108,273
Industrivarden AB, Class C	4,681	262,943
Investor AB, Class B	55,075	2,375,477
Sandvik AB	46,829	1,879,487
Skandinaviska Enskilda Banken AB, Class A	47,555	1,114,192
Skanska AB, Class B	3,796	107,963
SKF AB, Class B	3,865	112,185
Svenska Handelsbanken AB, Class A	19,604	302,831
Tele2 AB, Class B	6,335	112,411
Telia Co. AB	24,928	113,583
Volvo AB, Class B	47,659	1,722,713
		16,484,863
Switzerland — 9.2%
ABB, Ltd.	57,092	5,579,598
Alcon AG	18,858	1,366,146
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Barry Callebaut AG	150	$206,903
Chocoladefabriken Lindt & Spruengli AG	2	223,171
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	28	303,260
Coca-Cola HBC AG	13,845	857,232
DSM-Firmenich AG	9,365	1,041,451
EMS-Chemie Holding AG	1,367	1,335,968
Galderma Group AG	4,441	922,427
Geberit AG	474	334,354
Givaudan SA	383	1,555,027
Helvetia Baloise Holding AG	3,509	930,698
Holcim AG	15,132	1,329,841
Julius Baer Group, Ltd.	5,886	547,714
Kuehne & Nagel International AG	3,998	1,067,320
Logitech International SA	6,550	643,372
Lonza Group AG	1,601	1,142,001
Novartis AG	60,746	9,262,760
Partners Group Holding AG	737	668,119
Sandoz Group AG	15,641	1,314,204
Schindler Holding AG	334	106,189
Schindler Holding AG (Participation Certificate)	5,222	1,698,999
SGS SA	11,982	1,374,962
Sika AG	7,561	1,796,363
Sonova Holding AG	2,014	578,525
Straumann Holding AG	5,214	605,672
Swatch Group AG	4,163	965,109
Swiss Life Holding AG	1,330	1,512,055
Swiss Prime Site AG	6,256	966,629
Swiss Re AG	12,210	2,122,986
Swisscom AG	1,000	775,036
VAT Group AG*	1,072	794,899
Zurich Insurance Group AG	4,513	3,308,473
		47,237,463
United Kingdom — 11.0%
3i Group PLC	35,737	1,364,019
Admiral Group PLC	9,707	528,228
Anglo American PLC	13,400	769,975
Antofagasta PLC	34,938	1,896,296
Associated British Foods PLC	33,977	942,594
AstraZeneca PLC	47,733	7,706,342
Aviva PLC	261,961	2,585,650
Bunzl PLC	35,542	1,342,420
Centrica PLC	471,021	991,952
Coca-Cola Europacific Partners PLC	1,865	201,457
Compass Group PLC	82,073	2,507,249
Endeavour Mining PLC	5,437	341,621
Fresnillo PLC	16,584	705,455
GSK PLC	20,881	524,723
Haleon PLC	298,408	1,487,147
Halma PLC	31,063	1,523,394
Informa PLC	114,123	1,391,204
InterContinental Hotels Group PLC	13,100	2,102,442
Intertek Group PLC	11,086	877,902
Kingfisher PLC	196,935	838,669
Land Securities Group PLC	97,015	900,947
Legal & General Group PLC	443,375	1,756,810
London Stock Exchange Group PLC	15,425	1,874,423
M&G PLC	220,155	1,045,977
Marks & Spencer Group PLC	99,158	529,590
National Grid PLC	257,410	4,075,216
Pearson PLC	52,007	866,753
Prudential PLC	86,270	1,178,310

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC	52,156	$1,887,436
Rentokil Initial PLC	136,166	645,806
Sage Group PLC	57,507	849,624
Schroders PLC	86,884	687,406
Segro PLC	90,738	1,178,033
Severn Trent PLC	2,662	112,861
Smith & Nephew PLC	74,042	1,062,112
Smiths Group PLC	43,501	1,535,845
Spirax Group PLC	5,596	537,809
SSE PLC	76,179	2,523,631
Standard Chartered PLC	18,243	536,340
Standard Life PLC	126,522	1,607,065
United Utilities Group PLC	12,031	232,038
		56,252,771
Total Long-Term Investment Securities (cost $336,602,293)		504,227,768
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $2,642,617)	2,642,617	2,642,617
TOTAL INVESTMENTS (cost $339,244,910)	98.8%	506,870,385
Other assets less liabilities	1.2	6,377,366
NET ASSETS	100.0%	$513,247,751

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was $7,953,226 representing 1.5% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2026.

ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Pay	Redeia Corp. SA	11,724	2.64% (ESTR + 0.45%)	Monthly	02/10/2028	$205,126	$(409)	$(409)
Hong Kong
BNP Paribas	Pay	Hong Kong Exchanges & Clearing, Ltd.	5,800	3.28% (HONIA + 0.30%)	Monthly	05/24/2027	300,335	14,059	14,059
								$13,650	$13,650
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	SGX Nikkei 225 Index	September 2026	$1,240,016	$1,248,169	$8,153

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
40	Long	Euro STOXX 50 Index	September 2026	$3,011,926	$2,990,757	$(21,169)
9	Long	FTSE 100 Index	September 2026	1,323,403	1,321,451	(1,952)
11	Long	SPI 200 Index	September 2026	1,785,330	1,778,314	(7,016)
						$(30,137)
		Net Unrealized Appreciation (Depreciation)				$(21,984)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	15.9%
Insurance	9.0
Semiconductors	7.1
Pharmaceuticals	6.3
Chemicals	3.2
Electrical Components & Equipment	2.9
Oil & Gas	2.7
Electric	2.7
Mining	2.7
Commercial Services	2.7
Telecommunications	2.5
Auto Manufacturers	2.2
Engineering & Construction	2.2
Machinery-Diversified	2.1
Retail	2.1
Distribution/Wholesale	2.0
Food	1.9
Miscellaneous Manufacturing	1.8
Transportation	1.8
Software	1.7
Diversified Financial Services	1.6
Electronics	1.6
Real Estate	1.5
Health Care-Products	1.2
REITS	1.2
Building Materials	1.2
Investment Companies	1.1
Internet	1.0
Apparel	1.0
Machinery-Construction & Mining	1.0
Cosmetics/Personal Care	0.9
Home Furnishings	0.8
Biotechnology	0.7
Computers	0.6
Food Service	0.6
Gas	0.6
Short-Term Investments	0.5
Auto Parts & Equipment	0.5
Hand/Machine Tools	0.5
Lodging	0.5
Leisure Time	0.5
Private Equity	0.5
Metal Fabricate/Hardware	0.5
Media	0.5
Toys/Games/Hobbies	0.4
Health Care-Services	0.3
Advertising	0.3
Beverages	0.3
Household Products/Wares	0.3
Airlines	0.2
Energy-Alternate Sources	0.2
Pipelines	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.1%
Entertainment	0.1
Shipbuilding	0.1
Office/Business Equipment	0.1
Home Builders	0.1
98.8%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Jersey	$—	$231,536	$—	$231,536
Switzerland	46,380,231	857,232	—	47,237,463
United Kingdom	201,457	56,051,314	—	56,252,771
Other Countries	400,505,998	—	—	400,505,998
Short-Term Investments	2,642,617	—	—	2,642,617
Total Investments at Value	$449,730,303	$57,140,082	$—	$506,870,385
Other Financial Instruments:†
Swaps	$—	$14,059	$—	$14,059
Futures Contracts	8,153	—	—	8,153
Total Other Financial Instruments	$8,153	$14,059	$—	$22,212
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$409	$—	$409
Futures Contracts	30,137	—	—	30,137
Total Other Financial Instruments	$30,137	$409	$—	$30,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 2.2%
Northern Star Resources, Ltd.	277,074	$4,654,040
Paladin Energy, Ltd.†	263,869	2,195,317
Santos, Ltd.	435,930	2,542,833
Whitehaven Coal, Ltd.	309,990	1,899,287
		11,291,477
Belgium — 0.1%
Lakefront Therapeutics NV ADR†	22,498	641,193
Brazil — 0.1%
Cosan SA†	740,704	557,506
Canada — 3.2%
Celestica, Inc.†	4,069	1,218,258
Energy Fuels, Inc.†	146,433	2,159,887
Finning International, Inc.	35,572	2,333,823
NexGen Energy, Ltd.†	147,542	1,544,765
Nutrien, Ltd.	22,851	1,725,936
Pan American Silver Corp.	36,629	1,901,778
Teck Resources, Ltd., Class B	37,198	2,533,928
Vermilion Energy, Inc.	160,699	2,061,768
West Fraser Timber Co., Ltd.	17,695	1,205,755
		16,685,898
China — 0.9%
Ping An Insurance Group Co. of China, Ltd.	676,500	4,880,566
Denmark — 0.3%
Bavarian Nordic A/S†	48,291	1,632,850
Finland — 0.4%
UPM-Kymmene Oyj	81,807	2,286,250
France — 10.8%
Accor SA	49,153	2,655,996
AXA SA	129,234	6,469,814
BNP Paribas SA	72,472	8,652,001
Eiffage SA	7,425	940,071
Kering SA	8,620	2,543,690
L'Oreal SA	12,951	5,787,129
Orange SA	257,850	4,613,883
Sanofi SA	39,659	3,538,321
Schneider Electric SE	16,939	5,796,398
TotalEnergies SE	142,029	12,460,464
Vinci SA	25,130	3,302,819
		56,760,586
Germany — 6.1%
Allianz SE	15,047	7,879,008
Deutsche Bank AG	104,397	4,202,951
Duerr AG	39,489	847,648
E.ON SE	120,290	2,487,066
Fresenius Medical Care AG	52,170	2,390,592
Infineon Technologies AG	42,531	2,780,831
KION Group AG	27,977	1,440,252
Siemens AG	26,185	8,686,573
Siemens Energy AG	7,712	1,273,630
		31,988,551
Greece — 1.1%
Piraeus Bank SA	460,091	5,493,822
Guernsey — 0.3%
Burford Capital, Ltd.	342,437	1,421,114
Hong Kong — 2.3%
BOC Hong Kong Holdings, Ltd.	619,000	4,161,703
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Kingboard Holdings, Ltd.	210,000	$1,449,394
Sun Hung Kai Properties, Ltd.	240,500	3,565,258
WH Group, Ltd.*	3,164,402	2,993,454
		12,169,809
Ireland — 1.6%
Bank of Ireland Group PLC	248,596	5,482,043
Flutter Entertainment PLC†	7,971	798,535
Jazz Pharmaceuticals PLC†	8,328	2,087,663
		8,368,241
Israel — 0.6%
Check Point Software Technologies, Ltd.†	22,674	3,149,645
Italy — 3.2%
Avio SpA	32,391	1,106,891
BPER Banca SpA	361,148	5,979,428
Buzzi SpA	32,190	1,535,245
Enel SpA	578,690	6,332,580
PRADA SpA	315,300	1,650,021
		16,604,165
Japan — 18.5%
Dai-ichi Life Group, Inc.	290,500	3,343,250
Daiwabo Holdings Co., Ltd.	121,400	2,891,562
ITOCHU Corp.	684,000	9,025,803
Iyogin Holdings, Inc.	123,900	3,117,859
Kinden Corp.	21,100	926,155
Macnica Holdings, Inc.	124,100	2,882,072
MatsukiyoCocokara & Co.	221,100	3,613,722
Mebuki Financial Group, Inc.	526,700	5,629,673
Medipal Holdings Corp.	103,600	1,875,500
Murata Manufacturing Co., Ltd.	94,600	4,258,332
Nippon Television Holdings, Inc.	98,000	1,864,914
ORIX Corp.	187,700	7,383,454
Sankyo Co., Ltd.	195,900	2,462,393
Sanwa Holdings Corp.	30,943	704,474
SCREEN Holdings Co., Ltd.	10,400	885,383
Shimamura Co., Ltd.	119,300	2,444,997
Ship Healthcare Holdings, Inc.	50,400	752,608
SoftBank Group Corp.	19,900	647,762
Sumitomo Corp.	419,200	4,701,075
Sumitomo Mitsui Financial Group, Inc.	378,700	16,534,789
Sundrug Co., Ltd.	11,200	261,649
Takeda Pharmaceutical Co., Ltd.	117,000	4,222,254
Tokyo Electron, Ltd.	8,800	3,109,058
Tokyo Tatemono Co., Ltd.	133,400	2,876,764
Toyota Motor Corp.	286,800	5,665,983
Toyota Tsusho Corp.	89,900	4,208,277
TV Asahi Holdings Corp.	38,600	758,710
		97,048,472
Jersey — 1.1%
TP ICAP Group PLC	691,175	3,227,875
Yellow Cake PLC*†	319,783	2,529,033
		5,756,908
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	16,478	1,732,497
Netherlands — 6.9%
ASR Nederland NV	70,655	5,951,664
ING Groep NV	448,420	15,878,478
JBS NV, Class A	124,608	1,674,732
Koninklijke Ahold Delhaize NV	196,077	6,980,634

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke KPN NV	899,664	$4,317,957
Prosus NV	27,701	1,233,309
		36,036,774
Norway — 1.4%
DNB Bank ASA	152,218	5,196,794
Leroy Seafood Group ASA	481,363	2,337,846
		7,534,640
Poland — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	129,052	3,946,536
Singapore — 3.2%
BW LPG, Ltd.*	51,676	1,253,143
DBS Group Holdings, Ltd.	119,400	7,270,521
Singapore Exchange, Ltd.	264,700	5,310,243
Venture Corp., Ltd.	210,200	2,791,422
		16,625,329
South Africa — 0.4%
Impala Platinum Holdings, Ltd.	137,274	1,916,700
South Korea — 0.2%
Youngone Corp.	22,388	1,182,707
Spain — 4.8%
Banco Bilbao Vizcaya Argentaria SA	268,917	7,818,381
Banco Santander SA	362,079	5,326,132
Iberdrola SA	222,716	5,194,609
Industria de Diseno Textil SA	102,020	6,873,074
		25,212,196
Sweden — 0.3%
Securitas AB, Class B	92,921	1,474,682
Switzerland — 5.0%
Nestle SA	27,500	2,681,450
Novartis AG	47,137	7,187,612
Roche Holding AG	21,634	9,442,043
Zurich Insurance Group AG	9,481	6,950,505
		26,261,610
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	3,790,745
Thailand — 0.4%
Bangkok Bank PCL	320,900	1,853,207
United Kingdom — 19.5%
3i Group PLC	116,982	4,464,998
AstraZeneca PLC (LSE)	39,145	6,319,837
AstraZeneca PLC (NYSE)	10,719	1,737,871
BAE Systems PLC	177,203	4,834,980
British American Tobacco PLC	24,680	1,372,373
Centrica PLC	942,589	1,985,056
Coca-Cola Europacific Partners PLC	76,618	8,276,276
Compass Group PLC	172,296	5,263,472
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Endeavour Mining PLC	31,543	$1,981,932
HSBC Holdings PLC	662,544	13,688,435
Imperial Brands PLC	150,641	5,146,746
London Stock Exchange Group PLC	36,205	4,399,577
Marks & Spencer Group PLC	597,471	3,191,015
National Grid PLC	522,042	8,264,768
NatWest Group PLC	613,341	5,630,491
Rio Tinto PLC	87,825	9,019,310
Shell PLC	366,269	16,674,898
		102,252,035
United States — 2.2%
Diversified Energy Co.	131,069	1,951,617
Insmed, Inc.†	12,136	1,478,408
Primo Brands Corp.	198,241	4,523,860
Sunbelt Rentals Holdings, Inc.	47,928	3,418,349
		11,372,234
Total Common Stocks (cost $412,822,328)		517,928,945
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE Value ETF (cost $332,730)	4,189	342,702
Total Long-Term Investment Securities (cost $413,155,058)		518,271,647
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
Allspring Government Money Market Fund, Institutional Shares Class 3.54%(1)	774,306	774,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	2,031,581	2,031,581
Total Short-Term Investments (cost $2,805,887)		2,805,887
TOTAL INVESTMENTS (cost $415,960,945)	99.5%	521,077,534
Other assets less liabilities	0.5	2,392,090
NET ASSETS	100.0%	$523,469,624

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At August 31, 2026, the aggregate value of these securities was
$6,775,630 representing 1.3% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2026.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	741,645,000	USD	4,671,127	10/08/2026	$15,334	$—
	SEK	10,041,000	USD	1,055,192	10/08/2026	4,697	—
						20,031	—

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	SGD	1,988,000	USD	1,557,908	10/08/2026	$—	$(9,895)
	USD	12,978,038	EUR	11,237,000	10/08/2026	92,563	—
						92,563	(9,895)
HSBC Bank PLC	NZD	6,187,000	USD	3,628,799	10/08/2026	—	(35,275)
	USD	2,113,428	EUR	1,811,000	10/08/2026	—	(6,917)
	USD	6,486,838	GBP	4,809,000	10/08/2026	29,676	—
						29,676	(42,192)
JPMorgan Chase Bank, N.A.	GBP	385,000	USD	523,418	10/08/2026	1,717	—
	USD	12,185,662	AUD	17,278,000	10/08/2026	189,055	—
						190,772	—
Morgan Stanley Bank, N.A.	AUD	1,106,000	USD	792,645	10/08/2026	514	—
	CAD	20,221,000	USD	14,532,294	10/08/2026	—	(82,101)
	USD	259,440	JPY	40,947,000	10/08/2026	—	(2,389)
						514	(84,490)
UBS AG	CAD	2,195,000	USD	1,584,323	10/08/2026	—	(2,077)
	USD	10,367,862	CHF	8,389,000	10/08/2026	51,759	—
	USD	779,596	EUR	667,000	10/08/2026	—	(3,758)
						51,759	(5,835)
Wells Fargo Bank NA	NOK	4,852,000	USD	519,299	10/08/2026	271	—
Unrealized Appreciation (Depreciation)						$385,586	$(142,412)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	24.2%
Pharmaceuticals	7.2
Oil & Gas	7.0
Insurance	6.7
Mining	5.4
Electric	4.3
Diversified Financial Services	4.1
Distribution/Wholesale	4.0
Food	3.6
Retail	2.5
Beverages	2.5
Electronics	2.2
Semiconductors	1.8
Telecommunications	1.8
Miscellaneous Manufacturing	1.7
Agriculture	1.3
Commercial Services	1.2
Real Estate	1.2
Aerospace/Defense	1.1
Electrical Components & Equipment	1.1
Cosmetics/Personal Care	1.1
Auto Manufacturers	1.1
Apparel	1.0
Food Service	1.0
Engineering & Construction	1.0
Private Equity	0.8
Entertainment	0.7
Building Materials	0.6

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Chemicals	0.6%
Computers	0.6
Biotechnology	0.6
Short-Term Investments	0.5
Lodging	0.5
Media	0.5
Investment Companies	0.5
Hand/Machine Tools	0.5
Machinery-Diversified	0.5
Health Care-Services	0.4
Forest Products & Paper	0.4
Gas	0.4
Coal	0.4
Transportation	0.3
Internet	0.3
Machinery-Construction & Mining	0.2
Unaffiliated Investment Companies	0.1
99.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Jersey	$—	$5,756,908	$—	$5,756,908
United Kingdom	10,014,147	92,237,888	—	102,252,035
United States	7,953,885	3,418,349	—	11,372,234
Other Countries	398,547,768	—	—	398,547,768
Unaffiliated Investment Companies	342,702	—	—	342,702
Short-Term Investments	2,805,887	—	—	2,805,887
Total Investments at Value	$419,664,389	$101,413,145	$—	$521,077,534
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$385,586	$—	$385,586
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$142,412	$—	$142,412

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.9%
Boeing Co.†	6,605	$1,372,387
General Electric Co.	7,721	2,592,017
Howmet Aerospace, Inc.	21,672	5,308,556
L3Harris Technologies, Inc.	1,380	367,425
Northrop Grumman Corp.	6,955	3,753,614
RTX Corp.	5,226	1,085,597
TransDigm Group, Inc.†	250	292,935
		14,772,531
Agriculture — 0.8%
Altria Group, Inc.	6,555	448,887
Philip Morris International, Inc.	30,494	5,711,526
		6,160,413
Airlines — 0.1%
United Airlines Holdings, Inc.†	4,172	450,534
Auto Manufacturers — 1.4%
General Motors Co.	5,922	511,187
PACCAR, Inc.	5,613	696,742
Tesla, Inc.†	27,434	10,094,340
		11,302,269
Banks — 4.6%
Bank of America Corp.	38,535	2,386,858
Bank of New York Mellon Corp.	6,863	1,106,865
Citigroup, Inc.	15,095	1,986,804
Fifth Third Bancorp	8,232	442,635
Goldman Sachs Group, Inc.	1,414	1,450,622
Huntington Bancshares, Inc.	27,320	455,834
JPMorgan Chase & Co.	16,392	5,835,880
KeyCorp	14,560	314,641
Morgan Stanley	30,335	6,471,062
Popular, Inc.	1,082	181,981
US Bancorp	63,250	3,894,935
Wells Fargo & Co.	137,176	11,850,635
Western Alliance Bancorp	2,582	201,732
		36,580,484
Beverages — 0.5%
Coca-Cola Co.	27,228	2,414,307
Keurig Dr Pepper, Inc.	18,645	594,029
Monster Beverage Corp.†	9,278	426,046
PepsiCo, Inc.	4,565	640,652
		4,075,034
Biotechnology — 1.3%
Amgen, Inc.	3,046	1,309,415
Biogen, Inc.†	600	129,990
Corteva, Inc.	5,153	436,098
Gilead Sciences, Inc.	9,847	1,441,010
Moderna, Inc.†	10,321	1,448,449
Regeneron Pharmaceuticals, Inc.	2,244	1,793,136
Vertex Pharmaceuticals, Inc.†	7,608	4,142,708
		10,700,806
Building Materials — 1.0%
Carrier Global Corp.	6,538	380,642
CRH PLC	4,093	385,929
Johnson Controls International PLC	4,494	621,250
Lennox International, Inc.	100	38,264
Madison Air Solutions Corp., Class A†	2,792	73,709
Martin Marietta Materials, Inc.	753	390,581
Trane Technologies PLC	9,302	4,133,809
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Vulcan Materials Co.	7,458	$2,010,528
West Fraser Timber Co., Ltd.	4,208	286,817
		8,321,529
Chemicals — 0.8%
Albemarle Corp.	2,300	310,431
CF Industries Holdings, Inc.	1,747	227,162
Ecolab, Inc.	11,064	3,133,325
Linde PLC	3,974	1,945,591
Mosaic Co.	7,264	175,208
Qnity Electronics, Inc.	1,814	216,646
RPM International, Inc.	474	49,343
Sherwin-Williams Co.	1,645	557,343
		6,615,049
Commercial Services — 1.6%
Affirm Holdings, Inc.†	20,143	1,499,646
API Group Corp.†	4,220	165,635
Block, Inc.†	14,802	1,214,060
Booz Allen Hamilton Holding Corp.	2,918	220,747
Cintas Corp.	2,578	520,215
Corpay, Inc.†	1,977	799,301
Equifax, Inc.	1,382	261,419
Global Payments, Inc.	1,655	150,688
Moody's Corp.	1,275	643,416
PayPal Holdings, Inc.	5,200	273,858
Quanta Services, Inc.	1,400	849,926
S&P Global, Inc.	6,335	2,761,046
United Rentals, Inc.	2,756	2,860,728
Verisk Analytics, Inc.	1,322	256,177
		12,476,862
Computers — 8.6%
Accenture PLC, Class A	2,200	417,472
Apple, Inc.	162,322	51,431,726
Cognizant Technology Solutions Corp., Class A	2,200	142,076
Crowdstrike Holdings, Inc., Class A†	21,649	5,000,919
Dell Technologies, Inc., Class C	3,950	1,801,239
Hewlett Packard Enterprise Co.	11,100	579,864
International Business Machines Corp.	1,400	327,418
Lumentum Holdings, Inc.†	205	187,526
Sandisk Corp.†	1,344	2,105,645
Seagate Technology Holdings PLC	1,560	1,292,273
Western Digital Corp.	12,171	5,483,644
		68,769,802
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	7,894	709,039
Estee Lauder Cos., Inc., Class A	5,284	540,553
Procter & Gamble Co.	16,597	2,408,557
Unilever PLC ADR	10,876	705,309
		4,363,458
Distribution/Wholesale — 0.1%
SiteOne Landscape Supply, Inc.†	1,916	188,784
WW Grainger, Inc.	143	187,257
		376,041
Diversified Financial Services — 4.7%
American Express Co.	26,644	8,797,050
Apollo Global Management, Inc.	2,786	380,512
Ares Management Corp., Class A	3,091	442,538
Blackrock, Inc.	1,030	1,190,278
Capital One Financial Corp.	5,952	1,276,764

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp.	13,158	$1,445,012
Interactive Brokers Group, Inc., Class A	3,700	359,973
Intercontinental Exchange, Inc.	6,737	1,082,636
Invesco, Inc.	3,976	130,333
LPL Financial Holdings, Inc.	570	210,977
Mastercard, Inc., Class A	29,904	17,622,726
TPG, Inc.	7,198	389,556
Tradeweb Markets, Inc., Class A	7,679	827,028
Visa, Inc., Class A	7,531	2,857,035
Voya Financial, Inc.	2,301	233,137
		37,245,555
Electric — 2.5%
Alliant Energy Corp.	10,747	730,581
Ameren Corp.	3,082	326,723
Consolidated Edison, Inc.	6,144	657,531
Constellation Energy Corp.	1,229	337,692
Dominion Energy, Inc.	5,956	393,156
Entergy Corp.	20,205	2,147,993
NextEra Energy, Inc.	114,308	9,412,121
NRG Energy, Inc.	4,000	440,480
Sempra	9,323	761,689
Southern Co.	39,922	3,513,136
Vistra Corp.	3,719	510,879
Xcel Energy, Inc.	10,160	769,010
		20,000,991
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	500	117,585
Eaton Corp. PLC	12,087	4,857,524
		4,975,109
Electronics — 1.0%
Amphenol Corp., Class A	28,197	4,470,634
Coherent Corp.†	1,005	279,219
Emerson Electric Co.	4,005	610,522
Flex, Ltd.†	1,800	196,650
Fortive Corp.	13,371	786,750
Garmin, Ltd.	400	113,644
Honeywell International, Inc.	1,115	238,086
Jabil, Inc.	1,137	347,081
Keysight Technologies, Inc.†	2,015	650,240
TE Connectivity PLC	2,808	576,342
		8,269,168
Energy-Alternate Sources — 0.0%
Nextpower, Inc.†	1,600	131,248
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	130	200,931
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,363	245,190
TKO Group Holdings, Inc.	3,390	619,048
		864,238
Environmental Control — 0.1%
Republic Services, Inc.	1,472	325,194
Veralto Corp.	900	88,713
Waste Connections, Inc.	1,251	206,816
Waste Management, Inc.	1,675	366,691
		987,414
Security Description	Shares or Principal Amount	Value

Food — 0.5%
Mondelez International, Inc., Class A	58,585	$3,636,371
Sysco Corp.	206	16,702
		3,653,073
Forest Products & Paper — 0.0%
International Paper Co.	8,141	308,788
Gas — 0.1%
Atmos Energy Corp.	1,998	331,928
NiSource, Inc.	3,000	122,760
		454,688
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	2,178	209,894
Health Care-Products — 2.7%
Abbott Laboratories	12,645	1,395,502
Agilent Technologies, Inc.	1,000	153,560
Boston Scientific Corp.†	6,298	304,193
Danaher Corp.	3,273	698,982
Edwards Lifesciences Corp.†	43,578	3,954,704
GE HealthCare Technologies, Inc.	1,400	99,722
Guardant Health, Inc.†	3,430	545,439
IDEXX Laboratories, Inc.†	200	111,338
Intuitive Surgical, Inc.†	1,778	670,057
Medtronic PLC	29,745	2,696,384
Natera, Inc.†	1,297	417,582
ResMed, Inc.	400	96,040
Revvity, Inc.	419	53,913
Stryker Corp.	12,937	4,189,001
Thermo Fisher Scientific, Inc.	9,534	5,883,431
Waters Corp.†	600	248,778
		21,518,626
Health Care-Services — 0.6%
BrightSpring Health Services, Inc.†	2,949	172,222
Centene Corp.†	3,990	256,717
Charles River Laboratories International, Inc.†	1,189	342,717
Elevance Health, Inc.	1,597	626,886
Humana, Inc.	400	153,292
IQVIA Holdings, Inc.†	511	133,468
Tenet Healthcare Corp.†	1,741	462,949
UnitedHealth Group, Inc.	6,621	2,578,284
		4,726,535
Home Builders — 0.1%
Toll Brothers, Inc.	3,591	515,129
Insurance — 2.9%
Allstate Corp.	3,366	867,755
American International Group, Inc.	8,682	662,958
Aon PLC, Class A	13,177	4,236,669
Arthur J. Gallagher & Co.	18,910	4,957,257
Axis Capital Holdings, Ltd.	3,644	359,954
Berkshire Hathaway, Inc., Class B†	7,573	3,817,019
Chubb, Ltd.	4,072	1,378,779
Equitable Holdings, Inc.	11,464	574,690
Lincoln National Corp.	3,900	166,101
Marsh & McLennan Cos., Inc.	7,278	1,381,364
MetLife, Inc.	8,893	846,347
Progressive Corp.	12,955	2,825,226
Willis Towers Watson PLC	2,256	763,769
		22,837,888
Internet — 14.3%
Airbnb, Inc., Class A†	3,204	587,037

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	97,738	$33,167,390
Alphabet, Inc., Class C	40,288	13,512,998
Amazon.com, Inc.†	131,587	34,182,355
AppLovin Corp., Class A†	1,632	509,282
Booking Holdings, Inc.	5,718	1,138,397
CDW Corp.	600	90,948
DoorDash, Inc., Class A†	10,120	2,345,209
F5, Inc.†	400	162,852
Meta Platforms, Inc., Class A	30,244	17,309,851
Netflix, Inc.†	87,562	7,096,900
Palo Alto Networks, Inc.†	6,412	2,450,217
Robinhood Markets, Inc., Class A†	3,758	393,876
Shopify, Inc., Class A†	2,052	302,403
Spotify Technology SA†	448	243,542
Uber Technologies, Inc.†	7,009	530,231
VeriSign, Inc.	300	86,484
		114,109,972
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,108	490,363
Leisure Time — 0.1%
Royal Caribbean Cruises, Ltd.	1,256	337,537
Viking Holdings, Ltd.†	2,897	249,548
		587,085
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	2,676	846,365
Las Vegas Sands Corp.	3,628	158,943
Marriott International, Inc., Class A	6,045	2,065,939
		3,071,247
Machinery-Construction & Mining — 0.9%
Bloom Energy Corp., Class A†	900	185,670
Caterpillar, Inc.	2,635	2,101,334
GE Vernova, Inc.	974	875,168
Innio NV†	14,596	294,839
Vertiv Holdings Co., Class A	15,397	3,983,512
		7,440,523
Machinery-Diversified — 0.4%
Deere & Co.	2,334	1,528,560
Dover Corp.	1,635	317,566
ESAB Corp.	4,463	336,421
Ingersoll Rand, Inc.	3,057	235,542
Middleby Corp.†	2,900	321,436
Westinghouse Air Brake Technologies Corp.	1,900	543,267
Xylem, Inc.	300	33,033
		3,315,825
Media — 1.0%
Space Exploration Technologies Corp., Class A†	18,065	2,595,760
Walt Disney Co.	51,020	5,487,201
		8,082,961
Mining — 0.3%
Agnico Eagle Mines, Ltd.	2,800	568,708
Franco-Nevada Corp.	1,772	466,302
Freeport-McMoRan, Inc.	10,743	813,675
MP Materials Corp.†	3,800	208,050
		2,056,735
Miscellaneous Manufacturing — 0.3%
3M Co.	500	85,915
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Axon Enterprise, Inc.†	847	$479,876
Parker-Hannifin Corp.	1,296	1,269,354
Teledyne Technologies, Inc.†	1,405	861,195
		2,696,340
Oil & Gas — 2.1%
Chevron Corp.	13,799	2,844,526
ConocoPhillips	51,847	6,869,209
Diamondback Energy, Inc.	2,893	579,989
EOG Resources, Inc.	2,763	400,525
EQT Corp.	7,831	424,284
ExxonMobil Holdings Corp.	23,054	3,710,541
Marathon Petroleum Corp.	1,910	713,041
Phillips 66	2,235	551,106
Valero Energy Corp.	1,746	626,674
		16,719,895
Oil & Gas Services — 1.0%
Baker Hughes Co.	113,761	7,229,511
SLB, Ltd.	12,948	778,175
		8,007,686
Packaging & Containers — 0.1%
Ball Corp.	3,895	245,268
Packaging Corp. of America	1,106	258,738
		504,006
Pharmaceuticals — 3.9%
AbbVie, Inc.	32,784	8,406,473
Becton Dickinson & Co.	1,100	206,921
Bristol-Myers Squibb Co.	17,476	1,167,572
Cardinal Health, Inc.	1,815	425,835
Cencora, Inc.	2,110	682,796
Chugai Pharmaceutical Co., Ltd. ADR	8,512	183,434
CVS Health Corp.	12,092	1,135,560
Dexcom, Inc.†	2,300	209,438
Eli Lilly & Co.	9,664	11,178,639
Johnson & Johnson	14,230	3,783,045
McKesson Corp.	185	163,784
Merck & Co., Inc.	18,145	2,681,105
Pfizer, Inc.	13,649	388,451
Viatris, Inc.	30,997	511,760
Zoetis, Inc.	1,100	84,810
		31,209,623
Pipelines — 0.2%
Kinder Morgan, Inc.	2,600	83,824
Targa Resources Corp.	2,696	791,680
Williams Cos., Inc.	12,679	951,559
		1,827,063
Private Equity — 0.9%
Blackstone, Inc.	42,253	6,052,320
KKR & Co., Inc.	6,780	743,901
		6,796,221
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,604	379,689
REITS — 1.1%
BXP, Inc.	2,101	142,847
CubeSmart	2,379	94,494
Equinix, Inc.	931	974,496
Equity LifeStyle Properties, Inc.	1,000	63,450
Essex Property Trust, Inc.	912	258,060

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Federal Realty Investment Trust	1,400	$162,442
Prologis, Inc.	27,083	3,789,453
Public Storage	1,571	482,281
Rexford Industrial Realty, Inc.	1,972	73,043
Simon Property Group, Inc.	1,536	326,123
Sun Communities, Inc.	730	88,637
VICI Properties, Inc.	9,300	238,545
Vivmark Residential	4,351	283,424
Welltower, Inc.	7,153	1,689,825
		8,667,120
Retail — 4.5%
AutoZone, Inc.†	1,528	4,570,615
Carvana Co.†	8,336	612,363
Chipotle Mexican Grill, Inc.†	66,400	2,525,192
Costco Wholesale Corp.	2,891	2,728,786
Dollar General Corp.	300	38,025
Dollar Tree, Inc.†	700	88,613
Ferguson Enterprises, Inc.	500	112,255
Home Depot, Inc.	6,804	2,230,555
Lowe's Cos., Inc.	31,416	6,430,855
McDonald's Corp.	21,233	5,595,745
O'Reilly Automotive, Inc.†	7,484	664,579
Ross Stores, Inc.	2,672	610,659
Starbucks Corp.	3,900	414,375
Target Corp.	800	128,704
TJX Cos., Inc.	7,179	961,340
Tractor Supply Co.	4,000	139,600
Ulta Beauty, Inc.†	547	293,794
Walmart, Inc.	69,242	7,261,408
Yum! Brands, Inc.	3,337	511,595
		35,919,058
Semiconductors — 18.7%
Advanced Micro Devices, Inc.†	26,430	12,441,130
Analog Devices, Inc.	3,515	1,272,922
Applied Materials, Inc.	5,465	2,505,101
ASML Holding NV	1,664	2,822,161
Broadcom, Inc.	70,066	25,948,242
Entegris, Inc.	1,300	175,877
Intel Corp.†	37,962	3,397,979
KLA Corp.	9,444	1,656,950
Lam Research Corp.	22,337	6,734,382
Marvell Technology, Inc.	6,000	1,269,960
Micron Technology, Inc.	17,029	16,326,213
Monolithic Power Systems, Inc.	401	508,376
NVIDIA Corp.	307,212	67,826,265
NXP Semiconductors NV	21,697	4,874,014
QUALCOMM, Inc.	343	58,475
Teradyne, Inc.	903	315,896
Texas Instruments, Inc.	3,638	949,191
		149,083,134
Software — 7.3%
Autodesk, Inc.†	1,063	274,817
Security Description	Shares or Principal Amount	Value

Software (continued)
Cadence Design Systems, Inc.†	11,185	$3,789,254
Datadog, Inc., Class A†	2,362	559,889
Descartes Systems Group, Inc.†	5,095	410,861
Fair Isaac Corp.†	100	114,721
Intuit, Inc.	1,291	463,856
Microsoft Corp.	80,833	41,005,773
MSCI, Inc.	500	285,320
Oracle Corp.	10,860	1,619,443
Palantir Technologies, Inc., Class A†	33,009	6,152,217
PTC, Inc.†	698	108,707
Salesforce, Inc.	6,142	1,581,811
ServiceNow, Inc.†	8,997	1,331,466
Veeva Systems, Inc., Class A†	1,000	285,690
Workday, Inc., Class A†	1,000	197,450
		58,181,275
Telecommunications — 1.7%
Arista Networks, Inc.†	11,835	2,315,991
Ciena Corp.†	1,071	409,979
Cisco Systems, Inc.	31,342	3,462,978
Corning, Inc.	26,447	3,933,462
Motorola Solutions, Inc.	1,037	503,256
T-Mobile US, Inc.	16,635	3,001,619
		13,627,285
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	435	65,102
Canadian National Railway Co.	4,650	580,088
Canadian Pacific Kansas City, Ltd.	40,176	3,723,914
CSX Corp.	24,451	1,235,020
Fedex Freight Holding Co., Inc.†	226	30,225
Old Dominion Freight Line, Inc.	3,364	672,665
Saia, Inc.†	2,303	817,864
		7,124,878
Water — 0.3%
American Water Works Co., Inc.	19,106	2,641,022
Total Long-Term Investment Securities (cost $687,033,856)		794,403,093
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
T. Rowe Price Government Reserve Fund 3.72%(1) (cost $185,271)	185,271	185,271
TOTAL INVESTMENTS (cost $687,219,127)	99.8%	794,588,364
Other assets less liabilities	0.2	1,835,130
NET ASSETS	100.0%	$796,423,494

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.

ADR—American Depositary Receipt

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$794,403,093	$—	$—	$794,403,093
Short-Term Investments	185,271	—	—	185,271
Total Investments at Value	$794,588,364	$—	$—	$794,588,364

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.4%
AeroVironment, Inc.#†	22,858	$3,390,984
ATI, Inc.†	96,302	19,664,868
Curtiss-Wright Corp.	26,068	15,185,392
Hexcel Corp.	53,432	4,951,544
Kratos Defense & Security Solutions, Inc.†	132,837	6,772,030
Moog, Inc., Class A	20,068	7,455,262
StandardAero, Inc.†	134,754	3,300,126
		60,720,206
Agriculture — 0.3%
Darling Ingredients, Inc.†	112,149	7,432,114
Airlines — 0.4%
Alaska Air Group, Inc.†	78,729	3,253,870
American Airlines Group, Inc.†	466,693	6,267,687
		9,521,557
Apparel — 0.5%
Capri Holdings, Ltd.†	85,329	1,130,609
Columbia Sportswear Co.	17,479	1,003,295
Crocs, Inc.†	35,200	4,237,376
PVH Corp.	32,925	2,441,718
VF Corp.	234,261	3,148,468
		11,961,466
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	58,751	7,385,588
Autoliv, Inc.#	48,724	5,905,836
BorgWarner, Inc.	144,742	9,286,647
Gentex Corp.	150,580	3,368,475
Lear Corp.	35,350	4,418,396
Visteon Corp.	18,915	1,925,925
		32,290,867
Banks — 5.6%
Associated Banc-Corp.	115,753	3,543,199
Bank OZK	72,143	3,540,778
Columbia Banking System, Inc.	203,977	6,045,878
Commerce Bancshares, Inc.	96,038	5,542,353
Cullen/Frost Bankers, Inc.	44,314	7,128,793
East West Bancorp, Inc.	96,652	12,261,273
First Financial Bankshares, Inc.	92,610	3,077,430
First Horizon Corp.	336,215	8,176,749
Flagstar Bank N.A.	210,323	2,799,399
FNB Corp.	254,261	4,635,178
Glacier Bancorp, Inc.	90,970	4,212,821
Hancock Whitney Corp.	57,338	4,271,108
Home BancShares, Inc.	131,736	3,880,943
International Bancshares Corp.	38,512	2,702,002
Old National Bancorp	243,595	6,231,160
Pinnacle Financial Partners, Inc.	106,485	10,645,306
Prosperity Bancshares, Inc.	83,095	5,946,278
SouthState Bank Corp.	69,187	7,257,024
Texas Capital Bancshares, Inc.	30,952	3,007,915
UMB Financial Corp.	50,399	7,138,010
United Bankshares, Inc.	97,386	4,589,802
Valley National Bancorp	338,957	4,623,374
Western Alliance Bancorp	72,536	5,667,238
Wintrust Financial Corp.	47,779	7,184,050
Zions Bancorp NA	103,798	6,922,289
		141,030,350
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	5,405	$961,063
Celsius Holdings, Inc.†	112,782	3,546,994
Coca-Cola Consolidated, Inc.	39,882	7,799,723
		12,307,780
Biotechnology — 4.1%
Arrowhead Pharmaceuticals, Inc.†	99,398	8,189,401
BioMarin Pharmaceutical, Inc.†	136,688	8,916,158
Bio-Rad Laboratories, Inc., Class A†	12,853	4,962,800
Cytokinetics, Inc.†	95,809	6,793,816
Exelixis, Inc.†	178,057	9,729,035
Halozyme Therapeutics, Inc.†	83,701	8,913,320
Illumina, Inc.†	106,767	22,808,634
Krystal Biotech, Inc.†	18,586	6,679,065
Roivant Sciences, Ltd.†	319,407	11,064,259
United Therapeutics Corp.†	29,953	15,287,412
		103,343,900
Building Materials — 2.1%
AAON, Inc.	48,357	3,673,681
Carlisle Cos., Inc.	28,599	9,911,841
Eagle Materials, Inc.	22,195	4,311,601
Fortune Brands Innovations, Inc.	84,079	3,727,222
Knife River Corp.†	39,915	2,502,671
Louisiana-Pacific Corp.	44,725	3,153,560
Owens Corning	56,826	7,850,512
Simpson Manufacturing Co., Inc.	29,030	5,301,168
SPX Technologies, Inc.†	35,466	6,977,936
Trex Co., Inc.†	73,304	3,341,196
UFP Industries, Inc.	39,874	3,370,150
		54,121,538
Chemicals — 1.4%
Ashland, Inc.	32,484	2,382,052
Axalta Coating Systems, Ltd.†	151,026	5,500,367
Cabot Corp.	36,746	3,039,262
NewMarket Corp.	5,408	4,854,761
Olin Corp.	82,278	1,431,637
RPM International, Inc.	90,308	9,401,063
Solstice Advanced Materials, Inc.	112,043	7,102,406
Westlake Corp.	23,622	1,773,303
		35,484,851
Commercial Services — 3.6%
API Group Corp.†	273,070	10,717,998
Avis Budget Group, Inc.#†	11,894	1,754,246
Booz Allen Hamilton Holding Corp.	85,428	6,462,628
Brink's Co.	29,155	3,175,854
Euronet Worldwide, Inc.†	25,005	1,738,098
FTI Consulting, Inc.†	20,817	3,134,416
Graham Holdings Co., Class B	2,387	2,694,660
Grand Canyon Education, Inc.†	18,706	2,770,920
H&R Block, Inc.	89,795	4,637,912
Morningstar, Inc.	15,502	3,394,008
Paylocity Holding Corp.†	30,929	4,955,444
Service Corp. International	97,361	7,948,552
Shift4 Payments, Inc., Class A#†	41,628	1,760,032
Toast, Inc., Class A#†	332,451	11,333,255
TransUnion	136,052	11,552,175
UL Solutions, Inc., Class A	54,899	4,091,073
Valvoline, Inc.†	89,705	2,875,942
WEX, Inc.†	24,464	4,662,349
		89,659,562

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 3.1%
CACI International, Inc., Class A†	15,649	$9,749,483
Crane NXT Co.#	35,155	1,719,080
Everpure, Inc., Class A†	222,669	20,697,084
ExlService Holdings, Inc.†	107,814	4,105,557
Genpact, Ltd.	111,543	4,236,403
KBR, Inc.	89,539	3,357,712
Kyndryl Holdings, Inc.†	158,047	2,125,732
Maximus, Inc.	37,319	2,155,919
Okta, Inc.†	118,311	20,472,535
Parsons Corp.†	37,431	1,820,644
Qualys, Inc.†	24,947	4,643,635
Science Applications International Corp.#	30,459	3,905,453
		78,989,237
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	41,671	4,544,223
Distribution/Wholesale — 1.4%
Core & Main, Inc., Class A†	133,229	5,723,518
RB Global, Inc.#	131,465	11,119,309
Watsco, Inc.#	24,701	7,652,864
WESCO International, Inc.	34,502	11,744,481
		36,240,172
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	18,710	6,888,835
Ally Financial, Inc.	196,835	8,308,405
Evercore, Inc., Class A	27,297	7,818,680
Federated Hermes, Inc.	51,467	3,275,875
Hamilton Lane, Inc., Class A	28,901	3,145,007
Houlihan Lokey, Inc.	38,729	5,162,188
Jefferies Financial Group, Inc.	115,356	6,072,340
SEI Investments Co.	64,503	7,158,543
SLM Corp.#	133,199	3,459,178
Stifel Financial Corp.	108,484	8,763,337
Voya Financial, Inc.	63,980	6,482,454
		66,534,842
Electric — 1.6%
Black Hills Corp.	53,865	3,861,043
IDACORP, Inc.	39,099	5,323,720
Northwestern Energy Group, Inc.	43,913	3,037,023
OGE Energy Corp.	145,631	6,645,143
Ormat Technologies, Inc.#	43,365	4,423,230
Portland General Electric Co.	81,600	3,986,976
Talen Energy Corp.†	32,157	9,510,754
TXNM Energy, Inc.	70,408	4,056,205
		40,844,094
Electrical Components & Equipment — 1.1%
Acuity, Inc.	21,251	7,050,869
Belden, Inc.	27,700	3,170,542
EnerSys	26,211	4,819,154
Littelfuse, Inc.	17,914	7,383,793
Novanta, Inc.#†	25,391	3,712,672
Universal Display Corp.	30,827	2,563,882
		28,700,912
Electronics — 3.6%
Advanced Energy Industries, Inc.	26,837	7,430,092
Arrow Electronics, Inc.†	36,083	7,376,448
Avnet, Inc.	57,881	5,183,822
nVent Electric PLC	114,120	17,203,590
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sanmina Corp.†	37,822	$7,440,344
Sensata Technologies Holding PLC	103,441	4,244,184
TD SYNNEX Corp.	52,758	13,339,860
TTM Technologies, Inc.†	73,283	8,714,814
Vicor Corp.†	16,612	3,117,740
Vontier Corp.	100,147	3,225,735
Woodward, Inc.	42,046	14,288,072
		91,564,701
Energy-Alternate Sources — 0.3%
Nextpower, Inc.†	105,179	8,627,833
Engineering & Construction — 1.8%
AECOM	91,414	6,164,046
Dycom Industries, Inc.†	21,230	6,182,388
Exponent, Inc.	34,435	2,445,229
Fluor Corp.†	98,560	5,372,506
IES Holdings, Inc.#†	12,420	3,763,260
MasTec, Inc.†	43,648	10,465,917
Sterling Infrastructure, Inc.†	21,738	10,218,382
		44,611,728
Entertainment — 0.4%
Churchill Downs, Inc.	46,650	4,080,942
Vail Resorts, Inc.#	25,326	3,467,383
Warner Music Group Corp., Class A	103,722	2,925,997
		10,474,322
Environmental Control — 0.7%
Clean Harbors, Inc.†	35,189	11,093,332
Tetra Tech, Inc.	183,138	6,618,608
		17,711,940
Food — 1.8%
Albertsons Cos., Inc., Class A#	250,757	3,096,849
Ingredion, Inc.	44,670	4,621,558
Marzetti Co.	14,247	1,604,924
Performance Food Group Co.†	111,281	11,035,737
Pilgrim's Pride Corp.†	29,958	940,082
Post Holdings, Inc.†	28,441	2,370,842
Sprouts Farmers Market, Inc.†	66,364	5,444,503
US Foods Holding Corp.†	155,403	16,292,450
		45,406,945
Food Service — 0.4%
Aramark	186,180	10,483,796
Gas — 1.0%
National Fuel Gas Co.	67,063	5,570,253
New Jersey Resources Corp.	71,135	3,794,341
ONE Gas, Inc.	44,328	3,513,880
Southwest Gas Holdings, Inc.	45,602	4,028,025
Spire, Inc.	41,893	3,428,523
UGI Corp.	151,290	5,817,100
		26,152,122
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	38,634	10,865,040
MSA Safety, Inc.	25,920	4,841,078
		15,706,118
Health Care-Products — 2.0%
Avantor, Inc.†	481,796	7,005,314
Bruker Corp.	78,463	4,551,639
Dentsply Sirona, Inc.#	139,976	1,563,532

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Products (continued)
Envista Holdings Corp.†	115,446	$3,133,204
Globus Medical, Inc., Class A†	80,271	6,531,651
Haemonetics Corp.†	32,668	3,367,091
Lantheus Holdings, Inc.†	46,504	4,695,044
LivaNova PLC†	38,915	3,105,806
Penumbra, Inc.†	27,755	8,967,640
Repligen Corp.†	37,561	6,797,790
		49,718,711
Health Care-Services — 2.8%
BrightSpring Health Services, Inc.†	112,046	6,543,487
Chemed Corp.	9,403	4,877,430
Encompass Health Corp.	70,001	8,414,820
Ensign Group, Inc.	40,900	7,045,434
HealthEquity, Inc.†	59,828	5,775,795
Medpace Holdings, Inc.†	15,921	9,456,915
Molina Healthcare, Inc.†	36,907	7,336,004
Option Care Health, Inc.†	111,331	2,610,712
Sotera Health Co.†	188,868	3,569,605
Tenet Healthcare Corp.†	60,784	16,163,074
		71,793,276
Home Builders — 0.6%
KB Home	44,072	2,349,038
Thor Industries, Inc.#	36,999	2,811,924
Toll Brothers, Inc.	66,831	9,586,907
		14,747,869
Home Furnishings — 1.0%
Dolby Laboratories, Inc., Class A	42,352	2,607,189
SharkNinja, Inc.†	49,933	9,611,603
Somnigroup International, Inc.#	163,667	10,597,438
Whirlpool Corp.#	45,840	1,872,106
		24,688,336
Housewares — 0.1%
Scotts Miracle-Gro Co.	31,927	1,909,235
Insurance — 4.4%
American Financial Group, Inc.	48,664	6,937,053
Brighthouse Financial, Inc.†	40,387	2,141,319
CNO Financial Group, Inc.	65,954	3,613,620
Equitable Holdings, Inc.	198,828	9,967,248
Essent Group, Ltd.	65,280	4,410,317
Fidelity National Financial, Inc.	178,887	8,309,301
First American Financial Corp.	71,907	5,315,365
Hanover Insurance Group, Inc.	24,689	5,582,430
Kinsale Capital Group, Inc.#	15,461	5,780,868
MGIC Investment Corp.	149,817	4,591,891
Old Republic International Corp.	158,729	6,623,761
Primerica, Inc.	22,090	6,354,189
Reinsurance Group of America, Inc.	46,409	11,418,470
RenaissanceRe Holdings, Ltd.	30,085	9,857,049
RLI Corp.#	64,820	4,114,125
Ryan Specialty Holdings, Inc.#	81,060	3,419,111
Selective Insurance Group, Inc.	42,193	3,851,799
Unum Group	103,728	9,669,524
		111,957,440
Internet — 1.4%
Chewy, Inc., Class A†	169,583	4,036,075
Hims & Hers Health, Inc.#†	149,871	4,433,184
Maplebear, Inc.†	116,097	5,865,221
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A†	339,954	$7,380,401
Roku, Inc.†	92,578	14,528,266
		36,243,147
Iron/Steel — 1.6%
Carpenter Technology Corp.	35,062	16,704,238
Cleveland-Cliffs, Inc.†	406,653	4,696,842
Commercial Metals Co.	78,249	5,279,460
Reliance, Inc.	36,023	13,834,633
		40,515,173
Leisure Time — 0.5%
Brunswick Corp.	46,309	3,514,853
Harley-Davidson, Inc.#	74,573	2,058,215
Planet Fitness, Inc., Class A†	55,572	2,867,515
Polaris, Inc.	37,990	2,451,875
YETI Holdings, Inc.†	54,103	2,220,928
		13,113,386
Lodging — 0.7%
Boyd Gaming Corp.	38,781	3,009,018
Choice Hotels International, Inc.#	14,522	1,500,994
Hilton Grand Vacations, Inc.#†	42,631	1,807,980
Hyatt Hotels Corp., Class A#	29,307	4,893,390
Travel & Leisure Co.	43,996	3,025,165
Wyndham Hotels & Resorts, Inc.	52,773	3,887,259
		18,123,806
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	64,899	9,883,469
Oshkosh Corp.	44,169	6,806,884
Terex Corp.	81,227	5,158,727
		21,849,080
Machinery-Diversified — 3.1%
AGCO Corp.	42,928	5,078,812
Applied Industrial Technologies, Inc.	26,081	8,449,722
CNH Industrial NV	621,243	7,349,305
Cognex Corp.	117,890	7,186,574
Crane Co.	34,637	7,103,010
ESAB Corp.#	40,699	3,067,891
Flowserve Corp.	90,189	7,133,048
Graco, Inc.	117,570	9,103,445
Middleby Corp.†	29,378	3,256,257
Regal Rexnord Corp.	46,976	7,443,347
Toro Co.	68,402	6,690,400
Watts Water Technologies, Inc., Class A	19,388	7,091,161
		78,952,972
Media — 0.6%
New York Times Co., Class A	113,670	7,646,581
Nexstar Media Group, Inc.	20,327	3,702,157
Sirius XM Holdings, Inc.	133,537	3,761,737
		15,110,475
Metal Fabricate/Hardware — 1.6%
Advanced Drainage Systems, Inc.	50,571	6,864,002
Mueller Industries, Inc.	156,655	9,776,838
RBC Bearings, Inc.†	22,341	11,042,263
Timken Co.	44,799	5,396,040
Valmont Industries, Inc.	13,700	6,434,342
		39,513,485

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 2.1%
Alcoa Corp.	186,218	$9,301,589
Coeur Mining, Inc.	730,018	15,169,774
Hecla Mining Co.	473,298	9,404,431
MP Materials Corp.#†	95,474	5,227,202
Royal Gold, Inc.	57,492	15,032,433
		54,135,429
Miscellaneous Manufacturing — 1.3%
Avient Corp.	65,502	2,886,018
Donaldson Co., Inc.	82,041	7,456,707
Fabrinet†	25,382	10,480,989
ITT, Inc.	63,083	12,634,894
		33,458,608
Oil & Gas — 3.5%
Antero Resources Corp.†	207,708	7,992,604
Chord Energy Corp.	39,728	5,844,386
CNX Resources Corp.†	100,799	3,667,068
HF Sinclair Corp.	108,132	10,987,293
Matador Resources Co.	82,925	4,810,479
Murphy Oil Corp.	95,003	3,460,009
Ovintiv, Inc.	195,090	12,807,658
PBF Energy, Inc., Class A	59,631	4,352,467
Permian Resources Corp., Class A	555,332	12,933,682
Range Resources Corp.	166,270	6,870,276
Valaris, Ltd.†	45,713	3,948,232
Viper Energy, Inc., Class A	137,504	6,158,804
Weatherford International PLC	51,375	5,022,934
		88,855,892
Oil & Gas Services — 1.1%
NOV, Inc.	256,349	5,457,670
TechnipFMC PLC	281,350	21,987,503
		27,445,173
Packaging & Containers — 1.0%
AptarGroup, Inc.	45,393	5,974,627
Crown Holdings, Inc.	77,972	9,075,161
Graphic Packaging Holding Co.	210,691	2,359,739
Greif, Inc., Class A	17,783	1,471,543
Silgan Holdings, Inc.	62,195	2,583,580
Sonoco Products Co.	70,240	3,873,736
		25,338,386
Pharmaceuticals — 1.2%
Elanco Animal Health, Inc.†	352,444	8,430,461
Jazz Pharmaceuticals PLC†	44,446	11,141,723
Neurocrine Biosciences, Inc.†	71,229	10,971,403
		30,543,587
Pipelines — 0.6%
Antero Midstream Corp.	234,624	5,260,270
DT Midstream, Inc.	71,988	9,431,868
		14,692,138
Private Equity — 0.4%
Carlyle Group, Inc.	182,895	8,850,289
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	32,857	12,021,391
REITS — 7.2%
Agree Realty Corp.	84,594	6,111,916
American Healthcare REIT, Inc.	135,997	7,508,394
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Homes 4 Rent, Class A	223,530	$7,443,549
Annaly Capital Management, Inc.	519,091	11,897,566
Brixmor Property Group, Inc.	216,485	6,254,252
CareTrust REIT, Inc.	167,350	6,518,282
COPT Defense Properties	80,181	2,886,516
Cousins Properties, Inc.	116,216	3,369,102
CubeSmart	159,761	6,345,707
EastGroup Properties, Inc.	38,019	7,584,790
EPR Properties	54,543	3,202,220
Equity LifeStyle Properties, Inc.	136,855	8,683,450
First Industrial Realty Trust, Inc.	93,857	5,807,871
Gaming & Leisure Properties, Inc.	199,860	8,408,110
Healthcare Realty Trust, Inc.	247,516	4,712,705
Independence Realty Trust, Inc.	165,964	2,685,298
Kilroy Realty Corp.	76,010	2,759,163
Kite Realty Group Trust	143,851	3,711,356
Lamar Advertising Co., Class A	61,432	9,153,982
NNN REIT, Inc.	135,317	6,116,328
Omega Healthcare Investors, Inc.	210,960	9,645,091
Park Hotels & Resorts, Inc.	142,121	2,174,451
Rayonier, Inc.#	195,059	3,998,709
Rexford Industrial Realty, Inc.	158,646	5,876,248
Sabra Health Care REIT, Inc.	178,926	3,648,301
STAG Industrial, Inc.	135,448	5,045,438
Starwood Property Trust, Inc.#	246,731	3,873,677
Sun Communities, Inc.	82,030	9,960,083
Vornado Realty Trust	112,283	4,197,139
WP Carey, Inc.	157,786	11,038,709
		180,618,403
Retail — 4.5%
Abercrombie & Fitch Co., Class A†	31,571	4,517,179
AutoNation, Inc.†	17,717	3,565,546
Bath & Body Works, Inc.	143,090	2,754,483
BJ's Wholesale Club Holdings, Inc.†	90,108	8,168,290
Burlington Stores, Inc.†	44,508	11,561,398
Cava Group, Inc.†	71,510	4,701,782
Dick's Sporting Goods, Inc.#	46,667	6,304,712
Dutch Bros, Inc., Class A†	90,093	4,401,944
FirstCash Holdings, Inc.	27,311	5,857,390
Five Below, Inc.†	39,020	9,631,697
Floor & Decor Holdings, Inc., Class A†	76,573	3,849,325
GameStop Corp., Class A†	292,215	5,370,912
Gap, Inc.	158,511	3,536,380
Lithia Motors, Inc.	16,147	5,931,116
Macy's, Inc.	187,589	4,119,454
MSC Industrial Direct Co., Inc., Class A	32,529	3,867,048
Murphy USA, Inc.	11,955	6,161,487
Ollie's Bargain Outlet Holdings, Inc.#†	43,146	3,254,071
Penske Automotive Group, Inc.	13,134	2,844,693
RH†	10,937	1,631,254
Texas Roadhouse, Inc.	46,383	9,072,515
Wingstop, Inc.	19,452	2,129,605
		113,232,281
Semiconductors — 4.1%
Allegro MicroSystems, Inc.#†	87,173	3,160,021
Amkor Technology, Inc.	80,455	3,805,521
Cirrus Logic, Inc.†	35,972	3,939,294
Entegris, Inc.	107,614	14,559,098
IPG Photonics Corp.#†	18,327	1,394,318
Lattice Semiconductor Corp.†	96,627	11,144,958
MACOM Technology Solutions Holdings, Inc.†	46,296	12,214,274

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS, Inc.	47,658	$12,211,886
Onto Innovation, Inc.†	35,231	9,414,076
Rambus, Inc.†	76,603	6,640,714
Semtech Corp.†	65,889	8,760,601
Silicon Laboratories, Inc.†	23,559	5,160,599
SiTime Corp.†	15,700	8,877,094
Synaptics, Inc.†	27,473	2,657,189
		103,939,643
Software — 4.8%
Appfolio, Inc., Class A#†	17,081	4,000,541
Bentley Systems, Inc., Class B#	105,547	3,878,852
BILL Holdings, Inc.†	63,123	3,107,545
Commvault Systems, Inc.†	29,222	4,018,609
DigitalOcean Holdings, Inc.†	57,444	6,358,476
DocuSign, Inc.†	137,634	9,121,005
Doximity, Inc., Class A†	95,005	2,537,584
Dropbox, Inc., Class A†	105,587	3,715,607
Duolingo, Inc.†	28,679	4,254,817
Dynatrace, Inc.†	207,926	11,350,680
Guidewire Software, Inc.†	59,908	12,266,163
Manhattan Associates, Inc.†	41,751	9,318,406
Nutanix, Inc., Class A†	187,140	12,832,190
Pegasystems, Inc.	63,913	2,352,638
Twilio, Inc., Class A†	107,102	25,236,444
UiPath, Inc., Class A#†	303,772	5,671,423
		120,020,980
Telecommunications — 0.5%
InterDigital, Inc.#	18,230	6,107,597
Viavi Solutions, Inc.†	165,040	5,989,301
		12,096,898
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	204,206	3,052,880
Transportation — 2.0%
GXO Logistics, Inc.†	81,639	3,896,629
Kirby Corp.†	38,214	5,421,038
Knight-Swift Transportation Holdings, Inc.	114,666	7,855,768
Landstar System, Inc.	23,942	4,324,643
Ryder System, Inc.	27,303	6,674,491
Saia, Inc.†	18,821	6,683,902
XPO, Inc.†	82,852	16,072,460
		50,928,931
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	25,250	$4,416,982
Water — 0.3%
Essential Utilities, Inc.	200,923	8,272,000
Total Long-Term Investment Securities (cost $1,788,836,229)		2,514,623,458
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	14,228,102	14,228,102
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2)	15,174,455	15,174,455
Total Short-Term Investments (cost $29,402,557)		29,402,557
TOTAL INVESTMENTS (cost $1,818,238,786)	100.7%	2,544,026,015
Other assets less liabilities	(0.7)	(16,589,485)
NET ASSETS	100.0%	$2,527,436,530

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $82,570,971.
This was secured by collateral of $15,174,455, which was received in cash and subsequently invested in short-term investments currently valued at $15,174,455 as reported in the Portfolio of Investments. Additional collateral of $70,365,204 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$55,754
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	1,351,208
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	68,958,242

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
BNP Paribas		Equitable Holdings, Inc.	597	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	$30,525	$(597)	$(597)
								$(597)	$(597)
OBFR—Overnight Bank Funding Rate

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
42	Long	S&P Mid Cap 400 E-Mini Index	September 2026	$16,056,638	$15,821,820	$(234,818)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,514,623,458	$—	$—	$2,514,623,458
Short-Term Investments	29,402,557	—	—	29,402,557
Total Investments at Value	$2,544,026,015	$—	$—	$2,544,026,015
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$597	$—	$597
Futures Contracts	234,818	—	—	234,818
Total Other Financial Instruments	$234,818	$597	$—	$235,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 4.0%
AeroVironment, Inc.#†	49,472	$7,339,171
Archer Aviation, Inc., Class A#†	705,492	4,077,744
CAE, Inc.†	108,384	2,622,111
HEICO Corp.	37,501	12,418,456
Joby Aviation, Inc.#†	381,413	2,608,865
Rocket Lab Corp.†	194,803	12,451,808
StandardAero, Inc.†	122,261	2,994,172
		44,512,327
Airlines — 0.5%
Ryanair Holdings PLC ADR	110,296	6,107,090
Apparel — 2.0%
Gildan Activewear, Inc.#	151,235	7,883,881
On Holding AG, Class A†	257,032	7,325,412
Ralph Lauren Corp.	21,830	7,572,827
		22,782,120
Auto Manufacturers — 0.9%
PACCAR, Inc.	82,885	10,288,515
Beverages — 0.5%
Celsius Holdings, Inc.†	194,063	6,103,281
Biotechnology — 4.4%
Argenx SE ADR†	6,257	6,455,097
Bridgebio Pharma, Inc.†	38,204	2,926,044
Corteva, Inc.	81,300	6,880,419
Cytokinetics, Inc.†	41,831	2,966,236
Illumina, Inc.†	18,339	3,917,761
Praxis Precision Medicines, Inc.†	6,788	2,377,836
Revolution Medicines, Inc.†	78,113	16,057,689
Royalty Pharma PLC, Class A	123,651	7,593,408
		49,174,490
Building Materials — 1.4%
Martin Marietta Materials, Inc.	8,277	4,293,280
SPX Technologies, Inc.†	10,577	2,081,025
Trane Technologies PLC	20,138	8,949,327
		15,323,632
Commercial Services — 5.7%
Affirm Holdings, Inc.†	117,473	8,745,865
API Group Corp.†	273,522	10,735,739
Cimpress PLC†	38,936	3,469,587
Rentokil Initial PLC	339,257	1,609,023
Rentokil Initial PLC ADR#	144,425	3,435,871
Rollins, Inc.	143,045	5,159,633
TransUnion	41,387	3,514,170
UL Solutions, Inc., Class A	29,487	2,197,371
United Rentals, Inc.	11,551	11,989,938
Verisk Analytics, Inc.	12,921	2,503,831
WEX, Inc.†	54,812	10,446,071
		63,807,099
Computers — 2.1%
Lumentum Holdings, Inc.†	21,672	19,824,679
Quantinuum, Inc.#†	70,728	3,543,473
		23,368,152
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	67,483	7,359,021
Distribution/Wholesale — 0.5%
RB Global, Inc.	60,105	5,083,681
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	11,844	$6,551,035
Broadridge Financial Solutions, Inc.	16,559	3,020,030
Cboe Global Markets, Inc.	10,598	3,181,520
Charles Schwab Corp.	27,466	3,016,316
LPL Financial Holdings, Inc.	47,526	17,591,036
		33,359,937
Electric — 2.8%
Alliant Energy Corp.	137,591	9,353,436
Ameren Corp.	81,242	8,612,465
DTE Energy Co.	47,309	6,416,520
NRG Energy, Inc.	23,899	2,631,758
Vistra Corp.	30,220	4,151,321
		31,165,500
Electronics — 3.4%
Arxis, Inc., Class A†	37,053	1,918,234
Celestica, Inc.†	18,719	5,604,469
Flex, Ltd.†	151,641	16,566,779
Sensata Technologies Holding PLC	205,582	8,435,029
TE Connectivity PLC	24,257	4,978,749
		37,503,260
Energy-Alternate Sources — 0.4%
Shoals Technologies Group, Inc., Class A#†	685,460	4,743,383
Engineering & Construction — 1.6%
Comfort Systems USA, Inc.	11,303	17,470,143
Entertainment — 2.8%
Entain PLC	248,494	1,725,520
Liberty Media Corp.-Liberty Formula One, Class A#†	14,207	1,307,896
Liberty Media Corp.-Liberty Formula One, Class C†	90,765	9,071,962
Live Nation Entertainment, Inc.†	67,157	12,080,873
TKO Group Holdings, Inc.	37,806	6,903,754
		31,090,005
Environmental Control — 0.7%
Clean Harbors, Inc.†	13,722	4,325,860
Veralto Corp.	35,052	3,455,076
		7,780,936
Food Service — 1.0%
Aramark	194,816	10,970,089
Health Care-Products — 8.1%
Boston Scientific Corp.†	136,273	6,581,986
Cooper Cos., Inc.†	49,127	3,443,311
Glaukos Corp.†	14,001	2,514,020
Globus Medical, Inc., Class A†	47,211	3,841,559
ICU Medical, Inc.†	27,256	4,713,925
Lantheus Holdings, Inc.†	22,711	2,292,903
Medline, Inc., Class A†	71,751	2,513,437
Natera, Inc.†	47,208	15,199,088
Repligen Corp.†	38,481	6,964,291
Revvity, Inc.	115,615	14,876,182
STERIS PLC	20,558	4,782,613
Teleflex, Inc.	66,280	9,415,074
Twist Bioscience Corp.†	24,467	3,400,913
Waters Corp.†	24,079	9,983,876
		90,523,178
Health Care-Services — 1.5%
BrightSpring Health Services, Inc.†	67,755	3,956,892
Charles River Laboratories International, Inc.†	11,770	3,392,585

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
ICON PLC†	20,753	$3,424,037
Quest Diagnostics, Inc.	25,569	6,144,231
		16,917,745
Home Furnishings — 0.8%
SharkNinja, Inc.†	49,218	9,473,973
Insurance — 0.4%
Willis Towers Watson PLC	12,593	4,263,360
Internet — 4.2%
AppLovin Corp., Class A†	6,033	1,882,658
CDW Corp.	30,982	4,696,251
DoorDash, Inc., Class A†	65,649	15,213,499
Robinhood Markets, Inc., Class A†	168,521	17,662,686
Wayfair, Inc., Class A†	54,191	5,379,541
Ziff Davis, Inc.#†	36,827	2,031,009
		46,865,644
Investment Companies — 0.3%
Hut 8 Corp.†	46,536	3,659,591
Iron/Steel — 1.1%
Carpenter Technology Corp.	24,827	11,828,079
Leisure Time — 1.2%
Royal Caribbean Cruises, Ltd.	50,206	13,492,360
Machinery-Construction & Mining — 0.1%
Innio NV†	50,890	1,027,978
Machinery-Diversified — 0.7%
Ingersoll Rand, Inc.	96,603	7,443,261
Mining — 1.3%
MP Materials Corp.#†	112,348	6,151,053
Teck Resources, Ltd., Class B	114,555	7,803,487
		13,954,540
Miscellaneous Manufacturing — 2.8%
Axon Enterprise, Inc.†	38,732	21,944,002
Teledyne Technologies, Inc.†	15,483	9,490,305
		31,434,307
Oil & Gas — 1.0%
Marathon Petroleum Corp.	29,079	10,855,772
Pharmaceuticals — 3.8%
Ascendis Pharma A/S†	35,040	9,216,921
Cencora, Inc.	25,011	8,093,560
Dexcom, Inc.†	83,696	7,621,358
Elanco Animal Health, Inc.†	299,645	7,167,508
Madrigal Pharmaceuticals, Inc.†	4,695	2,535,441
Protagonist Therapeutics, Inc.†	27,569	4,073,320
Vaxcyte, Inc.†	54,499	3,310,269
		42,018,377
Pipelines — 1.9%
Cheniere Energy, Inc.	27,313	7,966,929
ONEOK, Inc.	24,601	2,361,942
Targa Resources Corp.	37,581	11,035,661
		21,364,532
Real Estate — 0.6%
CoStar Group, Inc.†	112,271	3,600,531
FirstService Corp.	21,258	2,962,090
		6,562,621
Security Description	Shares or Principal Amount	Value

Retail — 4.4%
Burlington Stores, Inc.†	26,533	$6,892,212
CarMax, Inc.†	68,564	4,205,030
Cava Group, Inc.†	126,559	8,321,254
Ferguson Enterprises, Inc.	63,289	14,209,013
Texas Roadhouse, Inc.	56,735	11,097,366
Wingstop, Inc.	36,826	4,031,711
		48,756,586
Semiconductors — 6.7%
Astera Labs, Inc.†	53,729	15,956,439
Cerebras Systems, Inc., Class A†	24,069	4,434,473
KLA Corp.	22,725	3,987,101
Lattice Semiconductor Corp.†	54,370	6,271,036
Microchip Technology, Inc.	89,014	6,538,078
NXP Semiconductors NV	40,836	9,173,399
ON Semiconductor Corp.†	160,915	11,922,192
Onto Innovation, Inc.†	14,914	3,985,170
Teradyne, Inc.	35,663	12,475,987
		74,743,875
Software — 15.7%
Akamai Technologies, Inc.†	55,676	6,047,527
Bending Spoons SpA†	38,461	1,590,362
Bullish#†	178,042	6,058,769
Cloudflare, Inc., Class A†	97,500	29,748,225
Constellation Software, Inc.	3,288	7,446,236
CoreWeave, Inc., Class A#†	109,464	9,292,399
Datadog, Inc., Class A†	92,661	21,964,364
Descartes Systems Group, Inc.†	26,208	2,113,413
Dynatrace, Inc.†	52,358	2,858,223
Figma, Inc., Class A#†	249,280	6,852,707
Hinge Health, Inc., Class A†	19,214	1,778,448
MongoDB, Inc.†	33,785	15,317,106
PTC, Inc.†	46,878	7,300,780
Samsara, Inc., Class A†	228,633	9,339,658
Snowflake, Inc.†	99,100	32,844,713
Take-Two Interactive Software, Inc.†	60,341	13,256,918
Topicus.com, Inc.†	21,710	1,657,758
		175,467,606
Telecommunications — 1.0%
AST SpaceMobile, Inc.#†	100,277	5,926,371
Viavi Solutions, Inc.†	148,765	5,398,682
		11,325,053
Transportation — 3.2%
Canadian Pacific Kansas City, Ltd.	75,674	7,014,223
CSX Corp.	256,496	12,955,613
JB Hunt Transport Services, Inc.	41,763	11,086,824
TFI International, Inc.	37,970	5,095,194
		36,151,854
Total Long-Term Investment Securities (cost $950,346,758)		1,106,122,953
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Disc. Notes
Zero Coupon, 09/01/2026	$8,100,000	8,099,187

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2)	10,151,991	$10,151,991
Total Short-Term Investments (cost $18,251,208)		18,251,178
TOTAL INVESTMENTS (cost $968,597,966)	100.8%	1,124,374,131
Other assets less liabilities	(0.8)	(9,260,003)
NET ASSETS	100.0%	$1,115,114,128

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $34,482,024.
This was secured by collateral of $10,151,991, which was received in cash and subsequently invested in short-term investments currently valued at $10,151,991 as reported in the Portfolio of Investments. Additional collateral of $25,690,880 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$15,191
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	1,037,169
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	24,638,520

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$62,198,076	$1,609,023	$—	$63,807,099
Entertainment	29,364,485	1,725,520	—	31,090,005
Other Industries	1,011,225,849	—	—	1,011,225,849
Short-Term Investments:
U.S. Government Agency	—	8,099,187	—	8,099,187
Other Short-Term Investments	10,151,991	—	—	10,151,991
Total Investments at Value	$1,112,940,401	$11,433,730	$—	$1,124,374,131

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.2%
Honeywell Aerospace, Inc.†	8,209	$1,297,925
Howmet Aerospace, Inc.	8,309	2,035,290
L3Harris Technologies, Inc.	8,418	2,241,292
Mercury Systems, Inc.†	32,343	2,824,514
		8,399,021
Airlines — 0.6%
Allegiant Travel Co.†	58,281	4,432,270
Apparel — 0.7%
Ralph Lauren Corp.	4,574	1,586,721
Steven Madden, Ltd.	75,130	3,244,113
		4,830,834
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	24,554	3,086,683
Garrett Motion, Inc.	17,836	480,680
Gentex Corp.	61,721	1,380,699
		4,948,062
Banks — 6.7%
Ameris Bancorp	44,155	3,720,059
Columbia Banking System, Inc.	158,659	4,702,653
East West Bancorp, Inc.	28,753	3,647,606
Fifth Third Bancorp	33,603	1,806,833
Huntington Bancshares, Inc.	143,777	2,398,919
National Bank Holdings Corp., Class A	94,529	3,903,102
Pinnacle Financial Partners, Inc.	61,559	6,154,053
Renasant Corp.	104,718	4,284,013
Seacoast Banking Corp. of Florida	137,610	4,672,548
SouthState Bank Corp.	58,526	6,138,792
UMB Financial Corp.	38,376	5,435,193
		46,863,771
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	23,019	4,501,826
Coca-Cola Europacific Partners PLC	19,589	2,116,004
		6,617,830
Biotechnology — 0.8%
Biogen, Inc.†	7,205	1,560,963
Bio-Rad Laboratories, Inc., Class A†	3,007	1,161,063
Halozyme Therapeutics, Inc.†	27,155	2,891,736
		5,613,762
Building Materials — 3.7%
AAON, Inc.	38,410	2,918,008
Boise Cascade Co.	59,402	4,633,950
Carlisle Cos., Inc.	5,881	2,038,237
Hayward Holdings, Inc.#†	152,856	2,147,627
James Hardie Industries PLC†	170,450	5,064,069
Masco Corp.	43,716	3,154,547
Trex Co., Inc.†	93,249	4,250,289
UFP Industries, Inc.#	19,368	1,636,983
		25,843,710
Chemicals — 1.7%
CF Industries Holdings, Inc.	15,301	1,989,589
Ingevity Corp.†	27,127	1,879,630
NewMarket Corp.#	3,089	2,772,995
Quaker Chemical Corp.#	32,103	5,322,678
		11,964,892
Security Description	Shares or Principal Amount	Value

Coal — 0.2%
Warrior Met Coal, Inc.	12,563	$1,359,819
Commercial Services — 3.8%
Corpay, Inc.†	6,478	2,619,055
Equifax, Inc.	10,644	2,013,419
EquipmentShare.com, Inc., Class A#†	78,551	1,383,283
ManpowerGroup, Inc.	78,729	4,955,991
Mobility Global, Inc.	120,166	2,439,370
TransUnion	54,905	4,661,984
Valvoline, Inc.†	216,904	6,953,942
WEX, Inc.†	8,798	1,676,723
		26,703,767
Computers — 2.3%
CACI International, Inc., Class A†	14,336	8,931,471
Leidos Holdings, Inc.	8,751	1,226,978
NCR Voyix Corp.†	186,100	1,559,518
NetApp, Inc.	25,002	4,632,621
		16,350,588
Distribution/Wholesale — 0.5%
RB Global, Inc.#	20,264	1,713,929
WESCO International, Inc.	5,205	1,771,782
		3,485,711
Diversified Financial Services — 8.0%
Affiliated Managers Group, Inc.	10,794	3,974,243
Ally Financial, Inc.	88,380	3,730,520
Ameriprise Financial, Inc.	11,849	6,553,800
Ares Management Corp., Class A	14,635	2,095,293
Bread Financial Holdings, Inc.	45,211	4,723,193
Credit Acceptance Corp.#†	3,894	2,335,388
Evercore, Inc., Class A	5,503	1,576,224
LPL Financial Holdings, Inc.	18,568	6,872,667
PRA Group, Inc.†	101,304	1,906,541
Rocket Cos., Inc., Class A#†	101,956	1,367,230
SEI Investments Co.	31,874	3,537,376
Stifel Financial Corp.	102,267	8,261,128
Synchrony Financial	19,964	1,538,825
Voya Financial, Inc.	72,074	7,302,538
		55,774,966
Electric — 2.3%
CenterPoint Energy, Inc.	36,186	1,432,966
DTE Energy Co.	26,717	3,623,627
Entergy Corp.	21,540	2,289,917
FirstEnergy Corp.	41,505	1,903,419
NRG Energy, Inc.	9,614	1,058,694
OGE Energy Corp.	60,164	2,745,283
Talen Energy Corp.†	3,112	920,405
Xcel Energy, Inc.	32,267	2,442,289
		16,416,600
Electrical Components & Equipment — 1.4%
AMETEK, Inc.	12,267	2,884,830
Belden, Inc.	42,229	4,833,531
Generac Holdings, Inc.†	9,391	1,740,904
		9,459,265
Electronics — 2.0%
Allegion PLC	27,523	4,272,946
Arrow Electronics, Inc.†	9,399	1,921,438
Flex, Ltd.†	16,235	1,773,674
TE Connectivity PLC	8,676	1,780,749

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
TTM Technologies, Inc.†	17,218	$2,047,564
Vontier Corp.	57,563	1,854,104
		13,650,475
Engineering & Construction — 0.7%
Fluor Corp.†	25,075	1,366,838
Frontdoor, Inc.†	41,217	3,333,219
		4,700,057
Entertainment — 0.3%
Churchill Downs, Inc.	21,421	1,873,909
Food — 2.4%
Cal-Maine Foods, Inc.#	13,502	1,065,578
McCormick & Co., Inc.	55,315	2,999,179
US Foods Holding Corp.†	121,823	12,771,923
		16,836,680
Gas — 2.4%
Chesapeake Utilities Corp.	39,763	5,309,951
ONE Gas, Inc.	71,208	5,644,658
Spire, Inc.	71,987	5,891,416
		16,846,025
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	8,877	2,496,479
Health Care-Products — 4.2%
Cooper Cos., Inc.†	25,174	1,764,446
GE HealthCare Technologies, Inc.	22,873	1,629,244
Globus Medical, Inc., Class A†	21,069	1,714,385
ICU Medical, Inc.†	19,499	3,372,352
Omnicell, Inc.†	86,325	3,035,187
Revvity, Inc.	48,120	6,191,600
Solventum Corp.†	38,732	3,526,936
STERIS PLC	35,021	8,147,285
		29,381,435
Health Care-Services — 4.9%
Acadia Healthcare Co., Inc.#†	65,464	1,804,188
Chemed Corp.	4,035	2,092,995
Cigna Group	12,903	3,562,260
Encompass Health Corp.	14,041	1,687,869
ICON PLC†	23,749	3,918,348
IQVIA Holdings, Inc.†	9,816	2,563,841
Labcorp Holdings, Inc.	9,405	3,128,667
Molina Healthcare, Inc.†	23,998	4,770,082
Quest Diagnostics, Inc.	19,232	4,621,450
Tenet Healthcare Corp.†	24,032	6,390,349
		34,540,049
Home Builders — 1.0%
Cavco Industries, Inc.†	2,717	1,519,156
Century Communities, Inc.	13,241	894,430
D.R. Horton, Inc.	9,200	1,329,952
NVR, Inc.†	497	3,138,669
		6,882,207
Home Furnishings — 1.3%
Somnigroup International, Inc.#	137,185	8,882,729
Insurance — 4.1%
American Financial Group, Inc.	31,236	4,452,692
Arch Capital Group, Ltd.†	23,261	2,281,206
First American Financial Corp.	35,661	2,636,061
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Markel Group, Inc.†	1,974	$3,558,944
Marsh & McLennan Cos., Inc.	7,940	1,507,012
Progressive Corp.	16,002	3,489,716
RenaissanceRe Holdings, Ltd.	10,054	3,294,093
Travelers Cos., Inc.	4,043	1,479,455
Willis Towers Watson PLC	16,648	5,636,181
		28,335,360
Internet — 2.6%
CDW Corp.	33,600	5,093,088
eBay, Inc.	42,351	4,385,870
Expedia Group, Inc.	11,868	3,763,580
Gen Digital, Inc.	148,803	4,612,893
		17,855,431
Iron/Steel — 1.0%
Commercial Metals Co.	31,919	2,153,575
Reliance, Inc.	11,756	4,514,892
		6,668,467
Leisure Time — 0.9%
Malibu Boats, Inc., Class A†	102,330	2,758,817
OneSpaWorld Holdings, Ltd.#	139,659	3,467,733
		6,226,550
Lodging — 0.8%
Wyndham Hotels & Resorts, Inc.	77,214	5,687,583
Machinery-Diversified — 3.0%
Cactus, Inc., Class A	28,620	2,012,558
Dover Corp.	10,343	2,008,921
IDEX Corp.	18,480	4,225,267
Ingersoll Rand, Inc.	41,312	3,183,090
Regal Rexnord Corp.	33,590	5,322,336
Watts Water Technologies, Inc., Class A	10,783	3,943,882
		20,696,054
Media — 0.4%
Sirius XM Holdings, Inc.	103,887	2,926,497
Metal Fabricate/Hardware — 0.4%
Helios Technologies, Inc.	42,323	3,090,425
Mining — 0.0%
Coeur Mining, Inc.	16,441	341,644
Miscellaneous Manufacturing — 2.6%
3M Co.	11,156	1,916,935
Avient Corp.	97,730	4,305,984
Donaldson Co., Inc.	16,911	1,537,041
ITT, Inc.	5,584	1,118,419
JBT Marel Corp.	30,750	3,593,753
Parker-Hannifin Corp.	2,269	2,222,349
Textron, Inc.	45,646	3,677,242
		18,371,723
Office/Business Equipment — 0.8%
Zebra Technologies Corp., Class A†	15,785	5,580,787
Oil & Gas — 4.8%
Antero Resources Corp.†	99,436	3,826,297
Diamondback Energy, Inc.	13,469	2,700,265
EQT Corp.	43,086	2,334,400
Marathon Petroleum Corp.	10,315	3,850,796
Permian Resources Corp., Class A	163,982	3,819,141
Phillips 66	9,428	2,324,756
Range Resources Corp.	84,303	3,483,400

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Suncor Energy, Inc.	33,354	$2,228,714
Viper Energy, Inc., Class A	87,763	3,930,905
Weatherford International PLC	47,805	4,673,895
		33,172,569
Oil & Gas Services — 1.8%
SLB, Ltd.	29,181	1,753,778
TechnipFMC PLC	86,876	6,789,359
Tidewater, Inc.†	40,088	3,732,995
		12,276,132
Packaging & Containers — 1.4%
Ball Corp.	68,222	4,295,939
O-I Glass, Inc.†	302,198	2,196,980
Packaging Corp. of America	15,614	3,652,739
		10,145,658
Pharmaceuticals — 1.1%
Cencora, Inc.	17,016	5,506,378
McKesson Corp.	2,294	2,030,924
		7,537,302
REITS — 6.3%
Brixmor Property Group, Inc.	166,334	4,805,389
Camden Property Trust	48,678	5,150,132
CareTrust REIT, Inc.#	126,785	4,938,276
EastGroup Properties, Inc.	14,458	2,884,371
Equity LifeStyle Properties, Inc.	30,308	1,923,043
Essential Properties Realty Trust, Inc.	97,089	2,912,670
Essex Property Trust, Inc.	6,771	1,915,922
Extra Space Storage, Inc.	10,586	1,493,685
First Industrial Realty Trust, Inc.	68,121	4,215,327
Lamar Advertising Co., Class A	23,979	3,573,111
Regency Centers Corp.	41,365	3,092,861
Simon Property Group, Inc.	22,183	4,709,894
VICI Properties, Inc.	34,724	890,671
Vivmark Residential	19,722	1,284,691
		43,790,043
Retail — 4.5%
AutoZone, Inc.†	1,439	4,304,394
Boot Barn Holdings, Inc.†	19,224	2,895,711
Darden Restaurants, Inc.	6,439	1,379,620
Dick's Sporting Goods, Inc.#	38,787	5,240,124
MSC Industrial Direct Co., Inc., Class A	18,448	2,193,098
Murphy USA, Inc.	4,864	2,506,857
Ross Stores, Inc.	11,053	2,526,053
Texas Roadhouse, Inc.	19,773	3,867,599
Williams-Sonoma, Inc.	13,910	3,174,957
Yum! Brands, Inc.	22,322	3,422,186
		31,510,599
Semiconductors — 1.3%
Entegris, Inc.	7,814	1,057,156
Microchip Technology, Inc.	26,410	1,939,814
MKS, Inc.	12,753	3,267,829
NXP Semiconductors NV	11,309	2,540,454
		8,805,253
Software — 2.9%
Adeia, Inc.	125,470	3,165,608
Autodesk, Inc.†	8,490	2,194,920
Security Description	Shares or Principal Amount	Value

Software (continued)
Paychex, Inc.	20,666	$2,631,608
Procore Technologies, Inc.†	51,560	3,233,843
PTC, Inc.†	21,473	3,344,205
SentinelOne, Inc., Class A†	121,609	2,687,559
Tyler Technologies, Inc.†	8,854	3,295,636
		20,553,379
Telecommunications — 0.5%
InterDigital, Inc.#	10,205	3,418,981
Transportation — 2.5%
Expeditors International of Washington, Inc.	27,049	5,129,843
Hub Group, Inc., Class A	62,136	2,477,362
Landstar System, Inc.	10,803	1,951,346
Old Dominion Freight Line, Inc.	21,599	4,318,936
XPO, Inc.†	18,068	3,505,011
		17,382,498
Total Long-Term Investment Securities (cost $615,462,589)		689,527,848
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	7,296,654	7,296,654
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2)	4,501,185	4,501,185
Total Short-Term Investments (cost $11,797,839)		11,797,839
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $1,712,460 and collateralized by $1,753,600 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $1,746,664 (cost $1,712,409)	$1,712,409	1,712,409
TOTAL INVESTMENTS (cost $628,972,837)	100.8%	703,038,096
Other assets less liabilities	(0.8)	(5,307,635)
NET ASSETS	100.0%	$697,730,461

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $32,035,307.
This was secured by collateral of $4,501,185, which was received in cash and subsequently invested in short-term investments currently valued at $4,501,185 as reported in the Portfolio of Investments. Additional collateral of $28,613,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$10,402
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	141,359
United States Treasury Notes/Bonds	0.00% to 5.13%	09/15/2026 to 08/15/2056	28,462,169

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$689,527,848	$—	$—	$689,527,848
Short-Term Investments	11,797,839	—	—	11,797,839
Repurchase Agreements	—	1,712,409	—	1,712,409
Total Investments at Value	$701,325,687	$1,712,409	$—	$703,038,096

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Allocation Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 42.5%
VALIC Company I Large Cap Core Fund	5,614,333	$101,563,283
VALIC Company I Small Cap Growth Fund	869,285	17,385,707
VALIC Company I Small Cap Value Fund	1,300,293	17,853,025
VALIC Company I Stock Index Fund	2,344,169	159,637,932
VALIC Company I Systematic Growth Fund	3,652,007	70,264,602
VALIC Company I Systematic Value Fund	3,571,253	67,282,394
Total Domestic Equity Investment Companies (cost $369,319,906)		433,986,943
Domestic Fixed Income Investment Companies — 41.4%
VALIC Company I Core Bond Fund	42,332,554	411,895,748
VALIC Company I High Yield Bond Fund	1,459,118	10,374,331
Total Domestic Fixed Income Investment Companies (cost $418,822,012)		422,270,079
International Equity Investment Companies — 15.4%
VALIC Company I Emerging Economies Fund	559,759	5,485,636
VALIC Company I International Equities Index Fund	14,076,164	151,459,528
Total International Equity Investment Companies (cost $116,081,377)		156,945,164
Total Long-Term Investment Securities (cost $904,223,295)		1,013,202,186
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $8,076,916)	8,076,916	$8,076,916
TOTAL INVESTMENTS (cost $912,300,211)	100.1%	1,021,279,102
Other assets less liabilities	(0.1)	(790,721)
NET ASSETS	100.0%	$1,020,488,381

#
The VALIC Company I Moderate Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,013,202,186	$—	$—	$1,013,202,186
Short-Term Investments	8,076,916	—	—	8,076,916
Total Investments at Value	$1,021,279,102	$—	$—	$1,021,279,102

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.4%
Honeywell Aerospace, Inc.†	17,076	$2,699,886
Rocket Lab Corp.†	31,043	1,984,269
		4,684,155
Auto Manufacturers — 3.2%
PACCAR, Inc.	28,366	3,521,072
Tesla, Inc.†	97,379	35,830,603
		39,351,675
Beverages — 1.6%
Coca-Cola Europacific Partners PLC	23,932	2,585,135
Keurig Dr Pepper, Inc.	72,856	2,321,192
Monster Beverage Corp.†	104,971	4,820,268
PepsiCo, Inc.	73,554	10,322,568
		20,049,163
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc.†	7,187	1,729,839
Amgen, Inc.	29,045	12,485,864
Gilead Sciences, Inc.	66,792	9,774,341
Regeneron Pharmaceuticals, Inc.	5,559	4,442,086
Vertex Pharmaceuticals, Inc.†	13,659	7,437,599
		35,869,729
Chemicals — 1.0%
Linde PLC	24,882	12,181,730
Commercial Services — 1.1%
Automatic Data Processing, Inc.	21,484	6,147,862
Cintas Corp.	21,598	4,358,260
PayPal Holdings, Inc.	47,387	2,495,636
		13,001,758
Computers — 11.8%
Apple, Inc.	286,309	90,717,007
Crowdstrike Holdings, Inc., Class A†	54,802	12,659,262
Fortinet, Inc.†	39,428	6,739,428
Lumentum Holdings, Inc.†	4,188	3,831,015
Sandisk Corp.†	7,970	12,486,599
Seagate Technology Holdings PLC	12,067	9,996,061
Western Digital Corp.	18,546	8,355,900
		144,785,272
Distribution/Wholesale — 0.4%
Copart, Inc.†	50,245	1,657,582
Fastenal Co.	61,751	3,044,942
		4,702,524
Electric — 1.1%
American Electric Power Co., Inc.	29,349	3,593,198
Constellation Energy Corp.	19,514	5,361,862
Exelon Corp.	54,893	2,399,922
Xcel Energy, Inc.	33,507	2,536,145
		13,891,127
Electronics — 0.3%
Honeywell International, Inc.	17,088	3,648,801
Engineering & Construction — 0.2%
Ferrovial SE	38,588	2,259,327
Food — 0.5%
Kraft Heinz Co.	63,158	1,621,266
Mondelez International, Inc., Class A	69,282	4,300,334
		5,921,600
Security Description	Shares or Principal Amount	Value

Health Care-Products — 0.9%
GE HealthCare Technologies, Inc.	24,729	$1,761,447
IDEXX Laboratories, Inc.†	4,227	2,353,129
Intuitive Surgical, Inc.†	19,075	7,188,604
		11,303,180
Internet — 19.4%
Airbnb, Inc., Class A†	22,504	4,123,183
Alphabet, Inc., Class A	113,530	38,526,406
Alphabet, Inc., Class C	106,357	35,673,201
Amazon.com, Inc.†	209,694	54,472,210
AppLovin Corp., Class A†	16,439	5,129,954
Booking Holdings, Inc.	41,617	8,285,529
DoorDash, Inc., Class A†	22,209	5,146,714
MercadoLibre, Inc.†	2,739	5,303,252
Meta Platforms, Inc., Class A	57,727	33,039,471
Netflix, Inc.†	226,607	18,366,497
Palo Alto Networks, Inc.†	43,914	16,780,857
PDD Holdings, Inc. ADR†	35,934	3,018,456
Shopify, Inc., Class A†	65,801	9,697,093
		237,562,823
Lodging — 0.4%
Marriott International, Inc., Class A	14,153	4,836,929
Media — 2.1%
Comcast Corp., Class A	191,066	5,086,177
Space Exploration Technologies Corp., Class A†	103,147	14,821,192
Thomson Reuters Corp.	20,378	2,186,967
Warner Bros. Discovery, Inc.†	135,150	3,855,830
		25,950,166
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	4,342	2,460,004
Oil & Gas — 0.2%
Diamondback Energy, Inc.	15,121	3,031,458
Oil & Gas Services — 0.3%
Baker Hughes Co.	53,406	3,393,951
Pharmaceuticals — 0.1%
Dexcom, Inc.†	20,825	1,896,324
Retail — 5.3%
Costco Wholesale Corp.	23,875	22,535,374
O'Reilly Automotive, Inc.†	44,710	3,970,248
Ross Stores, Inc.	17,384	3,972,939
Starbucks Corp.	61,334	6,516,738
Walmart, Inc.	262,523	27,530,787
		64,526,086
Semiconductors — 31.4%
Advanced Micro Devices, Inc.†	87,752	41,306,621
Analog Devices, Inc.	26,213	9,492,776
Applied Materials, Inc.	42,727	19,585,630
ARM Holdings PLC ADR†	22,803	5,516,274
ASML Holding NV	4,925	8,352,849
Astera Labs, Inc.†	9,228	2,740,531
Broadcom, Inc.	92,424	34,228,304
Intel Corp.†	270,477	24,210,396
KLA Corp.	70,298	12,333,784
Lam Research Corp.	67,300	20,290,277
Marvell Technology, Inc.	47,078	9,964,530
Microchip Technology, Inc.	29,041	2,133,061
Micron Technology, Inc.	60,690	58,185,324
Monolithic Power Systems, Inc.	2,647	3,355,787
NVIDIA Corp.	471,744	104,151,640

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NXP Semiconductors NV	13,587	$3,052,184
QUALCOMM, Inc.	56,710	9,667,921
Teradyne, Inc.	8,425	2,947,318
Texas Instruments, Inc.	48,977	12,778,589
		384,293,796
Software — 11.5%
Adobe, Inc.†	21,713	6,357,349
Autodesk, Inc.†	11,330	2,929,145
Cadence Design Systems, Inc.†	14,902	5,048,500
CoreWeave, Inc., Class A†	23,972	2,034,983
Datadog, Inc., Class A†	17,874	4,236,853
Intuit, Inc.	14,671	5,271,290
Microsoft Corp.	144,807	73,459,143
Nebius Group NV†	11,948	2,465,111
Palantir Technologies, Inc., Class A†	123,565	23,030,045
Paychex, Inc.	19,360	2,465,303
Roper Technologies, Inc.	5,400	2,293,056
Strategy, Inc.†	17,612	2,341,339
Synopsys, Inc.†	10,330	4,540,965
Take-Two Interactive Software, Inc.†	9,941	2,184,038
Workday, Inc., Class A†	10,903	2,152,797
		140,809,917
Telecommunications — 2.8%
Cisco Systems, Inc.	212,111	23,436,144
T-Mobile US, Inc.	58,240	10,508,826
		33,944,970
Security Description	Shares or Principal Amount	Value

Transportation — 0.6%
CSX Corp.	99,716	$5,036,655
Old Dominion Freight Line, Inc.	11,145	2,228,554
		7,265,209
Total Common Stocks (cost $548,155,757)		1,221,621,674
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 (cost $4,715)	10	7,168
Total Long-Term Investment Securities (cost $548,160,472)		1,221,628,842
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $4,340,432)	4,340,432	4,340,432
TOTAL INVESTMENTS (cost $552,500,904)	100.1%	1,225,969,274
Other assets less liabilities	(0.1)	(1,032,104)
NET ASSETS	100.0%	$1,224,937,170

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.

ADR—American Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	NASDAQ 100 E-Mini Index	September 2026	$4,726,127	$4,722,080	$(4,047)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,221,621,674	$—	$—	$1,221,621,674
Unaffiliated Investment Companies	7,168	—	—	7,168
Short-Term Investments	4,340,432	—	—	4,340,432
Total Investments at Value	$1,225,969,274	$—	$—	$1,225,969,274
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,047	$—	$—	$4,047

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 0.6%
Kratos Defense & Security Solutions, Inc.†	88,654	$4,519,581
Rocket Lab Corp.†	247,336	15,809,717
		20,329,298
Auto Manufacturers — 0.4%
Tesla, Inc.†	36,925	13,586,554
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A(1)(2)	28,713	9,188
		9,198
Chemicals — 0.5%
Resonac Holdings Corp.	161,200	15,988,820
Computers — 15.1%
Apple, Inc.	657,992	208,484,765
Crowdstrike Holdings, Inc., Class A†	363,568	83,984,208
Dell Technologies, Inc., Class C	17,188	7,837,900
Lumentum Holdings, Inc.†	59,672	54,585,559
Okta, Inc.†	127,949	22,140,295
Quantinuum, Inc.#†	251,418	12,596,042
Rubrik, Inc., Class A†	251,126	23,364,763
Sandisk Corp.†	29,841	46,751,895
Seagate Technology Holdings PLC	35,746	29,611,271
Western Digital Corp.	116,347	52,420,141
		541,776,839
Diversified Financial Services — 0.5%
Cboe Global Markets, Inc.	18,704	5,614,941
Figure Technology Solutions, Inc., Class A†	150,287	5,514,030
Visa, Inc., Class A	19,765	7,498,248
		18,627,219
Electrical Components & Equipment — 0.4%
Delta Electronics, Inc.	228,000	13,224,891
Electronics — 6.2%
Advanced Energy Industries, Inc.	30,137	8,343,730
Celestica, Inc.†	34,242	10,252,055
Chroma ATE, Inc.	352,000	21,748,944
Coherent Corp.†	115,411	32,064,638
Elite Material Co., Ltd.	300,000	51,872,517
Flex, Ltd.†	380,083	41,524,068
Gold Circuit Electronics, Ltd.	919,000	33,750,551
Murata Manufacturing Co., Ltd.	162,300	7,305,786
Unimicron Technology Corp.	527,000	16,596,463
		223,458,752
Entertainment Software — 0.0%
Epic Games, Inc.(1)(2)	3,719	1,442,526
Health Care-Services — 0.0%
Verily Life Sciences LLC Series B(1)(2)	6,986	85,648
Internet — 12.3%
Alphabet, Inc., Class A	149,998	50,901,821
Alphabet, Inc., Class C	408,440	136,994,860
Amazon.com, Inc.†	254,329	66,067,044
DoorDash, Inc., Class A†	33,907	7,857,608
Meta Platforms, Inc., Class A	140,947	80,669,606
Netflix, Inc.†	82,813	6,711,994
Security Description	Shares or Principal Amount	Value

Internet (continued)
Palo Alto Networks, Inc.†	188,566	$72,056,726
Shopify, Inc., Class A†	147,534	21,742,086
		443,001,745
Machinery-Construction & Mining — 0.9%
Bloom Energy Corp., Class A†	89,115	18,384,424
Vertiv Holdings Co., Class A	46,676	12,076,015
		30,460,439
Media — 1.5%
Space Exploration Technologies Corp., Class A†	385,298	55,363,470
Semiconductors — 39.2%
Advanced Micro Devices, Inc.†	95,226	44,824,783
Advantest Corp.	219,100	46,206,441
Analog Devices, Inc.	108,387	39,251,268
Applied Materials, Inc.	94,743	43,429,244
ARM Holdings PLC ADR#†	80,581	19,493,350
ASM International NV	13,584	12,749,018
ASML Holding NV	11,639	19,627,282
Broadcom, Inc.	612,697	226,906,207
KLA Corp.	193,552	33,958,698
Lam Research Corp.	281,108	84,751,251
Micron Technology, Inc.	116,031	111,242,401
MKS, Inc.	21,804	5,587,057
Monolithic Power Systems, Inc.	31,764	40,269,446
NVIDIA Corp.	1,930,851	426,293,284
NXP Semiconductors NV	60,572	13,606,894
Samsung Electronics Co., Ltd.	808,315	153,559,769
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	208,043	86,404,419
		1,408,160,812
Software — 20.0%
Akamai Technologies, Inc.†	155,963	16,940,701
Cadence Design Systems, Inc.†	48,148	16,311,579
Cloudflare, Inc., Class A†	127,026	38,756,903
Datadog, Inc., Class A†	144,281	34,200,368
DigitalOcean Holdings, Inc.†	154,728	17,126,842
IonQ, Inc.#†	264,837	10,410,742
Microsoft Corp.	557,081	282,601,621
MongoDB, Inc.†	60,053	27,226,229
Nebius Group NV†	23,688	4,887,308
Oracle Corp.	54,426	8,116,005
Palantir Technologies, Inc., Class A†	400,182	74,585,921
ServiceNow, Inc.†	324,916	48,084,319
Snowflake, Inc.†	229,719	76,135,768
Take-Two Interactive Software, Inc.†	39,662	8,713,741
Twilio, Inc., Class A†	141,744	33,399,139
Unity Software, Inc.†	476,065	20,042,337
		717,539,523
Telecommunications — 1.8%
Arista Networks, Inc.†	156,667	30,658,165
Ciena Corp.†	28,450	10,890,660
Cisco Systems, Inc.	152,679	16,869,503
Corning, Inc.	46,145	6,863,146
		65,281,474
Total Common Stocks (cost $2,048,288,573)		3,568,337,208

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.3%
Automotive - Cars & Lt. Trucks — 0.2%
Waymo LLC Series A-2 (1)(2)		21,059	$3,553,285
Waymo LLC Series B-2(1)(2)		10,055	1,711,562
			5,264,847
Biotechnology — 0.0%
Insitro, Inc. Series B(1)(2)		52,029	480,748
E-Commerce/Services — 0.1%
Rappi, Inc. Series E (1)(2)		39,184	1,938,825
Rappi, Inc. Series F(1)(2)		14,609	722,853
			2,661,678
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)		69,360	694,640
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C (1)(2)		160,251	4,808
RefleXion Medical, Inc. Series D(1)(2)		67,040	2,011
			6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5(1)(2)		542,402	555,257
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	171,501
Therapeutics — 0.0%
Color Health, Inc. Series D-1(1)(2)		26,210	160,667
Total Convertible Preferred Stocks (cost $9,187,603)			9,996,157
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		$216,097	123,175
Exact Sciences FDA Milestone †(1)		108,048	69,151
Total Escrows and Litigation Trusts (cost $0)			192,326
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $2,057,476,176)			3,578,525,691
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)		977,986	977,986
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4)	1,385,440	$1,385,440
Total Short-Term Investments (cost $2,363,427)		2,363,426
TOTAL INVESTMENTS (cost $2,059,839,603)	99.8%	3,580,889,117
Other assets less liabilities	0.2	8,482,966
NET ASSETS	100.0%	$3,589,372,083

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.	6/18/20, 03/29/21	3,719	$2,457,490	$1,442,526	$387.88	0.0%
PrognomiQ, Inc., Class A	11/15/19, 05/12/20, 09/11/20	28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	1/23/19	6,986	861,094	85,648	12.26	0.0
Convertible Preferred Stocks
Color Health, Inc. Series D-1	01/13/20	26,210	543,971	160,667	6.13	0.0
Honor Tech, Inc. Series D	10/16/20	180,527	434,723	171,501	0.95	0.0
Insitro, Inc. Series B	05/21/20	52,029	324,177	480,748	9.24	0.0
Kardium, Inc. Series D-5	11/29/18	542,402	525,533	555,257	1.02	0.0
National Resilience, Inc. Series B	10/23/20	69,360	947,458	694,640	10.02	0.0
Rappi, Inc. Series E	09/08/20	39,184	2,341,089	1,938,825	49.48	0.1
Rappi, Inc. Series F	07/08/21	14,609	941,157	722,853	49.48	0.0
RefleXion Medical, Inc. Series C	04/03/18	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/20	67,040	127,808	2,011	0.03	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Waymo LLC Series A-2	05/08/20	21,059	$1,808,277	$3,553,285	$168.73	0.1%
Waymo LLC Series B-2	06/11/21	10,055	922,265	1,711,562	170.22	0.1
				$11,533,519		0.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $20,822,619.
This was secured by collateral of $1,385,440, which was received in cash and subsequently invested in short-term investments currently valued at $1,385,440 as reported in the Portfolio of Investments. Additional collateral of $20,019,008 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
United States Treasury Bills	0.00%	10/01/2026 to 06/10/2027	$718,079
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2026 to 11/15/2055	19,300,929

ADR—American Depositary Receipt

CAD—Canadian Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Entertainment Software	—	—	1,442,526	1,442,526
Health Care-Services	—	—	85,648	85,648
Other Industries	3,566,799,836	—	—	3,566,799,836
Convertible Preferred Stocks	—	—	9,996,157	9,996,157
Escrows and Litigation Trusts	—	—	192,326	192,326
Warrants	—	—	0	0
Short-Term Investments	2,363,426	—	—	2,363,426
Total Investments at Value	$3,569,163,262	$—	$11,725,855	$3,580,889,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 1.9%
AAR Corp.†	19,447	$2,514,303
Loar Holdings, Inc.†	12,313	864,249
		3,378,552
Apparel — 1.1%
Kontoor Brands, Inc.#	26,116	1,969,408
Auto Parts & Equipment — 2.6%
Dorman Products, Inc.†	16,884	2,175,503
Visteon Corp.	23,513	2,394,094
		4,569,597
Banks — 8.9%
Ameris Bancorp	26,013	2,191,595
Bank of N.T. Butterfield & Son, Ltd.	22,529	1,326,508
Cathay General Bancorp	46,810	2,865,240
Columbia Banking System, Inc.	81,217	2,407,272
Columbia Financial, Inc.	135,237	1,571,454
Texas Capital Bancshares, Inc.	15,357	1,492,393
United Community Banks, Inc.	47,574	1,657,478
Wintrust Financial Corp.	13,720	2,062,939
		15,574,879
Biotechnology — 5.2%
Alumis, Inc.†	29,766	649,196
Arrowhead Pharmaceuticals, Inc.†	13,081	1,077,744
Axsome Therapeutics, Inc.†	5,714	1,134,343
Definium Therapeutics, Inc.†	19,868	789,157
First Tracks Biotherapeutics, Inc.†	17,506	732,451
Ligand Pharmaceuticals, Inc.†	5,364	1,523,912
Mineralys Therapeutics, Inc.†	27,112	695,965
Praxis Precision Medicines, Inc.†	4,083	1,430,275
Tarsus Pharmaceuticals, Inc.#†	14,111	1,047,601
		9,080,644
Building Materials — 1.5%
Eagle Materials, Inc.	6,700	1,301,542
Hayward Holdings, Inc.†	90,063	1,265,385
		2,566,927
Commercial Services — 3.7%
Korn Ferry	34,431	2,945,572
Marqeta, Inc., Class A†	61,281	1,006,234
Paylocity Holding Corp.†	9,130	1,462,809
Paymentus Holdings, Inc., Class A†	31,442	1,119,335
		6,533,950
Cosmetics/Personal Care — 0.7%
Interparfums, Inc.	10,774	1,265,191
Distribution/Wholesale — 0.7%
Pool Corp.	6,745	1,258,077
Diversified Financial Services — 4.4%
BGC Group, Inc., Class A	146,403	1,758,300
Federated Hermes, Inc.	21,810	1,388,207
GlassBridge Enterprises, Inc.#†(1)(2)	292	0
Miami International Holdings, Inc.†	37,131	1,591,806
PennyMac Financial Services, Inc.	26,750	1,955,692
Piper Sandler Cos.	14,799	1,110,813
		7,804,818
Security Description	Shares or Principal Amount	Value

Electric — 1.8%
IDACORP, Inc.	9,018	$1,227,891
Portland General Electric Co.	39,057	1,908,325
		3,136,216
Electrical Components & Equipment — 1.9%
Belden, Inc.	20,477	2,343,797
EnerSys	5,903	1,085,326
		3,429,123
Electronics — 4.4%
Applied Optoelectronics, Inc.#†	13,878	1,494,522
Atmus Filtration Technologies, Inc.	43,929	2,074,767
Itron, Inc.#†	15,365	1,490,558
Ralliant Corp.	25,823	1,594,054
Sanmina Corp.†	5,234	1,029,632
		7,683,533
Engineering & Construction — 1.3%
Argan, Inc.	1,655	703,359
Fluor Corp.†	28,344	1,545,031
		2,248,390
Environmental Control — 1.4%
Casella Waste Systems, Inc., Class A#†	26,957	2,486,783
Food — 1.1%
Chefs' Warehouse, Inc.†	16,820	1,891,745
Gas — 0.9%
Chesapeake Utilities Corp.	12,049	1,609,024
Health Care-Products — 5.8%
Adaptive Biotechnologies Corp.†	76,163	1,897,982
Billiontoone, Inc., Class A†	11,252	1,020,219
BioLife Solutions, Inc.†	53,112	1,968,862
iRhythm Holdings, Inc.†	2,297	273,205
Repligen Corp.†	12,658	2,290,845
Twist Bioscience Corp.†	19,898	2,765,822
		10,216,935
Health Care-Services — 3.5%
Acadia Healthcare Co., Inc.†	42,566	1,173,119
Addus HomeCare Corp.†	7,382	846,494
Alignment Healthcare, Inc.†	136,277	1,826,112
BrightSpring Health Services, Inc.†	40,930	2,390,312
		6,236,037
Home Builders — 2.2%
Champion Homes, Inc.†	23,666	2,112,664
KB Home	32,692	1,742,483
		3,855,147
Insurance — 2.1%
Definity Financial Corp.	23,653	1,254,371
Skyward Specialty Insurance Group, Inc.†	41,744	2,396,523
		3,650,894
Internet — 1.0%
Snap, Inc., Class A†	328,408	1,822,664
Iron/Steel — 1.4%
Commercial Metals Co.	35,744	2,411,648
Leisure Time — 1.2%
Life Time Group Holdings, Inc.†	50,317	2,114,320
Lodging — 1.2%
Wyndham Hotels & Resorts, Inc.	28,275	2,082,737

VALIC Company I Small Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.7%
Terex Corp.	18,682	$1,186,494
Machinery-Diversified — 4.8%
AGCO Corp.	12,593	1,489,878
ESAB Corp.#	22,403	1,688,738
Gates Industrial Corp., Ltd.†	95,047	2,431,303
Zurn Elkay Water Solutions Corp.	59,674	2,852,417
		8,462,336
Metal Fabricate/Hardware — 0.8%
Hillman Solutions Corp.†	183,000	1,409,100
Miscellaneous Manufacturing — 2.6%
Enpro, Inc.	9,410	2,787,430
Federal Signal Corp.	15,472	1,810,224
		4,597,654
Oil & Gas — 4.6%
Helmerich & Payne, Inc.	84,007	3,661,025
Northern Oil & Gas, Inc.	100,464	2,613,069
Weatherford International PLC	19,204	1,877,575
		8,151,669
Oil & Gas Services — 1.5%
Kodiak Gas Services, Inc.	44,321	2,604,745
Packaging & Containers — 1.1%
Silgan Holdings, Inc.	45,878	1,905,772
Pharmaceuticals — 1.4%
Collegium Pharmaceutical, Inc.†	23,452	577,154
Mirum Pharmaceuticals, Inc.#†	13,506	1,324,263
uniQure NV†	12,686	617,555
		2,518,972
Real Estate — 0.7%
Cushman & Wakefield, Ltd.†	87,902	1,185,798
REITS — 4.6%
Essential Properties Realty Trust, Inc.	91,916	2,757,480
Outfront Media, Inc.	95,714	2,812,077
Terreno Realty Corp.	38,189	2,528,494
		8,098,051
Retail — 2.8%
AutoNation, Inc.†	16,060	3,232,075
Cheesecake Factory, Inc.	15,229	1,667,423
		4,899,498
Savings & Loans — 2.8%
Banc of California, Inc.	114,452	2,131,096
OceanFirst Financial Corp.	59,833	1,127,254
WSFS Financial Corp.	21,929	1,698,401
		4,956,751
Semiconductors — 2.7%
Allegro MicroSystems, Inc.†	27,925	1,012,281
Axcelis Technologies, Inc.†	9,771	1,126,889
MaxLinear, Inc.†	25,073	1,502,124
Ultra Clean Holdings, Inc.†	16,055	1,089,011
		4,730,305
Software — 4.0%
Elastic NV†	15,553	1,517,195
Manhattan Associates, Inc.†	8,280	1,848,013
Security Description	Shares or Principal Amount	Value

Software (continued)
Procore Technologies, Inc.†	27,675	$1,735,776
ServiceTitan, Inc., Class A†	20,589	2,018,546
		7,119,530
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 0.6%
ArcBest Corp.	7,334	1,011,872
Trucking & Leasing — 0.7%
GATX Corp.	6,811	1,191,448
Total Common Stocks (cost $169,817,321)		172,907,234
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $169,817,321)		172,907,234
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	2,963,371	2,963,371
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4)	543	543
Total Short-Term Investments (cost $2,963,914)		2,963,914
TOTAL INVESTMENTS (cost $172,781,235)	100.0%	175,871,148
Other assets less liabilities	0.0	78,582
NET ASSETS	100.0%	$175,949,730

†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Small Cap Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GlassBridge Enterprises, Inc.	10/21/09 - 03/08/17	292	$2,541,614	$0	$0.00	0.0%
Rights
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033	07/26/22	15,102	0	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $8,518,260.
This was secured by collateral of $543, which was received in cash and subsequently invested in short-term investments currently valued at $543 as reported in the Portfolio of Investments. Additional collateral of $8,837,644 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$7,941
United States Treasury Bills	0.00%	07/08/2027	20,847
United States Treasury Notes/Bonds	0.13% to 5.00%	10/15/2026 to 05/15/2056	8,808,856
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$7,804,818	$—	$0	$7,804,818
Special Purpose Acquisition Company	—	—	0	0
Other Industries	165,102,416	—	—	165,102,416
Rights	—	—	0	0
Short-Term Investments	2,963,914	—	—	2,963,914
Total Investments at Value	$175,871,148	$—	$0	$175,871,148

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 4.9%
AAR Corp.†	53,478	$6,914,171
Applied Aerospace & Defense, Inc.†	163,175	2,153,910
Astronics Corp.†	77,520	5,710,898
Hexcel Corp.	87,993	8,154,311
Karman Holdings, Inc.†	106,506	4,414,674
		27,347,964
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	6,066	0
Auto Parts & Equipment — 0.5%
Visteon Corp.	30,713	3,127,198
Banks — 2.3%
Bancorp, Inc.†	72,651	4,722,315
Columbia Financial, Inc.	206,718	2,402,063
SouthState Bank Corp.	28,337	2,972,268
Triumph Financial, Inc.†	40,790	2,906,288
		13,002,934
Biotechnology — 13.4%
AbCellera Biologics, Inc.†	88,993	1,021,640
Arcutis Biotherapeutics, Inc.†	149,428	3,581,789
Arrowhead Pharmaceuticals, Inc.†	25,330	2,086,939
Bridgebio Pharma, Inc.†	44,647	3,419,514
Celcuity, Inc.†	34,331	3,057,519
Celldex Therapeutics, Inc.†	81,609	3,234,165
CG oncology, Inc.†	56,128	4,218,580
Cogent Biosciences, Inc.†	110,937	3,882,795
Crinetics Pharmaceuticals, Inc.†	78,073	6,632,301
Cytokinetics, Inc.†	39,338	2,789,458
Edgewise Therapeutics, Inc.†	89,273	3,728,933
Evommune, Inc.#†	54,802	693,793
Ionis Pharmaceuticals, Inc.†	35,568	2,146,884
Liquidia Corp.†	42,592	2,903,497
Mineralys Therapeutics, Inc.†	80,593	2,068,822
Newamsterdam Pharma Co. NV#†	52,513	1,330,679
Nuvation Bio, Inc.#†	351,428	2,340,510
Praxis Precision Medicines, Inc.†	18,217	6,381,415
PTC Therapeutics, Inc.†	39,120	2,720,405
Scholar Rock Holding Corp.†	75,317	4,278,006
Tango Therapeutics, Inc.†	79,640	1,818,978
UroGen Pharma, Ltd.†	96,072	4,139,742
Vera Therapeutics, Inc.†	68,406	2,331,276
Viking Therapeutics, Inc.†	24,243	794,686
Xenon Pharmaceuticals, Inc.†	67,726	4,078,460
		75,680,786
Building Materials — 2.1%
Hayward Holdings, Inc.†	366,897	5,154,903
Titan America SA#	145,819	2,175,620
Trex Co., Inc.†	97,709	4,453,576
		11,784,099
Chemicals — 2.3%
Element Solutions, Inc.	108,469	3,854,988
Sensient Technologies Corp.	65,774	8,875,544
		12,730,532
Commercial Services — 3.9%
Chime Financial, Inc., Class A†	191,823	6,351,260
Colliers International Group, Inc.	27,743	2,792,610
Covista, Inc.†	20,464	2,708,001
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
First Advantage Corp.#†	176,405	$3,708,033
Herc Holdings, Inc.	41,273	6,287,529
		21,847,433
Diversified Financial Services — 4.6%
Dave, Inc.†	9,113	3,276,306
Enova International, Inc.†	20,015	4,537,801
Figure Technology Solutions, Inc., Class A†	101,230	3,714,129
Hamilton Lane, Inc., Class A	37,816	4,115,137
Miami International Holdings, Inc.†	137,229	5,883,007
Piper Sandler Cos.	54,810	4,114,038
		25,640,418
Electric — 2.0%
Fervo Energy Co., Class A†	97,083	1,493,137
Talen Energy Corp.†	12,121	3,584,907
TransAlta Corp.#	491,604	5,948,410
		11,026,454
Electrical Components & Equipment — 2.2%
Littelfuse, Inc.	13,733	5,660,468
Novanta, Inc.#†	46,173	6,751,416
		12,411,884
Electronics — 5.3%
ESCO Technologies, Inc.	25,037	6,835,852
Itron, Inc.#†	34,121	3,310,078
Mirion Technologies, Inc.#†	243,653	3,671,851
OSI Systems, Inc.†	14,700	3,056,277
Plexus Corp.†	32,162	7,701,834
Ralliant Corp.	84,340	5,206,308
		29,782,200
Engineering & Construction — 1.8%
Argan, Inc.	13,877	5,897,586
Primoris Services Corp.	57,078	4,115,895
		10,013,481
Entertainment — 0.6%
Pursuit Attractions & Hospitality, Inc.†	66,047	3,170,256
Environmental Control — 1.7%
CECO Environmental Corp.†	131,971	9,396,335
Food — 0.9%
Premium Brands Holdings Corp.#	39,322	2,250,741
Sprouts Farmers Market, Inc.†	36,380	2,984,615
		5,235,356
Health Care-Products — 4.1%
Alphatec Holdings, Inc.†	487,623	4,569,027
Envista Holdings Corp.†	111,965	3,038,730
Guardant Health, Inc.†	15,829	2,517,128
Omnicell, Inc.†	67,807	2,384,094
SI-BONE, Inc.†	199,089	3,786,673
Stevanato Group SpA	99,921	2,141,307
Twist Bioscience Corp.†	32,899	4,572,961
		23,009,920
Health Care-Services — 5.6%
Encompass Health Corp.	52,872	6,355,743
Ensign Group, Inc.	30,148	5,193,294
HealthEquity, Inc.†	55,732	5,380,367
PACS Group, Inc.†	88,347	3,737,962

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
RadNet, Inc.†	99,034	$7,508,758
U.S. Physical Therapy, Inc.	45,578	3,543,234
		31,719,358
Household Products/Wares — 0.3%
WD-40 Co.	9,248	1,980,459
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	47,589
Insurance — 0.4%
Bowhead Specialty Holdings, Inc.†	70,401	2,359,842
Internet — 3.7%
Etoro Group, Ltd., Class A†	72,714	2,325,394
Magnite, Inc.†	239,484	5,625,479
Q2 Holdings, Inc.†	84,207	5,476,823
RealReal, Inc.†	238,809	2,445,404
Wayfair, Inc., Class A†	50,050	4,968,464
		20,841,564
Investment Companies — 2.3%
Cleanspark, Inc.†	249,738	2,901,956
Core Scientific, Inc.#†	280,515	4,572,394
Riot Platforms, Inc.†	298,310	5,666,398
		13,140,748
Leisure Time — 2.3%
Brunswick Corp.	40,589	3,080,705
Callaway Golf Co.†	219,402	3,446,806
Life Time Group Holdings, Inc.†	154,920	6,509,738
		13,037,249
Machinery-Construction & Mining — 0.5%
Forgent Power Solutions, Inc., Class A†	87,220	2,663,699
Machinery-Diversified — 3.5%
Applied Industrial Technologies, Inc.	13,154	4,261,633
Cognex Corp.	78,666	4,795,479
Flowserve Corp.	72,998	5,773,412
Regal Rexnord Corp.	29,178	4,623,254
		19,453,778
Media — 0.6%
New York Times Co., Class A	54,061	3,636,683
Mining — 2.2%
Centrus Energy Corp., Class A#†	16,639	2,851,924
Constellium SE†	112,390	2,970,468
Energy Fuels, Inc.†	152,657	2,251,691
SSR Mining, Inc.	108,457	4,079,068
		12,153,151
Miscellaneous Manufacturing — 0.8%
Materion Corp.	19,892	4,696,103
Oil & Gas — 4.0%
Cardinal Energy, Ltd.#	385,878	3,338,271
Expro, Ltd.†	443,746	8,040,678
Murphy Oil Corp.	129,858	4,729,428
Weatherford International PLC	65,505	6,404,424
		22,512,801
Pharmaceuticals — 3.8%
Alkermes PLC†	101,133	4,752,240
Enliven Therapeutics, Inc.†	44,074	2,551,444
Madrigal Pharmaceuticals, Inc.†	6,752	3,646,282
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Protagonist Therapeutics, Inc.†	46,128	$6,815,412
Vaxcyte, Inc.†	57,385	3,485,565
		21,250,943
Real Estate — 1.3%
Compass, Inc., Class A†	455,384	4,808,855
FirstService Corp.#	18,633	2,592,984
		7,401,839
REITS — 0.8%
American Healthcare REIT, Inc.	84,994	4,692,519
Retail — 2.9%
Bob's Disc. Furniture, Inc.#†	195,661	3,292,974
Boot Barn Holdings, Inc.†	23,349	3,517,060
Five Below, Inc.†	17,346	4,281,687
Freshpet, Inc.†	33,599	2,347,226
Ollie's Bargain Outlet Holdings, Inc.†	36,381	2,743,855
		16,182,802
Semiconductors — 4.3%
Diodes, Inc.†	40,639	3,690,021
Impinj, Inc.†	35,476	6,184,177
Lattice Semiconductor Corp.†	27,774	3,203,453
Onto Innovation, Inc.†	19,444	5,195,631
Power Integrations, Inc.	53,468	2,747,186
SiTime Corp.†	5,638	3,187,838
		24,208,306
Software — 5.8%
Agilysys, Inc.†	66,782	7,774,093
Box, Inc., Class A†	117,995	4,221,861
Braze, Inc., Class A†	119,335	4,062,163
Descartes Systems Group, Inc.†	35,397	2,854,414
Elastic NV†	32,261	3,147,061
Guidewire Software, Inc.†	17,617	3,607,081
Omada Health, Inc.†	274,279	6,733,549
		32,400,222
Telecommunications — 1.3%
Applied Digital Corp.#†	101,457	2,578,022
Extreme Networks, Inc.†	131,376	2,954,646
Gilat Satellite Networks, Ltd.#†	196,554	1,945,885
		7,478,553
Transportation — 0.5%
Saia, Inc.†	7,906	2,807,658
Total Common Stocks (cost $513,900,059)		559,873,116
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	2,221	0
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	13,558
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	49,143

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	$72,941
Checkr, Inc. Series D†(1)(2)	12,252	99,364
		172,305
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C †(1)(2)	6,234	94,133
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	55,042
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	60,238
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	40,967
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	911
Total Convertible Preferred Stocks (cost $721,279)		486,297
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1) (cost $32,139)	49,444	32,139
Total Long-Term Investment Securities (cost $514,653,477)		560,391,552
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	3,415,059	3,415,059
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(3)(4)	9,337,268	9,337,268
Total Short-Term Investments (cost $12,752,327)		12,752,327
TOTAL INVESTMENTS (cost $527,405,804)	101.8%	573,143,879
Other assets less liabilities	(1.8)	(10,321,281)
NET ASSETS	100.0%	$562,822,598

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.	06/29/18, 12/02/19	5,868	$44,688	$47,589	$8.11	0.0%
Farmer's Business Network, Inc.	11/03/17	6,066	112,003	0	0.00	0.0
Convertible Preferred Stocks
Checkr, Inc. Series C	04/10/18	8,994	40,926	72,941	8.11	0.0
Checkr, Inc. Series D	09/06/19	12,252	123,526	99,364	8.11	0.1
Farmer's Business Network, Inc. Series D	11/03/17	2,221	41,009	0	0.00	0.0
Flexe, Inc. Series C	11/18/20	4,643	56,492	13,558	2.92	0.0
Haul Hub, Inc. Series B	02/14/20	2,168	31,609	911	0.42	0.0
Honor Tech, Inc. Series D	10/16/20	43,123	103,844	40,967	0.95	0.0
Kardium, Inc. Series D	01/08/21	58,843	59,775	60,238	1.02	0.0
National Resilience, Inc. Series B	10/23/20	5,496	75,075	55,042	10.02	0.0
Nuro, Inc. Series C	10/30/20	6,234	81,383	94,133	15.10	0.0
Sila Nanotechnologies, Inc. Series F	01/07/21	2,608	107,640	49,143	18.84	0.0
				$533,886		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of August 31, 2026.
(4)
At August 31, 2026, the Fund had loaned securities with a total value of $29,553,681.
This was secured by collateral of $9,337,268, which was received in cash and subsequently invested in short-term investments currently valued at $9,337,268 as reported in the Portfolio of Investments. Additional collateral of $21,540,544 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$7,493
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	518,768
United States Treasury Notes/Bonds	0.00% to 5.25%	10/15/2026 to 05/15/2056	21,014,283

CVR—Contingent Value Rights

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,623,450	USD	2,571,548	09/25/2026	$—	$(45,667)
Goldman Sachs & Co. LLC	CAD	7,871,327	USD	5,578,999	09/25/2026	—	(106,452)
JPMorgan Chase Bank, N.A.	CAD	7,285,928	USD	5,165,262	09/25/2026	—	(97,356)
	USD	287,610	CAD	403,032	09/25/2026	3,499	—
						3,499	(97,356)
UBS AG	USD	468,526	CAD	652,150	09/25/2026	2,522	—
Unrealized Appreciation (Depreciation)						$6,021	$(249,475)

CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$0	$0
Human Resources	—	—	47,589	47,589
Other Industries	559,825,527	—	—	559,825,527
Convertible Preferred Stocks	—	—	486,297	486,297
Rights	—	—	32,139	32,139
Short-Term Investments	12,752,327	—	—	12,752,327
Total Investments at Value	$572,577,854	$—	$566,025	$573,143,879
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$6,021	$—	$6,021
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$249,475	$—	$249,475

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.1%
Advantage Solutions, Inc.#†	1,572	$51,829
Boston Omaha Corp., Class A†	9,272	127,861
Clear Channel Outdoor Holdings, Inc.†	159,987	379,169
MNTN, Inc., Class A#†	20,503	269,614
National CineMedia, Inc.	26,068	65,691
Nexxen International, Ltd.†	11,583	112,934
Stagwell, Inc.#†	42,678	370,445
Taboola.com, Ltd.†	55,790	208,097
TechTarget, Inc.#†	10,795	41,777
		1,627,417
Aerospace/Defense — 1.7%
AAR Corp.†	16,672	2,155,523
AerSale Corp.#†	17,311	95,037
Aevex Corp., Class A#†	7,908	139,181
AIRO Group Holdings, Inc.#†	8,495	64,732
Amprius Technologies, Inc.†	57,763	570,698
Archer Aviation, Inc., Class A†	279,018	1,612,724
Astronics Corp.†	13,366	984,673
Beta Technologies, Inc., Class A†	13,780	276,978
Ducommun, Inc.†	5,856	1,003,836
Eve Holding, Inc.#†	40,458	91,031
Firefly Aerospace, Inc.#†	32,711	690,856
Innovative Solutions & Support, Inc.†	6,478	123,082
Intuitive Machines, Inc.#†	52,600	807,936
Joby Aviation, Inc.#†	282,386	1,931,520
Mercury Systems, Inc.†	23,514	2,053,478
Moog, Inc., Class A	11,944	4,437,196
National Presto Industries, Inc.	2,191	332,397
Ondas, Inc.#†	202,690	1,551,592
Red Cat Holdings, Inc.#†	45,555	391,317
Redwire Corp.†	81,063	867,374
Sidus Space, Inc., Class A#†	36,024	78,172
Starfighters Space, Inc.#†	13,428	44,581
TAT Technologies, Ltd.†	5,236	190,224
Unusual Machines, Inc.#†	18,937	448,239
Virgin Galactic Holdings, Inc.#†	42,233	123,320
Voyager Technologies, Inc., Class A#†	21,925	737,338
York Space Systems, Inc.#†	8,355	75,947
		21,878,982
Agriculture — 0.3%
Alico, Inc.	2,164	85,976
Andersons, Inc.	13,894	901,304
Del Monte Corp.	13,640	432,115
Dole PLC	32,506	450,208
Limoneira Co.	6,773	93,196
Tejon Ranch Co.#†	9,388	150,959
Turning Point Brands, Inc.	7,999	647,679
Universal Corp.	10,463	476,066
Vital Farms, Inc.#†	14,273	152,436
		3,389,939
Airlines — 0.2%
Allegiant Travel Co.†	10,184	774,493
Frontier Group Holdings, Inc.†	24,018	136,903
JetBlue Airways Corp.†	139,137	640,030
Republic Airways Holdings, Inc.#†	6,224	108,360
SkyWest, Inc.†	16,646	1,575,710
Wheels Up Experience, Inc.#†	3,899	17,234
		3,252,730
Security Description	Shares or Principal Amount	Value

Apparel — 0.5%
Capri Holdings, Ltd.†	49,338	$653,729
Carter's, Inc.#	15,116	489,607
Ermenegildo Zegna NV#	19,653	266,888
Fossil Group, Inc.†	23,798	118,276
Kontoor Brands, Inc.	23,091	1,741,292
Oxford Industries, Inc.#	5,636	215,803
Playboy, Inc.#†	25,344	29,906
Rocky Brands, Inc.	2,871	129,798
Steven Madden, Ltd.	30,790	1,329,512
Superior Group of Cos., Inc.	4,600	54,970
Torrid Holdings, Inc.#†	9,630	21,186
Under Armour, Inc., Class A#†	80,433	405,382
Under Armour, Inc., Class C#†	77,880	383,948
Weyco Group, Inc.	2,853	127,729
Wolverine World Wide, Inc.	34,843	687,452
		6,655,478
Auto Manufacturers — 0.1%
Blue Bird Corp.†	13,265	771,360
Hyliion Holdings Corp.#†	55,873	193,879
Lucid Group, Inc.#†	51,829	251,371
Wabash National Corp.	15,840	213,681
		1,430,291
Auto Parts & Equipment — 1.1%
Dauch Corp.†	98,466	616,397
Adient PLC†	33,310	631,891
Aeva Technologies, Inc.†	12,239	191,663
Commercial Vehicle Group, Inc.†	13,596	42,148
Cooper-Standard Holdings, Inc.†	6,601	176,775
Dana, Inc.	46,536	1,395,149
Dorman Products, Inc.†	11,200	1,443,120
Douglas Dynamics, Inc.	9,594	394,025
Fox Factory Holding Corp.†	17,400	355,482
Garrett Motion, Inc.	72,647	1,957,837
Gentherm, Inc.†	12,761	501,380
Goodyear Tire & Rubber Co.†	119,218	747,497
Holley, Inc.†	29,526	84,444
indie Semiconductor, Inc., Class A#†	87,205	323,967
Methode Electronics, Inc.	14,401	262,530
Microvast Holdings, Inc.#†	99,283	71,285
Miller Industries, Inc.	4,838	271,025
Motorcar Parts of America, Inc.†	5,096	59,215
Phinia, Inc.	15,585	1,066,637
Solid Power, Inc.#†	88,688	206,643
Standard Motor Products, Inc.	8,793	331,672
Strattec Security Corp.†	1,575	110,470
Titan International, Inc.†	23,237	167,074
Versigent PLC	30,274	1,434,988
Visteon Corp.	11,262	1,146,697
XPEL, Inc.#†	10,600	522,156
		14,512,167
Banks — 9.7%
1st Source Corp.	7,581	649,161
ACNB Corp.	4,469	290,440
Alerus Financial Corp.	9,682	318,538
Amalgamated Financial Corp.	7,891	379,320
Amerant Bancorp, Inc.	14,585	418,735
Ameris Bancorp	27,504	2,317,212
Ames National Corp.	3,617	113,899
Arrow Financial Corp.	7,187	271,237
Associated Banc-Corp.	60,549	1,853,405
Atlantic Union Bankshares Corp.	60,296	2,431,738

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Avidbank Holdings, Inc.†	4,052	$127,395
Avidia Bancorp, Inc.	8,008	177,377
BancFirst Corp.	9,010	984,072
Bancorp, Inc.†	16,219	1,054,235
Bank First Corp.	4,350	655,371
Bank of Hawaii Corp.	16,097	1,222,245
Bank of Marin Bancorp	6,641	176,518
Bank of N.T. Butterfield & Son, Ltd.	16,795	988,890
Bank7 Corp.	1,682	86,388
BankUnited, Inc.	28,970	1,321,032
Bankwell Financial Group, Inc.	2,306	151,596
Banner Corp.	13,938	977,611
Bar Harbor Bankshares	7,270	285,202
BayCom Corp.	4,258	127,016
BCB Bancorp, Inc.	6,313	53,976
Blue Ridge Bankshares, Inc.#	26,121	101,872
Bridgewater Bancshares, Inc.†	9,588	202,019
Burke & Herbert Financial Services Corp.	6,657	474,711
Business First Bancshares, Inc.	13,025	404,035
Byline Bancorp, Inc.	12,824	486,286
C & F Financial Corp.	1,241	112,943
California Bancorp	11,443	243,507
Camden National Corp.	6,971	393,722
Capital Bancorp, Inc.	4,484	162,052
Capital City Bank Group, Inc.	5,629	284,152
Carter Bankshares, Inc.	8,956	279,785
Cathay General Bancorp	27,434	1,679,235
CB Financial Services, Inc.	1,896	70,854
Central Pacific Financial Corp.	9,572	356,270
Chain Bridge Bancorp, Inc., Class A†	952	43,640
Chemung Financial Corp.	1,693	137,252
ChoiceOne Financial Services, Inc.	6,313	209,655
Citizens & Northern Corp.	7,840	198,666
Citizens Financial Services, Inc.	1,779	142,925
City Holding Co.	5,789	827,538
Civista Bancshares, Inc.	9,138	246,543
CNB Financial Corp.	12,150	410,913
Coastal Financial Corp.†	5,452	256,844
CoastalSouth Bancshares, Inc.	3,799	104,131
Colony Bankcorp., Inc.	8,523	180,261
Columbia Financial, Inc.#	110,531	1,284,370
Commercial Bancgroup, Inc.	3,777	127,587
Community Bancorp	2,228	90,189
Community Financial System, Inc.	22,186	1,392,171
Community Trust Bancorp, Inc.	6,722	511,746
Community West Bancshares	10,747	278,670
ConnectOne Bancorp, Inc.	20,540	645,778
Customers Bancorp, Inc.†	12,983	1,015,011
CVB Financial Corp.	72,207	1,600,829
Dime Community Bancshares, Inc.	17,258	697,223
Eagle Bancorp, Inc.	11,606	316,728
Eagle Financial Services, Inc.	1,868	77,167
Eastern Bankshares, Inc.	89,753	1,970,976
ECB Bancorp, Inc.†	3,129	64,770
Enterprise Financial Services Corp.	15,326	969,063
Equity Bancshares, Inc., Class A	7,139	352,381
Esquire Financial Holdings, Inc.	3,000	335,160
Farmers & Merchants Bancorp, Inc.	5,934	201,459
Farmers National Banc Corp.	24,290	379,167
FB Bancorp, Inc.†	7,252	113,711
FB Financial Corp.	18,514	1,054,557
Fidelity D&D Bancorp, Inc.	1,933	103,551
Security Description	Shares or Principal Amount	Value

Banks (continued)
Financial Institutions, Inc.	7,967	$322,823
Finwise Bancorp†	3,685	51,240
First Bancorp, Inc.	4,797	164,345
First Bancorp/Puerto Rico	64,292	1,792,461
First Bancorp/Southern Pines, NC	17,049	1,081,418
First Bank	9,909	176,380
First Busey Corp.	34,117	1,026,922
First Business Financial Services, Inc.	3,550	248,039
First Commonwealth Financial Corp.	42,423	878,156
First Community Bankshares, Inc.	6,699	324,835
First Community Corp.	3,862	127,832
First Financial Bancorp	44,215	1,442,735
First Financial Bankshares, Inc.	55,716	1,851,443
First Financial Corp.	4,751	371,908
First Guaranty Bancshares, Inc.#	2,637	22,388
First Internet Bancorp	3,068	83,879
First Interstate BancSystem, Inc., Class A	37,989	1,398,375
First Merchants Corp.	26,613	1,103,641
First Mid Bancshares, Inc.	10,198	507,452
First National Corp.	3,170	96,844
First Northern Community Bancorp†	6,569	109,505
First United Corp.	2,448	105,019
Firstsun Capital Bancorp†	10,217	408,782
Five Star Bancorp	6,314	289,307
Flagstar Bank N.A.	129,028	1,717,363
Franklin Financial Services Corp.	1,704	105,563
Fulton Financial Corp.	80,606	1,891,017
FVCBankcorp., Inc.	6,225	113,669
GBank Financial Holdings, Inc.#†	4,355	85,227
German American Bancorp, Inc.	15,763	777,431
Glacier Bancorp, Inc.	55,411	2,566,083
Great Southern Bancorp, Inc.#	3,325	260,248
Hancock Whitney Corp.	34,608	2,577,950
Hanmi Financial Corp.	11,559	358,329
Hanover Bancorp, Inc.	1,926	51,463
Hawthorn Bancshares, Inc.	2,364	91,983
HBT Financial, Inc.#	7,111	252,298
Heritage Financial Corp.	17,774	507,803
Hilltop Holdings, Inc.	17,092	650,351
Home BancShares, Inc.	78,789	2,321,124
Hope Bancorp, Inc.	52,644	725,961
Horizon Bancorp, Inc.	21,082	409,412
Independent Bank Corp./Massachusetts	20,694	1,679,939
Independent Bank Corp./Michigan	8,074	294,620
International Bancshares Corp.	23,033	1,615,995
Investar Holding Corp.	5,306	159,870
Isabella Bank Corp.	3,033	115,982
John Marshall Bancorp, Inc.	5,094	116,347
Kearny Financial Corp.	25,693	253,590
Lakeland Financial Corp.	10,412	615,245
Landmark Bancorp, Inc.	1,938	61,590
LCNB Corp.	5,473	105,793
Live Oak Bancshares, Inc.	15,318	603,376
MainStreet Bancshares, Inc.	2,860	71,328
Mechanics Bancorp, Class A#	17,260	271,672
Mercantile Bank Corp.	7,064	422,145
Merchants Bancorp#	10,523	553,931
Meridian Corp.	3,688	71,068
Metrocity Bankshares, Inc.#	9,477	329,989
Metropolitan Bank Holding Corp.	4,606	418,133
Mid Penn Bancorp, Inc.	8,704	316,913
Midland States Bancorp, Inc.	7,998	262,254
MVB Financial Corp.	5,207	157,616

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	18,185	$750,859
National Bankshares, Inc.	2,532	104,318
NB Bancorp, Inc.	16,629	371,326
NBT Bancorp, Inc.	21,588	1,110,055
NewtekOne, Inc.	9,789	115,412
Nicolet Bankshares, Inc.	8,268	1,400,103
Northeast Bank	3,130	394,850
Northeast Community Bancorp, Inc.	4,779	125,927
Northpointe Bancshares, Inc.	8,841	150,209
Northrim Bancorp, Inc.	9,015	230,514
Norwood Financial Corp.	3,990	136,298
Oak Valley Bancorp	2,780	93,380
OFG Bancorp	18,001	936,952
Ohio Valley Banc Corp.	1,545	70,653
Old National Bancorp	145,305	3,716,902
Old Second Bancorp, Inc.	21,016	527,081
OP Bancorp	4,790	71,898
Orange County Bancorp, Inc.	4,162	157,948
Origin Bancorp, Inc.	12,671	673,210
Orrstown Financial Services, Inc.	7,741	322,800
Park National Corp.	7,125	1,391,441
Parke Bancorp, Inc.	4,037	136,249
Pathward Financial, Inc.	9,131	743,811
PCB Bancorp	4,173	114,048
Peapack-Gladstone Financial Corp.	6,475	289,044
Peoples Bancorp of North Carolina, Inc.	1,713	74,858
Peoples Bancorp, Inc.	14,874	585,589
Peoples Financial Services Corp.#	4,130	283,607
Pioneer Bancorp, Inc.†	4,575	79,880
Plumas Bancorp	2,582	158,096
Ponce Financial Group, Inc.†	8,854	179,559
Primis Financial Corp.	8,525	135,548
Princeton Bancorp, Inc.	2,157	91,069
QCR Holdings, Inc.	7,005	696,787
RBB Bancorp	6,451	167,403
Red River Bancshares, Inc.	2,070	207,083
Renasant Corp.	40,214	1,645,155
Republic Bancorp, Inc., Class A	3,440	321,674
Rhinebeck Bancorp, Inc.#†	2,566	32,319
Richmond Mutual Bancorp, Inc.	3,703	58,470
S&T Bancorp, Inc.	14,671	725,921
Seacoast Banking Corp. of Florida	40,802	1,385,432
ServisFirst Bancshares, Inc.#	43,654	1,878,868
Shore Bancshares, Inc.	12,615	289,640
Sierra Bancorp	4,775	189,186
Simmons First National Corp., Class A	60,817	1,373,248
SmartFinancial, Inc.	6,305	318,718
South Plains Financial, Inc.	6,263	273,067
Southern First Bancshares, Inc.†	4,020	246,627
Southside Bancshares, Inc.	11,972	377,836
SR Bancorp, Inc.#	3,200	62,368
Stock Yards Bancorp, Inc.	10,977	869,488
Texas Capital Bancshares, Inc.	18,193	1,767,996
Third Coast Bancshares, Inc.†	6,230	277,858
Tompkins Financial Corp.	5,740	557,469
Towne Bank	36,505	1,352,145
TriCo Bancshares	12,599	672,535
Triumph Financial, Inc.†	9,754	694,972
TrustCo. Bank Corp.	6,653	377,358
Trustmark Corp.	23,475	1,077,972
UMB Financial Corp.	30,773	4,358,380
United Bankshares, Inc.	58,218	2,743,814
Security Description	Shares or Principal Amount	Value

Banks (continued)
United Community Banks, Inc.	49,093	$1,710,400
Unity Bancorp, Inc.	3,300	191,499
Univest Financial Corp.	11,682	485,037
Valley National Bancorp	204,406	2,788,098
Virginia National Bankshares Corp.	1,936	89,637
Walker & Dunlop, Inc.	14,283	578,890
Washington Trust Bancorp, Inc.	7,732	302,553
WesBanco, Inc.	38,428	1,537,504
West Bancorp, Inc.	6,786	191,705
Westamerica Bancorp	9,539	553,739
Western New England Bancorp, Inc.	7,358	101,099
		126,224,528
Beverages — 0.2%
Boston Beer Co., Inc., Class A†	3,240	576,104
BRC, Inc., Class A†	3,287	26,428
MGP Ingredients, Inc.	5,493	91,239
National Beverage Corp.	9,791	309,689
Vita Coco Co., Inc.†	20,288	1,191,210
Westrock Coffee Co.#†	14,866	115,806
		2,310,476
Biotechnology — 10.2%
4D Molecular Therapeutics, Inc.†	18,356	259,003
Abeona Therapeutics, Inc.#†	16,232	94,957
Absci Corp.#†	57,883	523,262
ACADIA Pharmaceuticals, Inc.†	53,266	1,539,920
Achieve Life Sciences, Inc.#†	30,704	243,790
Acumen Pharmaceuticals, Inc.†	20,657	58,872
ADC Therapeutics SA†	42,246	49,428
ADMA Biologics, Inc.†	95,039	892,416
Agenus, Inc.†	17,416	132,536
Aktis Oncology, Inc.#†	8,478	219,665
Alector, Inc.†	39,565	89,417
Allogene Therapeutics, Inc.†	116,016	232,032
Alpha Teknova, Inc.†	4,411	31,671
Altimmune, Inc.†	86,886	270,215
Alto Neuroscience, Inc.†	10,504	371,632
Alumis, Inc.†	32,631	711,682
ALX Oncology Holdings, Inc.†	47,162	91,023
AN2 Therapeutics, Inc.†	11,568	64,202
AnaptysBio, Inc.†	8,224	469,015
Anavex Life Sciences Corp.#†	38,163	106,856
ANI Pharmaceuticals, Inc.†	8,664	634,638
Annexon, Inc.†	62,912	310,785
Apogee Therapeutics, Inc.†	18,802	2,539,774
Arbutus Biopharma Corp.†	64,636	328,351
Arcturus Therapeutics Holdings, Inc.#†	9,752	143,940
Arcus Biosciences, Inc.†	37,264	1,091,090
Arcutis Biotherapeutics, Inc.†	48,029	1,151,255
Ardelyx, Inc.†	101,878	385,099
ArriVent Biopharma, Inc.†	15,772	473,949
ARS Pharmaceuticals, Inc.#†	26,922	161,532
Artiva Biotherapeutics, Inc.†	2,781	31,425
Arvinas, Inc.†	23,424	215,501
Assembly Biosciences, Inc.†	4,308	144,878
AtaiBeckley, Inc.†	134,837	989,704
Atea Pharmaceuticals, Inc.†	30,998	165,839
Aura Biosciences, Inc.†	20,318	145,883
Aurinia Pharmaceuticals, Inc.†	48,831	786,667
Avalo Therapeutics, Inc.#†	16,926	327,349
Avalyn Pharma, Inc.#†	6,796	236,025
Beam Therapeutics, Inc.†	40,797	1,200,656

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Benitec Biopharma, Inc.†	8,052	$97,993
Bicara Therapeutics, Inc.†	18,286	422,772
BioAge Labs, Inc.†	15,365	145,968
BioCryst Pharmaceuticals, Inc.†	96,085	932,024
Biohaven, Ltd.†	54,788	836,613
Black Diamond Therapeutics, Inc.†	20,629	43,321
Bright Minds Biosciences, Inc.†	2,956	212,034
C4 Therapeutics, Inc.†	44,304	164,368
Cabaletta Bio, Inc.†	49,209	153,040
CAMP4 Therapeutics Corp.#†	13,829	54,763
Capricor Therapeutics, Inc.†	22,296	220,953
Caribou Biosciences, Inc.#†	40,140	61,816
Cartesian Therapeutics, Inc.#†	6,221	57,731
Celcuity, Inc.†	15,902	1,416,232
Celldex Therapeutics, Inc.†	32,779	1,299,032
Century Therapeutics, Inc.#†	53,871	110,436
Certara, Inc.†	47,450	393,360
CG oncology, Inc.†	30,733	2,309,892
Climb Bio, Inc.#†	15,399	211,428
Codexis, Inc.†	32,365	55,021
Cogent Biosciences, Inc.†	69,625	2,436,875
Compass Therapeutics, Inc.†	51,859	123,943
Context Therapeutics, Inc.†	41,812	16,294
Contineum Therapeutics, Inc., Class A†	11,748	190,788
Crescent Biopharma, Inc.#†	9,439	156,687
Crinetics Pharmaceuticals, Inc.†	43,065	3,658,372
CRISPR Therapeutics AG†	38,776	2,209,456
Cullinan Therapeutics, Inc.†	24,961	550,889
Cytek Biosciences, Inc.†	53,163	254,119
Cytokinetics, Inc.†	54,968	3,897,781
CytomX Therapeutics, Inc.†	77,807	261,432
Damora Therapeutics, Inc.†	22,132	623,680
Definium Therapeutics, Inc.†	54,232	2,154,095
Denali Therapeutics, Inc.†	60,894	1,446,841
Design Therapeutics, Inc.†	13,451	202,976
DiaMedica Therapeutics, Inc.#†	14,282	90,691
Dianthus Therapeutics, Inc.†	19,693	2,079,778
Disc Medicine, Inc.†	11,647	916,037
Dyne Therapeutics, Inc.†	62,785	1,596,623
Edgewise Therapeutics, Inc.†	29,972	1,251,930
Editas Medicine, Inc.†	39,900	122,094
Eikon Therapeutics, Inc.†	9,515	99,527
Eledon Pharmaceuticals, Inc.#†	30,905	92,097
Elicio Operating Co., Inc.†	6,630	17,901
Emergent BioSolutions, Inc.†	20,895	127,460
Entrada Therapeutics, Inc.†	11,742	82,781
Erasca, Inc.†	91,343	1,633,213
Evolus, Inc.†	22,657	205,952
Evommune, Inc.†	5,542	70,162
EyePoint, Inc.†	31,971	143,870
First Tracks Biotherapeutics, Inc.†	9,631	402,961
Forafric Global PLC†	2,051	22,335
Generate Biomedicines, Inc.#†	10,671	162,946
Geron Corp.†	228,153	339,948
Greenwich Lifesciences, Inc.#†	2,343	35,028
Ideaya Biosciences, Inc.†	35,185	1,410,918
Immix Biopharma, Inc.†	17,955	251,909
ImmunityBio, Inc.#†	162,104	1,288,727
Immunome, Inc.†	43,656	1,196,611
Immunovant, Inc.†	35,306	1,441,191
Inhibrx Biosciences, Inc.†	3,879	491,469
Innoviva, Inc.†	31,884	662,231
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Intellia Therapeutics, Inc.†	55,317	$704,185
Invivyd, Inc.†	92,005	87,856
Iovance Biotherapeutics, Inc.†	164,461	1,343,646
Jade Biosciences, Inc.†	13,132	280,500
Janux Therapeutics, Inc.†	17,261	314,495
Kailera Therapeutics, Inc.#†	18,858	290,413
Karyopharm Therapeutics, Inc.#†	8,706	17,934
Keros Therapeutics, Inc.†	7,940	87,975
Kiniksa Pharmaceuticals International PLC†	17,618	1,385,303
Kodiak Sciences, Inc.†	16,544	617,918
Korro Bio, Inc.†	4,870	60,826
Krystal Biotech, Inc.†	10,853	3,900,134
Kura Oncology, Inc.†	34,805	440,283
Kymera Therapeutics, Inc.†	26,137	3,105,337
Kyverna Therapeutics, Inc.#†	18,342	155,448
Larimar Therapeutics, Inc.†	29,098	111,154
LB Pharmaceuticals, Inc.†	8,963	423,591
LENZ Therapeutics, Inc.#†	8,250	42,983
Lexeo Therapeutics, Inc.†	31,949	152,077
Lexicon Pharmaceuticals, Inc.#†	108,786	244,769
Ligand Pharmaceuticals, Inc.†	8,369	2,377,633
Lineage Cell Therapeutics, Inc.#†	80,552	88,607
Liquidia Corp.†	29,437	2,006,720
MacroGenics, Inc.†	27,455	109,545
MapLight Therapeutics, Inc.†	4,559	59,130
Maravai LifeSciences Holdings, Inc., Class A†	45,715	349,263
Maze Therapeutics, Inc.†	14,517	385,717
MBX Biosciences, Inc.†	12,729	784,106
MeiraGTx Holdings PLC†	24,136	333,318
Mineralys Therapeutics, Inc.†	24,200	621,214
Monopar Therapeutics, Inc.#†	1,970	220,502
Monte Rosa Therapeutics, Inc.†	31,247	435,583
Myriad Genetics, Inc.†	37,955	122,215
Nektar Therapeutics†	14,273	1,018,807
NeoGenomics, Inc.#†	55,563	995,133
Neumora Therapeutics, Inc.†	44,854	59,656
Niagen Bioscience, Inc.#†	20,781	65,045
Nkarta, Inc.†	15,276	41,398
Novavax, Inc.#†	63,483	594,836
Nurix Therapeutics, Inc.†	39,713	1,023,801
Nuvation Bio, Inc.#†	105,594	703,256
Olema Pharmaceuticals, Inc.†	32,035	334,125
Omeros Corp.#†	29,416	552,727
OmniAb, Inc.†	43,214	189,277
Opus Genetics, Inc.#†	23,407	84,733
Organogenesis Holdings, Inc.#†	25,562	43,967
Oruka Therapeutics, Inc.†	20,948	1,940,204
Ovid Therapeutics, Inc.†	66,931	178,706
Palisade Bio, Inc.#†	64,515	125,804
Palvella Therapeutics, Inc.#†	4,609	703,287
Perspective Therapeutics, Inc.†	45,142	142,649
Phathom Pharmaceuticals, Inc.#†	21,688	207,554
Praxis Precision Medicines, Inc.†	10,437	3,656,081
Precigen, Inc.†	79,283	549,431
Precision BioSciences, Inc.†	10,487	80,121
Prelude Therapeutics, Inc.#†	12,136	67,962
Prime Medicine, Inc.#†	42,435	152,342
ProKidney Corp.#†	33,074	62,510
Protalix BioTherapeutics, Inc.†	29,103	74,795
Protara Therapeutic, Inc.†	21,256	82,048
Prothena Corp. PLC†	17,298	161,736
PTC Therapeutics, Inc.†	34,545	2,402,259
Puma Biotechnology, Inc.†	19,511	177,745

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rapport Therapeutics, Inc.†	12,691	$617,671
Recursion Pharmaceuticals, Inc., Class A#†	215,573	732,948
REGENXBIO, Inc.†	21,092	200,374
Relay Therapeutics, Inc.†	67,793	1,246,035
Relmada Therapeutics, Inc.†	41,335	180,221
Replimune Group, Inc.†	32,359	495,093
Rezolute, Inc.†	34,212	160,454
Rigel Pharmaceuticals, Inc.†	7,402	341,824
Rocket Pharmaceuticals, Inc.†	40,801	151,780
SAB Biotherapeutics, Inc.†	18,981	70,420
Sana Biotechnology, Inc.†	73,015	282,568
Sarepta Therapeutics, Inc.†	42,697	897,918
Savara, Inc.†	62,017	334,272
Scholar Rock Holding Corp.†	46,607	2,647,278
Septerna, Inc.†	8,983	342,701
Shattuck Labs, Inc.†	26,813	187,959
Sionna Therapeutics, Inc.†	7,494	45,189
Solid Biosciences, Inc.†	31,429	301,090
Spruce Biosciences, Inc.†	1,188	70,056
Stoke Therapeutics, Inc.†	23,251	725,431
Surrozen, Inc.†	3,210	70,684
Sutro Biopharma, Inc.†	6,972	141,113
Syndax Pharmaceuticals, Inc.†	37,550	724,339
Tango Therapeutics, Inc.†	58,236	1,330,110
Tarsus Pharmaceuticals, Inc.#†	17,441	1,294,820
Taysha Gene Therapies, Inc.†	100,656	572,733
Tectonic Therapeutic, Inc.†	4,416	132,215
Tenax Therapeutics, Inc.†	11,005	20,249
TG Therapeutics, Inc.†	60,322	3,275,485
Theravance Biopharma, Inc.†	16,075	273,918
Travere Therapeutics, Inc.†	37,235	2,467,936
TriSalus Life Sciences, Inc.#†	20,953	103,717
Tyra Biosciences, Inc.†	15,252	381,758
Ultragenyx Pharmaceutical, Inc.†	40,601	1,023,551
Unicycive Therapeutics, Inc.†	10,680	55,536
Upstream Bio, Inc.†	13,073	86,543
UroGen Pharma, Ltd.†	17,915	771,957
Vera Therapeutics, Inc.†	26,389	899,337
Veracyte, Inc.†	33,511	1,447,340
Verastem, Inc.†	34,915	252,086
Vericel Corp.†	21,299	849,830
Vir Biotechnology, Inc.†	50,985	557,776
Viridian Therapeutics, Inc.†	38,126	882,998
Vor BioPharma, Inc.†	16,370	367,998
Wave Life Sciences, Inc.†	55,124	270,108
Whitehawk Therapeutics, Inc.#†	14,184	64,395
X4 Pharmaceuticals, Inc.†	35,342	142,782
Xencor, Inc.†	28,671	781,715
Xenon Pharmaceuticals, Inc.†	40,945	2,465,708
Zenas Biopharma, Inc.#†	11,615	375,397
Zentalis Pharmaceuticals, Inc.†	21,868	82,224
Zevra Therapeutics, Inc. †	23,509	275,996
Zura Bio, Ltd.†	25,768	142,755
Zymeworks, Inc.†	19,563	575,348
		132,859,463
Building Materials — 0.8%
NWPX Infrastructure, Inc. †	3,981	437,592
AirJoule Technologies Corp.#†	15,190	68,811
Apogee Enterprises, Inc.	8,648	337,791
Aspen Aerogels, Inc.†	30,213	148,950
Boise Cascade Co.	15,196	1,185,440
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Gibraltar Industries, Inc.†	12,595	$566,649
Griffon Corp.	16,125	1,570,414
Knife River Corp.†	24,067	1,509,001
LSI Industries, Inc.#	14,677	287,522
Masterbrand, Inc.†	83,150	685,988
SmartRent, Inc.†	74,796	99,479
Smith-Midland Corp.†	1,108	29,118
Tecnoglass Holdings, Inc.#	10,572	419,708
Titan America SA#	11,035	164,642
UFP Industries, Inc.	23,852	2,015,971
Worthington Enterprises, Inc.	13,178	756,944
		10,284,020
Chemicals — 1.9%
AdvanSix, Inc.	11,793	198,240
Ashland, Inc.	19,491	1,429,275
Balchem Corp.	13,671	2,404,592
Cabot Corp.	21,706	1,795,303
Calumet, Inc.†	28,788	1,431,627
Chemours Co.	64,469	1,003,138
Ecovyst, Inc.†	46,020	468,023
FMC Corp.	53,173	613,085
H.B. Fuller Co.	23,035	1,265,773
Hawkins, Inc.#	8,246	991,746
Huntsman Corp.	71,075	680,899
Ingevity Corp.†	14,858	1,029,511
Innospec, Inc.	10,412	977,270
Intrepid Potash, Inc.†	4,878	188,632
Koppers Holdings, Inc.	7,599	348,566
Kronos Worldwide, Inc.	8,875	78,278
Lightwave Logic, Inc.#†	66,956	363,571
Mativ Holdings, Inc.	22,552	268,143
Minerals Technologies, Inc.	13,059	926,144
Oil-Dri Corp. of America	4,124	371,078
Orion SA	21,495	134,129
Perimeter Solutions, Inc.†	63,302	1,930,711
Quaker Chemical Corp.#	5,763	955,505
Rayonier Advanced Materials, Inc.†	27,006	231,982
Rogers Corp.†	7,566	950,063
Sensient Technologies Corp.	17,970	2,424,872
SES AI Corp.#†	110,174	57,258
Stepan Co.	9,120	571,003
Trinseo PLC#†	13,843	180
Tronox Holdings PLC	47,145	249,397
Valhi, Inc.	987	18,447
		24,356,441
Coal — 0.6%
Alpha Metallurgical Resources, Inc.†	4,422	1,042,265
American Resources Corp.#	38,768	91,493
Core Natural Resources, Inc.	21,144	2,163,031
Hallador Energy Co.#†	15,426	255,763
NACCO Industries, Inc., Class A	1,620	69,320
Peabody Energy Corp.	51,941	1,542,128
Ramaco Resources, Inc., Class A#†	19,170	272,981
Ramaco Resources, Inc., Class B†	3,081	23,292
SunCoke Energy, Inc.	34,808	359,567
Warrior Met Coal, Inc.	22,109	2,393,078
		8,212,918
Commercial Services — 4.0%
GPGI, Inc.#	75,427	997,145
ABM Industries, Inc.	24,682	1,150,922
Acacia Research Corp.†	13,907	61,747

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
AirSculpt Technologies, Inc.#†	5,193	$13,086
Alarm.com Holdings, Inc.†	19,850	1,142,566
Alta Equipment Group, Inc.†	8,264	48,758
American Public Education, Inc.†	7,391	337,399
AMN Healthcare Services, Inc.†	16,365	560,992
Arlo Technologies, Inc.†	45,258	595,143
Barrett Business Services, Inc.	9,881	339,906
BrightView Holdings, Inc.†	29,217	324,601
Brink's Co.	17,385	1,893,748
Carriage Services, Inc.	6,262	210,716
Cass Information Systems, Inc.#	4,637	260,182
CBIZ, Inc.†	20,295	1,105,875
Cimpress PLC†	7,191	640,790
Clarivate PLC†	140,294	287,603
CoreCivic, Inc.†	41,213	1,369,096
Coursera, Inc.†	91,532	596,789
Covista, Inc.†	14,310	1,893,642
CPI Card Group, Inc.†	2,961	85,780
CRA International, Inc.	2,618	456,841
Custom Truck One Source, Inc.†	26,792	246,754
Deluxe Corp.	18,572	429,013
Dlocal, Ltd.	37,954	562,858
Driven Brands Holdings, Inc.#†	24,795	307,954
Ennis, Inc.	10,018	213,784
EVERTEC, Inc.	26,341	780,484
First Advantage Corp.†	38,852	816,669
Flywire Corp.†	49,535	935,716
Franklin Covey Co.†	4,327	88,054
FTAI Infrastructure, Inc.#	49,122	170,945
GEO Group, Inc.†	53,098	1,689,047
Graham Holdings Co., Class B	1,321	1,491,264
Green Dot Corp., Class A†	22,029	292,765
Hackett Group, Inc.	8,143	91,283
Healthcare Services Group, Inc.†	29,259	643,405
Herc Holdings, Inc.	13,973	2,128,647
Hertz Global Holdings, Inc.#†	56,211	127,599
HireQuest, Inc.#	2,251	35,926
Huron Consulting Group, Inc.†	6,822	1,090,770
ICF International, Inc.	7,657	682,239
Information Services Group, Inc.	12,992	66,519
Insperity, Inc.	15,532	828,632
Kelly Services, Inc., Class A	11,909	204,835
Kforce, Inc.	6,925	398,741
KinderCare Learning Cos., Inc.#†	12,823	32,314
Korn Ferry	21,927	1,875,855
Laureate Education, Inc.†	50,835	1,907,838
Legalzoom.com, Inc.†	50,661	315,618
Legence Corp., Class A†	24,318	1,302,715
Lifecore Biomedical, Inc.#†	11,221	50,046
Lincoln Educational Services Corp.†	12,704	319,633
ManpowerGroup, Inc.	19,346	1,217,831
MarketWise, Inc.#	886	15,948
Marqeta, Inc., Class A†	36,705	602,696
Matthews International Corp., Class A	13,228	274,746
Monro, Inc.#	9,837	122,569
NPK International, Inc.†	34,469	457,748
NRC Health	4,995	104,595
Paymentus Holdings, Inc., Class A†	24,749	881,064
Payoneer Global, Inc.†	110,444	785,257
Paysafe, Ltd.#†	8,368	53,890
Perdoceo Education Corp.	24,231	805,438
Priority Technology Holdings, Inc.#†	15,007	79,687
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
PROG Holdings, Inc.	16,690	$636,390
Progyny, Inc.†	28,791	736,762
Public Policy Holding Co., Inc.	1,790	19,404
Quad/Graphics, Inc.	11,310	113,779
RCM Technologies, Inc.†	1,997	83,075
Remitly Global, Inc.†	67,115	1,794,655
Repay Holdings Corp.†	24,941	89,538
Sezzle, Inc.#†	6,840	824,562
Spire Global, Inc.†	13,290	176,358
StoneCo., Ltd., Class A#	97,130	942,161
Strategic Education, Inc.	9,334	773,229
Stride, Inc.†	17,511	1,518,029
Target Hospitality Corp.†	16,290	301,691
TIC Solutions, Inc.#†	74,848	710,307
Transcat, Inc.#†	3,809	329,440
TriNet Group, Inc.	11,721	823,869
TrueBlue, Inc.†	10,809	113,386
Universal Technical Institute, Inc.†	20,293	428,791
Upbound Group, Inc.	22,901	419,088
USCB Financial Holdings, Inc.	5,132	114,136
Verra Mobility Corp.†	63,563	281,584
Vestis Corp.†	38,679	483,874
Willdan Group, Inc.†	6,038	531,042
		52,147,868
Computers — 2.1%
3D Systems Corp.†	63,440	208,083
Conduent, Inc.†	56,716	97,552
Corsair Gaming, Inc.†	19,027	231,178
Crane NXT Co.#	20,914	1,022,695
Cricut, Inc., Class A#	18,843	111,174
Diebold Nixdorf, Inc.#†	9,304	631,183
D-Wave Quantum, Inc.#†	153,136	2,633,939
DXC Technology Co.†	72,458	818,775
Everforth, Inc.†	16,977	550,394
Everspin Technologies, Inc.†	8,509	138,271
Forward Industries, Inc.#†	27,119	171,934
Globant SA†	17,973	731,681
Grid Dynamics Holdings, Inc.†	26,521	211,638
Infleqtion, Inc.#†	48,827	638,169
Insight Enterprises, Inc.†	11,966	1,878,901
Maximus, Inc.	23,125	1,335,931
Mitek Systems, Inc.†	18,184	335,677
NCR Atleos Corp.†	30,586	1,404,509
NCR Voyix Corp.#†	58,449	489,803
NetScout Systems, Inc.†	29,943	1,162,687
NextNav, Inc.#†	42,800	679,236
One Stop Systems, Inc.†	9,822	102,345
OneSpan, Inc.	16,301	269,293
PAR Technology Corp.#†	16,825	316,310
Pitney Bowes, Inc.	36,908	632,234
Qualys, Inc.†	15,188	2,827,094
Rapid7, Inc.†	26,908	362,182
Rigetti Computing, Inc.#†	139,863	2,190,255
Rimini Street, Inc.†	19,844	111,325
Serve Robotics, Inc.#†	31,450	153,162
Telos Corp.†	21,322	102,772
Tenable Holdings, Inc.†	47,787	1,823,074
Unisys Corp.†	27,133	73,259
V2X, Inc.†	12,133	936,182
Varonis Systems, Inc.†	47,573	2,082,270

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Velo3D, Inc.#†	7,220	$85,990
Vuzix Corp.†	26,115	68,160
		27,619,317
Cosmetics/Personal Care — 0.3%
Coty, Inc., Class A†	148,759	423,963
Edgewell Personal Care Co.	19,650	564,348
Honest Co., Inc.#†	37,981	217,251
Interparfums, Inc.	7,624	895,286
Oddity Tech, Ltd., Class A†	17,620	253,728
Perrigo Co. PLC#	58,964	863,233
Prestige Consumer Healthcare, Inc.†	19,875	1,029,128
		4,246,937
Distribution/Wholesale — 0.7%
Gold.com, Inc.	8,036	361,379
Distribution Solutions Group, Inc.†	3,986	138,673
EVI Industries, Inc.	1,356	18,998
G-III Apparel Group, Ltd.	15,274	497,780
Global Industrial Co.	6,540	255,714
Hudson Technologies, Inc.#†	14,815	79,112
OPENLANE, Inc.†	44,316	1,577,650
Resideo Technologies, Inc.†	56,679	1,097,305
Rush Enterprises, Inc., Class A	25,659	1,971,381
Rush Enterprises, Inc., Class B	3,764	292,613
ScanSource, Inc.†	8,949	510,898
ThredUp, Inc., Class A†	45,999	123,737
Titan Machinery, Inc.#†	9,420	193,769
VSE Corp.	11,814	2,465,346
		9,584,355
Diversified Financial Services — 3.4%
Acadian Asset Management, Inc.	11,703	1,102,423
AlTi Global, Inc.#†	17,757	69,252
Artisan Partners Asset Management, Inc., Class A	26,784	1,140,195
Atlanticus Holdings Corp.†	2,030	183,654
Bakkt, Inc.#†	12,904	98,974
Better Home & Finance Holding Co.#†	3,490	48,302
BGC Group, Inc., Class A	156,579	1,880,514
BRC Group Holdings, Inc.#†	10,126	70,072
Bread Financial Holdings, Inc.	7,086	740,274
Burford Capital, Ltd.	83,138	345,023
Chaince Digital Holdings, Inc.#†	29,155	87,173
Cohen & Steers, Inc.	11,771	949,567
Consumer Portfolio Services, Inc.†	3,786	34,945
Dave, Inc.†	4,250	1,527,960
DigitalBridge Group, Inc.	74,851	1,190,879
Enact Holdings, Inc.	11,521	555,312
Encore Capital Group, Inc.†	8,955	868,724
Enova International, Inc.†	10,165	2,304,609
Federal Agricultural Mtg. Corp., Class C	3,859	848,594
Finance Of America Cos. Inc., Class A#†	1,805	32,039
First Western Financial, Inc.†	3,909	121,062
GCM Grosvenor, Inc., Class A	23,948	330,243
Happen, Inc.†	47,418	833,608
Hyperliquid Strategies, Inc.†	51,247	627,776
International Money Express, Inc.†	12,681	183,494
Jefferson Capital, Inc.	9,201	191,473
LendingTree, Inc.†	4,964	139,190
loanDepot, Inc., Class A#†	49,150	46,417
Marex Group, Ltd.	25,862	1,874,478
Medallion Financial Corp.#	6,614	78,177
Miami International Holdings, Inc.†	32,103	1,376,256
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Moelis & Co., Class A#	21,085	$1,435,256
Navient Corp.	25,807	245,425
Nelnet, Inc., Class A	6,125	767,279
NerdWallet, Inc., Class A†	12,689	125,367
Onity Group, Inc.†	3,087	105,699
Oportun Financial Corp.†	18,696	137,416
OppFi, Inc.†	9,863	68,351
Pagseguro Digital, Ltd., Class A	70,108	632,374
Paysign, Inc.†	19,450	242,347
PennyMac Financial Services, Inc.	12,447	910,000
Perella Weinberg Partners#	28,936	481,206
Piper Sandler Cos.	29,457	2,211,042
PJT Partners, Inc., Class A	10,229	1,845,209
PRA Group, Inc.†	15,608	293,742
Radian Group, Inc.	56,907	2,040,685
Regional Management Corp.	3,502	112,379
Resolute Holdings Management, Inc.#†	1,713	232,146
Security National Financial Corp., Class A†	6,600	57,420
Silvercrest Asset Management Group, Inc., Class A	3,259	32,720
StepStone Group, Inc., Class A	32,586	1,702,944
StoneX Group, Inc.#†	45,300	3,102,144
Strive, Inc., Class A#†	25,631	620,783
Upstart Holdings, Inc.#†	35,745	1,025,167
Velocity Financial, Inc.†	4,555	81,762
Victory Capital Holdings, Inc., Class A	17,915	2,114,149
Virtus Investment Partners, Inc.	2,638	436,589
Wealthfront Corp.†	14,503	133,573
Webull Corp.†	139,169	1,319,322
Westwood Holdings Group, Inc.	3,029	58,672
WisdomTree, Inc.#	56,822	1,367,137
World Acceptance Corp.†	985	181,053
		44,000,017
Electric — 1.3%
Ameresco, Inc., Class A†	13,369	295,722
Avista Corp.	34,674	1,288,486
Black Hills Corp.	32,419	2,323,794
Genie Energy, Ltd., Class B	8,168	121,213
Hawaiian Electric Industries, Inc.†	68,297	766,292
MGE Energy, Inc.	15,788	1,226,570
Net Power, Inc.†	13,807	24,577
Northwestern Energy Group, Inc.	26,041	1,800,996
Ormat Technologies, Inc.#	26,241	2,676,582
Otter Tail Corp.	16,186	1,464,347
Portland General Electric Co.	49,299	2,408,749
TXNM Energy, Inc.	43,473	2,504,480
Unitil Corp.	7,410	396,731
		17,298,539
Electrical Components & Equipment — 0.9%
American Superconductor Corp.†	19,926	572,075
AZZ, Inc.	12,522	1,717,518
Belden, Inc.	16,406	1,877,831
ChargePoint Holdings, Inc.#†	10,556	58,058
Energizer Holdings, Inc.#	25,869	563,427
Energous Corp.#†	2,342	25,949
EnerSys	15,411	2,833,467
Espey Mfg. & Electronics Corp.	1,015	63,549
Graham Corp.†	4,458	388,782
Insteel Industries, Inc.	7,813	235,171
nLight, Inc.†	23,549	995,416
Novanta, Inc.#†	15,131	2,212,455
		11,543,698

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 2.0%
ADI Global Distribution, Inc.†	28,994	$634,099
Allient, Inc.	6,203	583,144
Atkore, Inc.	14,262	1,336,207
Atmus Filtration Technologies, Inc.	34,642	1,636,142
Badger Meter, Inc.#	12,348	1,672,783
Bel Fuse, Inc., Class A	644	131,872
Bel Fuse, Inc., Class B	5,047	1,258,091
Benchmark Electronics, Inc.	15,164	1,065,726
CTS Corp.	12,102	683,400
Enovix Corp.#†	81,428	275,227
ESCO Technologies, Inc.	10,993	3,001,419
Evolv Technologies Holdings, Inc.†	67,395	351,128
GoPro, Inc., Class A†	58,816	51,535
Itron, Inc.†	18,561	1,800,603
Kimball Electronics, Inc.†	10,546	249,096
Knowles Corp.†	35,388	1,209,562
Kopin Corp.†	71,391	316,976
Mesa Laboratories, Inc.	2,339	299,088
Mirion Technologies, Inc.†	100,291	1,511,385
M-Tron Industries, Inc.†	1,828	139,220
Napco Security Technologies, Inc.#	14,525	526,386
NVE Corp.	2,145	214,757
OSI Systems, Inc.#†	6,629	1,378,235
Plexus Corp.†	11,213	2,685,177
Standex International Corp.#	5,048	1,462,204
Stoneridge, Inc.†	12,262	84,853
Turtle Beach Corp.†	6,084	77,936
Vishay Intertechnology, Inc.	57,466	1,748,690
		26,384,941
Energy-Alternate Sources — 0.5%
Aemetis, Inc.#†	28,336	52,988
Alto Ingredients, Inc.†	32,268	127,781
Array Technologies, Inc.#†	58,760	259,719
ASP Isotopes, Inc.#†	50,912	204,666
Canadian Solar, Inc.#†	19,647	242,248
Comstock, Inc.†	32,254	106,761
Energy Vault Holdings, Inc.#†	60,590	206,006
Eos Energy Enterprises, Inc.#†	146,217	470,819
Fluence Energy, Inc.#†	36,516	394,738
FuelCell Energy, Inc.†	22,532	388,226
FutureFuel Corp.	7,750	40,842
Gevo, Inc.#†	98,927	164,219
Green Plains, Inc.†	28,825	416,521
Montauk Renewables, Inc.†	27,358	47,056
Plug Power, Inc.#†	563,972	1,218,180
REX American Resources Corp.†	12,213	501,710
Shoals Technologies Group, Inc., Class A#†	71,816	496,967
Sunrun, Inc.†	98,056	840,340
T1 Energy, Inc.#†	76,268	339,393
Tigo Energy, Inc.#†	16,944	18,130
Toyo Co., Ltd.†	3,543	14,916
		6,552,226
Engineering & Construction — 1.5%
908 Devices, Inc.†	11,231	119,835
Argan, Inc.	5,694	2,419,893
Bowman Consulting Group, Ltd.†	6,355	270,659
Cardinal Infrastructure Group, Inc., Class A†	7,101	262,595
Centuri Holdings, Inc.†	36,839	751,884
Concrete Pumping Holdings, Inc.†	9,129	82,435
Construction Partners, Inc., Class A†	20,164	2,141,417
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Energy Services of America Corp.	6,282	$73,185
Exponent, Inc.	20,671	1,467,848
Fluor Corp.†	59,519	3,244,381
Frontdoor, Inc.†	29,873	2,415,829
Granite Construction, Inc.	18,599	2,242,295
INNOVATE Corp.†	2,433	18,102
Latham Group, Inc.†	21,140	149,460
Limbach Holdings, Inc.†	4,879	201,112
Mistras Group, Inc.†	7,738	145,165
MYR Group, Inc.†	6,518	1,899,476
Orion Group Holdings, Inc.†	17,147	161,182
Palladyne AI Corp.#†	17,223	98,343
Perma-Pipe International Holdings, Inc.†	3,253	89,230
TSS, Inc.#†	11,337	89,222
Tutor Perini Corp.	19,044	1,685,775
		20,029,323
Entertainment — 1.2%
Accel Entertainment, Inc.†	22,728	264,554
AMC Entertainment Holdings, Inc., Class A†	258,207	681,666
Atlanta Braves Holdings, Inc., Class A#†	2,661	146,382
Atlanta Braves Holdings, Inc., Class C†	20,691	1,025,860
Bally's Corp.#†	4,647	41,637
Brightstar Lottery PLC	40,985	461,901
Cinemark Holdings, Inc.	44,118	1,571,042
Falcon's Beyond Global, Inc., Class A#†	12,240	109,426
IMAX Corp.#†	19,022	973,926
Inspired Entertainment, Inc.†	9,325	54,365
Lionsgate Studios Corp.#†	83,259	943,324
Madison Square Garden Entertainment Corp.†	16,744	1,300,841
Marriott Vacations Worldwide Corp.#	11,770	1,227,140
Monarch Casino & Resort, Inc.	5,144	619,595
Penn Entertainment, Inc.†	53,950	901,505
Pursuit Attractions & Hospitality, Inc.†	8,689	417,072
RCI Hospitality Holdings, Inc.	2,346	68,339
Red Rock Resorts, Inc., Class A	20,196	1,134,207
Reservoir Media, Inc.†	8,277	79,956
Rush Street Interactive, Inc.†	42,400	1,092,224
Six Flags Entertainment Corp.†	39,601	595,995
Starz Entertainment Corp.†	5,022	132,957
Super Group SGHC, Ltd.	67,667	916,211
United Parks & Resorts, Inc.#†	8,060	322,481
Venu Holding Corp.#†	21,000	40,320
Webtoon Entertainment, Inc.#†	9,775	103,029
		15,225,955
Environmental Control — 0.4%
Cadiz, Inc.#†	22,410	88,968
Casella Waste Systems, Inc., Class A#†	26,649	2,458,370
CECO Environmental Corp.†	21,891	1,558,639
Energy Recovery, Inc.†	20,577	158,649
Enviri Corp.†	11,487	255,931
Onterris, Inc.#†	13,796	230,669
Perma-Fix Environmental Services, Inc.#†	7,035	127,685
Pure Cycle Corp.†	8,052	89,337
PureCycle Technologies, Inc.#†	59,842	390,768
		5,359,016
Food — 0.8%
B&G Foods, Inc.#	31,081	107,851
Cal-Maine Foods, Inc.#	18,123	1,430,267
Chefs' Warehouse, Inc.†	15,453	1,737,999
Flowers Foods, Inc.#	80,338	555,939
Grocery Outlet Holding Corp.†	38,690	462,345

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Ingles Markets, Inc., Class A	6,223	$509,041
J&J Snack Foods Corp.	6,309	556,328
John B. Sanfilippo & Son, Inc.	3,565	262,705
Lifeway Foods, Inc.†	2,089	54,377
Mama's Creations, Inc.†	16,449	266,967
Marzetti Co.	8,252	929,588
Mission Produce, Inc.#†	24,358	309,834
Nathan's Famous, Inc.	1,319	129,077
Natural Grocers by Vitamin Cottage, Inc.	5,780	158,199
Once Upon a Farm PBC†	5,682	98,412
Seneca Foods Corp., Class A†	1,823	361,483
Simply Good Foods Co.†	34,805	398,517
United Natural Foods, Inc.†	25,625	1,123,912
Utz Brands, Inc.	30,270	429,834
Village Super Market, Inc., Class A	4,099	177,405
Weis Markets, Inc.	5,392	383,102
		10,443,182
Forest Products & Paper — 0.1%
Magnera Corp.†	15,013	188,563
Sylvamo Corp.	14,127	507,442
		696,005
Gas — 1.0%
Brookfield Infrastructure Corp., Class A#	52,571	2,009,264
Chesapeake Utilities Corp.	10,206	1,362,909
New Jersey Resources Corp.	42,906	2,288,606
Northwest Natural Holding Co.	17,701	868,588
ONE Gas, Inc.	26,559	2,105,332
RGC Resources, Inc.	3,367	72,087
Southwest Gas Holdings, Inc.	30,842	2,724,274
Spire, Inc.	24,658	2,018,011
		13,449,071
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	12,918	383,148
Enerpac Tool Group Corp.	21,361	797,192
Franklin Electric Co., Inc.	15,888	1,590,230
Kennametal, Inc.	32,408	950,851
Luxfer Holdings PLC	11,789	202,535
		3,923,956
Health Care-Products — 4.0%
10X Genomics, Inc., Class A†	49,671	3,101,954
Adaptive Biotechnologies Corp.†	63,747	1,588,575
Alamar Biosciences, Inc.†	5,812	177,498
Alphatec Holdings, Inc.†	51,514	482,686
AngioDynamics, Inc.†	16,267	262,387
Anteris Technologies Global Corp.†	32,765	282,107
Artivion, Inc.†	18,887	509,760
AtriCure, Inc.†	21,024	1,016,510
Axogen, Inc.†	21,810	1,107,076
Azenta, Inc.†	17,368	567,065
Beta Bionics, Inc.†	16,516	329,494
BioLife Solutions, Inc.†	17,714	656,658
Bioventus, Inc., Class A†	19,220	262,353
Butterfly Network, Inc.†	88,708	699,906
CapsoVision, Inc.†	15,713	91,764
CareDx, Inc.†	21,499	1,077,315
Castle Biosciences, Inc.†	12,204	403,098
Ceribell, Inc.†	10,969	263,037
Cerus Corp.†	86,961	229,577
ClearPoint Neuro, Inc.#†	12,322	186,555
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
CONMED Corp.	12,848	$640,473
CVRx, Inc.#†	5,831	17,260
Delcath Systems, Inc.†	11,229	184,829
Dentsply Sirona, Inc.	85,038	949,874
Electromed, Inc.†	2,701	75,547
Embecta Corp.	24,858	127,770
Enovis Corp.†	24,214	595,422
Establishment Labs Holdings, Inc.†	11,249	779,893
Glaukos Corp.†	23,971	4,304,233
GRAIL, Inc.†	17,282	1,371,672
Haemonetics Corp.†	19,581	2,018,214
Hyperfine, Inc.†	34,219	28,207
ICU Medical, Inc.†	10,264	1,775,159
InfuSystem Holdings, Inc.†	8,428	102,400
Inogen, Inc.†	8,738	46,923
Inspire Medical Systems, Inc.†	12,174	766,840
Integer Holdings Corp.†	14,221	1,781,180
Integra LifeSciences Holdings Corp.†	28,371	480,037
iRadimed Corp.	3,419	295,333
iRhythm Holdings, Inc.†	13,739	1,634,117
Kestra Medical Technologies, Ltd.#†	11,104	285,928
KORU Medical Systems, Inc.†	16,430	54,219
Lantheus Holdings, Inc.†	27,266	2,752,775
LeMaitre Vascular, Inc.	8,942	717,864
LivaNova PLC†	23,359	1,864,282
Lucid Diagnostics, Inc.#†	64,998	63,607
Merit Medical Systems, Inc.†	24,916	2,258,885
MiMedx Group, Inc.†	48,970	222,324
MiniMed Group, Inc.#†	12,580	254,871
Nautilus Biotechnology, Inc.†	21,737	21,137
Neogen Corp.#†	91,762	1,060,769
NeuroPace, Inc.†	11,585	169,720
Novocure, Ltd.†	43,654	770,493
Omnicell, Inc.†	19,278	677,814
OraSure Technologies, Inc.†	24,424	87,682
Orchestra BioMed Holdings, Inc.†	17,421	87,802
Orthofix Medical, Inc.†	16,633	156,184
OrthoPediatrics Corp.#†	7,876	183,590
Pacific Biosciences of California, Inc.#†	112,965	153,068
Procept BioRobotics Corp.#†	23,312	494,214
Pulse Biosciences, Inc.#†	7,584	381,703
Quanterix Corp.#†	17,640	47,099
QuidelOrtho Corp.†	28,573	412,308
RxSight, Inc.†	15,227	111,614
Sanara Medtech, Inc.†	1,121	39,100
Shoulder Innovations, Inc.#†	4,309	90,317
SI-BONE, Inc.†	17,895	340,363
STAAR Surgical Co.†	13,673	308,873
Stereotaxis, Inc.#†	23,285	33,530
Tactile Systems Technology, Inc.†	9,999	229,777
Tandem Diabetes Care, Inc.†	28,908	636,265
TransMedics Group, Inc.#†	14,303	1,213,896
Twist Bioscience Corp.†	27,074	3,763,286
UFP Technologies, Inc.†	3,139	935,265
Utah Medical Products, Inc.	1,105	78,599
Varex Imaging Corp.†	17,518	323,908
		52,553,889
Health Care-Services — 2.6%
Strata Critical Medical, Inc. †	26,390	149,367
Acadia Healthcare Co., Inc.†	38,829	1,070,127
Addus HomeCare Corp.†	7,871	902,568
agilon health, Inc.†	5,219	458,698

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
Alignment Healthcare, Inc.†	76,725	$1,028,115
Ardent Health, Inc.†	8,641	93,496
Astrana Health, Inc.†	19,320	736,285
Aveanna Healthcare Holdings, Inc.†	32,164	431,641
BrightSpring Health Services, Inc.†	67,831	3,961,330
Brookdale Senior Living, Inc.†	98,825	1,165,147
Clover Health Investments Corp.†	172,670	716,581
Community Health Systems, Inc.#†	51,238	149,615
Concentra Group Holdings Parent, Inc.	48,929	1,650,864
CorVel Corp.†	12,097	833,241
Fortrea Holdings, Inc.†	40,677	747,237
Fulgent Genetics, Inc.†	7,979	154,553
GeneDx Holdings Corp.†	8,332	706,637
Ginkgo Bioworks Holdings, Inc.†	20,818	141,771
HealthEquity, Inc.†	35,250	3,403,035
Innovage Holding Corp.†	8,226	88,841
LifeMD, Inc.#†	14,251	44,036
LifeStance Health Group, Inc.†	78,844	974,512
Lumexa Imaging Holdings, Inc.#†	7,908	92,286
National HealthCare Corp.	5,424	1,174,459
OPKO Health, Inc.†	159,585	234,590
Option Care Health, Inc.†	66,150	1,551,218
Oscar Health, Inc., Class A†	99,849	2,991,476
PACS Group, Inc.†	19,082	807,359
Pediatrix Medical Group, Inc. †	34,291	899,453
Pennant Group, Inc.†	14,228	523,021
Personalis, Inc.†	27,897	468,112
Privia Health Group, Inc.†	50,790	1,040,687
RadNet, Inc.†	29,749	2,255,569
SBC Medical Group Holdings, Inc.†	11,257	45,253
Sonida Senior Living, Inc.†	11,942	447,825
Starling Oncology, Inc.†	31,374	185,420
Surgery Partners, Inc.#†	33,307	462,634
Teladoc Health, Inc.#†	76,650	485,961
U.S. Physical Therapy, Inc.	6,253	486,108
Viemed Healthcare, Inc.†	15,291	135,172
		33,894,300
Home Builders — 1.2%
Beazer Homes USA, Inc.†	10,556	350,248
Cavco Industries, Inc.†	3,269	1,827,796
Century Communities, Inc.	10,747	725,960
Champion Homes, Inc.†	23,214	2,072,314
Comstock Holding Cos., Inc.†	1,810	35,766
Dream Finders Homes, Inc., Class A#†	11,731	164,820
Forestar Group, Inc.†	8,642	244,309
Green Brick Partners, Inc.†	12,789	923,621
Hovnanian Enterprises, Inc., Class A†	1,919	238,205
Installed Building Products, Inc.	9,953	2,416,887
KB Home	25,381	1,352,807
LCI Industries	10,001	1,006,401
Legacy Housing Corp.†	3,515	98,877
LGI Homes, Inc.†	8,688	486,007
M/I Homes, Inc.†	10,665	1,587,059
Meritage Homes Corp.	27,765	1,927,724
Winnebago Industries, Inc.	11,374	342,244
		15,801,045
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.†	26,592	609,223
Arhaus, Inc.	20,900	182,039
Daktronics, Inc.†	16,175	315,898
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Ethan Allen Interiors, Inc.#	9,687	$229,098
Flexsteel Industries, Inc.	1,502	119,469
Hamilton Beach Brands Holding Co., Class A	2,925	91,874
Lovesac Co.#†	5,309	82,794
MillerKnoll, Inc.	28,724	648,875
Sonos, Inc.†	51,198	798,689
XMAX, Inc.#†	26,816	240,539
Xperi, Inc.†	18,028	107,086
		3,425,584
Household Products/Wares — 0.2%
ACCO Brands Corp.	40,282	172,407
Acme United Corp.	1,351	84,194
Helen of Troy, Ltd.†	9,349	281,405
Quanex Building Products Corp.	19,060	366,333
Spectrum Brands Holdings, Inc.	9,335	805,704
WD-40 Co.	5,653	1,210,590
		2,920,633
Housewares — 0.2%
Central Garden & Pet Co.†	3,295	141,619
Central Garden & Pet Co., Class A†	21,328	793,615
Lifetime Brands, Inc.	5,350	50,558
Newell Brands, Inc.	179,166	1,119,787
		2,105,579
Insurance — 2.3%
Octave Specialty Group, Inc.†	15,600	68,016
Abacus Global Management, Inc.#	12,062	115,795
Accelerant Holdings, Class A†	24,531	483,997
American Coastal Insurance Corp.	9,452	89,510
American Integrity Insurance Group, Inc.	4,989	129,714
AMERISAFE, Inc.	7,704	200,612
Ategrity Specialty Holdings LLC†	3,786	99,458
Baldwin Insurance Group, Inc.#†	40,814	1,259,112
Bowhead Specialty Holdings, Inc.†	8,008	268,428
Citizens, Inc.#†	18,387	69,135
CNO Financial Group, Inc.	39,084	2,141,412
Crawford & Co., Class A	6,454	84,677
Donegal Group, Inc., Class A	7,377	141,048
Employers Holdings, Inc.	7,211	353,988
Essent Group, Ltd.	38,098	2,573,901
Exzeo Group, Inc.#†	3,184	53,428
F&G Annuities & Life, Inc.#	14,759	351,264
Genworth Financial, Inc.†	144,396	1,435,296
Goosehead Insurance, Inc., Class A†	9,762	670,161
Greenlight Capital Re, Ltd., Class A†	11,564	175,310
Hamilton Insurance Group, Ltd., Class B	19,566	687,941
HCI Group, Inc.	4,628	859,559
Heritage Insurance Holdings, Inc.†	9,944	334,317
Hippo Holdings, Inc.†	8,350	274,465
Horace Mann Educators Corp.	17,097	870,066
Investors Title Co.	656	193,126
James River Group Holdings, Inc.	14,159	56,778
Kemper Corp.	23,000	648,140
Kingstone Cos., Inc.	4,494	88,307
Kingsway Corp.#†	8,354	86,130
Lemonade, Inc.†	29,826	1,557,812
MBIA, Inc.†	21,016	101,507
Mercury General Corp.	11,430	1,165,403
Neptune Insurance Holdings, Inc., Class A†	15,810	526,631
NI Holdings, Inc.†	2,784	41,760
NMI Holdings, Inc.†	32,288	1,431,973
Palomar Holdings, Inc.	10,997	1,457,872

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Pelagos Insurance Capital, Ltd.	18,892	$461,154
Roadzen, Inc.†	20,130	28,383
Root, Inc., Class A†	5,186	287,771
Safety Insurance Group, Inc.	6,099	632,710
Selective Insurance Group, Inc.	25,409	2,319,588
SiriusPoint, Ltd.†	25,413	614,741
Skyward Specialty Insurance Group, Inc.†	17,439	1,001,173
Slide Insurance Holdings, Inc.	27,864	647,838
Stewart Information Services Corp.	12,600	864,990
Tiptree, Inc.	9,169	169,810
Trupanion, Inc.†	13,879	404,573
United Fire Group, Inc.	8,979	483,699
Universal Insurance Holdings, Inc.	10,488	450,774
		29,513,253
Internet — 1.5%
Neighborhood Intelligence, Inc. #†	32,658	128,346
1-800-Flowers.com, Inc., Class A#†	8,909	32,518
1stdibs.com, Inc.†	10,446	45,649
Angi, Inc.†	10,716	49,829
Backblaze, Inc., Class A†	24,005	339,191
Bumble, Inc., Class A#†	44,304	121,393
Cargurus, Inc.†	31,329	1,117,192
Cars.com, Inc.†	18,232	213,314
Cogent Communications Holdings, Inc.#	21,558	205,663
Crexendo, Inc.†	6,098	37,442
Entravision Communications Corp., Class A	25,674	205,135
ePlus, Inc.	10,955	963,711
EverQuote, Inc., Class A†	11,764	299,276
Figs, Inc., Class A†	38,949	597,478
fuboTV, Inc., Class A#†	12,714	133,879
Grindr, Inc.†	10,332	159,939
Groupon, Inc.#†	9,476	181,750
HealthStream, Inc.	9,519	276,527
Hims & Hers Health, Inc.#†	90,219	2,668,678
Lands' End, Inc.#†	3,354	39,678
Liquidity Services, Inc.†	9,728	405,463
Magnite, Inc.†	60,267	1,415,672
MediaAlpha, Inc., Class A†	12,166	153,535
Newsmax, Inc.#†	21,299	229,177
Nextdoor Holdings, Inc.†	94,537	212,708
Opendoor Technologies, Inc.#†	389,584	1,246,669
Pattern Group, Inc., Class A†	13,008	269,656
Phoenix Education Partners, Inc.	1,896	55,193
Q2 Holdings, Inc.†	26,256	1,707,690
QuinStreet, Inc.†	22,652	440,355
RealReal, Inc.†	46,693	478,136
Revolve Group, Inc., Class A†	17,339	385,273
RUM Group, Inc.#†	46,472	416,389
Shutterstock, Inc.#	10,429	57,777
Sprinklr, Inc., Class A†	47,722	391,798
Stitch Fix, Inc., Class A†	51,820	164,269
Stubhub Holdings, Inc., Class A#†	92,708	591,477
TripAdvisor, Inc.#†	48,116	458,064
Trump Media & Technology Group Corp.#†	68,240	666,705
Tucows, Inc., Class A#†	2,740	28,989
Upwork, Inc.†	49,766	449,387
Yelp, Inc.#†	22,781	509,155
Ziff Davis, Inc.#†	14,340	790,851
ZipRecruiter, Inc., Class A†	25,898	110,326
		19,451,302
Security Description	Shares or Principal Amount	Value

Investment Companies — 1.4%
Bit Digital, Inc.#†	143,816	$205,657
Bitdeer Technologies Group, Class A#†	52,775	572,609
Brookfield Business Corp., Class A#	28,834	789,763
Cannae Holdings, Inc.	16,623	259,319
Canton Strategic Holdings, Inc.#†	19,386	44,200
Cipher Digital, Inc.#†	141,512	2,193,436
Cleanspark, Inc.#†	104,423	1,213,395
Compass Diversified Holdings†	27,506	317,969
Core Scientific, Inc.†	131,113	2,137,142
HA Sustainable Infrastructure Capital, Inc.	53,739	2,125,378
Hut 8 Corp.†	42,928	3,375,858
Innventure, Inc.#†	26,076	33,638
MARA Holdings, Inc.#†	161,073	1,734,756
Riot Platforms, Inc.†	147,907	2,809,494
Z Squared, Inc.#†	19,194	56,622
		17,869,236
Iron/Steel — 0.3%
Commercial Metals Co.	46,789	3,156,854
Friedman Industries, Inc.	2,704	116,948
		3,273,802
Leisure Time — 0.9%
Acushnet Holdings Corp.	11,756	1,015,601
Callaway Golf Co.†	58,831	924,235
Escalade, Inc.	4,112	82,898
Global Business Travel Group I†	52,442	496,101
Harley-Davidson, Inc.	19,147	528,457
Johnson Outdoors, Inc., Class A	2,981	134,145
Life Time Group Holdings, Inc.†	61,146	2,569,355
Lindblad Expeditions Holdings, Inc.†	20,811	552,740
Livewire Group, Inc.#†	336	410
Malibu Boats, Inc., Class A†	8,756	236,062
MasterCraft Boat Holdings, Inc.†	8,041	187,195
OneSpaWorld Holdings, Ltd.	41,857	1,039,309
Patrick Industries, Inc.#	13,588	1,110,411
Peloton Interactive, Inc., Class A†	169,966	911,018
Polaris, Inc.	22,658	1,462,347
Sabre Corp.†	145,891	316,583
Xponential Fitness, Inc., Class A#†	15,599	85,015
		11,651,882
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	23,763	1,007,789
Marcus Corp.	9,018	256,382
		1,264,171
Machinery-Construction & Mining — 0.5%
Astec Industries, Inc.	9,684	412,054
Babcock & Wilcox Enterprises, Inc.†	56,810	428,347
Hyster-Yale, Inc.	4,586	155,282
Lightbridge Corp.#†	14,982	112,815
Manitowoc Co., Inc.†	14,034	272,540
NANO Nuclear Energy, Inc.#†	17,527	320,569
NuScale Power Corp.#†	136,504	1,265,392
Terex Corp.	47,742	3,032,095
		5,999,094
Machinery-Diversified — 1.3%
Aebi Schmidt Holding AG	14,738	186,436
Alamo Group, Inc.	4,465	734,850
Albany International Corp., Class A	11,875	658,231
Cactus, Inc., Class A	29,361	2,064,665
Columbus McKinnon Corp.	12,539	221,439

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
CSW Industrials, Inc.#	6,768	$2,090,974
DXP Enterprises, Inc.†	5,398	1,013,366
Eastman Kodak Co.†	25,625	230,112
Gencor Industries, Inc.†	4,207	78,082
Gorman-Rupp Co.	9,052	682,521
Ichor Holdings, Ltd.†	14,766	791,015
Kadant, Inc.	4,985	1,491,213
Lindsay Corp.#	4,337	498,365
Mueller Water Products, Inc., Class A	65,221	1,574,435
Power Solutions International, Inc.#†	3,524	127,956
Pro-Dex, Inc.†	860	53,406
Richtech Robotics, Inc., Class B#†	85,377	159,655
Taylor Devices, Inc.†	1,410	84,628
Tennant Co.#	7,537	524,575
Twin Disc, Inc.	5,045	115,783
Zurn Elkay Water Solutions Corp.	62,702	2,997,156
		16,378,863
Media — 0.4%
Optimum Communications, Inc., Class A†	64,182	62,423
USA TODAY Co., Inc.#†	56,814	357,360
AMC Global Media, Inc.#†	14,140	178,023
Cable One, Inc.†	2,133	58,402
CuriosityStream, Inc.#	19,918	53,380
E.W. Scripps Co., Class A†	25,562	84,610
Gray Media, Inc.	34,279	167,282
iHeartMedia, Inc., Class A#†	53,989	146,850
John Wiley & Sons, Inc., Class A#	16,671	873,394
Lee Enterprises, Inc.#†	3,008	24,064
Liberty Latin America, Ltd., Class A†	11,218	96,587
Liberty Latin America, Ltd., Class C†	54,038	462,025
Scholastic Corp.	6,546	251,366
Sinclair, Inc.	18,474	260,483
Sphere Entertainment Co.#†	11,533	1,571,948
Thryv Holdings, Inc.†	14,304	27,321
Value Line, Inc.	320	11,843
		4,687,361
Metal Fabricate/Hardware — 0.5%
Ampco-Pittsburgh Corp.†	7,085	60,789
Helios Technologies, Inc.	13,971	1,020,162
Hillman Solutions Corp.†	83,874	645,830
Janus International Group, Inc.†	53,625	265,980
L.B. Foster Co., Class A†	4,233	158,780
Mayville Engineering Co., Inc.†	6,401	123,923
Metallus, Inc.†	14,807	289,033
Omega Flex, Inc.	1,449	38,601
Park-Ohio Holdings Corp.	3,933	177,496
Proto Labs, Inc.†	9,881	791,073
Ryerson Holding Corp.	18,841	472,156
Tredegar Corp.†	9,985	76,785
Worthington Steel, Inc.#	13,791	475,100
Xometry, Inc., Class A†	19,216	1,781,131
		6,376,839
Mining — 1.9%
American Battery Technology Co.#†	57,344	154,829
Arcosa, Inc.	20,513	2,980,539
Caledonia Mining Corp. PLC#	6,343	160,541
Centrus Energy Corp., Class A#†	7,824	1,341,034
Century Aluminum Co.†	28,900	1,322,753
Compass Minerals International, Inc.†	13,134	326,511
Constellium SE†	56,170	1,484,573
Security Description	Shares or Principal Amount	Value

Mining (continued)
Contango Silver & Gold, Inc.#†	11,500	$224,250
Critical Metals Corp.#†	29,677	213,971
Dakota Gold Corp.†	46,734	284,143
Elemental Royalty Corp.#	14,297	307,671
Encore Energy Corp.#†	89,812	112,265
Energy Fuels, Inc.†	106,066	1,564,473
Ferroglobe PLC	52,850	217,214
Hycroft Mining Holding Corp., Class A†	22,563	528,651
Idaho Strategic Resources, Inc.†	6,790	220,947
Ivanhoe Electric, Inc.†	50,022	553,243
Kaiser Aluminum Corp.	6,911	1,097,329
Lifezone Metals, Ltd.#†	17,711	82,002
McEwen, Inc.†	21,498	433,400
NioCorp Developments, Ltd.†	57,363	240,351
Novagold Resources, Inc.†	144,539	1,243,035
Perpetua Resources Corp.†	36,317	905,746
REalloys, Inc.†	22,767	235,638
Silver Bow Mining Corp.†	3,769	33,205
SSR Mining, Inc.	92,120	3,464,633
United States Antimony Corp.#†	54,328	264,577
United States Lime & Minerals, Inc.	4,571	539,972
Uranium Energy Corp.†	206,114	2,522,835
Ur-Energy, Inc.†	166,411	236,304
US Gold Corp.#†	6,632	104,852
US Goldmining, Inc.#†	1,110	9,935
USA Rare Earth, Inc.†	80,484	1,434,225
Vista Gold Corp.†	63,179	137,730
Vox Royalty Corp.	27,288	149,948
		25,133,325
Miscellaneous Manufacturing — 1.1%
Avient Corp.	38,777	1,708,515
Core Molding Technologies, Inc.†	3,448	86,372
Elmet Group Co.#†	4,352	71,416
Enpro, Inc.	9,004	2,667,165
Federal Signal Corp.	25,315	2,961,855
FreightCar America, Inc.†	6,494	44,744
GrafTech International, Ltd.†	7,406	53,323
JBT Marel Corp.	22,164	2,590,307
LSB Industries, Inc.†	23,850	254,479
Materion Corp.	8,750	2,065,700
Myers Industries, Inc.	15,709	504,102
NLI Holdings, Inc.	3,425	22,845
Outdoor Holding Co.†	47,738	103,114
Park Aerospace Corp.	8,091	263,281
Sight Sciences, Inc.†	16,674	141,729
Smith & Wesson Brands, Inc.	17,689	225,004
Sturm Ruger & Co., Inc.	5,806	220,454
Syntec Optics Holdings, Inc.#†	3,080	25,225
Trinity Industries, Inc.	33,843	975,355
		14,984,985
Multi-National — 0.1%
Bladex, Inc.	12,539	676,103
Office Furnishings — 0.2%
CompX International, Inc.	626	19,925
HNI Corp.	30,274	1,466,170
Interface, Inc.	24,041	911,635
		2,397,730
Office/Business Equipment — 0.0%
Xerox Holdings Corp.#	55,238	178,419

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.2%
Amplify Energy Corp.†	15,606	$76,782
ARKO Petroleum Corp.†	5,398	97,974
BKV Corp.†	13,026	314,708
Borr Drilling, Ltd.#†	102,582	459,567
California Resources Corp.	30,464	1,615,506
CNX Resources Corp.†	57,493	2,091,595
Comstock Resources, Inc.†	28,997	418,427
Crescent Energy Co., Class A	108,342	1,483,202
CVR Energy, Inc.	12,626	528,524
Delek US Holdings, Inc.	25,304	1,881,099
Diversified Energy Co.	29,106	433,388
DLB Oil & Gas, Inc.†(1)	3,000	0
Epsilon Energy, Ltd.	10,180	63,421
Evolution Petroleum Corp.	9,898	36,623
Expro, Ltd.†	34,572	626,445
Granite Ridge Resources, Inc.	26,093	131,248
Gulfport Energy Corp.†	6,616	1,187,241
Helmerich & Payne, Inc.	40,855	1,780,461
HighPeak Energy, Inc.#	7,899	64,693
Infinity Natural Resources, Inc., Class A#†	6,811	105,162
Kolibri Global Energy, Inc.†	10,561	63,683
Kosmos Energy, Ltd.†	247,646	708,268
Magnolia Oil & Gas Corp., Class A	96,950	2,603,108
Murphy Oil Corp.	57,692	2,101,143
Nabors Industries, Ltd.#†	5,958	557,907
Noble Corp. PLC#	53,617	2,457,267
Northern Oil & Gas, Inc.	43,616	1,134,452
Par Pacific Holdings, Inc.†	20,626	1,648,430
Patterson-UTI Energy, Inc.	146,136	1,847,159
PBF Energy, Inc., Class A	40,923	2,986,970
PrimeEnergy Resources Corp.†	209	44,116
Riley Exploration Permian, Inc.	6,682	260,798
Ring Energy, Inc.†	83,773	123,146
Sable Offshore Corp.#†	53,307	257,473
SandRidge Energy, Inc.	14,102	199,120
Seadrill, Ltd.†	26,477	1,289,959
SM Energy Co.	101,165	3,761,315
Talos Energy, Inc.†	54,059	933,058
Transocean, Ltd.†	411,725	2,392,122
VAALCO Energy, Inc.	45,592	270,817
Valaris, Ltd.†	23,933	2,067,093
Vitesse Energy, Inc.	14,115	246,871
W&T Offshore, Inc.	40,366	149,758
		41,500,099
Oil & Gas Services — 1.5%
Hornbeck Offshore Services, Inc.†	58,686	604,466
Archrock, Inc.	72,863	2,296,642
Atlas Energy Solutions, Inc.#	34,427	450,994
Bristow Group, Inc.	11,095	503,602
Civeo Corp.†	4,550	152,106
Core Laboratories, Inc.#	19,536	242,832
DNOW, Inc.†	78,257	1,254,460
Flotek Industries, Inc.†	5,794	137,434
Flowco Holdings, Inc., Class A	14,488	317,867
Forum Energy Technologies, Inc.†	4,383	359,274
HMH Holding, Inc., Class A†	4,490	86,477
Innovex International, Inc.†	19,009	583,006
Kodiak Gas Services, Inc.	42,135	2,476,274
Liberty Energy, Inc.	66,679	1,314,243
Matrix Service Co.†	12,117	130,985
National Energy Services Reunited Corp.†	25,869	908,261
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Natural Gas Services Group, Inc.	5,178	$182,266
Oceaneering International, Inc.†	41,910	2,169,262
Oil States International, Inc.†	23,200	204,624
ProFrac Holding Corp., Class A#†	10,793	55,044
ProPetro Holding Corp.†	41,693	473,632
Ranger Energy Services, Inc., Class A	8,625	144,037
RPC, Inc.	44,689	291,819
SEACOR Marine Holdings, Inc.†	8,354	79,781
Select Water Solutions, Inc.	47,188	920,166
Smart Sand, Inc.	13,201	69,569
Solaris Energy Infrastructure, Inc.	22,015	1,117,702
TETRA Technologies, Inc.†	54,325	374,842
Tidewater, Inc.#†	20,832	1,939,876
		19,841,543
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	56,820	288,646
Clearwater Paper Corp.†	6,247	131,125
Greif, Inc., Class A	10,334	855,138
Greif, Inc., Class B#	2,119	223,851
Karat Packaging, Inc.	3,322	158,260
O-I Glass, Inc.†	65,296	474,702
Ranpak Holdings Corp.†	19,120	90,820
TriMas Corp.	11,800	457,604
		2,680,146
Pharmaceuticals — 3.0%
Accendra Health, Inc.†	30,041	36,350
Aclaris Therapeutics, Inc.†	47,596	287,956
AdaptHealth Corp.†	42,451	237,301
Agios Pharmaceuticals, Inc.†	24,296	818,289
Akebia Therapeutics, Inc.#†	112,062	102,963
Alkermes PLC†	69,578	3,269,470
Amneal Pharmaceuticals, Inc.†	71,551	1,249,996
Amphastar Pharmaceuticals, Inc.†	13,448	302,983
Amylyx Pharmaceuticals, Inc.†	43,241	1,459,384
Anika Therapeutics, Inc.†	5,068	105,769
Aquestive Therapeutics, Inc.#†	47,200	241,192
Armata Pharmaceuticals, Inc.#†	5,184	28,564
Atrium Therapeutics, Inc.†	6,780	90,310
BellRing Brands, Inc.†	49,845	536,831
Candel Therapeutics, Inc.†	25,417	332,200
Coherus Oncology, Inc.†	61,164	82,571
Collegium Pharmaceutical, Inc.†	13,642	335,730
Corbus Pharmaceuticals Holdings, Inc.†	7,196	78,508
CorMedix, Inc.#†	32,599	269,268
Corvus Pharmaceuticals, Inc.†	27,798	390,284
Enanta Pharmaceuticals, Inc.†	12,403	165,332
Enliven Therapeutics, Inc.†	17,708	1,025,116
Eton Pharmaceuticals, Inc.†	10,962	662,543
Fennec Pharmaceuticals, Inc.†	12,294	151,831
Foghorn Therapeutics, Inc.#†	12,971	74,454
Fulcrum Therapeutics, Inc.†	24,757	96,305
Galectin Therapeutics, Inc.#†	20,946	82,737
Guardian Pharmacy Services, Inc., Class A†	7,764	287,967
Gyre Therapeutics, Inc.#†	5,963	39,177
Harmony Biosciences Holdings, Inc.†	19,040	749,795
Harrow, Inc.#†	13,500	498,285
Herbalife, Ltd.†	42,721	469,504
Heron Therapeutics, Inc.#†	62,537	19,887
Immuneering Corp., Class A#†	23,437	116,951
Indivior Pharmaceuticals, Inc.†	49,836	1,740,771
Inhibikase Therapeutics, Inc.#†	44,379	102,515

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ironwood Pharmaceuticals, Inc.†	65,421	$278,039
Lyell Immunopharma, Inc.†	4,113	58,898
MannKind Corp.†	127,671	511,961
MediWound, Ltd.#†	4,505	56,808
Minerva Neurosciences, Inc.†	14,883	67,866
Mirum Pharmaceuticals, Inc.#†	19,734	1,934,919
Nature's Sunshine Products, Inc.†	5,686	80,457
Neurogene, Inc.†	4,379	158,695
Nuvectis Pharma, Inc.#†	7,472	169,839
Ocugen, Inc.#†	149,380	198,675
Ocular Therapeutix, Inc.†	84,830	889,867
OnKure Therapeutics, Inc., Class A†	11,457	41,589
Oramed Pharmaceuticals, Inc.#	14,876	74,677
ORIC Pharmaceuticals, Inc.†	30,591	397,377
Pacira BioSciences, Inc.†	16,303	422,248
Phibro Animal Health Corp., Class A	8,416	317,620
Protagonist Therapeutics, Inc.†	25,568	3,777,672
Rhythm Pharmaceuticals, Inc.†	23,024	2,443,537
Sagimet Biosciences, Inc., Class A†	25,685	263,528
SELLAS Life Sciences Group, Inc.#†	78,204	1,043,241
Senseonics Holdings, Inc.#†	17,245	159,171
SIGA Technologies, Inc.	15,488	48,632
SpyGlass Pharma, Inc.#†	4,844	126,428
Spyre Therapeutics, Inc.†	30,875	2,758,064
Supernus Pharmaceuticals, Inc.†	23,372	1,033,276
Tonix Pharmaceuticals Holding Corp.†	5,930	83,613
Trevi Therapeutics, Inc.†	43,862	728,109
USANA Health Sciences, Inc.†	4,186	59,692
Vanda Pharmaceuticals, Inc.†	24,303	131,236
Vaxcyte, Inc.†	54,620	3,317,619
VeraDermics, Inc.†	9,048	890,414
Voyager Therapeutics, Inc.†	20,906	72,126
Xeris Biopharma Holdings, Inc.†	71,286	601,654
		39,736,636
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	9,875	391,248
Golar LNG, Ltd.	40,911	2,106,507
Kinetik Holdings, Inc.	21,476	1,177,529
NextDecade Corp.#†	70,465	531,306
Summit Midstream Corp.†	4,009	139,633
		4,346,223
Private Equity — 0.0%
Ridgepost Capital, Inc., Class A#	23,603	202,986
Patria Investments, Ltd., Class A	26,306	298,310
		501,296
Real Estate — 0.7%
AGNT, Inc.#	42,165	173,720
American Realty Investors, Inc.†	298	4,470
Compass, Inc., Class A†	298,687	3,154,135
Cushman & Wakefield, Ltd.†	98,610	1,330,249
Douglas Elliman, Inc.†	29,817	55,162
FRP Holdings, Inc.†	4,736	104,855
Marcus & Millichap, Inc.	9,420	298,237
Maui Land & Pineapple Co., Inc.†	2,775	43,956
McGrath RentCorp	10,416	1,171,175
New Era Energy & Digital, Inc.#†	35,115	166,621
Newmark Group, Inc., Class A	65,754	1,001,433
Real REMAX Group, Inc.†	9,412	178,635
RMR Group, Inc., Class A#	6,285	121,426
Seaport Entertainment Group, Inc.#†	3,035	79,790
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Sky Harbour Group Corp.#†	8,650	$91,171
St. Joe Co.	16,183	1,069,696
Transcontinental Realty Investors, Inc.†	180	6,566
		9,051,297
REITS — 5.6%
Acadia Realty Trust	57,207	1,171,027
ACRES Commercial Realty Corp.†	2,503	34,867
Adamas Trust, Inc.	34,665	337,637
AH Realty Trust, Inc.	31,788	205,986
Alexander's, Inc.#	955	259,435
Alpine Income Property Trust, Inc.#	6,798	132,289
American Assets Trust, Inc.	20,871	468,763
Angel Oak Mtg. REIT, Inc.#	8,220	68,226
Apple Hospitality REIT, Inc.	91,101	1,453,061
Arbor Realty Trust, Inc.#	61,189	306,557
Ares Commercial Real Estate Corp.#	20,651	94,375
ARMOUR Residential REIT, Inc.#	52,427	850,366
Blackstone Mtg. Trust, Inc., Class A	67,502	938,278
Braemar Hotels & Resorts, Inc.	23,969	48,417
Brandywine Realty Trust	69,706	210,512
BrightSpire Capital, Inc.	50,909	241,818
Broadstone Net Lease, Inc.	80,821	1,685,926
BRT Apartments Corp.#	4,407	63,108
CareTrust REIT, Inc.	94,476	3,679,840
CBL & Associates Properties, Inc.	7,666	419,254
Centerspace	7,015	368,217
Chatham Lodging Trust	17,946	233,836
Chicago Atlantic Real Estate Finance, Inc.#	7,015	76,323
Chimera Investment Corp.	34,802	398,831
Chiron Real Estate, Inc.	5,609	204,729
Claros Mtg. Trust, Inc.†	45,442	72,253
Community Healthcare Trust, Inc.	12,090	177,844
COPT Defense Properties	48,228	1,736,208
CTO Realty Growth, Inc.	13,280	283,395
Curbline Properties Corp.	41,558	1,239,675
DiamondRock Hospitality Co.	86,275	1,062,045
Diversified Healthcare Trust	91,496	692,625
Douglas Emmett, Inc.#	55,766	644,655
Dynex Capital, Inc.	91,830	1,183,689
Easterly Government Properties, Inc.	18,452	452,628
Ellington Financial, Inc.	52,505	702,517
Empire State Realty Trust, Inc., Class A#	57,373	259,900
Essential Properties Realty Trust, Inc.	92,132	2,763,960
Farmland Partners, Inc.#	16,186	166,554
Four Corners Property Trust, Inc.	46,536	1,157,816
Franklin BSP Realty Trust, Inc.#	32,737	274,009
FrontView REIT, Inc.	8,727	168,431
Getty Realty Corp.	23,876	774,060
Gladstone Commercial Corp.	20,027	259,750
Gladstone Land Corp.#	17,740	162,853
Global Net Lease, Inc.	89,100	817,938
Highwoods Properties, Inc.#	46,240	1,414,944
Hudson Pacific Properties, Inc.†	21,567	271,097
Independence Realty Trust, Inc.	99,610	1,611,690
Industrial Logistics Properties Trust	25,299	208,843
Innovative Industrial Properties, Inc.#	12,157	691,976
InvenTrust Properties Corp.	30,540	986,747
Invesco Mtg. Capital, Inc.#	36,342	265,660
JBG SMITH Properties#	24,161	291,140
Kite Realty Group Trust	86,231	2,224,760
KKR Real Estate Finance Trust, Inc.	22,636	172,486
Ladder Capital Corp.	47,385	464,373

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
LTC Properties, Inc.	20,380	$821,722
LXP Industrial Trust	24,310	1,475,860
Macerich Co.	118,348	2,795,380
MFA Financial, Inc.#	41,881	369,390
National Health Investors, Inc.	20,118	1,430,591
National Healthcare Properties, Inc.	18,240	292,934
NET Lease Office Properties	5,760	65,779
NETSTREIT Corp.#	40,814	830,973
NexPoint Diversified Real Estate Trust#	15,172	80,563
Nexpoint Real Estate Finance, Inc.	3,109	53,568
NexPoint Residential Trust, Inc.	10,051	238,309
One Liberty Properties, Inc.	6,955	166,433
Orchid Island Capital, Inc.#	86,039	566,997
Orion Properties, Inc.	23,492	66,952
Outfront Media, Inc.	67,101	1,971,427
Park Hotels & Resorts, Inc.	78,832	1,206,130
Pebblebrook Hotel Trust	44,474	805,869
PennyMac Mtg. Investment Trust#	35,879	334,392
Phillips Edison & Co., Inc.	53,578	2,070,790
Piedmont Office Realty Trust, Inc.†	52,607	503,449
Postal Realty Trust, Inc., Class A#	11,698	274,318
Ready Capital Corp.	64,673	114,471
Redwood Trust, Inc.	52,683	243,395
RLJ Lodging Trust	52,404	578,540
Ryman Hospitality Properties, Inc.	28,181	3,572,224
Sabra Health Care REIT, Inc.	106,382	2,169,129
Safehold, Inc.#	23,211	351,415
Saul Centers, Inc.	5,823	189,888
Service Properties Trust	48,357	377,185
Seven Hills Realty Trust#	8,154	61,726
SITE Centers Corp.	19,508	57,549
SL Green Realty Corp.#	30,223	1,691,884
Smartstop Self Storage REIT, Inc.	23,861	774,767
Strawberry Fields REIT, Inc.	2,934	39,580
Summit Hotel Properties, Inc.	43,744	255,902
Sunstone Hotel Investors, Inc.	75,042	838,219
Tanger, Inc.	47,470	1,790,094
Terreno Realty Corp.	44,349	2,936,347
TPG Mtg. Investment Trust, Inc.	10,858	73,074
TPG RE Finance Trust, Inc.	31,098	240,388
UMH Properties, Inc.	34,212	562,787
Universal Health Realty Income Trust	5,718	234,324
Urban Edge Properties	54,248	1,147,888
Xenia Hotels & Resorts, Inc.	39,677	743,944
		73,074,745
Retail — 3.3%
Abercrombie & Fitch Co., Class A†	18,580	2,658,426
Academy Sports & Outdoors, Inc.	27,408	1,177,448
Advance Auto Parts, Inc.#	25,925	1,093,517
American Eagle Outfitters, Inc.	66,349	1,103,384
Arko Corp.	32,715	149,180
Asbury Automotive Group, Inc.†	8,162	1,725,447
Barnes & Noble Education, Inc.	6,087	73,653
Biglari Holdings, Inc., Class A#†	25	48,933
Biglari Holdings, Inc., Class B#†	266	103,336
BJ's Restaurants, Inc.†	8,020	509,992
Black Rock Coffee Bar, Inc., Class A†	7,363	70,317
Bloomin' Brands, Inc.	35,437	365,001
BlueLinx Holdings, Inc.†	3,009	239,607
Bob's Disc. Furniture, Inc.†	8,580	144,401
Boot Barn Holdings, Inc.†	12,946	1,950,056
Security Description	Shares or Principal Amount	Value

Retail (continued)
Brinker International, Inc.†	18,078	$4,130,823
Buckle, Inc.	13,604	579,530
Build-A-Bear Workshop, Inc.#	4,898	148,262
Caleres, Inc.	14,890	181,360
Camping World Holdings, Inc., Class A	27,509	177,708
Cheesecake Factory, Inc.	19,707	2,157,719
Citi Trends, Inc.†	1,903	129,528
Clean Energy Fuels Corp.†	66,776	106,174
Cracker Barrel Old Country Store, Inc.	9,429	520,858
Dave & Buster's Entertainment, Inc.#†	10,727	96,221
Designer Brands, Inc., Class A#	12,956	70,869
Dine Brands Global, Inc.#	5,233	173,108
El Pollo Loco Holdings, Inc.†	12,637	192,967
Envela Corp.†	2,705	37,329
EVgo, Inc.#†	63,433	85,000
First Watch Restaurant Group, Inc.†	25,069	317,875
FirstCash Holdings, Inc.	17,119	3,671,512
Genesco, Inc.†	4,085	136,725
Group 1 Automotive, Inc.	4,865	1,311,312
Haverty Furniture Cos., Inc.	5,505	150,121
J. Jill, Inc.#	2,792	54,528
Jack in the Box, Inc.#†	7,433	122,719
Kohl's Corp.	45,358	808,280
Krispy Kreme, Inc.#†	35,164	120,261
Kura Sushi USA, Inc., Class A#†	2,833	129,355
La-Z-Boy, Inc.	17,095	540,886
MarineMax, Inc.†	8,246	430,276
Movado Group, Inc.	6,691	225,687
National Vision Holdings, Inc.#†	33,430	570,984
Nu Skin Enterprises, Inc., Class A#	18,693	87,670
OneWater Marine, Inc., Class A#†	4,544	54,483
OPAL Fuels, Inc., Class A#†	8,596	17,106
Papa John's International, Inc.#	13,717	322,075
PC Connection, Inc.	4,532	361,971
Petco Health & Wellness Co., Inc.#†	40,896	108,783
Portillo's, Inc., Class A#†	26,561	121,384
PriceSmart, Inc.	10,961	1,863,480
RH†	6,571	980,065
RideNow Group, Inc.#†	6,866	38,862
Sally Beauty Holdings, Inc.†	40,703	666,715
Savers Value Village, Inc.†	14,925	154,175
Shake Shack, Inc., Class A†	16,443	1,132,758
Shoe Station Group, Inc.	6,955	95,284
Signet Jewelers, Ltd.#	16,401	1,349,474
Sonic Automotive, Inc., Class A#	5,240	412,126
Sweetgreen, Inc., Class A†	42,596	296,468
Urban Outfitters, Inc.†	24,130	1,947,050
Victoria's Secret & Co.†	29,453	2,515,581
Warby Parker, Inc., Class A†	43,352	1,066,459
Wendy's Co.#	67,464	559,951
Winmark Corp.	1,270	422,554
Yesway, Inc., Class A†	6,919	172,352
Zumiez, Inc.†	5,333	95,461
		43,632,962
Savings & Loans — 0.9%
Beacon Financial Corp.	35,195	1,092,805
Axos Financial, Inc.†	22,249	2,153,481
Banc of California, Inc.	59,284	1,103,868
BV Financial, Inc.†	2,252	47,832
Capitol Federal Financial, Inc.	50,468	434,529
CF Bankshares, Inc.	2,361	81,596
Citizens Community Bancorp, Inc.	3,902	81,279

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Eagle Bancorp Montana, Inc.	3,012	$67,318
First Capital, Inc.	1,326	82,384
FS Bancorp, Inc.	2,715	114,845
Greene County Bancorp, Inc.	2,637	90,686
Hingham Institution for Savings#	670	193,141
Home Bancorp, Inc.	3,091	211,703
HomeTrust Bancshares, Inc.	6,243	289,925
Northwest Bancshares, Inc.	62,253	951,848
OceanFirst Financial Corp.	35,546	669,687
Provident Financial Services, Inc.	51,867	1,213,688
Southern Missouri Bancorp, Inc.	3,892	286,412
Timberland Bancorp, Inc.	2,987	136,177
WaFd, Inc.	31,352	1,121,148
WaterStone Financial, Inc.	6,400	134,144
WSFS Financial Corp.	22,026	1,705,914
		12,264,410
Semiconductors — 2.3%
ACM Research, Inc., Class A†	22,395	1,630,804
Aehr Test Systems†	12,720	1,008,314
Aeluma, Inc.#†	5,441	71,277
Alpha & Omega Semiconductor, Ltd.†	9,932	244,923
Ambarella, Inc.†	17,857	1,238,919
Ambiq Micro, Inc.†	7,801	454,876
Amtech Systems, Inc.†	5,120	74,854
Arteris, Inc.†	14,525	317,807
Atomera, Inc.#†	16,749	69,676
Axcelis Technologies, Inc.†	13,034	1,503,211
AXT, Inc.†	25,962	1,573,557
Blaize Holdings, Inc.#†	28,089	13,696
CEVA, Inc.†	11,505	311,210
Cohu, Inc.†	19,521	899,918
Diodes, Inc.†	19,079	1,732,373
GSI Technology, Inc.#†	13,839	76,668
Impinj, Inc.#†	12,168	2,121,126
Intellicheck, Inc.†	8,066	22,303
inTEST Corp.†	5,096	55,037
Kulicke & Soffa Industries, Inc.	21,582	1,727,855
MaxLinear, Inc.†	36,114	2,163,590
Navitas Semiconductor Corp.†	76,514	886,797
Ouster, Inc.†	26,086	898,402
Penguin Solutions, Inc.†	21,209	1,040,938
Photronics, Inc.†	23,740	668,044
Power Integrations, Inc.	23,146	1,189,242
QuickLogic Corp.†	7,224	77,514
Richardson Electronics, Ltd.	4,921	85,232
Silicon Laboratories, Inc.†	13,737	3,009,090
Synaptics, Inc.†	16,145	1,561,544
Ultra Clean Holdings, Inc.†	18,610	1,262,316
Veeco Instruments, Inc.†	24,807	1,098,950
Vishay Precision Group, Inc.†	5,087	314,427
Wolfspeed, Inc.#†	11,840	324,416
		29,728,906
Software — 5.0%
8x8, Inc.†	53,029	99,695
ACI Worldwide, Inc.†	42,852	2,283,155
ACV Auctions, Inc., Class A†	70,893	498,378
Adeia, Inc.	46,911	1,183,565
Agilysys, Inc.†	10,996	1,280,044
Alkami Technology, Inc.#†	28,226	575,810
Amplitude, Inc., Class A†	39,466	556,471
Security Description	Shares or Principal Amount	Value

Software (continued)
Appian Corp., Class A†	16,436	$705,926
Asana, Inc., Class A†	39,167	401,853
Asure Software, Inc.#†	8,717	79,499
AvePoint, Inc.†	70,044	975,012
Bandwidth, Inc., Class A†	12,590	609,734
BigBear.ai Holdings, Inc.#†	205,621	643,594
Blackbaud, Inc.†	14,974	719,650
BlackLine, Inc.†	20,747	689,215
Blend Labs, Inc., Class A†	75,383	116,844
Box, Inc., Class A#†	57,068	2,041,893
Brand Engagement Network, Inc.#†	1,959	22,058
Braze, Inc., Class A†	39,610	1,348,324
C3.ai, Inc., Class A#†	57,221	619,131
Carlsmed, Inc.†	2,603	42,403
Cerence, Inc.†	19,665	165,973
Claritev Corp.#†	4,257	169,556
Clear Secure, Inc., Class A	39,616	1,749,046
Climb Global Solutions, Inc.	7,293	208,069
Commerce.com, Inc.†	27,781	66,952
Commvault Systems, Inc.†	18,698	2,571,349
Concentrix Corp.#	17,624	530,482
Consensus Cloud Solutions, Inc.†	7,837	299,765
CS Disco, Inc.†	9,423	41,273
Daily Journal Corp.†	546	340,123
Digi International, Inc.†	15,683	1,175,284
Digimarc Corp.#†	6,354	37,997
Digital Turbine, Inc.†	46,706	502,557
Domo, Inc., Class B†	11,961	45,213
Donnelley Financial Solutions, Inc.†	10,246	494,882
DoubleVerify Holdings, Inc.†	59,302	794,647
Duos Technologies Group, Inc.#†	11,555	107,230
eGain Corp.#†	6,072	45,297
EverCommerce, Inc.#†	5,975	52,998
Evolent Health, Inc., Class A†	46,803	210,613
Fastly, Inc., Class A†	63,986	1,458,241
Five9, Inc.†	31,548	1,090,299
Freshworks, Inc., Class A†	88,774	1,235,734
Gemini Space Station, Inc., Class A#†	17,921	80,644
Genius Sports, Ltd.†	99,206	736,109
GigaCloud Technology, Inc., Class A†	10,587	513,787
HeartFlow, Inc.†	33,354	1,680,708
Hinge Health, Inc., Class A†	17,292	1,600,548
I3 Verticals, Inc., Class A†	9,043	145,140
IBEX Holdings, Ltd.†	4,361	167,724
Ibotta, Inc., Class A#†	3,808	141,696
Immersion Corp.	12,845	97,365
Innodata, Inc.†	13,161	742,544
Intapp, Inc.†	23,620	1,024,399
JFrog, Ltd.†	45,381	4,541,277
Kaltura, Inc.†	33,128	52,342
Life360, Inc.#†	7,772	333,108
LiveRamp Holdings, Inc.†	25,911	977,363
McGraw Hill, Inc.†	9,542	125,286
N-able, Inc.†	29,964	119,257
Navan, Inc., Class A†	43,542	1,265,331
nCino, Inc.†	44,159	997,993
Nutex Health, Inc.#†	2,047	386,392
Omada Health, Inc.†	14,448	354,698
PagerDuty, Inc.†	35,205	497,799
PDF Solutions, Inc.†	14,067	625,700
Phreesia, Inc.†	20,798	253,944
Playtika Holding Corp.	22,872	51,919
Porch Group, Inc.†	40,546	688,877

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.#†	17,565	$812,733
PubMatic, Inc., Class A†	17,075	283,957
Quantum Computing, Inc.#†	87,241	717,993
Rackspace Technology, Inc.#†	40,248	125,976
Red Violet, Inc.†	4,636	339,170
ReposiTrak, Inc.#	4,346	34,811
Sapiens International Corp. NV†	11,587	504,035
Schrodinger, Inc.†	23,696	462,072
ServiceTitan, Inc., Class A†	25,588	2,508,648
SharonAI Holdings, Inc.#†	1,872	102,698
Sharplink, Inc.#†	77,340	667,444
Silvaco Group, Inc.†	5,482	38,045
Simulations Plus, Inc.†	6,949	127,862
SoundHound AI, Inc., Class A#†	166,424	1,191,596
Sprout Social, Inc., Class A†	22,102	251,521
SPS Commerce, Inc.†	15,488	1,322,675
Swarmer, Inc.#†	1,550	51,367
Teradata Corp.†	40,190	1,165,510
Veritone, Inc.#†	36,840	29,240
Vertex, Inc., Class A†	29,795	421,897
Via Transportation, Inc., Class A†	21,657	604,880
Viant Technology, Inc., Class A†	8,119	104,573
Waystar Holding Corp.†	46,432	1,215,590
Weave Communications, Inc.†	26,164	191,259
Whitefiber, Inc.#†	4,966	93,956
Workiva, Inc.†	21,735	1,738,800
Yext, Inc.†	35,074	237,451
ZenaTech, Inc.†	18,910	33,092
Zeta Global Holdings Corp., Class A†	94,831	2,936,916
ZoomInfo Technologies, Inc.†	100,330	425,399
		65,828,950
Telecommunications — 1.6%
A10 Networks, Inc.	30,045	762,843
ADTRAN Holdings, Inc.†	31,490	244,047
Anterix, Inc.#†	4,765	433,091
ATN International, Inc.	4,558	137,515
Aviat Networks, Inc.†	4,527	90,223
BK Technologies Corp.†	1,130	81,778
BlackSky Technology, Inc.#†	13,768	318,041
Calix, Inc.†	24,456	932,263
Clearfield, Inc.†	4,466	129,559
Extreme Networks, Inc.†	53,598	1,205,419
Frequency Electronics, Inc.†	2,586	155,806
Gogo, Inc.†	31,036	78,211
Harmonic, Inc.†	46,603	558,304
IDT Corp., Class B	6,823	465,465
Inseego Corp.#†	5,048	21,101
InterDigital, Inc.	10,855	3,636,751
Keel Infrastructure Corp.#†	247,438	779,430
KVH Industries, Inc.†	5,449	41,194
Lantronix, Inc.†	15,528	82,298
Liberty Capital Corp.†	1,484	39,623
Liberty Capital Corp., Class C†	13,656	355,466
LightPath Technologies, Inc., Class A#†	22,359	224,931
Lumen Technologies, Inc.†	405,769	2,536,056
NETGEAR, Inc.†	10,699	226,391
Ooma, Inc.†	11,240	254,474
Powerfleet, Inc.#†	56,025	168,075
Preformed Line Products Co.	1,045	418,888
RF Industries, Ltd.†	3,671	38,692
Ribbon Communications, Inc.†	35,512	70,669
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Satellogic, Inc., Class A†	41,682	$202,991
Shenandoah Telecommunications Co.	22,032	272,536
Soluna Holdings, Inc.#†	45,832	49,499
Spok Holdings, Inc.	7,683	80,748
Telephone & Data Systems, Inc.	41,474	1,396,844
Uniti Group, Inc.†	72,383	718,039
Viasat, Inc.†	52,804	3,552,125
Vistance Networks, Inc.	92,977	586,685
		21,346,071
Textiles — 0.1%
UniFirst Corp.	6,141	1,698,601
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A#†	19,628	131,900
JAKKS Pacific, Inc.	3,625	91,024
Tron, Inc.#†	22,584	39,522
		262,446
Transportation — 1.5%
ArcBest Corp.	9,237	1,274,429
Ardmore Shipping Corp.	15,656	272,258
Costamare Bulkers Holdings, Ltd.†	3,406	69,721
Costamare, Inc.	18,401	281,167
Covenant Logistics Group, Inc.	6,778	239,602
CryoPort, Inc.†	19,901	318,416
DHT Holdings, Inc.	61,455	1,204,518
Dorian LPG, Ltd.	15,792	790,232
FLEX LNG, Ltd.#	13,003	411,675
Forward Air Corp.†	9,091	154,547
Genco Shipping & Trading, Ltd.	13,256	347,705
Heartland Express, Inc.	17,062	210,886
Himalaya Shipping, Ltd.	12,965	217,034
Hub Group, Inc., Class A	25,242	1,006,399
International Seaways, Inc.	17,488	1,725,016
Marten Transport, Ltd.	24,417	352,093
Matson, Inc.	12,719	2,859,358
Navigator Holdings, Ltd.	14,920	329,881
Nordic American Tankers, Ltd.	85,750	585,673
PAMT Corp.#†	2,449	29,706
Pangaea Logistics Solutions, Ltd.	15,652	127,094
Proficient Auto Logistics, Inc.#†	9,715	48,964
Radiant Logistics, Inc.†	16,498	140,893
RXO, Inc.#†	69,529	1,477,491
Safe Bulkers, Inc.	24,170	208,587
Scorpio Tankers, Inc.	19,288	1,521,052
SFL Corp., Ltd.	51,821	645,171
Teekay Corp., Ltd.	22,587	297,245
Teekay Tankers, Ltd., Class A	10,378	930,284
Universal Logistics Holdings, Inc.#	2,748	51,333
Werner Enterprises, Inc.	25,198	987,258
World Kinect Corp.	20,966	749,534
		19,865,222
Trucking & Leasing — 0.3%
GATX Corp.	14,986	2,621,501
Greenbrier Cos., Inc.	12,969	584,513
Willis Lease Finance Corp.	4,590	248,456
		3,454,470
Water — 0.4%
H2O America #	14,616	926,216
American States Water Co.	16,505	1,473,731
California Water Service Group	25,498	1,274,135

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
Consolidated Water Co., Ltd.	6,767	$201,454
Global Water Resources, Inc.	5,047	46,407
Middlesex Water Co.	7,669	444,802
York Water Co.	7,201	245,410
		4,612,155
Total Common Stocks (cost $1,020,989,480)		1,289,462,829
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $3,266)	$10,213	0
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1)	25,930	16,854
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	11,188
Chinook Therapeutics, Inc. CVR†(1)	22,455	3,817
GTX, Inc. CVR#†(1)	368	0
Icosavax, Inc. CVR†(1)	10,570	3,277
Inhibrx. Inc. CVR†(1)	13,726	26,354
Rain Oncology, Inc. CVR#†(1)	6,782	339
		61,829
Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	6,346	3,237
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Total Rights (cost $37,532)		65,066
Total Long-Term Investment Securities (cost $1,021,030,278)		1,289,527,895
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2)	15,002,473	15,002,473
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(2)(3)	25,516,199	$25,516,199
Total Short-Term Investments (cost $40,518,672)		40,518,672
TOTAL INVESTMENTS (cost $1,061,548,950)	101.9%	1,330,046,567
Other assets less liabilities	(1.9)	(24,975,563)
NET ASSETS	100.0%	$1,305,071,004

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2026.
(3)
At August 31, 2026, the Fund had loaned securities with a total value of $105,213,966.
This was secured by collateral of $25,516,199, which was received in cash and subsequently invested in short-term investments currently valued at $25,516,199 as reported in the Portfolio of Investments. Additional collateral of $83,062,290 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$108,066
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	1,363,861
United States Treasury Notes/Bonds	0.00% to 5.13%	09/15/2026 to 08/15/2056	81,590,363

CVR—Contingent Value Rights
PBC—Public Benefit Corporation

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
Bank of America Merrill Lynch	Pay	Bank of Hawaii Corp.	352	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	$28,100	$(1,373)	$(1,373)
Bank of America Merrill Lynch	Pay	Cathay General Bancorp	266	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	17,130	(849)	(849)
Bank of America Merrill Lynch	Pay	First BanCorp	725	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	21,416	(1,203)	(1,203)
Bank of America Merrill Lynch	Pay	Pathward Financial, Inc.	8	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	683	(31)	(31)
Bank of America Merrill Lynch	Pay	United Community Banks, Inc.	1,754	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	64,249	(3,140)	(3,140)
Bank of America Merrill Lynch	Pay	Renasant Corp.	488	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	21,038	(1,074)	(1,074)
Bank of America Merrill Lynch	Pay	First Financial Bancorp	703	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	24,021	(1,083)	(1,083)
Bank of America Merrill Lynch	Pay	Independent Bank Corp.	15	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	1,291	(73)	(73)
Bank of America Merrill Lynch	Pay	WesBanco, Inc.	1,635	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	69,455	(4,038)	(4,038)
Bank of America Merrill Lynch	Pay	Eastern Bankshares, Inc.	1,958	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	46,307	(3,309)	(3,309)
Goldman Sachs & Co. LLC	Pay	Fulton Financial Corp.	878	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	21,485	(887)	(887)
Goldman Sachs & Co. LLC	Pay	Preferred Bank	4,735	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	508,870	(23,864)	(23,864)
Goldman Sachs & Co. LLC	Pay	Hanmi Financial Corp.	697	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	22,443	(836)	(836)
Goldman Sachs & Co. LLC	Pay	CVB Financial Corp.	11	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	255	(11)	(11)
HSBC Holdings	Pay	Central Pacific Financial Corp.	1,161	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	44,687	(1,474)	(1,474)
HSBC Holdings	Pay	BankUnited, Inc.	1,933	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	89,421	(1,276)	(1,276)
								(44,521)	(44,521)

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
Bank of America Merrill Lynch	Pay	Beacon Financial Corp.	302	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	$9,848	$(471)	$(471)
Bank of America Merrill Lynch	Pay	WSFS Financial Corp.	46	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	3,763	(201)	(201)
Bank of America Merrill Lynch	Pay	Banc of California, Inc.	5,574	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	109,752	(5,964)	(5,964)
BNP Paribas SA	Pay	Axos Financial, Inc.	867	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	86,110	(2,193)	(2,193)
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	2,669	3.83% (OBFR + 0.20%)	Monthly	02/09/2027	64,964	(2,509)	(2,509)
								(11,338)	(11,338)
Computers
BNP Paribas SA	Pay	Pitney Bowes, Inc.	23,922	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	383,230	26,554	26,554
Diversified Financial Services
BNP Paribas SA	Pay	Moelis & Co., Class A	10,351	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	690,723	13,870	13,870
HSBC Holdings	Pay	Bread Financial Holdings, Inc.	9,842	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	1,066,971	(38,778)	(38,778)
								(24,908)	(24,908)
REITS
Bank of America Merrill Lynch	Pay	InvenTrust Properties Corp.	2,636	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	88,095	(2,926)	(2,926)
BNP Paribas SA	Pay	Arbor Realty Trust, Inc.	15,754	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	78,770	157	157
HSBC Holdings	Pay	Douglas Emmett, Inc.	12,138	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	140,073	243	243
								(2,526)	(2,526)
Insurance
Bank of America Merrill Lynch	Pay	Genworth Financial, Inc.	15,579	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	157,192	(2,337)	(2,337)
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	10,431	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	244,607	7,719	7,719
Bank of America Merrill Lynch	Pay	Horace Mann Educators Corp.	216	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	11,081	(88)	(88)
Bank of America Merrill Lynch	Pay	Kemper Corp.	2,185	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	57,269	4,305	4,305
Goldman Sachs & Co. LLC	Pay	F&G Annuities & Life, Inc.	31	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	821	(84)	(84)
HSBC Holdings	Pay	SiriusPoint, Ltd.	8,285	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	187,904	12,510	12,510
JPMorgan Securities, LLC	Pay	Jackson Financial, Inc., Class A	27,481	3.83% (OBFR + 0.20%)	Monthly	02/09/2027	3,583,522	83,267	83,267
								105,292	105,292
Commercial Services
Bank of America Merrill Lynch	Pay	Perdoceo Education Corp.	1,920	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	61,517	2,304	2,304
Bank of America Merrill Lynch	Pay	Remitly Global, Inc.	11,909	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	313,207	5,240	5,240
								7,544	7,544
Leisure Time
Bank of America Merrill Lynch	Pay	Harley-Davidson, Inc.	24,809	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	670,587	14,141	14,141
Energy - Alternate Sources
Goldman Sachs & Co. LLC	Pay	Array Technologies, Inc.	4,461	3.83% (OBFR + 0.20%)	Monthly	08/18/2031	22,216	(2,498)	(2,498)
Health Care-Services
Bank of America Merrill Lynch	Pay	Alignment Healthcare, Inc.	7,318	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	98,500	(439)	(439)
								$67,301	$67,301
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
54	Long	E-Mini Russell 2000 Index	September 2026	$8,198,595	$7,988,490	$(210,105)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil & Gas	$41,500,099	$—	$0	$41,500,099
Software	65,324,915	504,035	—	65,828,950
Other Industries	1,182,133,780	—	—	1,182,133,780
Escrows and Litigation Trusts	—	—	0	0
Rights	—	—	65,066	65,066
Short-Term Investments	40,518,672	—	—	40,518,672
Total Investments at Value	$1,329,477,466	$504,035	$65,066	$1,330,046,567
Other Financial Instruments:†
Swaps	$—	$170,310	$—	$170,310
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$103,009	$—	$103,009
Futures Contracts	210,105	—	—	210,105
Total Other Financial Instruments	$210,105	$103,009	$—	$313,114

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.2%
Nexxen International, Ltd.†	42,399	$413,390
Aerospace/Defense — 0.6%
AAR Corp.†	3,949	510,566
Archer Aviation, Inc., Class A†	54,555	315,328
Beta Technologies, Inc., Class A†	9,926	199,513
Mercury Systems, Inc.†	3,216	280,853
StandardAero, Inc.†	6,452	158,009
		1,464,269
Agriculture — 0.6%
Andersons, Inc.	6,185	401,221
Dole PLC	52,578	728,205
Turning Point Brands, Inc.	1,038	84,047
Vital Farms, Inc.#†	20,653	220,574
		1,434,047
Airlines — 0.2%
SkyWest, Inc.†	4,640	439,222
Apparel — 0.4%
Capri Holdings, Ltd.†	27,157	359,830
Carter's, Inc.#	9,718	314,766
Wolverine World Wide, Inc.	18,728	369,504
		1,044,100
Auto Manufacturers — 0.1%
Blue Bird Corp.†	5,449	316,859
Auto Parts & Equipment — 1.7%
Dauch Corp.†	97,076	607,696
Adient PLC†	29,036	550,813
Garrett Motion, Inc.	51,621	1,391,186
Motorcar Parts of America, Inc.†	24,571	285,515
Phinia, Inc.	7,261	496,943
Versigent PLC	21,429	1,015,734
		4,347,887
Banks — 17.0%
1st Source Corp.	1,938	165,951
Alerus Financial Corp.	3,397	111,761
Amerant Bancorp, Inc.	19,017	545,978
Ameris Bancorp	14,364	1,210,167
Associated Banc-Corp.	46,034	1,409,101
Atlantic Union Bankshares Corp.	5,420	218,589
Bank of Marin Bancorp	2,543	67,593
Bank of N.T. Butterfield & Son, Ltd.	28,327	1,667,894
BankUnited, Inc.	19,145	873,012
Banner Corp.	3,772	264,568
BayCom Corp.	1,277	38,093
Bridgewater Bancshares, Inc.†	11,470	241,673
Burke & Herbert Financial Services Corp.	2,421	172,641
Business First Bancshares, Inc.	25,272	783,937
Byline Bancorp, Inc.	24,833	941,667
California Bancorp	9,652	205,395
Central Pacific Financial Corp.	6,606	245,875
ChoiceOne Financial Services, Inc.	2,102	69,807
CNB Financial Corp.	14,277	482,848
Community Trust Bancorp, Inc.	5,552	422,674
ConnectOne Bancorp, Inc.	24,397	767,042
Customers Bancorp, Inc.†	8,331	651,318
CVB Financial Corp.	50,241	1,113,843
Dime Community Bancshares, Inc.	4,326	174,770
Eastern Bankshares, Inc.	60,413	1,326,669
Security Description	Shares or Principal Amount	Value

Banks (continued)
Enterprise Financial Services Corp.	23,491	$1,485,336
Equity Bancshares, Inc., Class A	6,229	307,463
Farmers National Banc Corp.	72,426	1,130,570
Financial Institutions, Inc.	18,947	767,732
First Bancorp/Puerto Rico	27,956	779,413
First Busey Corp.	26,870	808,787
First Financial Bancorp	9,771	318,828
First Financial Corp.	9,638	754,463
First Interstate BancSystem, Inc., Class A	6,220	228,958
First Merchants Corp.	25,358	1,051,596
First Mid Bancshares, Inc.	11,618	578,112
Five Star Bancorp	6,042	276,844
Glacier Bancorp, Inc.	7,842	363,163
Hancock Whitney Corp.	3,053	227,418
Hanmi Financial Corp.	16,414	508,834
HBT Financial, Inc.#	1,496	53,078
Heritage Financial Corp.	10,212	291,757
Hilltop Holdings, Inc.	36,017	1,370,447
Home BancShares, Inc.	9,990	294,305
Horizon Bancorp, Inc.	33,656	653,600
Independent Bank Corp./Massachusetts	1,226	99,527
Mercantile Bank Corp.	7,908	472,582
Metropolitan Bank Holding Corp.	4,716	428,118
Mid Penn Bancorp, Inc.	2,360	85,928
Midland States Bancorp, Inc.	2,890	94,763
National Bank Holdings Corp., Class A	3,755	155,044
Nicolet Bankshares, Inc.	2,108	356,969
Northrim Bancorp, Inc.	7,627	195,022
OFG Bancorp	6,305	328,175
Old National Bancorp	67,272	1,720,818
Old Second Bancorp, Inc.	18,484	463,579
Origin Bancorp, Inc.	18,620	989,281
Orrstown Financial Services, Inc.	2,157	89,947
Pathward Financial, Inc.	2,525	205,686
Peapack-Gladstone Financial Corp.	14,674	655,047
Peoples Bancorp, Inc.	8,561	337,047
QCR Holdings, Inc.	10,934	1,087,605
Renasant Corp.	2,956	120,930
Seacoast Banking Corp. of Florida	8,362	283,932
Sierra Bancorp	2,573	101,942
Simmons First National Corp., Class A	44,312	1,000,565
SmartFinancial, Inc.	4,120	208,266
South Plains Financial, Inc.	21,665	944,594
Southside Bancshares, Inc.	8,127	256,488
SouthState Bank Corp.	4,350	456,271
Texas Capital Bancshares, Inc.	1,076	104,566
Towne Bank	9,988	369,956
TriCo Bancshares	5,801	309,657
Trustmark Corp.	2,816	129,311
UMB Financial Corp.	8,575	1,214,477
United Community Banks, Inc.	16,270	566,847
Unity Bancorp, Inc.	575	33,367
Univest Financial Corp.	4,033	167,450
Valley National Bancorp	57,829	788,788
Walker & Dunlop, Inc.	21,753	881,649
WesBanco, Inc.	12,054	482,281
Wintrust Financial Corp.	1,485	223,285
		42,833,330
Biotechnology — 5.8%
Allogene Therapeutics, Inc.†	56,478	112,956
Alumis, Inc.†	13,985	305,013
Annexon, Inc.†	28,867	142,603

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Atea Pharmaceuticals, Inc.†	24,054	$128,689
Aurinia Pharmaceuticals, Inc.†	9,822	158,232
Beam Therapeutics, Inc.†	16,318	480,239
Bicara Therapeutics, Inc.†	9,176	212,149
BioAge Labs, Inc.†	47,723	453,369
Biohaven, Ltd.†	519	7,925
Celldex Therapeutics, Inc.†	19,666	779,364
Cullinan Therapeutics, Inc.†	14,718	324,826
Cytokinetics, Inc.†	13,489	956,505
Definium Therapeutics, Inc.†	14,548	577,847
Denali Therapeutics, Inc.†	5,241	124,526
Editas Medicine, Inc.†	53,356	163,269
Erasca, Inc.†	14,634	261,656
Ideaya Biosciences, Inc.†	28,120	1,127,612
ImmunityBio, Inc.#†	3,293	26,179
Iovance Biotherapeutics, Inc.†	95,721	782,041
Larimar Therapeutics, Inc.†	35,018	133,769
Ligand Pharmaceuticals, Inc.†	1,861	528,710
Maravai LifeSciences Holdings, Inc., Class A†	22,908	175,017
Maze Therapeutics, Inc.†	4,029	107,051
MBX Biosciences, Inc.†	7,800	480,480
NeoGenomics, Inc.#†	54,300	972,513
Nuvation Bio, Inc.#†	50,820	338,461
Olema Pharmaceuticals, Inc.†	12,154	126,766
Oruka Therapeutics, Inc.†	5,112	473,473
Phathom Pharmaceuticals, Inc.#†	8,590	82,206
PTC Therapeutics, Inc.†	3,150	219,051
REGENXBIO, Inc.†	32,144	305,368
Relay Therapeutics, Inc.†	35,808	658,151
Rocket Pharmaceuticals, Inc.†	17,128	63,716
Septerna, Inc.†	5,720	218,218
Syndax Pharmaceuticals, Inc.†	11,953	230,573
Tectonic Therapeutic, Inc.†	1,685	50,449
Travere Therapeutics, Inc.†	6,635	439,768
Ultragenyx Pharmaceutical, Inc.†	31,813	802,006
Upstream Bio, Inc.†	9,505	62,923
Vir Biotechnology, Inc.†	18,455	201,898
Viridian Therapeutics, Inc.†	30,646	709,761
Wave Life Sciences, Inc.†	15,813	77,484
		14,582,812
Building Materials — 1.3%
Apogee Enterprises, Inc.	8,735	341,189
Boise Cascade Co.	10,541	822,304
Griffon Corp.	11,042	1,075,380
Masterbrand, Inc.†	21,133	174,347
UFP Industries, Inc.	6,348	536,533
Worthington Enterprises, Inc.	5,254	301,790
		3,251,543
Chemicals — 2.4%
Balchem Corp.	1,015	178,528
Calumet, Inc.†	6,950	345,624
Ecovyst, Inc.†	42,549	432,723
FMC Corp.	99,403	1,146,117
H.B. Fuller Co.	15,374	844,801
Innospec, Inc.	17,528	1,645,178
Koppers Holdings, Inc.	5,289	242,606
Mativ Holdings, Inc.	37,522	446,137
Minerals Technologies, Inc.	8,607	610,409
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Orion SA	8,118	$50,656
Quaker Chemical Corp.#	820	135,956
		6,078,735
Coal — 0.6%
Alpha Metallurgical Resources, Inc.†	1,745	411,297
Core Natural Resources, Inc.	4,750	485,925
Peabody Energy Corp.	6,358	188,769
SunCoke Energy, Inc.	25,101	259,293
Warrior Met Coal, Inc.	2,342	253,498
		1,598,782
Commercial Services — 2.4%
ABM Industries, Inc.	17,453	813,834
Alarm.com Holdings, Inc.†	13,350	768,426
API Group Corp.†	8,316	326,403
Ennis, Inc.	11,439	244,108
First Advantage Corp.†	11,914	250,432
Healthcare Services Group, Inc.†	25,167	553,422
Kelly Services, Inc., Class A	30,814	530,001
Korn Ferry	5,645	482,930
Perdoceo Education Corp.	31,476	1,046,262
PROG Holdings, Inc.	11,988	457,103
Stride, Inc.†	6,006	520,660
		5,993,581
Computers — 2.2%
DXC Technology Co.†	95,422	1,078,269
Everforth, Inc.†	19,978	647,687
Infleqtion, Inc.†	12,129	158,526
Insight Enterprises, Inc.†	6,938	1,089,405
Mitek Systems, Inc.†	8,228	151,889
NCR Voyix Corp.#†	14,578	122,164
OneSpan, Inc.	14,329	236,715
Rapid7, Inc.†	94,685	1,274,460
Unisys Corp.†	170,846	461,284
V2X, Inc.†	4,472	345,059
		5,565,458
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	138,791	395,554
Edgewell Personal Care Co.	23,800	683,536
Oddity Tech, Ltd., Class A†	9,759	140,530
		1,219,620
Distribution/Wholesale — 1.7%
Gold.com, Inc.	11,185	502,989
G-III Apparel Group, Ltd.	35,858	1,168,612
Resideo Technologies, Inc.†	26,058	504,483
Rush Enterprises, Inc., Class A	11,608	891,843
WESCO International, Inc.	3,459	1,177,444
		4,245,371
Diversified Financial Services — 3.2%
Atlanticus Holdings Corp.†	1,290	116,706
BGC Group, Inc., Class A	22,589	271,294
Bread Financial Holdings, Inc.	5,295	553,169
Enact Holdings, Inc.	8,423	405,988
Encore Capital Group, Inc.†	17,185	1,667,117
Enova International, Inc.†	3,888	881,487
Happen, Inc.†	23,291	409,456
Marex Group, Ltd.	7,864	569,983
PennyMac Financial Services, Inc.	4,052	296,242
Radian Group, Inc.	25,544	916,008

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
StepStone Group, Inc., Class A	6,718	$351,083
StoneX Group, Inc.†	1,545	105,802
Victory Capital Holdings, Inc., Class A	1,736	204,865
Virtus Investment Partners, Inc.	7,767	1,285,438
		8,034,638
Electric — 2.3%
Avista Corp.	2,298	85,394
Black Hills Corp.	13,378	958,935
Clearway Energy, Inc., Class C	12,957	411,385
IDACORP, Inc.	6,497	884,632
Northwestern Energy Group, Inc.	4,214	291,440
Otter Tail Corp.	12,043	1,089,530
Portland General Electric Co.	23,414	1,144,008
Unitil Corp.	16,486	882,660
		5,747,984
Electrical Components & Equipment — 0.5%
EnerSys	6,563	1,206,673
Electronics — 1.6%
ADI Global Distribution, Inc.†	13,029	284,944
Allient, Inc.	1,921	180,593
Atkore, Inc.	9,522	892,116
Atmus Filtration Technologies, Inc.	9,837	464,601
Bel Fuse, Inc., Class B#	1,429	356,214
Benchmark Electronics, Inc.	8,697	611,225
Kimball Electronics, Inc.†	9,393	221,863
Knowles Corp.†	5,409	184,880
Plexus Corp.†	1,542	369,263
Vishay Intertechnology, Inc.	18,981	577,592
		4,143,291
Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	15,856	229,119
REX American Resources Corp.†	7,695	316,111
T1 Energy, Inc.#†	32,352	143,966
		689,196
Engineering & Construction — 0.7%
Fluor Corp.†	10,909	594,650
MYR Group, Inc.†	1,424	414,982
Primoris Services Corp.	3,447	248,563
Tutor Perini Corp.#	6,619	585,914
		1,844,109
Entertainment — 0.8%
Cinemark Holdings, Inc.	2,818	100,349
Lionsgate Studios Corp.#†	29,019	328,785
Marriott Vacations Worldwide Corp.#	6,536	681,443
Penn Entertainment, Inc.†	44,635	745,851
Webtoon Entertainment, Inc.#†	19,250	202,895
		2,059,323
Food — 0.4%
Ingles Markets, Inc., Class A	2,866	234,439
United Natural Foods, Inc.†	17,229	755,664
Village Super Market, Inc., Class A	3,523	152,475
		1,142,578
Gas — 2.1%
New Jersey Resources Corp.	52,620	2,806,751
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southwest Gas Holdings, Inc.	22,718	$2,006,681
Spire, Inc.	4,585	375,236
		5,188,668
Health Care-Products — 2.6%
Alamar Biosciences, Inc.†	5,181	158,228
Alphatec Holdings, Inc.†	32,292	302,576
AngioDynamics, Inc.†	25,064	404,282
Anteris Technologies Global Corp.†	38,888	334,826
Beta Bionics, Inc.†	42,371	845,301
Inogen, Inc.†	43,353	232,806
LivaNova PLC†	11,493	917,256
Merit Medical Systems, Inc.†	11,984	1,086,469
Nautilus Biotechnology, Inc.†	123,727	120,312
Omnicell, Inc.†	23,507	826,506
OraSure Technologies, Inc.†	68,065	244,353
Orthofix Medical, Inc.†	18,373	172,523
Shoulder Innovations, Inc.#†	14,682	307,735
Tactile Systems Technology, Inc.†	10,477	240,762
Varex Imaging Corp.†	19,388	358,484
		6,552,419
Health Care-Services — 1.0%
Addus HomeCare Corp.†	7,120	816,450
Aveanna Healthcare Holdings, Inc.†	32,704	438,888
Fortrea Holdings, Inc.†	24,806	455,686
Fulgent Genetics, Inc.†	3,081	59,679
Pediatrix Medical Group, Inc. †	7,152	187,597
RadNet, Inc.†	3,286	249,145
Teladoc Health, Inc.#†	42,420	268,943
		2,476,388
Home Builders — 1.8%
Century Communities, Inc.	5,834	394,087
Champion Homes, Inc.†	8,738	780,041
Green Brick Partners, Inc.†	5,527	399,160
Hovnanian Enterprises, Inc., Class A†	4,601	571,122
KB Home	7,111	379,016
LCI Industries	2,970	298,871
M/I Homes, Inc.†	7,471	1,111,760
Meritage Homes Corp.	5,651	392,349
Winnebago Industries, Inc.	8,759	263,558
		4,589,964
Home Furnishings — 0.1%
Daktronics, Inc.†	14,711	287,306
Household Products/Wares — 0.2%
ACCO Brands Corp.	11,655	49,883
Helen of Troy, Ltd.†	4,768	143,517
Spectrum Brands Holdings, Inc.#	3,010	259,793
		453,193
Housewares — 0.3%
Central Garden & Pet Co., Class A†	20,308	755,661
Insurance — 3.8%
CNO Financial Group, Inc.	25,103	1,375,393
Essent Group, Ltd.	15,955	1,077,920
Hamilton Insurance Group, Ltd., Class B	17,824	626,692
Heritage Insurance Holdings, Inc.†	4,172	140,263
Jackson Financial, Inc., Class A	11,277	1,504,690
Mercury General Corp.	6,046	616,450
NMI Holdings, Inc.†	40,373	1,790,543
Pelagos Insurance Capital, Ltd.	20,466	499,575

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Safety Insurance Group, Inc.	2,345	$243,270
SiriusPoint, Ltd.†	6,690	161,831
Skyward Specialty Insurance Group, Inc.†	19,254	1,105,372
Stewart Information Services Corp.	4,945	339,474
Universal Insurance Holdings, Inc.	2,774	119,227
		9,600,700
Internet — 0.4%
fuboTV, Inc., Class A†	11,028	116,125
Magnite, Inc.†	22,658	532,236
RealReal, Inc.†	43,966	450,212
		1,098,573
Investment Companies — 1.1%
Bit Digital, Inc.†	132,569	189,574
Cleanspark, Inc.#†	15,347	178,332
Core Scientific, Inc.†	5,309	86,537
HA Sustainable Infrastructure Capital, Inc.#	22,978	908,780
Hut 8 Corp.†	6,546	514,777
MARA Holdings, Inc.#†	49,935	537,800
Riot Platforms, Inc.†	25,505	484,467
		2,900,267
Iron/Steel — 0.5%
Commercial Metals Co.	20,506	1,383,540
Leisure Time — 0.5%
Callaway Golf Co.†	48,987	769,586
Life Time Group Holdings, Inc.†	5,778	242,791
Patrick Industries, Inc.	2,353	192,287
		1,204,664
Lodging — 0.2%
Marcus Corp.	20,330	577,982
Machinery-Construction & Mining — 0.2%
Terex Corp.	7,818	496,521
Machinery-Diversified — 0.1%
Eastman Kodak Co.†	42,372	380,501
Media — 0.6%
John Wiley & Sons, Inc., Class A#	10,462	548,104
Sphere Entertainment Co.#†	7,590	1,034,517
		1,582,621
Metal Fabricate/Hardware — 0.1%
Hillman Solutions Corp.†	40,605	312,658
Mining — 1.0%
Arcosa, Inc.	6,238	906,381
Constellium SE†	10,627	280,872
Energy Fuels, Inc.†	6,371	93,972
SSR Mining, Inc.	31,481	1,184,001
		2,465,226
Miscellaneous Manufacturing — 0.7%
Avient Corp.	26,312	1,159,307
Materion Corp.	546	128,900
Myers Industries, Inc.	9,891	317,402
Park Aerospace Corp.	4,325	140,735
		1,746,344
Multi-National — 0.1%
Bladex, Inc.	4,150	223,768
Security Description	Shares or Principal Amount	Value

Oil & Gas — 4.8%
California Resources Corp.	9,021	$478,384
CNX Resources Corp.†	28,615	1,041,014
Crescent Energy Co., Class A	24,147	330,572
Gulfport Energy Corp.†	1,525	273,661
Helmerich & Payne, Inc.	14,119	615,306
Murphy Oil Corp.	33,900	1,234,638
Nabors Industries, Ltd.†	7,227	676,736
Noble Corp. PLC#	3,047	139,644
Northern Oil & Gas, Inc.	6,738	175,255
Par Pacific Holdings, Inc.†	4,307	344,215
Patterson-UTI Energy, Inc.	105,338	1,331,472
PBF Energy, Inc., Class A	19,221	1,402,941
Seadrill, Ltd.†	10,155	494,752
SM Energy Co.	50,998	1,896,106
Talos Energy, Inc.†	9,254	159,724
Transocean, Ltd.†	241,660	1,404,045
		11,998,465
Oil & Gas Services — 0.4%
Atlas Energy Solutions, Inc.#	26,844	351,656
DNOW, Inc.†	15,185	243,416
Liberty Energy, Inc.	7,952	156,734
Oceaneering International, Inc.†	5,494	284,369
		1,036,175
Packaging & Containers — 0.1%
O-I Glass, Inc.†	49,129	357,168
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.†	50,526	305,682
Amylyx Pharmaceuticals, Inc.†	9,867	333,011
Apnimed, Inc.†	18,578	487,673
Atrium Therapeutics, Inc.†	342	4,555
BellRing Brands, Inc.†	46,081	496,292
Blossomhill Therapeutics, Inc.†	19,632	359,266
Enanta Pharmaceuticals, Inc.†	10,164	135,486
Herbalife, Ltd.†	17,163	188,621
Inhibikase Therapeutics, Inc.#†	32,748	75,648
Nature's Sunshine Products, Inc.†	10,256	145,122
Neurogene, Inc.†	1,869	67,733
Spyre Therapeutics, Inc.†	5,959	532,318
Vanda Pharmaceuticals, Inc.†	28,134	151,924
Vaxcyte, Inc.†	16,218	985,081
		4,268,412
Pipelines — 0.2%
Kinetik Holdings, Inc.	2,768	151,769
NextDecade Corp.#†	63,276	477,101
		628,870
Real Estate — 0.9%
Compass, Inc., Class A†	92,976	981,827
Cushman & Wakefield, Ltd.†	38,362	517,503
Newmark Group, Inc., Class A	55,479	844,945
		2,344,275
REITS — 9.8%
Adamas Trust, Inc.	19,482	189,755
American Assets Trust, Inc.	13,954	313,407
American Healthcare REIT, Inc.	4,459	246,181
Apple Hospitality REIT, Inc.	12,183	194,319
BrightSpire Capital, Inc.	133,193	632,667
Broadstone Net Lease, Inc.	63,117	1,316,621
CareTrust REIT, Inc.	29,505	1,149,220

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Centerspace	2,201	$115,531
Chatham Lodging Trust	25,942	338,024
Community Healthcare Trust, Inc.	4,004	58,899
COPT Defense Properties	43,298	1,558,728
Curbline Properties Corp.	21,101	629,443
DiamondRock Hospitality Co.	11,981	147,486
Diversified Healthcare Trust	67,048	507,553
Dynex Capital, Inc.	18,240	235,114
Ellington Financial, Inc.#	61,006	816,260
Empire State Realty Trust, Inc., Class A#	30,943	140,172
Essential Properties Realty Trust, Inc.	69,300	2,079,000
Four Corners Property Trust, Inc.	19,197	477,621
Getty Realty Corp.	41,817	1,355,707
Hudson Pacific Properties, Inc.†	60,852	764,910
Independence Realty Trust, Inc.	31,140	503,845
InvenTrust Properties Corp.	29,243	944,841
Kite Realty Group Trust	34,303	885,017
Ladder Capital Corp.	179,920	1,763,216
LTC Properties, Inc.	1,200	48,384
LXP Industrial Trust	10,074	611,593
Macerich Co.	25,015	590,854
NETSTREIT Corp.#	25,790	525,084
Outfront Media, Inc.	2,060	60,523
PennyMac Mtg. Investment Trust#	11,860	110,535
Phillips Edison & Co., Inc.	23,233	897,955
Piedmont Office Realty Trust, Inc.†	19,670	188,242
Rayonier, Inc.#	18,773	384,847
RLJ Lodging Trust	20,617	227,612
Ryman Hospitality Properties, Inc.	3,173	402,210
Sabra Health Care REIT, Inc.	27,098	552,528
Service Properties Trust	31,406	244,967
SL Green Realty Corp.#	4,779	267,528
Summit Hotel Properties, Inc.	41,346	241,874
Sunstone Hotel Investors, Inc.	19,754	220,652
Terreno Realty Corp.	9,383	621,248
TPG RE Finance Trust, Inc.	59,642	461,033
UMH Properties, Inc.	5,605	92,202
Xenia Hotels & Resorts, Inc.	30,352	569,100
		24,682,508
Retail — 2.5%
Advance Auto Parts, Inc.#	3,757	158,470
American Eagle Outfitters, Inc.	28,049	466,455
Arko Corp.	33,820	154,219
Asbury Automotive Group, Inc.†	1,313	277,568
Biglari Holdings, Inc., Class B#†	520	202,010
BJ's Restaurants, Inc.†	1,427	90,743
Black Rock Coffee Bar, Inc., Class A†	15,332	146,421
Bloomin' Brands, Inc.	30,893	318,198
BlueLinx Holdings, Inc.†	5,629	448,237
Dine Brands Global, Inc.#	5,838	193,121
Group 1 Automotive, Inc.	817	220,214
Jack in the Box, Inc.#†	19,898	328,516
Kohl's Corp.	9,064	161,521
Movado Group, Inc.	7,139	240,798
National Vision Holdings, Inc.#†	10,317	176,214
Petco Health & Wellness Co., Inc.†	94,051	250,176
Signet Jewelers, Ltd.#	14,806	1,218,238
Sonic Automotive, Inc., Class A#	7,183	564,943
Sweetgreen, Inc., Class A†	21,894	152,382
Security Description	Shares or Principal Amount	Value

Retail (continued)
Victoria's Secret & Co.†	3,192	$272,629
Zumiez, Inc.†	9,420	168,618
		6,209,691
Savings & Loans — 2.0%
Beacon Financial Corp.	10,868	337,452
Axos Financial, Inc.†	8,604	832,781
Banc of California, Inc.	92,599	1,724,193
Capitol Federal Financial, Inc.	25,621	220,597
HomeTrust Bancshares, Inc.	2,370	110,063
OceanFirst Financial Corp.	37,130	699,529
Provident Financial Services, Inc.	15,892	371,873
Southern Missouri Bancorp, Inc.	2,024	148,946
WSFS Financial Corp.	7,482	579,481
		5,024,915
Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	5,175	127,616
Ambarella, Inc.†	2,122	147,224
Arteris, Inc.†	12,146	265,755
Cohu, Inc.†	6,228	287,111
Diodes, Inc.†	4,967	451,004
Kulicke & Soffa Industries, Inc.	1,872	149,872
Penguin Solutions, Inc.†	11,368	557,941
Photronics, Inc.†	4,739	133,356
Synaptics, Inc.†	4,002	387,073
Vishay Precision Group, Inc.†	847	52,353
Wolfspeed, Inc.#†	5,056	138,534
		2,697,839
Software — 3.6%
8x8, Inc.†	80,980	152,242
ACV Auctions, Inc., Class A†	61,279	430,791
Adeia, Inc.	9,735	245,614
BigBear.ai Holdings, Inc.#†	65,985	206,533
Box, Inc., Class A#†	22,031	788,269
Consensus Cloud Solutions, Inc.†	7,406	283,280
Digital Turbine, Inc.†	31,806	342,233
Donnelley Financial Solutions, Inc.†	6,358	307,092
DoubleVerify Holdings, Inc.†	50,559	677,491
Genius Sports, Ltd.†	87,565	649,732
GigaCloud Technology, Inc., Class A†	9,247	448,757
HeartFlow, Inc.†	10,570	532,622
IBEX Holdings, Ltd.†	3,804	146,302
McGraw Hill, Inc.†	68,997	905,931
PagerDuty, Inc.†	10,529	148,880
Porch Group, Inc.#†	41,572	706,308
Progress Software Corp.#†	19,193	888,060
PubMatic, Inc., Class A†	18,221	303,015
Sprout Social, Inc., Class A†	4,681	53,270
SPS Commerce, Inc.†	5,158	440,493
Waystar Holding Corp.†	14,035	367,436
		9,024,351
Telecommunications — 1.7%
Keel Infrastructure Corp.#†	221,268	696,994
Liberty Capital Corp., Class C†	6,094	158,627
Lumen Technologies, Inc.†	164,178	1,026,112
NETGEAR, Inc.†	20,149	426,353
Spok Holdings, Inc.	7,024	73,822
Telephone & Data Systems, Inc.	16,723	563,231

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Viasat, Inc.†	16,691	$1,122,803
Vistance Networks, Inc.	17,502	110,438
		4,178,380
Transportation — 3.0%
ArcBest Corp.	4,327	596,996
Costamare Bulkers Holdings, Ltd.†	2,476	50,684
Costamare, Inc.	46,159	705,309
International Seaways, Inc.	2,904	286,451
Matson, Inc.	3,716	835,394
Radiant Logistics, Inc.†	24,452	208,820
RXO, Inc.#†	8,063	171,339
Safe Bulkers, Inc.	64,270	554,650
Scorpio Tankers, Inc.	16,032	1,264,283
Teekay Corp., Ltd.	40,404	531,717
Teekay Tankers, Ltd., Class A	21,264	1,906,105
World Kinect Corp.	12,333	440,905
		7,552,653
Trucking & Leasing — 0.2%
GATX Corp.	2,289	400,415
Water — 0.7%
American States Water Co.	8,195	731,732
Consolidated Water Co., Ltd.	32,774	975,682
		1,707,414
Total Long-Term Investment Securities (cost $214,055,288)		246,085,293
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2) (cost $1,428,988)	1,428,988	1,428,988
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $5,100,137 and collateralized by $5,222,700 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $5,202,079 (cost $5,099,987)	$5,099,987	$5,099,987
TOTAL INVESTMENTS (cost $220,584,263)	100.2%	252,614,268
Other assets less liabilities	(0.2)	(614,310)
NET ASSETS	100.0%	$251,999,958

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $11,012,368.
This was secured by collateral of $1,428,988, which was received in cash and subsequently invested in short-term investments currently valued at $1,428,988 as reported in the Portfolio of Investments. Additional collateral of $9,928,849 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$24,589
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	220,866
United States Treasury Notes/Bonds	0.00% to 5.13%	10/15/2026 to 08/15/2056	9,683,394
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
40	Long	E-Mini Russell 2000 Index	September 2026	$6,054,076	$5,917,400	$(136,676)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$246,085,293	$—	$—	$246,085,293
Short-Term Investments	1,428,988	—	—	1,428,988
Repurchase Agreements	—	5,099,987	—	5,099,987
Total Investments at Value	$247,514,281	$5,099,987	$—	$252,614,268
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$136,676	$—	$—	$136,676

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.0%
Omnicom Group, Inc.#	30,658	$2,683,495
Trade Desk, Inc., Class A†	40,347	553,561
		3,237,056
Aerospace/Defense — 2.0%
Boeing Co.†	83,401	17,329,060
General Dynamics Corp.	27,042	10,042,047
General Electric Co.	109,916	36,899,900
Honeywell Aerospace, Inc.†	33,233	5,254,470
Howmet Aerospace, Inc.	41,949	10,275,408
L3Harris Technologies, Inc.	19,882	5,293,582
Lockheed Martin Corp.	21,435	12,029,965
Northrop Grumman Corp.	14,004	7,557,959
RTX Corp.	141,750	29,445,727
TransDigm Group, Inc.†	5,961	6,984,742
		141,112,860
Agriculture — 0.7%
Altria Group, Inc.	176,774	12,105,484
Archer-Daniels-Midland Co.	52,032	4,229,681
Bunge Global SA	15,024	1,745,939
Philip Morris International, Inc.	164,431	30,797,926
		48,879,030
Airlines — 0.2%
Delta Air Lines, Inc.	69,716	5,437,848
Southwest Airlines Co.	51,730	1,993,157
United Airlines Holdings, Inc.†	34,269	3,700,709
		11,131,714
Apparel — 0.1%
Deckers Outdoor Corp.†	15,931	1,387,271
NIKE, Inc., Class B	128,115	5,004,172
Ralph Lauren Corp.	3,954	1,371,643
Tapestry, Inc.	21,401	2,640,669
		10,403,755
Auto Manufacturers — 2.0%
Cummins, Inc.	14,714	8,304,582
Ford Motor Co.	417,888	5,825,359
General Motors Co.	95,063	8,205,838
PACCAR, Inc.	56,086	6,961,955
Tesla, Inc.†	297,020	109,288,509
		138,586,243
Auto Parts & Equipment — 0.0%
Aptiv PLC†	24,335	1,089,235
Banks — 4.6%
Bank of America Corp.	688,188	42,626,365
Bank of New York Mellon Corp.	72,671	11,720,379
Citigroup, Inc.	180,350	23,737,667
Citizens Financial Group, Inc.	44,892	3,091,712
Fifth Third Bancorp	95,726	5,147,187
Goldman Sachs Group, Inc.	31,123	31,929,086
Huntington Bancshares, Inc.	216,317	3,609,249
JPMorgan Chase & Co.	282,694	100,644,718
KeyCorp	97,078	2,097,856
M&T Bank Corp.	15,357	3,592,616
Morgan Stanley	126,880	27,066,042
Northern Trust Corp.	19,541	3,626,028
PNC Financial Services Group, Inc.	42,214	10,115,741
Regions Financial Corp.	86,801	2,593,614
State Street Corp.	29,383	5,623,318
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	130,840	$6,487,047
US Bancorp	163,337	10,058,292
Wells Fargo & Co.	321,960	27,814,124
		321,581,041
Beverages — 1.0%
Brown-Forman Corp., Class B	16,475	437,741
Coca-Cola Co.	407,588	36,140,828
Constellation Brands, Inc., Class A	13,972	1,825,022
Keurig Dr Pepper, Inc.	141,293	4,501,595
Molson Coors Beverage Co., Class B#	17,872	710,591
Monster Beverage Corp.†	152,698	7,011,892
PepsiCo, Inc.	144,361	20,259,623
		70,887,292
Biotechnology — 1.2%
Amgen, Inc.	56,883	24,452,864
Biogen, Inc.†	15,179	3,288,530
Corteva, Inc.	71,791	6,075,672
Gilead Sciences, Inc.	130,607	19,113,028
Incyte Corp.†	18,434	2,271,438
Moderna, Inc.#†	35,863	5,033,014
Regeneron Pharmaceuticals, Inc.	10,455	8,354,381
Vertex Pharmaceuticals, Inc.†	26,949	14,674,270
		83,263,197
Building Materials — 0.6%
Builders FirstSource, Inc.†	10,534	699,458
Carrier Global Corp.	83,430	4,857,295
CRH PLC	69,439	6,547,403
Johnson Controls International PLC	64,462	8,911,227
Lennox International, Inc.	3,393	1,298,298
Martin Marietta Materials, Inc.	6,522	3,382,961
Masco Corp.	20,999	1,515,288
Trane Technologies PLC	23,163	10,293,637
Vulcan Materials Co.	13,418	3,617,224
		41,122,791
Chemicals — 0.9%
Air Products & Chemicals, Inc.	23,693	7,332,036
Albemarle Corp.	13,071	1,764,193
CF Industries Holdings, Inc.	15,786	2,052,654
Dow, Inc.	75,101	2,292,082
Ecolab, Inc.	26,818	7,594,858
International Flavors & Fragrances, Inc.	27,355	2,361,557
Linde PLC	48,899	23,939,972
LyondellBasell Industries NV, Class A	27,454	1,786,706
Mosaic Co.	35,067	845,816
PPG Industries, Inc.	22,758	2,552,765
Qnity Electronics, Inc.	22,693	2,710,225
Sherwin-Williams Co.	23,973	8,122,292
		63,355,156
Commercial Services — 1.1%
Automatic Data Processing, Inc.	41,908	11,992,393
Block, Inc.†	57,005	4,675,550
Cintas Corp.	35,800	7,224,082
Corpay, Inc.†	7,031	2,842,633
Equifax, Inc.	12,324	2,331,208
Global Payments, Inc.	23,850	2,171,543
Moody's Corp.	15,716	7,930,922
PayPal Holdings, Inc.	93,042	4,900,057
Quanta Services, Inc.	15,997	9,711,619
Rollins, Inc.	32,897	1,186,595

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	31,922	$13,912,884
United Rentals, Inc.	6,697	6,951,486
Verisk Analytics, Inc.	13,481	2,612,348
		78,443,320
Computers — 9.5%
Accenture PLC, Class A	64,895	12,314,475
Apple, Inc.	1,549,546	490,973,650
Cognizant Technology Solutions Corp., Class A	49,369	3,188,250
Crowdstrike Holdings, Inc., Class A†	107,448	24,820,488
Dell Technologies, Inc., Class C	30,611	13,958,922
Fortinet, Inc.†	66,443	11,357,102
Gartner, Inc.†	6,321	1,252,253
Hewlett Packard Enterprise Co.	139,451	7,284,920
HP, Inc.	96,475	2,896,180
International Business Machines Corp.	98,977	23,147,751
Leidos Holdings, Inc.	12,805	1,795,389
Lumentum Holdings, Inc.†	8,115	7,423,278
NetApp, Inc.	21,093	3,908,322
Sandisk Corp.†	15,616	24,465,587
Seagate Technology Holdings PLC	23,621	19,567,164
Super Micro Computer, Inc.†	57,338	2,137,561
Western Digital Corp.	36,276	16,344,152
		666,835,444
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	85,236	7,655,898
Estee Lauder Cos., Inc., Class A	25,742	2,633,407
Kenvue, Inc.	204,757	3,865,812
Procter & Gamble Co.	246,104	35,714,612
		49,869,729
Distribution/Wholesale — 0.2%
Copart, Inc.†	93,163	3,073,448
Fastenal Co.	120,619	5,947,723
WW Grainger, Inc.	4,621	6,051,153
		15,072,324
Diversified Financial Services — 3.6%
American Express Co.	55,901	18,456,833
Ameriprise Financial, Inc.	9,506	5,257,864
Apollo Global Management, Inc.	48,684	6,649,261
Ares Management Corp., Class A	21,610	3,093,904
Blackrock, Inc.	15,304	17,685,455
Broadridge Financial Solutions, Inc.	11,921	2,174,152
Capital One Financial Corp.	66,047	14,167,742
Cboe Global Markets, Inc.	11,292	3,389,858
Charles Schwab Corp.	171,933	18,881,682
CME Group, Inc.	38,111	10,880,691
Coinbase Global, Inc., Class A†	23,537	4,427,780
Franklin Templeton, Inc.#	31,332	1,069,988
Interactive Brokers Group, Inc., Class A	47,401	4,611,643
Intercontinental Exchange, Inc.	59,850	9,617,895
Invesco, Inc.	48,744	1,597,828
Mastercard, Inc., Class A	85,127	50,166,192
Nasdaq, Inc.	46,891	4,623,922
Raymond James Financial, Inc.	18,800	3,349,596
Synchrony Financial	36,648	2,824,828
T. Rowe Price Group, Inc.#	22,877	2,545,753
Visa, Inc., Class A	175,103	66,428,825
		251,901,692
Security Description	Shares or Principal Amount	Value

Electric — 1.9%
AES Corp.	76,979	$1,134,670
Alliant Energy Corp.	27,250	1,852,455
Ameren Corp.	28,996	3,073,866
American Electric Power Co., Inc.	57,709	7,065,313
CenterPoint Energy, Inc.	68,693	2,720,243
CMS Energy Corp.	33,129	2,254,760
Consolidated Edison, Inc.	39,725	4,251,369
Constellation Energy Corp.	33,722	9,265,794
Dominion Energy, Inc.	91,054	6,010,475
DTE Energy Co.	22,289	3,023,057
Duke Energy Corp.	82,097	9,844,251
Edison International	40,115	2,165,408
Entergy Corp.	49,058	5,215,356
Evergy, Inc.	24,376	1,974,944
Eversource Energy	38,658	2,711,472
Exelon Corp.	106,157	4,641,184
FirstEnergy Corp.	57,082	2,617,780
NextEra Energy, Inc.	219,759	18,094,956
NRG Energy, Inc.	22,012	2,423,961
PG&E Corp.	229,693	3,048,026
Pinnacle West Capital Corp.	12,428	1,213,470
PPL Corp.	78,233	2,670,092
Public Service Enterprise Group, Inc.	51,711	3,791,968
Sempra	70,054	5,723,412
Southern Co.	118,718	10,447,184
Vistra Corp.	33,678	4,626,347
WEC Energy Group, Inc.	35,229	3,740,263
Xcel Energy, Inc.	63,368	4,796,324
		130,398,400
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	23,886	5,617,271
Eaton Corp. PLC	40,770	16,384,648
Generac Holdings, Inc.†	6,691	1,240,377
		23,242,296
Electronics — 1.1%
Allegion PLC	8,512	1,321,488
Amphenol Corp., Class A	130,094	20,626,404
Coherent Corp.†	20,267	5,630,780
Emerson Electric Co.	58,590	8,931,459
Flex, Ltd.†	39,551	4,320,947
Fortive Corp.	30,446	1,791,443
Garmin, Ltd.	17,210	4,889,533
Honeywell International, Inc.	33,381	7,127,845
Hubbell, Inc.	5,578	2,526,834
Jabil, Inc.	11,146	3,402,428
Keysight Technologies, Inc.†	17,781	5,737,929
Mettler-Toledo International, Inc.†	2,087	2,932,527
TE Connectivity PLC	30,842	6,330,320
Trimble, Inc.†	23,103	1,384,794
		76,954,731
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	11,221	2,265,520
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	3,747	5,791,438
EMCOR Group, Inc.	4,762	3,497,880
Jacobs Solutions, Inc.	13,047	1,944,655
		11,233,973

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	16,375	$2,945,699
TKO Group Holdings, Inc.#	6,541	1,194,452
		4,140,151
Environmental Control — 0.2%
Pentair PLC	17,590	1,063,491
Republic Services, Inc.	20,967	4,632,030
Veralto Corp.	25,474	2,510,972
Waste Management, Inc.	38,592	8,448,561
		16,655,054
Food — 0.4%
General Mills, Inc.	53,538	2,205,766
Hershey Co.	15,676	2,762,268
Hormel Foods Corp.	28,902	631,509
J.M. Smucker Co.	11,940	1,566,050
Kraft Heinz Co.	87,877	2,255,803
Kroger Co.	60,259	3,467,303
McCormick & Co., Inc.	26,964	1,461,988
Mondelez International, Inc., Class A	134,318	8,337,118
Sysco Corp.	49,549	4,017,433
Tyson Foods, Inc., Class A	30,159	1,662,967
		28,368,205
Forest Products & Paper — 0.0%
International Paper Co.	53,442	2,027,055
Gas — 0.1%
Atmos Energy Corp.	18,093	3,005,790
NiSource, Inc.	51,263	2,097,682
		5,103,472
Hand/Machine Tools — 0.1%
Snap-on, Inc.	5,594	2,161,018
Stanley Black & Decker, Inc.#	15,276	1,472,148
		3,633,166
Health Care-Products — 2.1%
Abbott Laboratories	182,941	20,189,369
Agilent Technologies, Inc.	30,414	4,670,374
Align Technology, Inc.†	6,729	1,075,227
Baxter International, Inc.#	57,800	1,502,800
Bio-Techne Corp.	16,922	1,223,630
Boston Scientific Corp.†	156,180	7,543,494
Cooper Cos., Inc.†	20,043	1,404,814
Danaher Corp.	66,219	14,141,730
Edwards Lifesciences Corp.†	61,096	5,544,462
GE HealthCare Technologies, Inc.	47,884	3,410,777
IDEXX Laboratories, Inc.†	8,367	4,657,825
Insulet Corp.†	7,781	1,156,724
Intuitive Surgical, Inc.†	37,448	14,112,653
Medtronic PLC	136,462	12,370,280
ResMed, Inc.	15,632	3,753,243
Revvity, Inc.#	11,515	1,481,635
Solventum Corp.†	15,518	1,413,069
STERIS PLC	10,103	2,350,362
Stryker Corp.	36,741	11,896,736
Thermo Fisher Scientific, Inc.	39,221	24,203,279
Waters Corp.†	10,254	4,251,616
West Pharmaceutical Services, Inc.	7,753	2,644,626
Zimmer Biomet Holdings, Inc.	19,333	1,934,073
		146,932,798
Security Description	Shares or Principal Amount	Value

Health Care-Services — 1.2%
Centene Corp.†	50,260	$3,233,728
Charles River Laboratories International, Inc.†	5,328	1,535,743
Cigna Group	27,584	7,615,391
DaVita, Inc.†	3,053	537,359
Elevance Health, Inc.	22,822	8,958,548
HCA Healthcare, Inc.	16,323	6,765,067
Humana, Inc.	12,726	4,876,985
IQVIA Holdings, Inc.†	17,253	4,506,311
Labcorp Holdings, Inc.	8,528	2,836,924
Quest Diagnostics, Inc.	12,117	2,911,715
UnitedHealth Group, Inc.	96,016	37,389,591
Universal Health Services, Inc., Class B	5,083	865,787
		82,033,149
Home Builders — 0.1%
D.R. Horton, Inc.	28,405	4,106,227
Lennar Corp., Class A	23,617	1,986,426
NVR, Inc.†	280	1,768,264
PulteGroup, Inc.	19,292	2,436,966
		10,297,883
Household Products/Wares — 0.1%
Avery Dennison Corp.	8,171	1,422,653
Church & Dwight Co., Inc.	25,430	2,537,405
Clorox Co.#	12,089	1,180,853
Kimberly-Clark Corp.#	35,685	3,852,196
		8,993,107
Insurance — 3.0%
Aflac, Inc.	49,276	5,708,625
Allstate Corp.	27,327	7,044,901
American International Group, Inc.	55,289	4,221,868
Aon PLC, Class A	22,773	7,321,975
Arch Capital Group, Ltd.†	37,663	3,693,610
Arthur J. Gallagher & Co.	26,748	7,011,988
Assurant, Inc.	5,580	1,572,779
Berkshire Hathaway, Inc., Class B†	193,420	97,489,482
Brown & Brown, Inc.	31,749	2,291,325
Chubb, Ltd.	37,961	12,853,595
Cincinnati Financial Corp.	16,418	2,789,418
Erie Indemnity Co., Class A#	2,273	580,888
Everest Group, Ltd.	4,356	1,631,975
Globe Life, Inc.	8,049	1,389,821
Hartford Insurance Group, Inc.	29,284	4,023,036
Loews Corp.	16,833	1,822,845
Marsh & McLennan Cos., Inc.	51,260	9,729,148
MetLife, Inc.	57,119	5,436,015
Principal Financial Group, Inc.	20,440	2,251,670
Progressive Corp.	61,948	13,509,620
Prudential Financial, Inc.	36,511	4,293,694
Travelers Cos., Inc.	22,645	8,286,485
W.R. Berkley Corp.	30,414	2,054,770
Willis Towers Watson PLC	10,163	3,440,684
		210,450,217
Internet — 13.4%
Airbnb, Inc., Class A†	43,717	8,009,829
Alphabet, Inc., Class A	618,629	209,931,751
Alphabet, Inc., Class C	498,645	167,250,519
Amazon.com, Inc.†	1,032,756	268,279,026
AppLovin Corp., Class A†	28,729	8,965,172
Booking Holdings, Inc.	82,214	16,367,985
CDW Corp.	13,146	1,992,671
DoorDash, Inc., Class A†	40,193	9,314,326

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	45,892	$4,752,575
Expedia Group, Inc.	12,236	3,880,280
F5, Inc.†	6,125	2,493,671
Gen Digital, Inc.#	55,722	1,727,382
GoDaddy, Inc., Class A†	13,173	1,289,373
Meta Platforms, Inc., Class A	231,687	132,603,738
Netflix, Inc.†	443,932	35,980,689
Palo Alto Networks, Inc.†	85,314	32,601,039
Reddit, Inc., Class A†	13,829	2,044,064
Robinhood Markets, Inc., Class A†	82,511	8,647,978
Uber Technologies, Inc.†	216,101	16,348,041
VeriSign, Inc.	9,003	2,595,385
		935,075,494
Iron/Steel — 0.1%
Nucor Corp.	23,954	5,979,877
Steel Dynamics, Inc.	14,684	3,415,792
		9,395,669
Leisure Time — 0.2%
Carnival Corp., Ltd.	135,420	3,235,184
Norwegian Cruise Line Holdings, Ltd.#†	43,303	698,910
Royal Caribbean Cruises, Ltd.	26,609	7,150,903
		11,084,997
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	23,705	7,497,418
Las Vegas Sands Corp.	33,446	1,465,269
Marriott International, Inc., Class A	23,299	7,962,666
MGM Resorts International†	18,723	774,383
Wynn Resorts, Ltd.#	9,781	892,810
		18,592,546
Machinery-Construction & Mining — 1.1%
Caterpillar, Inc.	48,593	38,751,460
GE Vernova, Inc.	28,439	25,553,295
Vertiv Holdings Co., Class A	40,398	10,451,770
		74,756,525
Machinery-Diversified — 0.6%
Deere & Co.	26,508	17,360,354
Dover Corp.	14,671	2,849,549
IDEX Corp.	7,645	1,747,953
Ingersoll Rand, Inc.	37,525	2,891,301
Nordson Corp.	5,371	1,727,958
Otis Worldwide Corp.	41,779	2,971,740
Rockwell Automation, Inc.	11,940	5,067,694
Westinghouse Air Brake Technologies Corp.	17,630	5,040,946
Xylem, Inc.	25,193	2,774,001
		42,431,496
Media — 0.7%
Charter Communications, Inc., Class A#†	12,636	1,926,232
Comcast Corp., Class A	372,963	9,928,275
EchoStar Corp., Class A#†	14,951	1,292,364
FactSet Research Systems, Inc.#	3,775	1,183,651
Fox Corp., Class A#	21,279	1,433,141
Fox Corp., Class B	12,898	776,718
News Corp., Class A	35,227	1,081,821
News Corp., Class B#	14,424	496,330
Paramount Skydance Corp., Class B	37,803	412,431
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.	182,688	$19,648,094
Warner Bros. Discovery, Inc.†	260,718	7,438,284
		45,617,341
Mining — 0.4%
Freeport-McMoRan, Inc.	150,565	11,403,793
Newmont Corp.	112,646	14,200,155
		25,603,948
Miscellaneous Manufacturing — 0.6%
3M Co.	54,627	9,386,557
A.O. Smith Corp.#	12,515	740,012
Axon Enterprise, Inc.†	8,431	4,776,667
DuPont de Nemours, Inc.	14,725	1,981,838
Illinois Tool Works, Inc.	27,903	7,683,649
Parker-Hannifin Corp.	13,283	13,009,901
Teledyne Technologies, Inc.†	4,926	3,019,392
Textron, Inc.	19,019	1,532,171
		42,130,187
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	5,120	1,810,176
Oil & Gas — 2.8%
APA Corp.	38,868	1,677,154
Chevron Corp.	197,511	40,714,917
ConocoPhillips	128,022	16,961,635
Devon Energy Corp.	123,284	5,980,507
Diamondback Energy, Inc.	20,398	4,089,391
EOG Resources, Inc.	55,748	8,081,230
EQT Corp.	66,501	3,603,024
Expand Energy Corp.	24,498	2,404,724
ExxonMobil Holdings Corp.	437,300	70,383,435
Marathon Petroleum Corp.	30,547	11,403,806
Occidental Petroleum Corp.	77,590	4,669,366
Phillips 66	42,262	10,420,964
Texas Pacific Land Corp.#	6,200	2,320,908
Valero Energy Corp.	31,652	11,360,536
		194,071,597
Oil & Gas Services — 0.3%
Baker Hughes Co.	105,991	6,735,728
Halliburton Co.	90,176	3,322,986
SLB, Ltd.	157,349	9,456,675
		19,515,389
Packaging & Containers — 0.1%
Amcor PLC	50,209	2,304,091
Ball Corp.	27,188	1,712,028
Packaging Corp. of America	9,434	2,206,990
Smurfit WestRock PLC	54,646	2,562,898
		8,786,007
Pharmaceuticals — 4.8%
AbbVie, Inc.	186,827	47,906,179
Becton Dickinson & Co.	28,951	5,445,973
Bristol-Myers Squibb Co.	214,615	14,338,428
Cardinal Health, Inc.	24,360	5,715,343
Cencora, Inc.	20,827	6,739,617
CVS Health Corp.	133,838	12,568,727
Dexcom, Inc.†	39,730	3,617,814
Eli Lilly & Co.	83,459	96,539,529
Henry Schein, Inc.†	9,678	869,084
Johnson & Johnson	253,966	67,516,861
McKesson Corp.	12,674	11,220,546

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	260,571	$38,501,971
Pfizer, Inc.	601,564	17,120,512
Viatris, Inc.	121,710	2,009,432
Zoetis, Inc.	44,264	3,412,754
		333,522,770
Pipelines — 0.4%
Kinder Morgan, Inc.	207,614	6,693,475
ONEOK, Inc.	67,210	6,452,832
Targa Resources Corp.	22,748	6,679,950
Williams Cos., Inc.	127,831	9,593,717
		29,419,974
Private Equity — 0.3%
Blackstone, Inc.	77,939	11,163,982
KKR & Co., Inc.	72,618	7,967,647
		19,131,629
Real Estate — 0.1%
CBRE Group, Inc., Class A†	31,161	4,543,585
CoStar Group, Inc.†	40,426	1,296,462
		5,840,047
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	17,446	894,805
American Tower Corp.	48,822	8,578,025
BXP, Inc.	15,993	1,087,364
Camden Property Trust	10,134	1,072,177
Crown Castle, Inc.	47,439	3,612,005
Digital Realty Trust, Inc.	36,914	6,850,869
Equinix, Inc.	10,346	10,829,365
Essex Property Trust, Inc.	6,849	1,937,993
Extra Space Storage, Inc.	21,816	3,078,238
Federal Realty Investment Trust	7,934	920,582
Healthpeak Properties, Inc.	69,154	1,439,786
Host Hotels & Resorts, Inc.	67,286	1,475,582
Invitation Homes, Inc.	60,220	1,754,811
Iron Mountain, Inc.	30,606	3,530,402
Kimco Realty Corp.	69,737	1,653,464
Mid-America Apartment Communities, Inc.	12,134	1,563,466
Prologis, Inc.	98,746	13,816,540
Public Storage	16,714	5,131,031
Realty Income Corp.	99,185	6,078,057
Regency Centers Corp.	18,340	1,371,282
SBA Communications Corp.	10,974	2,081,329
Simon Property Group, Inc.	34,283	7,278,967
UDR, Inc.	33,827	1,249,908
Ventas, Inc.	50,813	4,632,621
VICI Properties, Inc.	117,054	3,002,435
Vivmark Residential	76,982	5,014,608
Welltower, Inc.	74,337	17,561,373
Weyerhaeuser Co.	77,689	1,815,592
		119,312,677
Retail — 3.7%
AutoZone, Inc.†	1,711	5,118,012
Best Buy Co., Inc.	19,797	1,586,730
Carvana Co.†	76,289	5,604,190
Casey's General Stores, Inc.	3,921	2,949,415
Chipotle Mexican Grill, Inc.†	134,293	5,107,163
Costco Wholesale Corp.	46,912	44,279,768
Darden Restaurants, Inc.	12,049	2,581,619
Dollar General Corp.	22,943	2,908,025
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar Tree, Inc.†	18,633	$2,358,751
Domino's Pizza, Inc.	2,991	1,023,101
Ferguson Enterprises, Inc.	20,617	4,628,723
Genuine Parts Co.	14,962	2,029,894
Home Depot, Inc.	104,885	34,384,450
Lowe's Cos., Inc.	59,486	12,176,784
Lululemon Athletica, Inc.†	11,895	1,430,493
McDonald's Corp.	75,255	19,832,703
O'Reilly Automotive, Inc.†	88,281	7,839,353
Ross Stores, Inc.	34,203	7,816,754
Starbucks Corp.	119,446	12,691,137
Target Corp.	47,456	7,634,721
TJX Cos., Inc.	117,053	15,674,567
Tractor Supply Co.	52,349	1,826,980
Ulta Beauty, Inc.†	4,779	2,566,801
Walmart, Inc.	462,322	48,483,708
Williams-Sonoma, Inc.	12,615	2,879,374
Yum! Brands, Inc.	29,050	4,453,655
		259,866,871
Semiconductors — 17.2%
Advanced Micro Devices, Inc.†	172,032	80,978,903
Analog Devices, Inc.	51,542	18,665,420
Applied Materials, Inc.	83,894	38,456,171
Broadcom, Inc.	499,517	184,991,126
Intel Corp.†	520,306	46,572,590
KLA Corp.	137,424	24,111,041
Lam Research Corp.	131,938	39,777,987
Marvell Technology, Inc.	92,287	19,533,466
Microchip Technology, Inc.	57,734	4,240,562
Micron Technology, Inc.	118,978	114,067,778
Monolithic Power Systems, Inc.	5,160	6,541,693
NVIDIA Corp.	2,555,314	564,162,225
NXP Semiconductors NV	26,435	5,938,358
ON Semiconductor Corp.†	40,953	3,034,208
QUALCOMM, Inc.	110,912	18,908,278
Skyworks Solutions, Inc.	14,964	1,002,738
Teradyne, Inc.	16,784	5,871,547
Texas Instruments, Inc.	96,376	25,145,462
		1,201,999,553
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,327	1,260,022
Software — 8.6%
Adobe, Inc.†	42,660	12,490,421
Akamai Technologies, Inc.#†	15,155	1,646,136
Autodesk, Inc.†	22,036	5,696,967
Cadence Design Systems, Inc.†	29,348	9,942,515
Datadog, Inc., Class A†	34,998	8,295,926
Fair Isaac Corp.†	2,484	2,849,670
Fidelity National Information Services, Inc.	52,298	2,132,190
Fiserv, Inc.†	57,567	3,068,897
Intuit, Inc.	29,279	10,519,945
Jack Henry & Associates, Inc.	6,875	1,154,381
Microsoft Corp.	783,715	397,570,782
MSCI, Inc.	7,506	4,283,224
Oracle Corp.	179,794	26,810,881
Palantir Technologies, Inc., Class A†	241,992	45,102,469
Paychex, Inc.	34,891	4,443,020
PTC, Inc.†	11,548	1,798,486
Roper Technologies, Inc.	10,856	4,609,892
Salesforce, Inc.	86,750	22,341,595
ServiceNow, Inc.†	108,466	16,051,883

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.†	20,283	$8,916,204
Take-Two Interactive Software, Inc.†	18,502	4,064,889
Tyler Technologies, Inc.#†	4,139	1,540,619
Veeva Systems, Inc., Class A†	15,636	4,467,049
Workday, Inc., Class A†	21,081	4,162,443
		603,960,484
Telecommunications — 2.1%
Arista Networks, Inc.†	108,996	21,329,427
AT&T, Inc.	736,959	19,079,869
Ciena Corp.†	14,993	5,739,321
Cisco Systems, Inc.	416,072	45,971,795
Corning, Inc.	82,411	12,256,988
Motorola Solutions, Inc.	17,481	8,483,529
T-Mobile US, Inc.	48,886	8,820,990
Verizon Communications, Inc.	440,047	22,011,151
		143,693,070
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	14,399	1,354,946
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	12,508	1,871,947
CSX Corp.	197,972	9,999,566
Expeditors International of Washington, Inc.	13,664	2,591,378
FedEx Corp.	23,322	7,635,623
Fedex Freight Holding Co., Inc.†	11,973	1,601,269
JB Hunt Transport Services, Inc.	7,865	2,087,922
Norfolk Southern Corp.	23,665	8,112,125
Old Dominion Freight Line, Inc.	19,440	3,887,222
Union Pacific Corp.	62,290	18,728,734
United Parcel Service, Inc., Class B	79,676	8,304,630
		64,820,416
Water — 0.0%
American Water Works Co., Inc.	20,549	2,840,488
Total Common Stocks (cost $1,918,350,063)		6,975,395,375
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,740)	5	3,854
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(1) (cost $259)	25,934	$259
Total Long-Term Investment Securities (cost $1,918,353,062)		6,975,399,488
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2)	20,443,871	20,443,871
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(2)(3)	1,120,404	1,120,404
Total Short-Term Investments (cost $21,564,275)		21,564,275
TOTAL INVESTMENTS (cost $1,939,917,337)	100.0%	6,996,963,763
Other assets less liabilities	(0.0)	(1,224,359)
NET ASSETS	100.0%	$6,995,739,404

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2026.
(3)
At August 31, 2026, the Fund had loaned securities with a total value of $30,873,365.
This was secured by collateral of $1,120,404, which was received in cash and subsequently invested in short-term investments currently valued at $1,120,404 as reported in the Portfolio of Investments. Additional collateral of $30,617,378 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$9,644
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	85,993
United States Treasury Notes/Bonds	0.00% to 5.25%	09/30/2026 to 08/15/2056	30,521,741

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
69	Long	S&P 500 E-Mini Index	September 2026	$26,481,581	$26,561,550	$79,969

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,975,395,375	$—	$—	$6,975,395,375
Unaffiliated Investment Companies	3,854	—	—	3,854
Rights	—	—	259	259
Short-Term Investments	21,564,275	—	—	21,564,275
Total Investments at Value	$6,996,963,504	$—	$259	$6,996,963,763
Other Financial Instruments:†
Futures Contracts	$79,969	$—	$—	$79,969

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Agriculture — 0.5%
Altria Group, Inc.	24,179	$1,655,778
Archer-Daniels-Midland Co.	927	75,356
Philip Morris International, Inc.	10,117	1,894,914
		3,626,048
Airlines — 0.1%
United Airlines Holdings, Inc.†	6,611	713,922
Apparel — 1.3%
Columbia Sportswear Co.	14,268	818,983
Crocs, Inc.†	14,704	1,770,068
Deckers Outdoor Corp.†	7,074	616,004
PVH Corp.	20,578	1,526,064
Ralph Lauren Corp.	3,949	1,369,908
Tapestry, Inc.	18,003	2,221,390
VF Corp.	48,013	645,295
		8,967,712
Auto Manufacturers — 0.9%
Cummins, Inc.	790	445,876
Tesla, Inc.†	14,648	5,389,732
		5,835,608
Auto Parts & Equipment — 0.3%
BorgWarner, Inc.	30,027	1,926,532
Gentex Corp.	12,241	273,831
		2,200,363
Banks — 4.9%
Bank of America Corp.	55,596	3,443,616
Bank of New York Mellon Corp.	20,487	3,304,143
Citigroup, Inc.	15,599	2,053,140
East West Bancorp, Inc.	6,328	802,770
First Horizon Corp.	4,197	102,071
JPMorgan Chase & Co.	29,401	10,467,344
KeyCorp	3,164	68,374
Morgan Stanley	16,005	3,414,187
Northern Trust Corp.	9,890	1,835,189
PNC Financial Services Group, Inc.	1,378	330,210
Popular, Inc.	8,695	1,462,412
Regions Financial Corp.	4,584	136,970
State Street Corp.	13,370	2,558,751
US Bancorp	12,538	772,090
Wells Fargo & Co.	23,685	2,046,147
Zions Bancorp NA	8,574	571,800
		33,369,214
Beverages — 1.1%
Coca-Cola Co.	19,834	1,758,681
Coca-Cola Consolidated, Inc.	13,617	2,663,077
Monster Beverage Corp.†	32,972	1,514,074
PepsiCo, Inc.	9,172	1,287,198
		7,223,030
Biotechnology — 3.0%
Amgen, Inc.	588	252,769
Axsome Therapeutics, Inc.†	905	179,661
Biogen, Inc.†	5,439	1,178,359
Corteva, Inc.	5,089	430,682
Exelixis, Inc.†	57,654	3,150,215
Gilead Sciences, Inc.	22,905	3,351,918
Halozyme Therapeutics, Inc.†	19,931	2,122,452
Illumina, Inc.†	6,618	1,413,803
Incyte Corp.†	30,368	3,741,945
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	1,275	$1,018,827
Roivant Sciences, Ltd.†	21,842	756,607
United Therapeutics Corp.†	3,171	1,618,415
Vertex Pharmaceuticals, Inc.†	1,900	1,034,588
		20,250,241
Building Materials — 0.4%
Armstrong World Industries, Inc.	3,094	533,962
Builders FirstSource, Inc.†	15,104	1,002,906
CRH PLC	597	56,291
Fortune Brands Innovations, Inc.	3,075	136,315
Masco Corp.	11,044	796,935
Simpson Manufacturing Co., Inc.	1,814	331,254
Trane Technologies PLC	139	61,772
		2,919,435
Chemicals — 0.5%
CF Industries Holdings, Inc.	10,622	1,381,179
NewMarket Corp.	2,163	1,941,725
		3,322,904
Commercial Services — 1.0%
ADT, Inc.	46,532	343,872
API Group Corp.†	18,911	742,257
Booz Allen Hamilton Holding Corp.	5,942	449,512
Euronet Worldwide, Inc.†	4,665	324,264
FTI Consulting, Inc.†	2,326	350,226
Grand Canyon Education, Inc.†	6,740	998,396
H&R Block, Inc.	18,392	949,947
NIQ Global Intelligence PLC†	37,702	718,600
PayPal Holdings, Inc.	11,916	627,556
Rollins, Inc.	8,981	323,945
WEX, Inc.†	3,754	715,437
		6,544,012
Computers — 9.0%
Accenture PLC, Class A	4,249	806,290
Amdocs, Ltd.	5,212	328,669
Apple, Inc.	151,810	48,100,998
CACI International, Inc., Class A†	1,965	1,224,215
Cognizant Technology Solutions Corp., Class A	12,844	829,466
Crowdstrike Holdings, Inc., Class A†	772	178,332
Dell Technologies, Inc., Class C	1,017	463,762
EPAM Systems, Inc.†	3,773	444,573
Everpure, Inc., Class A†	7,786	723,709
ExlService Holdings, Inc.†	17,112	651,625
Fortinet, Inc.†	2,450	418,778
Gartner, Inc.†	3,316	656,933
Genpact, Ltd.	18,944	719,493
Hewlett Packard Enterprise Co.	6,952	363,172
HP, Inc.	5,558	166,851
International Business Machines Corp.	3,185	744,876
Kyndryl Holdings, Inc.†	40,628	546,447
Leidos Holdings, Inc.	775	108,663
NetApp, Inc.	6,252	1,158,433
Parsons Corp.†	5,285	257,062
Sandisk Corp.†	540	846,018
Western Digital Corp.	2,980	1,342,639
		61,081,004
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	6,587	591,644
e.l.f. Beauty, Inc.†	6,368	694,430

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Estee Lauder Cos., Inc., Class A	7,165	$732,980
Procter & Gamble Co.	9,121	1,323,640
		3,342,694
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	22,497	966,471
Fastenal Co.	19,904	981,466
LKQ Corp.	18,601	466,885
SiteOne Landscape Supply, Inc.†	10,247	1,009,637
WESCO International, Inc.	3,130	1,065,452
WW Grainger, Inc.	1,048	1,372,346
		5,862,257
Diversified Financial Services — 4.5%
Affiliated Managers Group, Inc.	6,609	2,433,368
American Express Co.	6,214	2,051,676
Ameriprise Financial, Inc.	2,425	1,341,292
Cboe Global Markets, Inc.	2,906	872,381
Charles Schwab Corp.	13,323	1,463,132
CME Group, Inc.	1,252	357,446
Credit Acceptance Corp.#†	1,471	882,218
Evercore, Inc., Class A	2,282	653,633
Lazard, Inc.	14,236	615,422
Mastercard, Inc., Class A	6,014	3,544,110
OneMain Holdings, Inc.	28,335	1,769,804
Raymond James Financial, Inc.	2,351	418,878
SEI Investments Co.	6,285	697,509
SLM Corp.	62,581	1,625,229
SoFi Technologies, Inc.#†	3,805	68,033
Synchrony Financial	31,256	2,409,213
T. Rowe Price Group, Inc.	4,058	451,574
Virtu Financial, Inc., Class A	33,585	2,204,519
Visa, Inc., Class A	12,278	4,657,905
Western Union Co.#	243,348	1,742,372
		30,259,714
Electric — 0.4%
AES Corp.	8,949	131,908
Alliant Energy Corp.	1,764	119,917
Ameren Corp.	1,178	124,880
American Electric Power Co., Inc.	1,216	148,875
CenterPoint Energy, Inc.	3,024	119,750
Clearway Energy, Inc., Class C#	5,958	189,167
Consolidated Edison, Inc.	1,496	160,102
Duke Energy Corp.	1,725	206,845
Edison International	4,678	252,518
Entergy Corp.	1,156	122,894
Evergy, Inc.	1,758	142,433
Eversource Energy	2,503	175,560
FirstEnergy Corp.	2,857	131,022
NextEra Energy, Inc.	2,095	172,502
OGE Energy Corp.	2,720	124,114
PG&E Corp.	7,844	104,090
Pinnacle West Capital Corp.	1,264	123,417
		2,549,994
Electrical Components & Equipment — 0.4%
Acuity, Inc.	6,533	2,167,584
Generac Holdings, Inc.†	340	63,029
Littelfuse, Inc.	483	199,083
		2,429,696
Security Description	Shares or Principal Amount	Value

Electronics — 0.6%
Allegion PLC	6,040	$937,710
Amphenol Corp., Class A	4,932	781,969
Keysight Technologies, Inc.†	1,684	543,427
Mettler-Toledo International, Inc.†	160	224,822
TD SYNNEX Corp.	532	134,516
Vontier Corp.	37,067	1,193,928
		3,816,372
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	771	155,665
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	842	1,301,412
EMCOR Group, Inc.	3,111	2,285,154
IES Holdings, Inc.†	1,050	318,150
Primoris Services Corp.	2,807	202,413
		4,107,129
Food — 1.3%
Albertsons Cos., Inc., Class A#	49,258	608,336
Kroger Co.	39,272	2,259,711
Performance Food Group Co.†	17,355	1,721,095
Sprouts Farmers Market, Inc.†	5,712	468,613
Sysco Corp.	15,182	1,230,957
US Foods Holding Corp.†	22,673	2,377,037
		8,665,749
Gas — 0.2%
MDU Resources Group, Inc.	6,821	135,874
National Fuel Gas Co.	3,244	269,447
NiSource, Inc.	2,784	113,921
UGI Corp.	13,079	502,888
		1,022,130
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	2,313	650,485
MSA Safety, Inc.	1,724	321,991
Snap-on, Inc.	1,571	606,893
		1,579,369
Health Care-Products — 0.6%
Align Technology, Inc.†	7,227	1,154,802
Envista Holdings Corp.†	36,586	992,944
Globus Medical, Inc., Class A†	9,617	782,535
Natera, Inc.†	1,234	397,299
ResMed, Inc.	981	235,538
Zimmer Biomet Holdings, Inc.	2,662	266,307
		3,829,425
Health Care-Services — 1.1%
Centene Corp.†	2,083	134,020
Chemed Corp.	2,394	1,241,792
Elevance Health, Inc.	1,030	404,316
HCA Healthcare, Inc.	1,598	662,291
Humana, Inc.	3,848	1,474,669
Labcorp Holdings, Inc.	1,010	335,987
Quest Diagnostics, Inc.	1,813	435,664
UnitedHealth Group, Inc.	6,811	2,652,271
		7,341,010
Home Furnishings — 0.3%
Dolby Laboratories, Inc., Class A	2,524	155,378
SharkNinja, Inc.†	9,123	1,756,086
		1,911,464

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co.	4,422	$264,436
Insurance — 5.3%
Aflac, Inc.	906	104,960
Allstate Corp.	12,089	3,116,544
American Financial Group, Inc.	5,996	854,730
Aon PLC, Class A	1,389	446,591
Arch Capital Group, Ltd.†	12,341	1,210,282
Assurant, Inc.	1,477	416,307
Axis Capital Holdings, Ltd.	12,947	1,278,905
Berkshire Hathaway, Inc., Class B†	15,923	8,025,670
Chubb, Ltd.	4,610	1,560,946
Cincinnati Financial Corp.	3,972	674,843
Globe Life, Inc.	11,312	1,953,243
Hanover Insurance Group, Inc.	8,302	1,877,165
Hartford Insurance Group, Inc.	15,661	2,151,508
Lincoln National Corp.	16,036	682,973
Loews Corp.	1,760	190,591
MGIC Investment Corp.	24,582	753,438
Old Republic International Corp.	35,895	1,497,899
Primerica, Inc.	3,292	946,944
Progressive Corp.	8,029	1,750,964
RenaissanceRe Holdings, Ltd.	6,600	2,162,424
Travelers Cos., Inc.	7,040	2,576,147
W.R. Berkley Corp.	14,229	961,311
White Mountains Insurance Group, Ltd.	221	464,544
Willis Towers Watson PLC	413	139,821
		35,798,750
Internet — 14.1%
Alphabet, Inc., Class A	59,393	20,155,015
Alphabet, Inc., Class C	48,380	16,227,136
Amazon.com, Inc.†	88,867	23,084,981
AppLovin Corp., Class A†	4,236	1,321,886
Booking Holdings, Inc.	8,405	1,673,351
eBay, Inc.	8,791	910,396
Etsy, Inc.#†	27,573	2,242,512
Expedia Group, Inc.	8,625	2,735,160
F5, Inc.†	4,082	1,661,905
Lyft, Inc., Class A#†	83,109	1,404,542
Maplebear, Inc.†	20,154	1,018,180
Match Group, Inc.	47,447	1,928,721
Meta Platforms, Inc., Class A	19,781	11,321,457
Netflix, Inc.†	15,134	1,226,611
Pinterest, Inc., Class A†	44,069	956,738
Reddit, Inc., Class A†	848	125,343
Robinhood Markets, Inc., Class A†	4,228	443,137
Roku, Inc.†	9,267	1,454,270
Uber Technologies, Inc.†	8,937	676,084
VeriSign, Inc.	6,558	1,890,540
Wayfair, Inc., Class A†	17,789	1,765,914
Zillow Group, Inc., Class A#†	11,070	396,195
Zillow Group, Inc., Class C†	11,042	386,028
		95,006,102
Investment Companies — 0.1%
Terawulf, Inc.#†	23,494	355,464
Iron/Steel — 0.3%
Reliance, Inc.	4,919	1,889,142
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.3%
Brunswick Corp.	1,991	$151,117
YETI Holdings, Inc.†	44,992	1,846,921
		1,998,038
Lodging — 0.3%
Boyd Gaming Corp.	7,826	607,219
Las Vegas Sands Corp.	2,754	120,653
Travel & Leisure Co.	14,398	990,007
		1,717,879
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	2,308	1,840,561
GE Vernova, Inc.	2,252	2,023,489
Oshkosh Corp.	572	88,151
Vertiv Holdings Co., Class A	1,167	301,926
		4,254,127
Machinery-Diversified — 0.6%
AGCO Corp.	2,684	317,544
Applied Industrial Technologies, Inc.	3,987	1,291,708
Cognex Corp.	2,057	125,395
Flowserve Corp.	2,360	186,652
Gates Industrial Corp., Ltd.†	6,197	158,519
Nordson Corp.	794	255,446
Otis Worldwide Corp.	1,844	131,164
Rockwell Automation, Inc.	207	87,857
Toro Co.	17,252	1,687,418
Watts Water Technologies, Inc., Class A	404	147,763
		4,389,466
Media — 0.8%
Fox Corp., Class A	20,780	1,399,533
Fox Corp., Class B	20,745	1,249,264
New York Times Co., Class A	26,869	1,807,478
Nexstar Media Group, Inc.	608	110,735
Versant Media Group, Inc.	9,889	406,636
Warner Bros. Discovery, Inc.†	25,133	717,044
		5,690,690
Metal Fabricate/Hardware — 0.5%
Mueller Industries, Inc.	26,438	1,649,996
Timken Co.	1,294	155,862
Valmont Industries, Inc.	3,966	1,862,671
		3,668,529
Mining — 0.5%
Aura Minerals, Inc.	5,795	484,346
Hecla Mining Co.	25,572	508,115
Newmont Corp.	18,717	2,359,465
Southern Copper Corp.	1,198	250,270
		3,602,196
Miscellaneous Manufacturing — 0.3%
A.O. Smith Corp.#	12,598	744,920
Donaldson Co., Inc.	16,369	1,487,778
		2,232,698
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	553	195,513
Oil & Gas — 2.0%
APA Corp.	78,333	3,380,069
Chevron Corp.	3,758	774,674
Devon Energy Corp.	19,369	939,590
EOG Resources, Inc.	9,414	1,364,654

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Expand Energy Corp.	1,727	$169,522
ExxonMobil Holdings Corp.	27,404	4,410,674
HF Sinclair Corp.	6,747	685,563
Marathon Petroleum Corp.	1,905	711,175
Ovintiv, Inc.	2,397	157,363
Range Resources Corp.	5,069	209,451
Valero Energy Corp.	2,221	797,161
Weatherford International PLC	1,472	143,917
		13,743,813
Oil & Gas Services — 0.2%
Halliburton Co.	4,691	172,863
NOV, Inc.	40,661	865,673
SLB, Ltd.	2,753	165,455
TechnipFMC PLC	1,952	152,549
		1,356,540
Pharmaceuticals — 4.9%
AbbVie, Inc.	13,991	3,587,572
Bristol-Myers Squibb Co.	41,766	2,790,386
Corcept Therapeutics, Inc.†	1,971	223,413
CVS Health Corp.	15,143	1,422,079
Dexcom, Inc.†	1,909	173,834
Eli Lilly & Co.	6,451	7,462,065
Henry Schein, Inc.†	18,218	1,635,976
Jazz Pharmaceuticals PLC†	11,372	2,850,733
Johnson & Johnson	27,609	7,339,853
Madrigal Pharmaceuticals, Inc.†	256	138,248
Merck & Co., Inc.	22,897	3,383,261
Organon & Co.	56,434	776,532
Viatris, Inc.	66,353	1,095,488
		32,879,440
REITS — 0.7%
AGNC Investment Corp.#	64,267	689,585
Alexandria Real Estate Equities, Inc.	2,549	130,738
Americold Realty Trust, Inc.	14,221	212,604
Annaly Capital Management, Inc.	36,292	831,813
Brixmor Property Group, Inc.	4,256	122,956
EPR Properties	2,223	130,512
Equinix, Inc.	118	123,513
Healthcare Realty Trust, Inc.	6,480	123,379
Host Hotels & Resorts, Inc.	25,271	554,193
Kilroy Realty Corp.	5,390	195,657
Kimco Realty Corp.	5,222	123,814
Lamar Advertising Co., Class A	1,683	250,784
Millrose Properties, Inc.	10,331	314,269
Prologis, Inc.	906	126,767
Simon Property Group, Inc.	607	128,878
Ventas, Inc.	1,541	140,493
Vornado Realty Trust	3,494	130,606
Welltower, Inc.	604	142,689
WP Carey, Inc.	3,186	222,893
		4,696,143
Retail — 6.3%
AutoZone, Inc.†	147	439,712
Bath & Body Works, Inc.	39,813	766,400
Best Buy Co., Inc.	14,442	1,157,526
BJ's Wholesale Club Holdings, Inc.†	6,891	624,669
Burlington Stores, Inc.†	396	102,865
Casey's General Stores, Inc.	2,632	1,979,817
Costco Wholesale Corp.	3,541	3,342,314
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dillard's, Inc., Class A#	2,992	$1,872,902
Dollar General Corp.	17,332	2,196,831
Dollar Tree, Inc.†	20,653	2,614,463
Domino's Pizza, Inc.	502	171,714
Ferguson Enterprises, Inc.	5,600	1,257,256
Five Below, Inc.†	5,653	1,395,387
Gap, Inc.	107,890	2,407,026
Home Depot, Inc.	4,283	1,404,096
Lowe's Cos., Inc.	5,424	1,110,293
Lululemon Athletica, Inc.†	4,049	486,933
Macy's, Inc.	149,687	3,287,127
MSC Industrial Direct Co., Inc., Class A	15,581	1,852,269
Murphy USA, Inc.	2,036	1,049,334
O'Reilly Automotive, Inc.†	6,706	595,493
Ross Stores, Inc.	4,117	940,899
Target Corp.	4,762	766,111
TJX Cos., Inc.	16,763	2,244,733
Ulta Beauty, Inc.†	3,499	1,879,313
Walmart, Inc.	47,333	4,963,812
Williams-Sonoma, Inc.	4,216	962,302
Yum! Brands, Inc.	3,184	488,139
		42,359,736
Semiconductors — 14.4%
Advanced Micro Devices, Inc.†	3,786	1,782,146
Applied Materials, Inc.	7,533	3,453,052
Astera Labs, Inc.†	965	286,586
Broadcom, Inc.	42,784	15,844,627
Cirrus Logic, Inc.†	18,509	2,026,921
Intel Corp.†	3,883	347,567
KLA Corp.	15,065	2,643,154
Lam Research Corp.	14,738	4,443,360
Lattice Semiconductor Corp.†	2,522	290,888
MACOM Technology Solutions Holdings, Inc.†	353	93,132
Micron Technology, Inc.	5,389	5,166,596
Monolithic Power Systems, Inc.	164	207,914
NVIDIA Corp.	248,303	54,820,336
ON Semiconductor Corp.†	1,124	83,277
Qorvo, Inc.†	15,613	1,500,097
QUALCOMM, Inc.	13,065	2,227,321
Rambus, Inc.†	2,338	202,681
Semtech Corp.†	2,035	270,574
Teradyne, Inc.	2,834	991,418
Texas Instruments, Inc.	1,209	315,440
		96,997,087
Software — 8.8%
Adobe, Inc.†	5,524	1,617,372
Akamai Technologies, Inc.†	1,815	197,145
Atlassian Corp., Class A†	2,149	417,271
Autodesk, Inc.†	1,024	264,735
DigitalOcean Holdings, Inc.†	4,394	486,372
DocuSign, Inc.†	23,828	1,579,082
Dropbox, Inc., Class A†	74,589	2,624,787
Elastic NV†	2,862	279,188
Gitlab, Inc., Class A†	10,077	468,984
HubSpot, Inc.†	2,185	571,072
Intuit, Inc.	1,157	415,710
Klaviyo, Inc., Class A†	26,755	550,618
Manhattan Associates, Inc.†	1,010	225,422
Microsoft Corp.	71,529	36,285,946
MongoDB, Inc.†	811	367,683
Nutanix, Inc., Class A†	8,526	584,628

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Palantir Technologies, Inc., Class A†	21,120	$3,936,346
Pegasystems, Inc.	30,614	1,126,901
Procore Technologies, Inc.†	7,291	457,291
RingCentral, Inc., Class A	57,106	3,975,720
Salesforce, Inc.	2,946	758,713
SentinelOne, Inc., Class A†	12,193	269,465
Twilio, Inc., Class A†	715	168,475
Unity Software, Inc.†	11,676	491,560
Workday, Inc., Class A†	2,012	397,269
Zoom Communications, Inc.†	10,260	991,937
		59,509,692
Telecommunications — 1.9%
Arista Networks, Inc.†	531	103,911
AT&T, Inc.	44,404	1,149,620
Ciena Corp.†	4,529	1,733,701
Cisco Systems, Inc.	41,632	4,599,920
Millicom International Cellular SA	23,303	2,184,889
T-Mobile US, Inc.	2,082	375,676
Ubiquiti, Inc.	1,777	1,048,466
Verizon Communications, Inc.	37,520	1,876,750
Viavi Solutions, Inc.†	2,633	95,552
		13,168,485
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	9,017	848,500
Mattel, Inc.†	82,649	1,235,602
		2,084,102
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	15,172	2,270,642
Expeditors International of Washington, Inc.	4,874	924,354
FedEx Corp.	3,555	1,163,907
Landstar System, Inc.	3,389	612,155
Ryder System, Inc.	3,057	747,314
		5,718,372
Total Common Stocks (cost $378,311,778)		666,502,601
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
Vanguard Russell 1000 ETF # (cost $6,449,447)	19,308	6,703,158
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Biotechnology — 0.0%
Apellis Pharmaceuticals, Inc. CVR†(1) (cost $560)	18,655	$560
Total Long-Term Investment Securities (cost $384,761,785)		673,206,319
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(2)(3) (cost $3,082,965)	3,082,965	3,082,965
TOTAL INVESTMENTS (cost $387,844,750)	100.1%	676,289,284
Other assets less liabilities	(0.1)	(690,576)
NET ASSETS	100.0%	$675,598,708

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2026.
(3)
At August 31, 2026, the Fund had loaned securities with a total value of $11,132,346.
This was secured by collateral of $3,082,965, which was received in cash and subsequently invested in short-term investments currently valued at $3,082,965 as reported in the Portfolio of Investments. Additional collateral of $8,451,530 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$12,613
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	205,009
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	8,233,908

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$666,502,601	$—	$—	$666,502,601
Unaffiliated Investment Companies	6,703,158	—	—	6,703,158
Rights	—	—	560	560
Short-Term Investments	3,082,965	—	—	3,082,965
Total Investments at Value	$676,288,724	$—	$560	$676,289,284

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.9%
ATI, Inc.†	507	$103,529
General Electric Co.	11,143	3,740,817
HEICO Corp.	9,275	3,071,416
HEICO Corp., Class A	1,002	244,658
Howmet Aerospace, Inc.	9,031	2,212,144
		9,372,564
Apparel — 1.0%
Deckers Outdoor Corp.†	38,634	3,364,249
On Holding AG, Class A†	55,170	1,572,345
Ralph Lauren Corp.	4,713	1,634,939
Tapestry, Inc.	29,561	3,647,532
		10,219,065
Auto Manufacturers — 2.5%
Cummins, Inc.	2,428	1,370,363
Tesla, Inc.†	63,763	23,461,596
		24,831,959
Banks — 0.4%
Bank of New York Mellon Corp.	5,722	922,844
Citigroup, Inc.	6,672	878,169
Northern Trust Corp.	6,815	1,264,591
NU Holdings, Ltd., Class A†	12,858	187,084
Popular, Inc.	2,982	501,543
		3,754,231
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	14,198	2,776,703
Monster Beverage Corp.†	31,141	1,429,995
PepsiCo, Inc.	3,268	458,631
		4,665,329
Biotechnology — 1.2%
Amgen, Inc.	543	233,425
Axsome Therapeutics, Inc.†	6,706	1,331,275
Exelixis, Inc.†	76,955	4,204,821
Halozyme Therapeutics, Inc.†	39,179	4,172,172
Insmed, Inc.†	17,301	2,107,608
		12,049,301
Building Materials — 0.2%
Armstrong World Industries, Inc.	845	145,830
Johnson Controls International PLC	4,202	580,885
Modine Manufacturing Co.†	1,891	337,411
Trane Technologies PLC	2,115	939,906
		2,004,032
Commercial Services — 0.8%
Chime Financial, Inc., Class A†	22,789	754,544
Corpay, Inc.†	438	177,083
Grand Canyon Education, Inc.†	26,013	3,853,306
H&R Block, Inc.	1,385	71,535
Moody's Corp.	4,424	2,232,527
NIQ Global Intelligence PLC†	48,969	933,349
Quanta Services, Inc.	143	86,814
Rollins, Inc.	1,125	40,579
United Rentals, Inc.	46	47,748
WEX, Inc.†	1,544	294,256
		8,491,741
Computers — 11.1%
Apple, Inc.	234,455	74,287,067
Security Description	Shares or Principal Amount	Value

Computers (continued)
Crowdstrike Holdings, Inc., Class A†	5,928	$1,369,368
Dell Technologies, Inc., Class C	5,720	2,608,377
Everpure, Inc., Class A†	42,998	3,996,664
ExlService Holdings, Inc.†	34,759	1,323,623
Fortinet, Inc.†	41,810	7,146,583
Gartner, Inc.†	647	128,177
Lumentum Holdings, Inc.†	1,606	1,469,105
NetApp, Inc.	14,370	2,662,617
Sandisk Corp.†	5,532	8,666,984
Super Micro Computer, Inc.†	3,075	114,636
Western Digital Corp.	15,381	6,929,910
		110,703,111
Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	9,399	844,218
Estee Lauder Cos., Inc., Class A	28,104	2,875,039
		3,719,257
Distribution/Wholesale — 0.4%
Fastenal Co.	18,848	929,395
WW Grainger, Inc.	2,057	2,693,621
		3,623,016
Diversified Financial Services — 4.6%
American Express Co.	2,081	687,084
Ameriprise Financial, Inc.	1,836	1,015,510
Credit Acceptance Corp.#†	1,322	792,856
Interactive Brokers Group, Inc., Class A	14,982	1,457,599
Lazard, Inc.	26,940	1,164,616
Mastercard, Inc., Class A	26,714	15,742,827
SoFi Technologies, Inc.#†	11,406	203,939
Tradeweb Markets, Inc., Class A	16,321	1,757,772
Visa, Inc., Class A	61,791	23,441,652
		46,263,855
Electric — 0.1%
Talen Energy Corp.†	1,724	509,890
Electrical Components & Equipment — 0.1%
Powell Industries, Inc.	3,225	579,629
Electronics — 2.1%
Advanced Energy Industries, Inc.	1,998	553,166
Amphenol Corp., Class A	62,955	9,981,515
Keysight Technologies, Inc.†	10,428	3,365,116
nVent Electric PLC	37,311	5,624,633
TTM Technologies, Inc.†	7,953	945,771
Vicor Corp.†	1,918	359,970
		20,830,171
Engineering & Construction — 1.7%
Comfort Systems USA, Inc.	6,230	9,629,212
Dycom Industries, Inc.†	319	92,896
EMCOR Group, Inc.	4,090	3,004,269
Everus Construction Group, Inc.†	1,310	150,820
IES Holdings, Inc.#†	8,398	2,544,594
Primoris Services Corp.	13,162	949,112
Sterling Infrastructure, Inc.†	583	274,051
		16,644,954
Food — 0.3%
Hershey Co.	10,281	1,811,615
Sysco Corp.	13,821	1,120,607
		2,932,222

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	4,320	$1,214,914
Health Care-Products — 0.2%
IDEXX Laboratories, Inc.†	753	419,188
Insulet Corp.†	2,208	328,241
Natera, Inc.†	4,919	1,583,721
		2,331,150
Health Care-Services — 0.1%
Medpace Holdings, Inc.†	1,083	643,291
Home Furnishings — 0.2%
SharkNinja, Inc.†	11,406	2,195,541
Internet — 18.2%
Airbnb, Inc., Class A†	950	174,059
Alphabet, Inc., Class A	183,062	62,122,090
Alphabet, Inc., Class C	144,105	48,334,258
Amazon.com, Inc.†	25,779	6,696,611
AppLovin Corp., Class A†	20,782	6,485,231
Booking Holdings, Inc.	33,011	6,572,160
Chewy, Inc., Class A†	3,454	82,205
DoorDash, Inc., Class A†	1,138	263,720
eBay, Inc.	10,998	1,138,953
Etsy, Inc.†	25,408	2,066,433
Expedia Group, Inc.	10,156	3,220,671
Lyft, Inc., Class A#†	11,122	187,962
Meta Platforms, Inc., Class A	54,536	31,213,134
Netflix, Inc.†	74,813	6,063,594
Reddit, Inc., Class A†	19,718	2,914,517
Robinhood Markets, Inc., Class A†	7,417	777,376
Roku, Inc.†	23,580	3,700,409
		182,013,383
Investment Companies — 0.2%
Terawulf, Inc.#†	136,696	2,068,211
Leisure Time — 0.0%
Amer Sports, Inc.†	11,004	336,172
Lodging — 0.0%
Travel & Leisure Co.	2,711	186,408
Machinery-Construction & Mining — 1.6%
Bloom Energy Corp., Class A†	4,201	866,666
Caterpillar, Inc.	9,776	7,796,067
GE Vernova, Inc.	4,072	3,658,814
Vertiv Holdings Co., Class A	16,076	4,159,183
		16,480,730
Machinery-Diversified — 0.2%
Rockwell Automation, Inc.	4,245	1,801,705
Media — 0.2%
EchoStar Corp., Class A†	21,045	1,819,130
Space Exploration Technologies Corp., Class A†	1,142	164,094
		1,983,224
Mining — 0.8%
Anglogold Ashanti PLC	18,401	2,066,800
Aura Minerals, Inc.#	28,361	2,370,412
Hecla Mining Co.	102,735	2,041,345
Southern Copper Corp.	8,261	1,725,377
		8,203,934
Oil & Gas — 0.5%
Marathon Petroleum Corp.	1,482	553,261
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Texas Pacific Land Corp.#	321	$120,163
Valero Energy Corp.	11,635	4,176,034
		4,849,458
Oil & Gas Services — 0.2%
TechnipFMC PLC	21,896	1,711,172
Pharmaceuticals — 4.0%
Ascendis Pharma A/S†	11,118	2,924,479
Cardinal Health, Inc.	7,440	1,745,573
Cencora, Inc.	4,143	1,340,675
Corcept Therapeutics, Inc.†	27,613	3,129,934
Dexcom, Inc.†	14,709	1,339,401
Eli Lilly & Co.	23,165	26,795,650
McKesson Corp.	2,549	2,256,681
Neurocrine Biosciences, Inc.†	5,180	797,875
		40,330,268
Real Estate — 0.2%
CBRE Group, Inc., Class A†	7,774	1,133,527
Jones Lang LaSalle, Inc.†	2,488	910,285
		2,043,812
Retail — 2.7%
Burlington Stores, Inc.†	4,563	1,185,285
Carvana Co.†	6,997	513,999
Casey's General Stores, Inc.	2,890	2,173,887
Costco Wholesale Corp.	3,474	3,279,074
Domino's Pizza, Inc.	1,444	493,935
Ferguson Enterprises, Inc.	8,043	1,805,734
Five Below, Inc.†	8,807	2,173,920
Home Depot, Inc.	9,305	3,050,458
Murphy USA, Inc.	2,918	1,503,908
Ross Stores, Inc.	11,571	2,644,436
TJX Cos., Inc.	12,036	1,611,741
Ulta Beauty, Inc.†	4,177	2,243,467
Walmart, Inc.	12,757	1,337,826
Williams-Sonoma, Inc.	6,603	1,507,135
Yum! Brands, Inc.	11,842	1,815,497
		27,340,302
Semiconductors — 27.4%
Advanced Micro Devices, Inc.†	33,884	15,949,876
Applied Materials, Inc.	22,408	10,271,603
Broadcom, Inc.	120,731	44,711,519
KLA Corp.	38,361	6,730,437
Lam Research Corp.	46,533	14,029,234
Micron Technology, Inc.	31,772	30,460,770
NVIDIA Corp.	673,400	148,673,252
Rambus, Inc.†	1,140	98,827
Teradyne, Inc.	9,473	3,313,940
		274,239,458
Software — 12.3%
Adobe, Inc.†	24,643	7,215,224
Appfolio, Inc., Class A#†	2,185	511,749
Atlassian Corp., Class A†	9,878	1,918,011
Autodesk, Inc.†	14,860	3,841,756
Bullish#†	2,585	87,968
Cadence Design Systems, Inc.†	3,593	1,217,237
DigitalOcean Holdings, Inc.†	22,567	2,497,941
DocuSign, Inc.†	46,266	3,066,048
Dynatrace, Inc.†	35,388	1,931,831
Elastic NV†	10,263	1,001,156

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp.†	275	$315,483
HubSpot, Inc.†	6,744	1,762,612
Intuit, Inc.	6,317	2,269,698
Klaviyo, Inc., Class A†	101,975	2,098,645
Manhattan Associates, Inc.†	9,242	2,062,722
Microsoft Corp.	107,598	54,583,389
MongoDB, Inc.†	5,244	2,377,472
Oracle Corp.	20,661	3,080,968
Palantir Technologies, Inc., Class A†	89,997	16,773,641
Pegasystems, Inc.	79,101	2,911,708
Procore Technologies, Inc.†	43,152	2,706,493
RingCentral, Inc., Class A	79,874	5,560,828
Samsara, Inc., Class A†	9,674	395,183
SentinelOne, Inc., Class A†	97,144	2,146,882
ServiceNow, Inc.†	3,903	577,605
		122,912,250
Telecommunications — 1.5%
Arista Networks, Inc.†	35,004	6,849,933
Ciena Corp.†	6,618	2,533,370
Corning, Inc.	7,127	1,059,999
Iridium Communications, Inc.	12,462	585,465
Ubiquiti, Inc.	5,246	3,095,245
Viavi Solutions, Inc.†	10,271	372,734
		14,496,746
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	20,814	1,958,597
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	28,221	4,223,555
Landstar System, Inc.	9,672	1,747,053
		5,970,608
Total Common Stocks (cost $694,893,516)		996,505,661
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Russell 1000 Growth ETF # (cost $696,390)	5,606	687,912
RIGHTS — 0.0%
Biotechnology — 0.0%
Apellis Pharmaceuticals, Inc. CVR†(1) (cost $1,646)	54,865	1,646
Total Long-Term Investment Securities (cost $695,591,552)		997,195,219
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2)	187	$187
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(2)(3)	208,319	208,319
Total Short-Term Investments (cost $208,507)		208,506
TOTAL INVESTMENTS (cost $695,800,059)	99.8%	997,403,725
Other assets less liabilities	0.2	2,024,595
NET ASSETS	100.0%	$999,428,320

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2026.
(3)
At August 31, 2026, the Fund had loaned securities with a total value of $4,015,600.
This was secured by collateral of $208,319, which was received in cash and subsequently invested in short-term investments currently valued at $208,319 as reported in the Portfolio of Investments. Additional collateral of $3,941,020 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$3,487
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	51,086
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	3,886,447

CVR—Contingent Value Rights
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$996,505,661	$—	$—	$996,505,661
Unaffiliated Investment Companies	687,912	—	—	687,912
Rights	—	—	1,646	1,646
Short-Term Investments	208,506	—	—	208,506
Total Investments at Value	$997,402,079	$—	$1,646	$997,403,725

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 1.0%
Omnicom Group, Inc.#	77,942	$6,822,263
Aerospace/Defense — 2.0%
Curtiss-Wright Corp.	916	533,597
General Dynamics Corp.	12,724	4,725,057
Loar Holdings, Inc.#†	21,588	1,515,262
Northrop Grumman Corp.	7,063	3,811,901
RTX Corp.	11,827	2,456,823
StandardAero, Inc.†	28,306	693,214
		13,735,854
Agriculture — 2.1%
Altria Group, Inc.	60,001	4,108,868
Philip Morris International, Inc.	53,826	10,081,610
		14,190,478
Apparel — 0.3%
Crocs, Inc.†	18,192	2,189,953
Auto Manufacturers — 0.6%
Cummins, Inc.	2,414	1,362,461
General Motors Co.	32,409	2,797,545
		4,160,006
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	9,120	585,139
Gentex Corp.	25,664	574,104
		1,159,243
Banks — 8.6%
Bank of America Corp.	97,252	6,023,789
Bank of New York Mellon Corp.	33,627	5,423,362
Cullen/Frost Bankers, Inc.	5,094	819,472
East West Bancorp, Inc.	22,865	2,900,654
Goldman Sachs Group, Inc.	3,641	3,735,302
JPMorgan Chase & Co.	63,938	22,763,207
Morgan Stanley	12,447	2,655,194
Northern Trust Corp.	18,308	3,397,232
Pinnacle Financial Partners, Inc.	9,572	956,913
State Street Corp.	23,465	4,490,732
Wells Fargo & Co.	61,747	5,334,323
		58,500,180
Beverages — 1.4%
Keurig Dr Pepper, Inc.	118,221	3,766,521
PepsiCo, Inc.	41,601	5,838,284
		9,604,805
Biotechnology — 3.1%
Amgen, Inc.	17,632	7,579,644
Exelixis, Inc.†	34,682	1,895,025
Gilead Sciences, Inc.	18,066	2,643,778
Incyte Corp.†	10,786	1,329,051
Moderna, Inc.#†	27,012	3,790,864
Regeneron Pharmaceuticals, Inc.	4,642	3,709,329
		20,947,691
Building Materials — 0.6%
Johnson Controls International PLC	23,466	3,243,940
Masco Corp.	11,345	818,655
		4,062,595
Chemicals — 1.5%
Albemarle Corp.	10,146	1,369,406
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
CF Industries Holdings, Inc.	17,982	$2,338,200
PPG Industries, Inc.	44,913	5,037,891
RPM International, Inc.	10,973	1,142,289
		9,887,786
Commercial Services — 1.9%
Global Payments, Inc.	33,463	3,046,806
Grand Canyon Education, Inc.†	4,321	640,070
Moody's Corp.	2,798	1,411,983
S&P Global, Inc.	17,182	7,488,603
		12,587,462
Computers — 9.0%
Accenture PLC, Class A	22,872	4,340,191
Amdocs, Ltd.	24,807	1,564,329
Apple, Inc.	114,901	36,406,382
Cognizant Technology Solutions Corp., Class A	48,594	3,138,201
Dell Technologies, Inc., Class C	11,382	5,190,306
Genpact, Ltd.	22,086	838,826
Hewlett Packard Enterprise Co.	70,184	3,666,412
International Business Machines Corp.	18,180	4,251,757
Leidos Holdings, Inc.	9,316	1,306,196
		60,702,600
Cosmetics/Personal Care — 0.7%
Procter & Gamble Co.	32,840	4,765,741
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	97,739	4,198,867
Diversified Financial Services — 4.7%
Affiliated Managers Group, Inc.	7,852	2,891,028
Blackrock, Inc.	4,266	4,929,832
Charles Schwab Corp.	22,027	2,419,005
Credit Acceptance Corp.#†	1,097	657,915
Franklin Templeton, Inc.	22,751	776,947
Invesco, Inc.	222,978	7,309,219
Synchrony Financial	27,769	2,140,434
T. Rowe Price Group, Inc.	55,324	6,156,455
Virtu Financial, Inc., Class A	43,684	2,867,418
Western Union Co.#	211,502	1,514,354
		31,662,607
Electric — 0.6%
Talen Energy Corp.†	14,810	4,380,206
Electrical Components & Equipment — 0.6%
Acuity, Inc.	6,651	2,206,735
Eaton Corp. PLC	5,171	2,078,122
		4,284,857
Electronics — 2.1%
Allegion PLC	29,614	4,597,573
Flex, Ltd.†	7,175	783,869
Garmin, Ltd.	9,433	2,680,010
nVent Electric PLC	31,558	4,757,368
TD SYNNEX Corp.	4,529	1,145,158
		13,963,978
Engineering & Construction — 0.2%
AECOM	23,747	1,601,260
Environmental Control — 0.2%
Pentair PLC	17,058	1,031,327
Food — 0.8%
Hershey Co.	14,050	2,475,750

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
J.M. Smucker Co.	5,777	$757,711
Post Holdings, Inc.†	23,710	1,976,466
		5,209,927
Gas — 0.1%
National Fuel Gas Co.	8,010	665,311
Hand/Machine Tools — 0.5%
Snap-on, Inc.	8,485	3,277,840
Health Care-Products — 2.3%
Boston Scientific Corp.†	75,782	3,660,271
Cooper Cos., Inc.†	17,116	1,199,660
Medtronic PLC	48,357	4,383,562
ResMed, Inc.	18,071	4,338,847
Stryker Corp.	6,735	2,180,793
		15,763,133
Health Care-Services — 1.0%
DaVita, Inc.†	2,912	512,541
UnitedHealth Group, Inc.	16,206	6,310,779
		6,823,320
Household Products/Wares — 0.3%
Kimberly-Clark Corp.#	20,878	2,253,780
Insurance — 6.5%
Aflac, Inc.	35,919	4,161,216
Allstate Corp.	4,439	1,144,374
American International Group, Inc.	25,621	1,956,419
Aon PLC, Class A	7,091	2,279,898
Arthur J. Gallagher & Co.	11,925	3,126,139
Assurant, Inc.	10,690	3,013,083
Assured Guaranty, Ltd.	13,008	971,698
Berkshire Hathaway, Inc., Class B†	41,872	21,104,744
Globe Life, Inc.	12,818	2,213,284
MGIC Investment Corp.	65,964	2,021,797
Travelers Cos., Inc.	1,960	717,223
Willis Towers Watson PLC	4,003	1,355,216
		44,065,091
Internet — 7.3%
Amazon.com, Inc.†	157,010	40,786,488
Gen Digital, Inc.	111,989	3,471,659
Meta Platforms, Inc., Class A	7,517	4,302,280
Wayfair, Inc., Class A†	6,669	662,031
		49,222,458
Iron/Steel — 0.3%
Nucor Corp.	7,948	1,984,139
Machinery-Diversified — 1.3%
Dover Corp.	21,890	4,251,695
Westinghouse Air Brake Technologies Corp.	14,894	4,258,641
		8,510,336
Media — 1.4%
Comcast Corp., Class A	62,014	1,650,813
Fox Corp., Class A	22,372	1,506,754
Walt Disney Co.	57,231	6,155,194
		9,312,761
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	12,114	756,035
Security Description	Shares or Principal Amount	Value

Mining — 1.5%
Alcoa Corp.	11,504	$574,625
Anglogold Ashanti PLC	19,789	2,222,700
Newmont Corp.	42,700	5,382,762
Royal Gold, Inc.	2,989	781,534
Southern Copper Corp.	5,574	1,164,268
		10,125,889
Oil & Gas — 5.7%
APA Corp.	19,044	821,749
Chevron Corp.	30,903	6,370,344
Chord Energy Corp.	9,636	1,417,552
ConocoPhillips	11,462	1,518,600
EOG Resources, Inc.	17,012	2,466,060
ExxonMobil Holdings Corp.	61,341	9,872,834
Marathon Petroleum Corp.	11,415	4,261,448
Ovintiv, Inc.	42,163	2,768,001
Phillips 66	3,607	889,414
Valero Energy Corp.	23,571	8,460,103
		38,846,105
Pharmaceuticals — 6.4%
AbbVie, Inc.	36,252	9,295,738
Cardinal Health, Inc.	15,560	3,650,687
Jazz Pharmaceuticals PLC†	8,380	2,100,698
Johnson & Johnson	64,102	17,041,517
McKesson Corp.	6,347	5,619,126
Merck & Co., Inc.	36,331	5,368,269
Neurocrine Biosciences, Inc.†	3,681	566,984
		43,643,019
Pipelines — 0.3%
Antero Midstream Corp.	34,544	774,477
ONEOK, Inc.	15,041	1,444,086
		2,218,563
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	4,047	1,480,676
REITS — 3.6%
Agree Realty Corp.	71,655	5,177,074
American Tower Corp.	9,550	1,677,935
Brixmor Property Group, Inc.	56,432	1,630,320
Kimco Realty Corp.	141,797	3,362,007
Realty Income Corp.	115,259	7,063,072
STAG Industrial, Inc.	137,606	5,125,823
		24,036,231
Retail — 3.2%
Costco Wholesale Corp.	3,472	3,277,186
Dillard's, Inc., Class A#	1,268	793,730
Five Below, Inc.†	4,913	1,212,725
McDonald's Corp.	19,615	5,169,337
Tractor Supply Co.	52,468	1,831,133
Walmart, Inc.	76,579	8,030,840
Yum! Brands, Inc.	8,918	1,367,219
		21,682,170
Semiconductors — 2.5%
Analog Devices, Inc.	23,972	8,681,220
Intel Corp.†	67,992	6,085,964
MKS, Inc.	4,046	1,036,747
QUALCOMM, Inc.	6,826	1,163,697
		16,967,628

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 8.7%
Adobe, Inc.†	20,046	$5,869,268
Bullish#†	27,485	935,314
Fidelity National Information Services, Inc.	16,347	666,467
Intuit, Inc.	6,729	2,417,730
Microsoft Corp.	66,313	33,639,922
Paycom Software, Inc.#	10,818	2,586,584
Roper Technologies, Inc.	14,088	5,982,328
SS&C Technologies Holdings, Inc.	84,276	6,992,380
		59,089,993
Telecommunications — 2.4%
Cisco Systems, Inc.	81,533	9,008,581
Verizon Communications, Inc.	149,528	7,479,391
		16,487,972
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	25,754	2,423,451
Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	19,310	2,889,935
Total Common Stocks (cost $569,045,787)		672,175,522
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell 1000 Value ETF # (cost $3,069,967)	11,881	3,052,348
Total Long-Term Investment Securities (cost $572,115,754)		675,227,870
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.68%(1)(2) (cost $1,194,200)	1,194,200	1,194,200
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 08/31/2026, to be repurchased 09/01/2026 in the amount of $2,778,121 and collateralized by $2,844,900 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $2,833,684 (cost $2,778,040)	$2,778,040	$2,778,040
TOTAL INVESTMENTS (cost $576,087,994)	100.2%	679,200,110
Other assets less liabilities	(0.2)	(1,530,234)
NET ASSETS	100.0%	$677,669,876

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2026.
(2)
At August 31, 2026, the Fund had loaned securities with a total value of $11,831,338.
This was secured by collateral of $1,194,200, which was received in cash and subsequently invested in short-term investments currently valued at $1,194,200 as reported in the Portfolio of Investments. Additional collateral of $10,987,281 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$5,299
United States Treasury Bills	0.00%	10/01/2026 to 07/08/2027	23,394
United States Treasury Notes/Bonds	0.00% to 5.13%	09/30/2026 to 08/15/2056	10,958,588

ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$672,175,522	$—	$—	$672,175,522
Unaffiliated Investment Companies	3,052,348	—	—	3,052,348
Short-Term Investments	1,194,200	—	—	1,194,200
Repurchase Agreements	—	2,778,040	—	2,778,040
Total Investments at Value	$676,422,070	$2,778,040	$—	$679,200,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.5%
Howmet Aerospace, Inc.	8,617	$2,110,734
Airlines — 0.9%
Delta Air Lines, Inc.	39,224	3,059,472
United Airlines Holdings, Inc.†	7,774	839,514
		3,898,986
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,572	249,403
Banks — 0.9%
Bank of New York Mellon Corp.	16,423	2,648,701
Fifth Third Bancorp	2,017	108,454
Huntington Bancshares, Inc.	3,899	65,055
PNC Financial Services Group, Inc.	2,431	582,541
US Bancorp	6,434	396,206
		3,800,957
Beverages — 1.7%
Keurig Dr Pepper, Inc.	65,525	2,087,627
Monster Beverage Corp.†	109,308	5,019,423
		7,107,050
Biotechnology — 2.5%
Biogen, Inc.†	1,379	298,760
Incyte Corp.†	8,898	1,096,412
Moderna, Inc.†	1,253	175,846
Regeneron Pharmaceuticals, Inc.	4,418	3,530,336
Vertex Pharmaceuticals, Inc.†	10,385	5,654,840
		10,756,194
Building Materials — 0.2%
Trane Technologies PLC	2,031	902,576
Chemicals — 1.7%
Ecolab, Inc.	3,986	1,128,835
Linde PLC	11,043	5,406,432
Sherwin-Williams Co.	2,394	811,111
		7,346,378
Commercial Services — 3.4%
Automatic Data Processing, Inc.	15,912	4,553,378
Cintas Corp.	19,928	4,021,271
Moody's Corp.	3,772	1,903,502
Quanta Services, Inc.	896	543,953
S&P Global, Inc.	7,887	3,437,470
		14,459,574
Computers — 10.4%
Accenture PLC, Class A	13,774	2,613,754
Apple, Inc.	71,935	22,792,605
Cognizant Technology Solutions Corp., Class A	9,531	615,512
Crowdstrike Holdings, Inc., Class A†	156	36,036
Dell Technologies, Inc., Class C	4,003	1,825,408
Fortinet, Inc.†	16,588	2,835,387
Hewlett Packard Enterprise Co.	42,238	2,206,513
HP, Inc.	78,834	2,366,597
Lumentum Holdings, Inc.†	517	472,931
NetApp, Inc.	10,050	1,862,165
Sandisk Corp.†	1,302	2,039,843
Seagate Technology Holdings PLC	1,843	1,526,704
Super Micro Computer, Inc.†	10,877	405,495
Western Digital Corp.	5,422	2,442,882
		44,041,832
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.4%
Kenvue, Inc.	80,501	$1,519,859
Distribution/Wholesale — 0.6%
Copart, Inc.†	73,464	2,423,577
Diversified Financial Services — 8.6%
American Express Co.	18,272	6,032,866
Ameriprise Financial, Inc.	1,984	1,097,370
Blackrock, Inc.	1,098	1,268,860
Charles Schwab Corp.	38,136	4,188,096
CME Group, Inc.	10,745	3,067,697
Coinbase Global, Inc., Class A†	2,130	400,696
Interactive Brokers Group, Inc., Class A	4,518	439,556
Intercontinental Exchange, Inc.	16,210	2,604,947
Mastercard, Inc., Class A	13,941	8,215,571
Visa, Inc., Class A	23,696	8,989,551
		36,305,210
Electric — 2.5%
Consolidated Edison, Inc.	18,444	1,973,877
Eversource Energy	12,303	862,932
Exelon Corp.	87,792	3,838,266
FirstEnergy Corp.	36,803	1,687,786
NRG Energy, Inc.	157	17,289
PPL Corp.	66,003	2,252,682
		10,632,832
Electrical Components & Equipment — 1.0%
Eaton Corp. PLC	10,050	4,038,894
Electronics — 1.0%
Amphenol Corp., Class A	20,398	3,234,103
Emerson Electric Co.	4,614	703,358
TE Connectivity PLC	1,306	268,057
		4,205,518
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	54	83,464
Entertainment — 0.3%
Live Nation Entertainment, Inc.†	6,015	1,082,038
Environmental Control — 1.3%
Republic Services, Inc.	11,894	2,627,622
Waste Management, Inc.	13,292	2,909,885
		5,537,507
Food — 0.5%
General Mills, Inc.#	18,158	748,110
Kraft Heinz Co.	56,211	1,442,936
		2,191,046
Health Care-Products — 3.4%
Danaher Corp.	8,451	1,804,796
Edwards Lifesciences Corp.†	9,719	881,999
GE HealthCare Technologies, Inc.	7,336	522,543
IDEXX Laboratories, Inc.†	2,507	1,395,622
ResMed, Inc.	6,184	1,484,778
STERIS PLC	1,584	368,502
Stryker Corp.	9,568	3,098,119
Thermo Fisher Scientific, Inc.	7,882	4,863,982
Waters Corp.†	99	41,048
		14,461,389

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services — 0.6%
Elevance Health, Inc.	1,625	$637,877
HCA Healthcare, Inc.	4,699	1,947,501
		2,585,378
Household Products/Wares — 0.4%
Church & Dwight Co., Inc.	16,082	1,604,662
Insurance — 2.5%
Aflac, Inc.	2,723	315,460
Aon PLC, Class A	1,140	366,533
Arthur J. Gallagher & Co.	4,723	1,238,134
Assurant, Inc.	299	84,276
Chubb, Ltd.	9,694	3,282,388
Marsh & McLennan Cos., Inc.	5,949	1,129,120
Progressive Corp.	14,319	3,122,688
Travelers Cos., Inc.	3,200	1,170,976
		10,709,575
Internet — 5.7%
AppLovin Corp., Class A†	2,233	696,830
Booking Holdings, Inc.	29,750	5,922,927
eBay, Inc.	33,664	3,486,244
Expedia Group, Inc.	5,610	1,779,043
Netflix, Inc.†	53,700	4,352,385
Palo Alto Networks, Inc.†	19,206	7,339,189
Reddit, Inc., Class A†	831	122,830
Robinhood Markets, Inc., Class A†	1,497	156,901
		23,856,349
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	222	59,660
Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	16,519	5,224,629
Machinery-Construction & Mining — 1.1%
GE Vernova, Inc.	3,998	3,592,323
Vertiv Holdings Co., Class A	3,504	906,555
		4,498,878
Machinery-Diversified — 0.6%
Deere & Co.	3,928	2,572,487
Media — 0.8%
Comcast Corp., Class A	58,218	1,549,763
Walt Disney Co.	17,117	1,840,934
		3,390,697
Mining — 0.7%
Newmont Corp.	24,149	3,044,223
Oil & Gas — 1.7%
Devon Energy Corp.	3,421	165,953
Diamondback Energy, Inc.	7,449	1,493,375
EOG Resources, Inc.	21,901	3,174,769
EQT Corp.	11,985	649,347
Occidental Petroleum Corp.	1,420	85,456
Texas Pacific Land Corp.	206	77,114
Valero Energy Corp.	4,629	1,661,441
		7,307,455
Pharmaceuticals — 1.1%
McKesson Corp.	3,500	3,098,620
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	8,072	$1,192,719
Zoetis, Inc.	2,906	224,052
		4,515,391
Pipelines — 1.3%
Kinder Morgan, Inc.	83,645	2,696,715
Targa Resources Corp.	6,386	1,875,249
Williams Cos., Inc.	14,890	1,117,494
		5,689,458
Private Equity — 0.4%
Blackstone, Inc.	10,726	1,536,392
Real Estate — 0.2%
CBRE Group, Inc., Class A†	2,258	329,239
CoStar Group, Inc.†	18,503	593,391
		922,630
REITS — 2.8%
Digital Realty Trust, Inc.	3,773	700,231
Equinix, Inc.	2,323	2,431,531
Prologis, Inc.	25,346	3,546,412
Welltower, Inc.	21,427	5,061,914
		11,740,088
Retail — 3.9%
AutoZone, Inc.†	335	1,002,065
Carvana Co.†	1,327	97,481
Casey's General Stores, Inc.	251	188,805
Chipotle Mexican Grill, Inc.†	23,395	889,712
Darden Restaurants, Inc.	1,966	421,235
Dollar General Corp.	3,769	477,721
Ferguson Enterprises, Inc.	1,229	275,923
Home Depot, Inc.	13,076	4,286,705
Lowe's Cos., Inc.	15,209	3,113,282
O'Reilly Automotive, Inc.†	9,482	842,002
Ross Stores, Inc.	4,291	980,665
TJX Cos., Inc.	26,061	3,489,829
Yum! Brands, Inc.	1,404	215,247
		16,280,672
Semiconductors — 19.9%
Advanced Micro Devices, Inc.†	12,853	6,050,164
Analog Devices, Inc.	7,739	2,802,602
Applied Materials, Inc.	8,637	3,959,114
Broadcom, Inc.	35,142	13,014,488
Intel Corp.†	37,174	3,327,445
KLA Corp.	16,514	2,897,381
Lam Research Corp.	18,366	5,537,165
Micron Technology, Inc.	8,302	7,959,377
NVIDIA Corp.	172,597	38,105,966
Texas Instruments, Inc.	560	146,110
		83,799,812
Software — 7.1%
Adobe, Inc.†	11,514	3,371,184
Autodesk, Inc.†	11,390	2,944,657
Cadence Design Systems, Inc.†	8,533	2,890,810
Datadog, Inc., Class A†	3,303	782,943
Fair Isaac Corp.†	316	362,518
Intuit, Inc.	3,130	1,124,609
Microsoft Corp.	5,123	2,598,847
Oracle Corp.	18,303	2,729,343
Roper Technologies, Inc.	4,327	1,837,417
Salesforce, Inc.	19,880	5,119,895

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	15,351	$2,271,795
Synopsys, Inc.†	2,343	1,029,959
Tyler Technologies, Inc.†	2,075	772,357
Veeva Systems, Inc., Class A†	974	278,262
Workday, Inc., Class A†	10,367	2,046,964
		30,161,560
Telecommunications — 4.1%
Arista Networks, Inc.†	18,275	3,576,235
AT&T, Inc.	24,905	644,790
Ciena Corp.†	1,342	513,718
Cisco Systems, Inc.	60,606	6,696,357
Corning, Inc.	11,451	1,703,107
Motorola Solutions, Inc.	1,513	734,259
Verizon Communications, Inc.	66,328	3,317,727
		17,186,193
Transportation — 0.9%
CSX Corp.	15,975	806,897
Old Dominion Freight Line, Inc.	1,549	309,738
Union Pacific Corp.	8,706	2,617,633
		3,734,268
Total Long-Term Investment Securities (cost $247,093,762)		417,575,475
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $4,674,613)	4,674,613	$4,674,613
TOTAL INVESTMENTS (cost $251,768,375)	100.0%	422,250,088
Other assets less liabilities	(0.0)	(56,074)
NET ASSETS	100.0%	$422,194,014

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At August 31, 2026, the Fund had loaned securities with a total value of $133,735. This was secured by collateral of $137,692 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2026
Federal Home Loan Bank	1.05% to 3.70%	09/30/2026 to 10/04/2027	$663
United States Treasury Bills	0.00%	07/08/2027	1,741
United States Treasury Notes/Bonds	0.13% to 5.00%	01/15/2027 to 05/15/2056	135,288

(1)	The rate shown is the 7-day yield as of August 31, 2026.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
13	Long	S&P 500 E-Mini Index	September 2026	$5,021,490	$5,004,350	$(17,140)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$417,575,475	$—	$—	$417,575,475
Short-Term Investments	4,674,613	—	—	4,674,613
Total Investments at Value	$422,250,088	$—	$—	$422,250,088
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$17,140	$—	$—	$17,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited)

Note 1 — Security Valuation
  In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”))
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2026, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited) — (continued)

Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited) — (continued)

 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited) — (continued)

entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.
 Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited) — (continued)

 The following table represents the Fund's objectives for using derivative instruments for the period ended August 31, 2026:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swaps
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Government Securities	1, 2	-	-	-	-	-	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	5	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Large Cap Core	1	-	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)
To manage exposures in certain securities markets.
(2)
To manage interest rate risk and the duration of the portfolio.
(3)
To manage foreign currency exchange rate risk.
(4)
To manage credit risk.
(5)
To manage against or gain exposure to certain securities and/or sectors.
(6)
To manage inflation risk and the duration of the portfolio.
Note 3 — Transactions with Affiliates
 Transactions in shares of Underlying Funds  and affiliated companies for the period ended August 31, 2026 are shown in the tables below.
Aggressive Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2026	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2026
VALIC Company I
Core Bond Fund	$—	$—	$160,774,337	$1,446,955	$—	$—	$(1,315,554)	$160,905,738
Emerging Economies Fund	—	—	4,181,362	—	—	—	(75,416)	4,105,946
High Yield Bond Fund	—	—	7,835,767	—	—	—	66,688	7,902,455
International Equities Index Fund	—	—	155,866,034	—	7,402,968	3,057,645	2,929,982	154,450,693
Large Cap Core Fund	—	—	106,629,125	—	2,188,245	37,068	640,390	105,118,338
Small Cap Growth Fund	—	—	19,858,106	—	1,541,948	575,485	190,430	19,082,073
Small Cap Value Fund	—	—	17,802,730	—	1,020,127	267,574	553,600	17,603,777
Stock Index Fund	—	—	160,319,408	2,122,216	—	—	2,614,188	165,055,812
Systematic Growth Fund	—	—	73,729,830	2,296,118	—	—	(2,398,387)	73,627,561
Systematic Value Fund	—	—	70,862,994	—	8,131,729	2,539,852	4,707,993	69,979,110
	$—	$—	$777,859,693	$5,865,289	$20,285,017	$6,477,624	$7,913,914	$777,831,503

†	Includes reinvestment of distributions paid.

Conservative Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2026	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2026
VALIC Company I
Core Bond Fund	$—	$—	$170,893,069	$—	$2,028,745	$(343,741)	$(1,040,761)	$167,479,822
Emerging Economies Fund	—	—	1,538,874	—	—	—	(27,755)	1,511,119
High Yield Bond Fund	—	—	2,836,688	—	—	—	24,142	2,860,830

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2026 — (unaudited) — (continued)

Conservative Allocation Lifestyle Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2026	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2026
International Equities Index Fund	$—	$—	$28,114,196	$—	$2,298,648	$650,604	$382,590	$26,848,742
Large Cap Core Fund	—	—	18,354,526	—	1,133,477	4,284	106,014	17,331,347
Small Cap Growth Fund	—	—	2,901,606	—	332,198	121,485	(9,678)	2,681,215
Small Cap Value Fund	—	—	2,891,418	—	264,877	52,107	83,385	2,762,033
Stock Index Fund	—	—	27,083,174	1,970,561	1,758,847	398,167	14,908	27,707,963
Systematic Growth Fund	—	—	12,923,145	—	—	—	(416,037)	12,507,108
Systematic Value Fund	—	—	12,043,811	—	1,587,275	540,754	716,306	11,713,596
	$—	$—	$279,580,507	$1,970,561	$9,404,067	$1,423,660	$(166,886)	$273,403,775

†	Includes reinvestment of distributions paid.

Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2026	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2026
VALIC Company I
Core Bond Fund	$—	$—	$22,990,866	$7,361	$1,187,545	$21,806	$(204,060)	$21,628,428
Dividend Value Fund	—	—	5,655,936	1,620	261,260	63,122	302,014	5,761,432
Growth Fund	—	—	4,085,683	1,178	190,007	91,655	(181,771)	3,806,738
Inflation Protected Fund	—	—	—	1,567,789	30,851	(126)	(6,977)	1,529,835
International Value Fund	—	—	1,611,384	120	1,607,869	327,218	(330,853)	—
Large Cap Core Fund	—	—	4,982,369	1,178	190,007	(5,808)	34,003	4,821,735
Nasdaq-100® Index Fund	—	—	6,745,365	1,768	285,011	23,066	(215,391)	6,269,797
Science & Technology Fund	—	—	2,199,857	589	95,004	8,040	(97,314)	2,016,168
Stock Index Fund	—	—	36,438,437	10,601	1,710,064	390,737	174,992	35,304,703
Systematic Growth Fund	—	—	6,828,266	2,061	332,512	80,106	(303,143)	6,274,778
Systematic Value Fund	—	—	9,532,439	2,649	427,516	144,840	841,736	10,094,148
	$—	$—	$101,070,602	$1,596,914	$6,317,646	$1,144,656	$13,236	$97,507,762

†	Includes reinvestment of distributions paid.

Moderate Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2026	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2026
VALIC Company I
Core Bond Fund	$—	$—	$419,249,047	$5,235,928	$9,149,977	$443,813	$(3,883,063)	$411,895,748
Emerging Economies Fund	—	—	5,586,393	—	—	—	(100,757)	5,485,636
High Yield Bond Fund	—	—	10,286,783	—	—	—	87,548	10,374,331
International Equities Index Fund	—	—	154,918,283	—	9,343,029	3,824,574	2,059,700	151,459,528
Large Cap Core Fund	—	—	104,410,206	—	3,460,646	(5,780)	619,503	101,563,283
Small Cap Growth Fund	—	—	18,503,592	—	1,789,148	676,428	(5,165)	17,385,707
Small Cap Value Fund	—	—	18,424,697	—	1,380,620	268,992	539,956	17,853,025
Stock Index Fund	—	—	156,927,036	1,853,565	1,682,501	388,545	2,151,287	159,637,932
Systematic Growth Fund	—	—	71,112,379	1,457,289	—	—	(2,305,066)	70,264,602
Systematic Value Fund	—	—	67,617,979	—	7,231,618	2,272,881	4,623,152	67,282,394
	$—	$—	$1,027,036,395	$8,546,782	$34,037,539	$7,869,453	$3,787,095	$1,013,202,186

†	Includes reinvestment of distributions paid.
 Additional information is available in the VALIC Company I's Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.